UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vangaurd Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28th
Date of reporting period: May 31, 2013
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (87.2%)
United States Treasury Note/Bond	2.250%	5/31/14	1,487	1,518
United States Treasury Note/Bond	0.750%	6/15/14	3,685	3,707
United States Treasury Note/Bond	0.250%	6/30/14	4,435	4,439
United States Treasury Note/Bond	0.625%	7/15/14	6,935	6,970
United States Treasury Note/Bond	0.125%	7/31/14	5,000	4,997
United States Treasury Note/Bond	2.625%	7/31/14	800	823
United States Treasury Note/Bond	0.500%	8/15/14	8,425	8,457
United States Treasury Note/Bond	4.250%	8/15/14	3,365	3,529
United States Treasury Note/Bond	0.250%	8/31/14	5,600	5,604
United States Treasury Note/Bond	2.375%	8/31/14	3,910	4,016
United States Treasury Note/Bond	0.250%	9/15/14	5,820	5,825
United States Treasury Note/Bond	0.250%	9/30/14	7,100	7,104
United States Treasury Note/Bond	2.375%	9/30/14	170	175
United States Treasury Note/Bond	0.500%	10/15/14	5,850	5,873
United States Treasury Note/Bond	2.375%	10/31/14	30	31
United States Treasury Note/Bond	0.375%	11/15/14	7,815	7,832
United States Treasury Note/Bond	4.250%	11/15/14	2,745	2,905
United States Treasury Note/Bond	0.250%	11/30/14	4,050	4,051
United States Treasury Note/Bond	2.125%	11/30/14	2,800	2,879
United States Treasury Note/Bond	0.250%	12/15/14	5,850	5,852
United States Treasury Note/Bond	0.125%	12/31/14	551	550
United States Treasury Note/Bond	2.625%	12/31/14	4,940	5,125
United States Treasury Note/Bond	0.250%	1/15/15	2,625	2,625
United States Treasury Note/Bond	2.250%	1/31/15	7,050	7,282
United States Treasury Note/Bond	0.250%	2/15/15	5,381	5,379
United States Treasury Note/Bond	4.000%	2/15/15	4,775	5,076
United States Treasury Note/Bond	0.250%	2/28/15	6,000	5,998
United States Treasury Note/Bond	2.375%	2/28/15	6,525	6,763
United States Treasury Note/Bond	0.375%	3/15/15	6,070	6,079
United States Treasury Note/Bond	0.250%	3/31/15	3,975	3,973
United States Treasury Note/Bond	2.500%	3/31/15	8,690	9,040
United States Treasury Note/Bond	0.375%	4/15/15	450	451
United States Treasury Note/Bond	0.125%	4/30/15	4,000	3,988
United States Treasury Note/Bond	2.500%	4/30/15	4,865	5,069
United States Treasury Note/Bond	0.250%	5/15/15	3,865	3,861
United States Treasury Note/Bond	4.125%	5/15/15	3,845	4,130
United States Treasury Note/Bond	0.250%	5/31/15	5,000	4,995
United States Treasury Note/Bond	0.375%	6/15/15	7,565	7,574
United States Treasury Note/Bond	1.875%	6/30/15	1,570	1,620
United States Treasury Note/Bond	0.250%	7/15/15	3,470	3,464
United States Treasury Note/Bond	1.750%	7/31/15	3,380	3,482
United States Treasury Note/Bond	0.250%	8/15/15	3,375	3,368
United States Treasury Note/Bond	4.250%	8/15/15	5,405	5,867
United States Treasury Note/Bond	1.250%	8/31/15	5,455	5,565
United States Treasury Note/Bond	0.250%	9/15/15	6,250	6,234
United States Treasury Note/Bond	0.250%	10/15/15	12,130	12,094
United States Treasury Note/Bond	1.250%	10/31/15	250	255
United States Treasury Note/Bond	1.375%	11/30/15	10,250	10,497
United States Treasury Note/Bond	0.250%	12/15/15	7,790	7,758

United States Treasury Note/Bond	2.125%	12/31/15	500	522
United States Treasury Note/Bond	2.000%	1/31/16	8,460	8,809
United States Treasury Note/Bond	0.375%	2/15/16	7,130	7,116
United States Treasury Note/Bond	0.375%	3/15/16	9,390	9,365
United States Treasury Note/Bond	0.250%	4/15/16	6,840	6,793
United States Treasury Note/Bond	0.250%	5/15/16	3,050	3,028
United States Treasury Note/Bond	5.125%	5/15/16	2,500	2,837
United States Treasury Note/Bond	1.750%	5/31/16	6,000	6,218
United States Treasury Note/Bond	3.250%	5/31/16	500	541
				279,978
Agency Bonds and Notes (11.4%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Farm Credit Banks	1.625%	11/19/14	50	51
1 Federal Farm Credit Banks	0.270%	2/24/15	750	749
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Home Loan Banks	2.500%	6/13/14	100	102
1 Federal Home Loan Banks	5.500%	8/13/14	1,870	1,988
1 Federal Home Loan Banks	4.500%	11/14/14	100	106
1 Federal Home Loan Banks	2.750%	12/12/14	675	700
1 Federal Home Loan Banks	0.250%	1/16/15	1,375	1,374
1 Federal Home Loan Banks	0.250%	2/20/15	600	600
1 Federal Home Loan Banks	0.500%	11/20/15	1,680	1,683
1 Federal Home Loan Banks	3.125%	3/11/16	425	454
1 Federal Home Loan Banks	0.375%	6/24/16	400	398
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	294
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	200	202
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	615	621
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	2,655	2,681
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	476
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	480	484
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	2,060	2,071
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	53
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	704
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,000	1,003
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	542
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,035	1,067
2 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	553
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,699
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,036
2 Federal National Mortgage Assn.	1.125%	6/27/14	475	480
2 Federal National Mortgage Assn.	0.875%	8/28/14	2,285	2,304
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,305	1,312
2 Federal National Mortgage Assn.	2.625%	11/20/14	1,610	1,665
2 Federal National Mortgage Assn.	0.750%	12/19/14	500	504
2 Federal National Mortgage Assn.	0.375%	3/16/15	1,650	1,652
2 Federal National Mortgage Assn.	0.500%	5/27/15	600	602
2 Federal National Mortgage Assn.	0.500%	7/2/15	1,425	1,430
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,035	1,038
2 Federal National Mortgage Assn.	4.375%	10/15/15	175	191
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2 Federal National Mortgage Assn.	0.375%	12/21/15	300	299
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	28
2 Federal National Mortgage Assn.	0.500%	3/30/16	1,325	1,324
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	841
2 Federal National Mortgage Assn.	0.375%	7/5/16	525	521

Private Export Funding Corp.	3.050%	10/15/14	175	182
				36,546
Total U.S. Government and Agency Obligations (Cost $316,408)				316,524
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund
(Cost $4,370)	0.136%		4,370,277	4,370
Total Investments (99.9%) (Cost $320,778)				320,894
Other Assets and Liabilities-Net (0.1%)				249
Net Assets (100%)				321,143

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	316,524	—
Temporary Cash Investments	4,370	—	—
Total	4,370	316,524	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $320,778,000. Net unrealized appreciation of investment securities for tax purposes was $116,000, consisting of unrealized gains of $290,000 on securities that had risen in value since their purchase and $174,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (89.9%)
United States Treasury Note/Bond	7.250%	5/15/16	568	680
United States Treasury Note/Bond	1.750%	5/31/16	686	711
United States Treasury Note/Bond	3.250%	5/31/16	387	418
United States Treasury Note/Bond	1.500%	6/30/16	3,915	4,029
United States Treasury Note/Bond	3.250%	6/30/16	9,315	10,086
United States Treasury Note/Bond	1.500%	7/31/16	3,945	4,061
United States Treasury Note/Bond	3.250%	7/31/16	942	1,022
United States Treasury Note/Bond	4.875%	8/15/16	972	1,104
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,460
United States Treasury Note/Bond	3.000%	8/31/16	4,592	4,948
United States Treasury Note/Bond	1.000%	9/30/16	930	942
United States Treasury Note/Bond	3.000%	9/30/16	6,135	6,618
United States Treasury Note/Bond	1.000%	10/31/16	675	683
United States Treasury Note/Bond	3.125%	10/31/16	1,357	1,471
United States Treasury Note/Bond	4.625%	11/15/16	1,805	2,051
United States Treasury Note/Bond	0.875%	11/30/16	4,755	4,791
United States Treasury Note/Bond	2.750%	11/30/16	1,965	2,107
United States Treasury Note/Bond	0.875%	12/31/16	2,950	2,970
United States Treasury Note/Bond	3.250%	12/31/16	773	844
United States Treasury Note/Bond	0.875%	1/31/17	1,082	1,089
United States Treasury Note/Bond	3.125%	1/31/17	2,750	2,992
United States Treasury Note/Bond	4.625%	2/15/17	2,130	2,435
United States Treasury Note/Bond	0.875%	2/28/17	1,940	1,951
United States Treasury Note/Bond	3.000%	2/28/17	1,002	1,087
United States Treasury Note/Bond	1.000%	3/31/17	1,450	1,464
United States Treasury Note/Bond	3.250%	3/31/17	3,759	4,117
United States Treasury Note/Bond	0.875%	4/30/17	45	45
United States Treasury Note/Bond	3.125%	4/30/17	4,168	4,550
United States Treasury Note/Bond	4.500%	5/15/17	1,659	1,900
United States Treasury Note/Bond	8.750%	5/15/17	577	757
United States Treasury Note/Bond	0.625%	5/31/17	1,850	1,838
United States Treasury Note/Bond	2.750%	5/31/17	699	754
United States Treasury Note/Bond	0.750%	6/30/17	2,000	1,995
United States Treasury Note/Bond	2.500%	6/30/17	1,796	1,919
United States Treasury Note/Bond	0.500%	7/31/17	690	680
United States Treasury Note/Bond	2.375%	7/31/17	1,648	1,753
United States Treasury Note/Bond	4.750%	8/15/17	724	842
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,761
United States Treasury Note/Bond	0.625%	8/31/17	1,845	1,827
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,889
United States Treasury Note/Bond	0.625%	9/30/17	1,000	989
United States Treasury Note/Bond	1.875%	9/30/17	7,158	7,460
United States Treasury Note/Bond	0.750%	10/31/17	490	487
United States Treasury Note/Bond	1.875%	10/31/17	1,980	2,065
United States Treasury Note/Bond	4.250%	11/15/17	2,498	2,864
United States Treasury Note/Bond	0.625%	11/30/17	3,770	3,721
United States Treasury Note/Bond	2.250%	11/30/17	3,415	3,618
United States Treasury Note/Bond	0.750%	12/31/17	790	783
United States Treasury Note/Bond	0.875%	1/31/18	2,595	2,583

United States Treasury Note/Bond	2.625%	1/31/18	909	979
United States Treasury Note/Bond	3.500%	2/15/18	2,151	2,404
United States Treasury Note/Bond	0.750%	2/28/18	750	742
United States Treasury Note/Bond	2.750%	2/28/18	6,926	7,503
United States Treasury Note/Bond	0.750%	3/31/18	3,345	3,305
United States Treasury Note/Bond	2.875%	3/31/18	807	879
United States Treasury Note/Bond	0.625%	4/30/18	4,500	4,415
United States Treasury Note/Bond	2.625%	4/30/18	3,057	3,295
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,253
United States Treasury Note/Bond	9.125%	5/15/18	1,060	1,477
United States Treasury Note/Bond	1.000%	5/31/18	1,500	1,497
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,814
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,084
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,663
United States Treasury Note/Bond	4.000%	8/15/18	3,480	4,001
United States Treasury Note/Bond	1.500%	8/31/18	1,200	1,225
United States Treasury Note/Bond	1.375%	9/30/18	2,355	2,387
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,215
United States Treasury Note/Bond	3.750%	11/15/18	8,882	10,121
United States Treasury Note/Bond	9.000%	11/15/18	133	189
United States Treasury Note/Bond	1.375%	11/30/18	610	617
United States Treasury Note/Bond	1.375%	12/31/18	840	849
United States Treasury Note/Bond	1.250%	1/31/19	2,800	2,809
United States Treasury Note/Bond	2.750%	2/15/19	2,947	3,198
United States Treasury Note/Bond	8.875%	2/15/19	369	526
United States Treasury Note/Bond	1.375%	2/28/19	200	202
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,374
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,449
United States Treasury Note/Bond	3.125%	5/15/19	2,823	3,127
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,298
United States Treasury Note/Bond	1.000%	6/30/19	5,275	5,179
United States Treasury Note/Bond	0.875%	7/31/19	1,145	1,114
United States Treasury Note/Bond	3.625%	8/15/19	1,392	1,584
United States Treasury Note/Bond	8.125%	8/15/19	159	224
United States Treasury Note/Bond	1.000%	8/31/19	2,480	2,427
United States Treasury Note/Bond	1.000%	9/30/19	300	293
United States Treasury Note/Bond	3.375%	11/15/19	575	647
United States Treasury Note/Bond	1.000%	11/30/19	1,980	1,930
United States Treasury Note/Bond	1.125%	12/31/19	275	270
United States Treasury Note/Bond	1.375%	1/31/20	277	276
United States Treasury Note/Bond	3.625%	2/15/20	4,805	5,484
United States Treasury Note/Bond	1.250%	2/29/20	435	429
United States Treasury Note/Bond	1.125%	3/31/20	1,100	1,074
United States Treasury Note/Bond	1.125%	4/30/20	1,400	1,364
United States Treasury Note/Bond	3.500%	5/15/20	3,939	4,463
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,671
United States Treasury Note/Bond	2.625%	8/15/20	4,824	5,170
United States Treasury Note/Bond	2.625%	11/15/20	10,552	11,287
United States Treasury Note/Bond	3.625%	2/15/21	4,055	4,628
United States Treasury Note/Bond	7.875%	2/15/21	716	1,041
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,356
United States Treasury Note/Bond	8.125%	5/15/21	1,040	1,541
United States Treasury Note/Bond	2.125%	8/15/21	5,150	5,274
United States Treasury Note/Bond	8.125%	8/15/21	650	969
United States Treasury Note/Bond	2.000%	11/15/21	6,418	6,486
United States Treasury Note/Bond	8.000%	11/15/21	3,830	5,704
United States Treasury Note/Bond	2.000%	2/15/22	3,420	3,443

United States Treasury Note/Bond	1.750%	5/15/22	4,030	3,956
United States Treasury Note/Bond	1.625%	8/15/22	3,755	3,628
United States Treasury Note/Bond	1.625%	11/15/22	5,220	5,021
United States Treasury Note/Bond	2.000%	2/15/23	5,110	5,065
United States Treasury Note/Bond	1.750%	5/15/23	2,020	1,950
				283,056
Agency Bonds and Notes (8.7%)
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Banks	4.875%	1/17/17	500	574
1 Federal Home Loan Banks	0.375%	6/24/16	325	323
1 Federal Home Loan Banks	4.750%	12/16/16	820	936
1 Federal Home Loan Banks	1.000%	6/21/17	2,225	2,233
1 Federal Home Loan Banks	1.875%	3/13/20	150	152
1 Federal Home Loan Banks	4.125%	3/13/20	575	663
1 Federal Home Loan Banks	5.250%	12/11/20	250	309
1 Federal Home Loan Banks	5.625%	6/11/21	400	505
1 Federal Home Loan Banks	2.125%	3/10/23	250	244
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	288
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	548
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	115
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	540	544
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	232
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	600	609
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	376
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,100	1,103
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	400
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	125	147
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	300	295
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	350	346
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	498
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	407
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	442
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	850	834
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	750	732
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	725	738
2 Federal National Mortgage Assn.	0.375%	7/5/16	425	422
2 Federal National Mortgage Assn.	1.250%	9/28/16	50	51
2 Federal National Mortgage Assn.	1.375%	11/15/16	800	818
2 Federal National Mortgage Assn.	1.250%	1/30/17	200	203
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	438
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	707
2 Federal National Mortgage Assn.	5.000%	5/11/17	985	1,142
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,450	1,708
2 Federal National Mortgage Assn.	0.875%	8/28/17	350	349
2 Federal National Mortgage Assn.	0.875%	10/26/17	750	745
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	893
2 Federal National Mortgage Assn.	0.875%	2/8/18	850	841
2 Federal National Mortgage Assn.	0.875%	5/21/18	1,925	1,895
2 Federal National Mortgage Assn.	0.000%	10/9/19	450	393
1 Financing Corp.	10.700%	10/6/17	122	171
1 Financing Corp.	9.800%	4/6/18	200	280
1 Financing Corp.	10.350%	8/3/18	250	362
1 Financing Corp.	9.700%	4/5/19	50	72
NCUA Guaranteed Notes	3.000%	6/12/19	180	195
Private Export Funding Corp.	1.375%	2/15/17	250	255
Private Export Funding Corp.	2.250%	12/15/17	25	26
Private Export Funding Corp.	1.450%	8/15/19	100	99

Private Export Funding Corp.	2.050%	11/15/22	175	171
1 Tennessee Valley Authority	5.500%	7/18/17	125	148
1 Tennessee Valley Authority	3.875%	2/15/21	225	255
1 Tennessee Valley Authority	1.875%	8/15/22	125	120
				27,404
Total U.S. Government and Agency Obligations (Cost $307,268)				310,460
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund
(Cost $4,169)	0.136%		4,168,826	4,169
Total Investments (99.9%) (Cost $311,437)				314,629
Other Assets and Liabilities-Net (0.1%)				165
Net Assets (100%)				314,794

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	310,460	—
Temporary Cash Investments	4,169	—	—
Total	4,169	310,460	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $311,437,000. Net unrealized appreciation of investment securities for tax purposes was $3,192,000, consisting of unrealized gains of

$4,632,000 on securities that had risen in value since their purchase and $1,440,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (91.7%)
	United States Treasury Note/Bond	7.125%	2/15/23	374	544
	United States Treasury Note/Bond	6.250%	8/15/23	5,256	7,268
	United States Treasury Note/Bond	7.500%	11/15/24	1,885	2,883
	United States Treasury Note/Bond	7.625%	2/15/25	2,080	3,220
	United States Treasury Note/Bond	6.875%	8/15/25	1,713	2,532
	United States Treasury Note/Bond	6.000%	2/15/26	2,561	3,553
	United States Treasury Note/Bond	6.750%	8/15/26	2,435	3,601
	United States Treasury Note/Bond	6.500%	11/15/26	949	1,379
	United States Treasury Note/Bond	6.625%	2/15/27	883	1,299
	United States Treasury Note/Bond	6.375%	8/15/27	1,333	1,929
	United States Treasury Note/Bond	6.125%	11/15/27	2,875	4,079
	United States Treasury Note/Bond	5.500%	8/15/28	4,813	6,483
	United States Treasury Note/Bond	5.250%	11/15/28	2,799	3,683
	United States Treasury Note/Bond	5.250%	2/15/29	1,810	2,385
	United States Treasury Note/Bond	6.125%	8/15/29	1,279	1,841
	United States Treasury Note/Bond	6.250%	5/15/30	2,792	4,096
	United States Treasury Note/Bond	5.375%	2/15/31	7,085	9,560
	United States Treasury Note/Bond	4.500%	2/15/36	2,170	2,679
	United States Treasury Note/Bond	4.750%	2/15/37	2,930	3,746
	United States Treasury Note/Bond	5.000%	5/15/37	3,526	4,663
	United States Treasury Note/Bond	4.375%	2/15/38	9,029	10,959
	United States Treasury Note/Bond	4.500%	5/15/38	2,316	2,864
	United States Treasury Note/Bond	3.500%	2/15/39	6,960	7,340
	United States Treasury Note/Bond	4.250%	5/15/39	3,132	3,734
	United States Treasury Note/Bond	4.500%	8/15/39	6,190	7,671
	United States Treasury Note/Bond	4.375%	11/15/39	9,057	11,013
	United States Treasury Note/Bond	4.625%	2/15/40	7,642	9,653
	United States Treasury Note/Bond	4.375%	5/15/40	9,038	10,995
	United States Treasury Note/Bond	3.875%	8/15/40	6,148	6,898
	United States Treasury Note/Bond	4.250%	11/15/40	12,587	15,018
	United States Treasury Note/Bond	4.750%	2/15/41	11,128	14,343
	United States Treasury Note/Bond	4.375%	5/15/41	6,629	8,071
	United States Treasury Note/Bond	3.750%	8/15/41	6,270	6,879
	United States Treasury Note/Bond	3.125%	11/15/41	4,355	4,247
	United States Treasury Note/Bond	3.125%	2/15/42	12,465	12,146
	United States Treasury Note/Bond	3.000%	5/15/42	16,505	15,664
	United States Treasury Note/Bond	2.750%	8/15/42	16,145	14,515
	United States Treasury Note/Bond	2.750%	11/15/42	19,550	17,558
	United States Treasury Note/Bond	3.125%	2/15/43	9,470	9,198
					260,189
Agency Bonds and Notes (7.7%)
1	Federal Home Loan Banks	5.500%	7/15/36	1,215	1,575
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,655	2,404
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,360	1,994
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	590	836
2	Federal National Mortgage Assn.	6.250%	5/15/29	450	621
2	Federal National Mortgage Assn.	7.125%	1/15/30	2,190	3,276
2	Federal National Mortgage Assn.	7.250%	5/15/30	795	1,210

2 Federal National Mortgage Assn.	6.625%	11/15/30	575	831
2 Federal National Mortgage Assn.	5.625%	7/15/37	875	1,185
Israel Government AID Bond	5.500%	9/18/23	125	158
Israel Government AID Bond	5.500%	12/4/23	277	351
Israel Government AID Bond	5.500%	4/26/24	1,025	1,304
Private Export Funding Corp.	2.450%	7/15/24	355	351
1 Tennessee Valley Authority	6.750%	11/1/25	480	668
1 Tennessee Valley Authority	7.125%	5/1/30	1,200	1,742
1 Tennessee Valley Authority	4.650%	6/15/35	225	251
1 Tennessee Valley Authority	5.880%	4/1/36	600	784
1 Tennessee Valley Authority	6.150%	1/15/38	225	304
1 Tennessee Valley Authority	5.500%	6/15/38	150	188
1 Tennessee Valley Authority	5.250%	9/15/39	27	33
1 Tennessee Valley Authority	3.500%	12/15/42	300	275
1 Tennessee Valley Authority	4.875%	1/15/48	820	935
1 Tennessee Valley Authority	5.375%	4/1/56	340	414
1 Tennessee Valley Authority	4.625%	9/15/60	150	161
				21,851
Total U.S. Government and Agency Obligations (Cost $287,737)				282,040
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3 Vanguard Market Liquidity Fund (Cost
$3,819)	0.136%		3,818,714	3,819

Total Investments (100.8%) (Cost $291,556)				285,859
Other Assets and Liabilities-Net (-0.8%)				(2,160)
Net Assets (100%)				283,699

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Government Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	282,040	—
Temporary Cash Investments	3,819	—	—
Total	3,819	282,040	—
1 Represents variation margin on the last day of the reporting period.

C. At May 31, 2013, the cost of investment securities for tax purposes was $291,555,000. Net unrealized depreciation of investment securities for tax purposes was $5,696,000, consisting of unrealized gains of $1,509,000 on securities that had risen in value since their purchase and $7,205,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond	0.750%	2/28/18	200	198
United States Treasury Note/Bond	0.625%	4/30/18	950	932
Total U.S. Government and Agency Obligations (Cost $1,128)				1,130
Corporate Bonds (99.1%)
Finance (45.3%)
Banking (33.5%)
Abbey National Treasury Services plc	4.000%	4/27/16	4,325	4,626
American Express Bank FSB	6.000%	9/13/17	3,130	3,671
American Express Centurion Bank	0.875%	11/13/15	2,900	2,901
American Express Centurion Bank	5.950%	6/12/17	300	350
American Express Centurion Bank	6.000%	9/13/17	3,999	4,717
American Express Co.	5.500%	9/12/16	3,350	3,790
American Express Co.	6.150%	8/28/17	7,050	8,340
American Express Co.	7.000%	3/19/18	6,150	7,582
American Express Co.	1.550%	5/22/18	4,750	4,703
1 American Express Co.	6.800%	9/1/66	3,150	3,441
American Express Credit Corp.	5.125%	8/25/14	10,225	10,793
American Express Credit Corp.	1.750%	6/12/15	7,775	7,932
American Express Credit Corp.	2.750%	9/15/15	9,725	10,143
American Express Credit Corp.	2.800%	9/19/16	10,925	11,487
American Express Credit Corp.	2.375%	3/24/17	9,325	9,653
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	6,100	6,114
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,125	4,203
Bancolombia SA	4.250%	1/12/16	1,500	1,553
Bancolombia SA	5.950%	6/3/21	100	110
Bank of America Corp.	5.375%	6/15/14	1,575	1,643
Bank of America Corp.	5.125%	11/15/14	1,125	1,191
Bank of America Corp.	4.500%	4/1/15	15,450	16,343
Bank of America Corp.	4.750%	8/1/15	11,125	11,955
Bank of America Corp.	7.750%	8/15/15	1,000	1,123
Bank of America Corp.	3.700%	9/1/15	10,350	10,887
Bank of America Corp.	1.500%	10/9/15	6,875	6,913
Bank of America Corp.	5.250%	12/1/15	4,000	4,318
Bank of America Corp.	1.250%	1/11/16	4,325	4,303
Bank of America Corp.	3.625%	3/17/16	9,625	10,150
Bank of America Corp.	3.750%	7/12/16	15,200	16,128
Bank of America Corp.	6.500%	8/1/16	11,900	13,603
Bank of America Corp.	5.750%	8/15/16	3,200	3,538
Bank of America Corp.	7.800%	9/15/16	3,400	3,990
Bank of America Corp.	5.625%	10/14/16	6,775	7,620
Bank of America Corp.	5.420%	3/15/17	4,375	4,813
Bank of America Corp.	3.875%	3/22/17	8,800	9,390
Bank of America Corp.	6.000%	9/1/17	7,475	8,621
Bank of America Corp.	5.750%	12/1/17	13,300	15,209
Bank of America Corp.	2.000%	1/11/18	15,975	15,808
Bank of America Corp.	5.650%	5/1/18	17,200	19,711
Bank of America NA	5.300%	3/15/17	7,325	8,129
Bank of America NA	6.100%	6/15/17	2,475	2,831

Bank of Montreal	0.800%	11/6/15	5,350	5,355
Bank of Montreal	2.500%	1/11/17	9,530	9,900
Bank of Montreal	1.400%	9/11/17	6,135	6,102
Bank of Montreal	1.450%	4/9/18	300	296
Bank of New York Mellon Corp.	1.700%	11/24/14	2,100	2,133
Bank of New York Mellon Corp.	3.100%	1/15/15	7,900	8,223
Bank of New York Mellon Corp.	1.200%	2/20/15	1,950	1,969
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,072
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,143
Bank of New York Mellon Corp.	0.700%	10/23/15	3,975	3,976
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,952
Bank of New York Mellon Corp.	2.300%	7/28/16	11,450	11,906
Bank of New York Mellon Corp.	2.400%	1/17/17	3,425	3,556
Bank of New York Mellon Corp.	1.969%	6/20/17	550	561
Bank of New York Mellon Corp.	1.350%	3/6/18	5,050	5,031
Bank of Nova Scotia	1.850%	1/12/15	4,290	4,372
Bank of Nova Scotia	3.400%	1/22/15	10,825	11,302
Bank of Nova Scotia	2.050%	10/7/15	8,550	8,799
Bank of Nova Scotia	0.750%	10/9/15	5,950	5,949
Bank of Nova Scotia	0.950%	3/15/16	290	291
Bank of Nova Scotia	2.900%	3/29/16	7,300	7,692
Bank of Nova Scotia	2.550%	1/12/17	4,815	5,009
Bank of Nova Scotia	1.375%	12/18/17	7,500	7,443
Bank of Nova Scotia	1.450%	4/25/18	200	197
Barclays Bank plc	5.200%	7/10/14	16,350	17,153
Barclays Bank plc	2.750%	2/23/15	5,400	5,562
Barclays Bank plc	3.900%	4/7/15	4,200	4,426
Barclays Bank plc	5.000%	9/22/16	5,850	6,552
BB&T Corp.	5.200%	12/23/15	5,315	5,842
BB&T Corp.	3.200%	3/15/16	3,925	4,151
BB&T Corp.	3.950%	4/29/16	2,100	2,272
BB&T Corp.	2.150%	3/22/17	5,975	6,091
BB&T Corp.	4.900%	6/30/17	2,575	2,869
BB&T Corp.	1.600%	8/15/17	2,400	2,403
BB&T Corp.	1.450%	1/12/18	1,000	988
BBVA US Senior SAU	4.664%	10/9/15	11,650	12,131
Bear Stearns Cos. LLC	5.700%	11/15/14	10,452	11,202
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,307
Bear Stearns Cos. LLC	5.550%	1/22/17	5,900	6,612
Bear Stearns Cos. LLC	6.400%	10/2/17	8,025	9,459
Bear Stearns Cos. LLC	7.250%	2/1/18	14,450	17,661
BNP Paribas SA	3.250%	3/11/15	9,095	9,446
BNP Paribas SA	3.600%	2/23/16	11,100	11,751
BNP Paribas SA	2.375%	9/14/17	11,400	11,602
Canadian Imperial Bank of Commerce	0.900%	10/1/15	6,275	6,298
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,134
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,000	996
Capital One Financial Corp.	2.125%	7/15/14	3,840	3,892
Capital One Financial Corp.	2.150%	3/23/15	6,075	6,184
Capital One Financial Corp.	1.000%	11/6/15	3,700	3,676
Capital One Financial Corp.	3.150%	7/15/16	4,175	4,407
Capital One Financial Corp.	6.150%	9/1/16	3,500	3,959
Capital One Financial Corp.	6.750%	9/15/17	6,175	7,450
Capital One NA	1.500%	3/22/18	1,775	1,745
Citigroup Inc.	6.375%	8/12/14	12,100	12,866
Citigroup Inc.	5.000%	9/15/14	15,022	15,712
Citigroup Inc.	5.500%	10/15/14	11,725	12,425

Citigroup Inc.	6.010%	1/15/15	6,050	6,514
Citigroup Inc.	2.650%	3/2/15	8,725	8,952
Citigroup Inc.	4.875%	5/7/15	3,750	3,982
Citigroup Inc.	4.750%	5/19/15	10,860	11,621
Citigroup Inc.	4.700%	5/29/15	3,900	4,160
Citigroup Inc.	2.250%	8/7/15	5,300	5,426
Citigroup Inc.	4.587%	12/15/15	8,325	9,014
Citigroup Inc.	5.300%	1/7/16	3,575	3,919
Citigroup Inc.	1.250%	1/15/16	6,925	6,921
Citigroup Inc.	1.300%	4/1/16	2,075	2,075
Citigroup Inc.	3.953%	6/15/16	11,865	12,734
Citigroup Inc.	4.450%	1/10/17	13,300	14,541
Citigroup Inc.	5.500%	2/15/17	7,099	7,888
Citigroup Inc.	6.000%	8/15/17	8,226	9,525
Citigroup Inc.	6.125%	11/21/17	16,020	18,692
Citigroup Inc.	1.750%	5/1/18	7,575	7,473
Citigroup Inc.	6.125%	5/15/18	7,444	8,790
Comerica Bank	5.750%	11/21/16	2,225	2,552
Comerica Bank	5.200%	8/22/17	1,675	1,905
Comerica Inc.	4.800%	5/1/15	1,500	1,596
Comerica Inc.	3.000%	9/16/15	3,375	3,533
Commonwealth Bank of Australia	1.950%	3/16/15	8,250	8,441
Commonwealth Bank of Australia	1.250%	9/18/15	4,425	4,476
Commonwealth Bank of Australia	1.900%	9/18/17	7,150	7,271
Compass Bank	6.400%	10/1/17	1,500	1,672
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	6,925	7,135
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	13,900	14,795
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	3,850	3,803
Corpbanca SA	3.125%	1/15/18	1,700	1,677
Countrywide Financial Corp.	6.250%	5/15/16	1,900	2,118
Credit Suisse	3.500%	3/23/15	6,625	6,950
Credit Suisse	6.000%	2/15/18	6,350	7,322
Credit Suisse USA Inc.	4.875%	1/15/15	7,400	7,888
Credit Suisse USA Inc.	5.125%	8/15/15	10,145	11,055
Credit Suisse USA Inc.	5.375%	3/2/16	4,625	5,155
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	2,963
Deutsche Bank AG	3.875%	8/18/14	3,305	3,435
Deutsche Bank AG	3.450%	3/30/15	6,665	6,991
Deutsche Bank AG	3.250%	1/11/16	9,960	10,507
Deutsche Bank AG	6.000%	9/1/17	12,690	14,929
Deutsche Bank Financial LLC	5.375%	3/2/15	5,750	6,100
Discover Bank/Greenwood DE	2.000%	2/21/18	4,575	4,540
Discover Financial Services	6.450%	6/12/17	1,175	1,362
Fifth Third Bancorp	3.625%	1/25/16	6,550	6,963
Fifth Third Bancorp	5.450%	1/15/17	1,270	1,415
Fifth Third Bank	4.750%	2/1/15	1,425	1,512
Fifth Third Bank	0.900%	2/26/16	750	745
Fifth Third Bank	1.450%	2/28/18	2,000	1,980
First Horizon National Corp.	5.375%	12/15/15	2,025	2,209
First Tennessee Bank NA	5.650%	4/1/16	1,500	1,640
Goldman Sachs Group Inc.	5.000%	10/1/14	2,900	3,052
Goldman Sachs Group Inc.	5.500%	11/15/14	5,950	6,337
Goldman Sachs Group Inc.	5.125%	1/15/15	10,700	11,372
Goldman Sachs Group Inc.	3.300%	5/3/15	11,125	11,574

Goldman Sachs Group Inc.	3.700%	8/1/15	12,675	13,289
Goldman Sachs Group Inc.	1.600%	11/23/15	8,475	8,557
Goldman Sachs Group Inc.	5.350%	1/15/16	9,625	10,567
Goldman Sachs Group Inc.	3.625%	2/7/16	16,750	17,696
Goldman Sachs Group Inc.	5.750%	10/1/16	9,475	10,719
Goldman Sachs Group Inc.	5.625%	1/15/17	9,950	11,024
Goldman Sachs Group Inc.	6.250%	9/1/17	12,575	14,575
Goldman Sachs Group Inc.	5.950%	1/18/18	13,334	15,360
Goldman Sachs Group Inc.	2.375%	1/22/18	17,200	17,301
Goldman Sachs Group Inc.	6.150%	4/1/18	17,800	20,697
HSBC Bank USA NA	6.000%	8/9/17	1,850	2,142
HSBC USA Inc.	2.375%	2/13/15	9,925	10,190
HSBC USA Inc.	1.625%	1/16/18	6,500	6,447
Intesa Sanpaolo SPA	3.125%	1/15/16	9,375	9,371
Intesa Sanpaolo SPA	3.875%	1/16/18	8,350	8,240
JPMorgan Chase & Co.	4.650%	6/1/14	6,914	7,195
JPMorgan Chase & Co.	5.125%	9/15/14	8,500	8,952
JPMorgan Chase & Co.	3.700%	1/20/15	16,950	17,703
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	7,845
JPMorgan Chase & Co.	1.875%	3/20/15	7,225	7,342
JPMorgan Chase & Co.	5.250%	5/1/15	1,500	1,615
JPMorgan Chase & Co.	3.400%	6/24/15	2,000	2,096
JPMorgan Chase & Co.	5.150%	10/1/15	5,299	5,758
JPMorgan Chase & Co.	1.100%	10/15/15	11,150	11,139
JPMorgan Chase & Co.	2.600%	1/15/16	3,975	4,117
JPMorgan Chase & Co.	1.125%	2/26/16	6,450	6,430
JPMorgan Chase & Co.	3.450%	3/1/16	15,325	16,229
JPMorgan Chase & Co.	3.150%	7/5/16	27,200	28,622
JPMorgan Chase & Co.	6.125%	6/27/17	2,400	2,771
JPMorgan Chase & Co.	2.000%	8/15/17	15,300	15,472
JPMorgan Chase & Co.	6.000%	1/15/18	21,676	25,309
JPMorgan Chase & Co.	1.800%	1/25/18	5,350	5,326
JPMorgan Chase & Co.	1.625%	5/15/18	3,325	3,260
JPMorgan Chase Bank NA	6.000%	10/1/17	12,685	14,724
KeyBank NA	5.800%	7/1/14	2,975	3,135
KeyBank NA	4.950%	9/15/15	1,000	1,077
KeyBank NA	5.450%	3/3/16	3,600	4,000
KeyBank NA	1.650%	2/1/18	6,550	6,538
KeyCorp	3.750%	8/13/15	3,325	3,529
Lloyds TSB Bank plc	4.875%	1/21/16	5,500	6,051
Lloyds TSB Bank plc	4.200%	3/28/17	3,350	3,659
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,975	3,578
Manufacturers & Traders Trust Co.	1.450%	3/7/18	1,750	1,745
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,508
MBNA Corp.	5.000%	6/15/15	2,800	2,976
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,499
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,875	4,105
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,350	8,140
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,560	6,159
Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,300	10,803
Merrill Lynch & Co. Inc.	6.875%	4/25/18	26,000	31,070
Morgan Stanley	2.875%	7/28/14	5,875	6,002
Morgan Stanley	4.200%	11/20/14	3,750	3,908
Morgan Stanley	4.100%	1/26/15	8,775	9,187
Morgan Stanley	6.000%	4/28/15	10,700	11,612
Morgan Stanley	4.000%	7/24/15	8,125	8,550
Morgan Stanley	5.375%	10/15/15	7,705	8,370

Morgan Stanley	3.450%	11/2/15	5,000	5,214
Morgan Stanley	1.750%	2/25/16	8,650	8,666
Morgan Stanley	3.800%	4/29/16	11,300	11,912
Morgan Stanley	5.750%	10/18/16	4,575	5,142
Morgan Stanley	5.450%	1/9/17	13,275	14,748
Morgan Stanley	4.750%	3/22/17	11,225	12,257
Morgan Stanley	5.550%	4/27/17	9,255	10,347
Morgan Stanley	6.250%	8/28/17	5,875	6,786
Morgan Stanley	5.950%	12/28/17	9,875	11,294
Morgan Stanley	6.625%	4/1/18	15,600	18,435
Morgan Stanley	2.125%	4/25/18	7,825	7,712
Murray Street Investment Trust I	4.647%	3/9/17	8,825	9,627
National Australia Bank Ltd.	2.000%	3/9/15	6,450	6,605
National Australia Bank Ltd.	1.600%	8/7/15	7,825	7,964
National Australia Bank Ltd.	0.900%	1/20/16	2,925	2,925
National Australia Bank Ltd.	2.750%	3/9/17	4,550	4,779
National Bank of Canada	1.500%	6/26/15	4,000	4,055
National Bank of Canada	1.450%	11/7/17	3,550	3,511
National City Corp.	4.900%	1/15/15	4,025	4,289
Northern Trust Corp.	4.625%	5/1/14	3,000	3,115
PNC Bank NA	0.800%	1/28/16	3,500	3,490
PNC Bank NA	5.250%	1/15/17	3,000	3,367
PNC Bank NA	4.875%	9/21/17	2,225	2,509
PNC Bank NA	6.000%	12/7/17	3,300	3,894
PNC Funding Corp.	5.400%	6/10/14	1,850	1,940
PNC Funding Corp.	3.625%	2/8/15	5,300	5,545
PNC Funding Corp.	4.250%	9/21/15	3,830	4,115
PNC Funding Corp.	5.250%	11/15/15	3,400	3,738
PNC Funding Corp.	2.700%	9/19/16	7,550	7,914
PNC Funding Corp.	5.625%	2/1/17	1,950	2,199
Regions Financial Corp.	7.750%	11/10/14	945	1,028
Regions Financial Corp.	5.750%	6/15/15	3,000	3,242
Regions Financial Corp.	2.000%	5/15/18	4,775	4,675
Royal Bank of Canada	1.450%	10/30/14	10,375	10,519
Royal Bank of Canada	1.150%	3/13/15	3,050	3,081
Royal Bank of Canada	0.800%	10/30/15	2,875	2,883
Royal Bank of Canada	2.625%	12/15/15	7,875	8,252
Royal Bank of Canada	2.875%	4/19/16	6,575	6,950
Royal Bank of Canada	2.300%	7/20/16	4,125	4,289
Royal Bank of Canada	1.500%	1/16/18	4,400	4,392
Royal Bank of Scotland Group plc	2.550%	9/18/15	10,400	10,685
Royal Bank of Scotland plc	4.875%	3/16/15	3,795	4,048
Royal Bank of Scotland plc	3.950%	9/21/15	3,550	3,767
Royal Bank of Scotland plc	4.375%	3/16/16	6,700	7,286
Santander Holdings USA Inc.	3.000%	9/24/15	2,525	2,587
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,912
Societe Generale SA	2.750%	10/12/17	9,250	9,498
Sovereign Bank	8.750%	5/30/18	1,275	1,579
State Street Corp.	2.875%	3/7/16	8,025	8,480
State Street Corp.	4.956%	3/15/18	1,000	1,123
State Street Corp.	1.350%	5/15/18	5,250	5,207
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,950	4,001
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	2,475	2,463
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	4,275	4,266
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,349
SunTrust Bank	7.250%	3/15/18	2,250	2,754
SunTrust Banks Inc.	3.600%	4/15/16	7,375	7,837

SunTrust Banks Inc.	3.500%	1/20/17	1,850	1,962
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,860
Svenska Handelsbanken AB	3.125%	7/12/16	5,625	5,954
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,754
Svenska Handelsbanken AB	1.625%	3/21/18	3,500	3,509
Toronto-Dominion Bank	1.375%	7/14/14	2,840	2,868
Toronto-Dominion Bank	2.500%	7/14/16	8,110	8,486
Toronto-Dominion Bank	2.375%	10/19/16	9,335	9,756
Toronto-Dominion Bank	1.400%	4/30/18	4,550	4,490
UBS AG	3.875%	1/15/15	4,746	4,977
UBS AG	7.000%	10/15/15	1,000	1,119
UBS AG	5.875%	7/15/16	5,400	6,016
UBS AG	7.375%	6/15/17	200	229
UBS AG	5.875%	12/20/17	11,400	13,351
UBS AG	5.750%	4/25/18	8,500	10,016
Union Bank NA	5.950%	5/11/16	2,050	2,305
Union Bank NA	3.000%	6/6/16	4,000	4,210
Union Bank NA	2.125%	6/16/17	2,475	2,521
US Bancorp	2.875%	11/20/14	1,375	1,420
US Bancorp	3.150%	3/4/15	3,950	4,123
US Bancorp	2.450%	7/27/15	4,375	4,534
US Bancorp	3.442%	2/1/16	2,550	2,696
US Bancorp	2.200%	11/15/16	5,675	5,889
US Bancorp	1.650%	5/15/17	7,425	7,513
US Bank NA	4.950%	10/30/14	3,360	3,561
US Bank NA	4.800%	4/15/15	2,100	2,255
1 US Bank NA	3.778%	4/29/20	1,250	1,310
Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,486
Wachovia Bank NA	4.800%	11/1/14	2,700	2,853
Wachovia Bank NA	4.875%	2/1/15	4,150	4,425
Wachovia Bank NA	5.000%	8/15/15	500	542
Wachovia Bank NA	5.600%	3/15/16	1,823	2,043
Wachovia Bank NA	6.000%	11/15/17	5,400	6,339
Wachovia Corp.	5.250%	8/1/14	6,510	6,849
Wachovia Corp.	5.625%	10/15/16	6,650	7,564
Wachovia Corp.	5.750%	6/15/17	11,525	13,329
Wachovia Corp.	5.750%	2/1/18	8,350	9,820
Wells Fargo & Co.	3.750%	10/1/14	10,650	11,088
Wells Fargo & Co.	5.000%	11/15/14	5,200	5,507
Wells Fargo & Co.	1.250%	2/13/15	9,425	9,507
Wells Fargo & Co.	3.625%	4/15/15	3,370	3,548
Wells Fargo & Co.	1.500%	7/1/15	10,325	10,467
Wells Fargo & Co.	3.676%	6/15/16	11,480	12,322
Wells Fargo & Co.	5.125%	9/15/16	4,162	4,650
Wells Fargo & Co.	2.625%	12/15/16	8,900	9,305
Wells Fargo & Co.	2.100%	5/8/17	9,500	9,701
Wells Fargo & Co.	5.625%	12/11/17	11,266	13,132
Wells Fargo & Co.	1.500%	1/16/18	8,075	7,975
Wells Fargo Bank NA	4.750%	2/9/15	1,000	1,065
Wells Fargo Bank NA	5.750%	5/16/16	3,250	3,679
Westpac Banking Corp.	4.200%	2/27/15	7,300	7,750
Westpac Banking Corp.	3.000%	8/4/15	11,975	12,552
Westpac Banking Corp.	1.125%	9/25/15	4,550	4,595
Westpac Banking Corp.	3.000%	12/9/15	3,650	3,853
Westpac Banking Corp.	0.950%	1/12/16	5,075	5,100
Westpac Banking Corp.	2.000%	8/14/17	7,825	8,012
Westpac Banking Corp.	1.600%	1/12/18	4,250	4,265

Zions Bancorporation	4.500%	3/27/17	3,350	3,618

Brokerage (0.8%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,025
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,344
BlackRock Inc.	3.500%	12/10/14	3,275	3,421
BlackRock Inc.	1.375%	6/1/15	1,300	1,319
BlackRock Inc.	6.250%	9/15/17	5,150	6,155
Charles Schwab Corp.	0.850%	12/4/15	1,200	1,200
Franklin Resources Inc.	3.125%	5/20/15	150	157
Franklin Resources Inc.	1.375%	9/15/17	1,700	1,690
Jefferies Group LLC	5.875%	6/8/14	100	105
Jefferies Group LLC	3.875%	11/9/15	1,900	1,992
Jefferies Group LLC	5.500%	3/15/16	2,000	2,178
Jefferies Group LLC	5.125%	4/13/18	5,392	5,903
Lazard Group LLC	7.125%	5/15/15	1,375	1,506
Lazard Group LLC	6.850%	6/15/17	2,600	2,980
Nomura Holdings Inc.	5.000%	3/4/15	5,050	5,355
Nomura Holdings Inc.	4.125%	1/19/16	6,420	6,790
Nomura Holdings Inc.	2.000%	9/13/16	5,275	5,256
Raymond James Financial Inc.	4.250%	4/15/16	300	318
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,095

Finance Companies (3.5%)
Block Financial LLC	5.125%	10/30/14	950	1,003
GATX Corp.	4.750%	5/15/15	170	179
GATX Corp.	3.500%	7/15/16	2,000	2,104
1 GE Capital Trust I	6.375%	11/15/67	3,175	3,381
General Electric Capital Corp.	4.750%	9/15/14	5,200	5,472
General Electric Capital Corp.	3.750%	11/14/14	7,825	8,182
General Electric Capital Corp.	2.150%	1/9/15	12,325	12,616
General Electric Capital Corp.	4.875%	3/4/15	9,215	9,885
General Electric Capital Corp.	3.500%	6/29/15	5,775	6,089
General Electric Capital Corp.	1.625%	7/2/15	11,900	12,092
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,156
General Electric Capital Corp.	2.250%	11/9/15	13,925	14,393
General Electric Capital Corp.	1.000%	12/11/15	4,025	4,051
General Electric Capital Corp.	1.000%	1/8/16	7,450	7,461
General Electric Capital Corp.	5.000%	1/8/16	9,090	10,008
General Electric Capital Corp.	2.950%	5/9/16	11,575	12,207
General Electric Capital Corp.	3.350%	10/17/16	6,600	7,046
General Electric Capital Corp.	2.900%	1/9/17	9,400	9,845
General Electric Capital Corp.	5.400%	2/15/17	5,000	5,682
General Electric Capital Corp.	2.300%	4/27/17	8,350	8,582
General Electric Capital Corp.	5.625%	9/15/17	9,990	11,569
General Electric Capital Corp.	1.600%	11/20/17	4,500	4,496
General Electric Capital Corp.	1.625%	4/2/18	1,000	994
General Electric Capital Corp.	5.625%	5/1/18	12,275	14,387
1 General Electric Capital Corp.	6.375%	11/15/67	11,100	11,821
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	3,700	3,797
HSBC Finance Corp.	5.250%	4/15/15	1,600	1,721
HSBC Finance Corp.	5.000%	6/30/15	8,545	9,209
HSBC Finance Corp.	5.500%	1/19/16	7,700	8,554
SLM Corp.	5.375%	5/15/14	2,575	2,653
SLM Corp.	5.000%	4/15/15	1,875	1,950
SLM Corp.	6.250%	1/25/16	7,300	7,758
SLM Corp.	6.000%	1/25/17	3,100	3,273

SLM Corp.	4.625%	9/25/17	3,200	3,193

Insurance (5.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,525	2,662
ACE INA Holdings Inc.	5.600%	5/15/15	2,450	2,678
ACE INA Holdings Inc.	2.600%	11/23/15	3,940	4,119
ACE INA Holdings Inc.	5.700%	2/15/17	400	461
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,978
Aegon NV	4.625%	12/1/15	3,275	3,551
Aetna Inc.	6.000%	6/15/16	5,515	6,292
Aetna Inc.	1.750%	5/15/17	600	603
Aetna Inc.	1.500%	11/15/17	1,225	1,215
Aflac Inc.	2.650%	2/15/17	3,900	4,068
Allied World Assurance Co. Ltd.	7.500%	8/1/16	5,802	6,859
Allstate Corp.	5.000%	8/15/14	4,582	4,820
1 Allstate Corp.	6.125%	5/15/67	1,400	1,543
American International Group Inc.	4.250%	9/15/14	5,115	5,338
American International Group Inc.	3.000%	3/20/15	3,350	3,469
American International Group Inc.	2.375%	8/24/15	700	717
American International Group Inc.	5.050%	10/1/15	4,275	4,666
American International Group Inc.	4.875%	9/15/16	5,800	6,423
American International Group Inc.	5.600%	10/18/16	3,725	4,217
American International Group Inc.	3.800%	3/22/17	4,175	4,477
American International Group Inc.	5.450%	5/18/17	6,475	7,309
American International Group Inc.	5.850%	1/16/18	10,525	12,156
Aon Corp.	3.500%	9/30/15	3,675	3,876
Assurant Inc.	2.500%	3/15/18	1,200	1,199
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,550	2,727
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,600	3,852
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	8,850	8,945
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	2,600	2,571
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,600	6,602
Berkshire Hathaway Inc.	3.200%	2/11/15	8,300	8,672
Berkshire Hathaway Inc.	0.800%	2/11/16	175	175
Berkshire Hathaway Inc.	2.200%	8/15/16	4,200	4,379
Berkshire Hathaway Inc.	1.900%	1/31/17	5,800	5,938
Berkshire Hathaway Inc.	1.550%	2/9/18	3,375	3,390
Chubb Corp.	5.750%	5/15/18	925	1,106
1 Chubb Corp.	6.375%	3/29/67	6,200	6,975
Cigna Corp.	2.750%	11/15/16	4,975	5,236
CNA Financial Corp.	5.850%	12/15/14	1,950	2,084
CNA Financial Corp.	6.500%	8/15/16	2,800	3,197
Coventry Health Care Inc.	6.300%	8/15/14	200	213
Coventry Health Care Inc.	5.950%	3/15/17	1,900	2,191
Genworth Holdings Inc.	5.750%	6/15/14	1,057	1,101
Genworth Holdings Inc.	8.625%	12/15/16	2,925	3,548
Genworth Holdings Inc.	6.515%	5/22/18	2,450	2,842
Genworth Holdings Inc.	4.950%	10/1/15	1,000	1,072
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,620	3,809
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,025	2,284
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,153	3,741
Humana Inc.	6.450%	6/1/16	675	773
2 ING US Inc.	2.900%	2/15/18	3,350	3,430
Jefferson-Pilot Corp.	4.750%	1/30/14	450	460
Kemper Corp.	6.000%	11/30/15	200	218
Kemper Corp.	6.000%	5/15/17	3,425	3,740
Lincoln National Corp.	4.300%	6/15/15	400	426

1 Lincoln National Corp.	7.000%	5/17/66	4,375	4,545
1 Lincoln National Corp.	6.050%	4/20/67	3,500	3,570
Loews Corp.	5.250%	3/15/16	1,525	1,690
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,869
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,282	2,520
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,474
MetLife Inc.	5.000%	6/15/15	3,125	3,386
MetLife Inc.	6.750%	6/1/16	7,200	8,393
MetLife Inc.	1.756%	12/15/17	4,475	4,499
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	105
Principal Financial Group Inc.	1.850%	11/15/17	825	827
2 Principal Life Global Funding I	5.125%	10/15/13	175	178
1 Progressive Corp.	6.700%	6/15/67	2,595	2,913
Prudential Financial Inc.	5.100%	9/20/14	5,725	6,044
Prudential Financial Inc.	3.875%	1/14/15	3,160	3,318
Prudential Financial Inc.	6.200%	1/15/15	400	433
Prudential Financial Inc.	4.750%	9/17/15	3,800	4,121
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,923
Prudential Financial Inc.	3.000%	5/12/16	2,400	2,531
Prudential Financial Inc.	6.000%	12/1/17	4,925	5,813
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,684
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,447
1 StanCorp Financial Group Inc.	6.900%	6/1/67	1,420	1,457
Torchmark Corp.	6.375%	6/15/16	1,500	1,685
Transatlantic Holdings Inc.	5.750%	12/14/15	2,825	3,115
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,720
Travelers Cos. Inc.	6.250%	6/20/16	1,990	2,294
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,610
Travelers Cos. Inc.	5.800%	5/15/18	1,950	2,336
UnitedHealth Group Inc.	5.000%	8/15/14	600	633
UnitedHealth Group Inc.	4.875%	3/15/15	1,756	1,887
UnitedHealth Group Inc.	0.850%	10/15/15	2,800	2,810
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,911
UnitedHealth Group Inc.	1.875%	11/15/16	3,550	3,647
UnitedHealth Group Inc.	1.400%	10/15/17	4,300	4,296
UnitedHealth Group Inc.	6.000%	2/15/18	6,070	7,261
Unum Group	7.125%	9/30/16	1,250	1,457
WellPoint Inc.	5.000%	12/15/14	400	426
WellPoint Inc.	1.250%	9/10/15	3,950	3,982
WellPoint Inc.	5.250%	1/15/16	5,500	6,080
WellPoint Inc.	2.375%	2/15/17	3,000	3,086
WellPoint Inc.	5.875%	6/15/17	2,075	2,405
WellPoint Inc.	1.875%	1/15/18	1,925	1,929
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,758
Willis North America Inc.	5.625%	7/15/15	1,375	1,481
Willis North America Inc.	6.200%	3/28/17	245	277
XL Group plc	5.250%	9/15/14	2,250	2,369

Other Finance (0.3%)
NASDAQ OMX Group Inc.	4.000%	1/15/15	2,800	2,911
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	544
NYSE Euronext	2.000%	10/5/17	3,350	3,379
ORIX Corp.	4.710%	4/27/15	4,650	4,917
ORIX Corp.	5.000%	1/12/16	1,775	1,903
ORIX Corp.	3.750%	3/9/17	1,950	2,043
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,799

Real Estate Investment Trusts (2.2%)
Arden Realty LP	5.250%	3/1/15	2,225	2,371
AvalonBay Communities Inc.	5.750%	9/15/16	500	574
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,527
BioMed Realty LP	3.850%	4/15/16	1,900	2,011
Boston Properties LP	5.625%	4/15/15	2,800	3,042
Brandywine Operating Partnership LP	5.700%	5/1/17	1,500	1,675
Brandywine Operating Partnership LP	4.950%	4/15/18	1,175	1,292
BRE Properties Inc.	5.500%	3/15/17	1,625	1,828
CommonWealth REIT	6.250%	6/15/17	1,000	1,098
CommonWealth REIT	6.650%	1/15/18	1,000	1,118
DDR Corp.	7.500%	4/1/17	4,200	5,001
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,645
Duke Realty LP	7.375%	2/15/15	850	935
Duke Realty LP	5.950%	2/15/17	4,300	4,877
ERP Operating LP	5.250%	9/15/14	1,950	2,061
ERP Operating LP	6.584%	4/13/15	1,000	1,105
ERP Operating LP	5.125%	3/15/16	5,425	6,014
ERP Operating LP	5.375%	8/1/16	500	564
ERP Operating LP	5.750%	6/15/17	3,725	4,303
HCP Inc.	3.750%	2/1/16	5,025	5,353
HCP Inc.	6.000%	1/30/17	2,400	2,747
HCP Inc.	6.700%	1/30/18	3,770	4,494
Health Care REIT Inc.	3.625%	3/15/16	3,325	3,515
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,792
Health Care REIT Inc.	4.700%	9/15/17	4,800	5,337
Health Care REIT Inc.	2.250%	3/15/18	1,300	1,310
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,119
Highwoods Realty LP	5.850%	3/15/17	1,300	1,454
Hospitality Properties Trust	7.875%	8/15/14	430	450
Hospitality Properties Trust	5.125%	2/15/15	2,525	2,629
Hospitality Properties Trust	5.625%	3/15/17	975	1,073
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,477
Kilroy Realty LP	5.000%	11/3/15	1,125	1,221
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,230
Kimco Realty Corp.	5.700%	5/1/17	1,100	1,256
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,379
Liberty Property LP	5.125%	3/2/15	2,350	2,502
Liberty Property LP	5.500%	12/15/16	113	127
Liberty Property LP	6.625%	10/1/17	450	526
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,008
ProLogis LP	7.625%	8/15/14	1,160	1,253
ProLogis LP	6.250%	3/15/17	1,450	1,659
ProLogis LP	4.500%	8/15/17	2,025	2,205
ProLogis LP	6.625%	5/15/18	3,025	3,605
Realty Income Corp.	5.950%	9/15/16	1,900	2,167
Realty Income Corp.	2.000%	1/31/18	1,925	1,915
Regency Centers LP	5.250%	8/1/15	1,750	1,897
Regency Centers LP	5.875%	6/15/17	300	342
Senior Housing Properties Trust	4.300%	1/15/16	845	885
Simon Property Group LP	4.200%	2/1/15	5,650	5,929
Simon Property Group LP	5.100%	6/15/15	3,075	3,345
Simon Property Group LP	5.750%	12/1/15	2,000	2,219
Simon Property Group LP	5.250%	12/1/16	3,150	3,562
Simon Property Group LP	2.800%	1/30/17	2,975	3,100
Simon Property Group LP	5.875%	3/1/17	86	99
Simon Property Group LP	2.150%	9/15/17	2,450	2,513

Simon Property Group LP	6.125%	5/30/18	3,775	4,542
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	2,200	2,317
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	3,725	3,716
Vornado Realty LP	4.250%	4/1/15	2,520	2,630
				2,940,751
Industrial (47.1%)
Basic Industry (3.4%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,425	1,473
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,613
Airgas Inc.	4.500%	9/15/14	2,700	2,827
Airgas Inc.	3.250%	10/1/15	950	995
Airgas Inc.	2.950%	6/15/16	500	524
Alcoa Inc.	5.550%	2/1/17	3,550	3,846
Barrick Gold Corp.	2.900%	5/30/16	8,075	8,320
2 Barrick Gold Corp.	2.500%	5/1/18	375	369
Barrick Gold Finance Co.	4.875%	11/15/14	600	635
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	4,881	4,925
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	8,375	8,445
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,025	5,157
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	7,879	7,974
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	344
Cabot Corp.	2.550%	1/15/18	1,050	1,066
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,542
Cliffs Natural Resources Inc.	3.950%	1/15/18	2,500	2,477
Domtar Corp.	10.750%	6/1/17	1,175	1,490
Dow Chemical Co.	5.900%	2/15/15	5,350	5,805
Dow Chemical Co.	2.500%	2/15/16	3,350	3,479
Dow Chemical Co.	5.700%	5/15/18	3,850	4,503
Eastman Chemical Co.	3.000%	12/15/15	250	263
Eastman Chemical Co.	2.400%	6/1/17	7,500	7,690
Ecolab Inc.	2.375%	12/8/14	1,625	1,663
Ecolab Inc.	1.000%	8/9/15	3,650	3,668
Ecolab Inc.	3.000%	12/8/16	8,375	8,897
Ecolab Inc.	1.450%	12/8/17	2,700	2,671
EI du Pont de Nemours & Co.	3.250%	1/15/15	5,350	5,586
EI du Pont de Nemours & Co.	1.950%	1/15/16	875	902
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,472
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,415	2,773
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	3,725	3,754
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	3,500	3,539
2 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	7,045	7,027
Georgia-Pacific LLC	7.700%	6/15/15	750	849
Goldcorp Inc.	2.125%	3/15/18	3,000	2,968
International Paper Co.	7.400%	6/15/14	2,800	2,976
International Paper Co.	5.300%	4/1/15	1,200	1,292
Lubrizol Corp.	5.500%	10/1/14	2,500	2,667
Monsanto Co.	2.750%	4/15/16	750	790
Monsanto Co.	5.125%	4/15/18	1,400	1,642
Nucor Corp.	5.750%	12/1/17	1,900	2,228
Plum Creek Timberlands LP	5.875%	11/15/15	1,925	2,126
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	3,750	4,024
PPG Industries Inc.	6.650%	3/15/18	3,000	3,640
Praxair Inc.	5.250%	11/15/14	2,625	2,807
Praxair Inc.	4.625%	3/30/15	5,550	5,958
Praxair Inc.	0.750%	2/21/16	3,000	2,999
Praxair Inc.	5.200%	3/15/17	2,125	2,431
Praxair Inc.	1.050%	11/7/17	1,675	1,655

Rio Tinto Alcan Inc.	5.000%	6/1/15	1,525	1,647
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	3,025	3,097
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,750	1,806
Rio Tinto Finance USA plc	1.125%	3/20/15	3,325	3,348
Rio Tinto Finance USA plc	2.000%	3/22/17	3,025	3,067
Rio Tinto Finance USA plc	1.625%	8/21/17	8,400	8,394
Rohm & Haas Co.	6.000%	9/15/17	3,475	4,033
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,143
Teck Resources Ltd.	3.150%	1/15/17	3,925	4,087
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,025
Teck Resources Ltd.	2.500%	2/1/18	2,991	3,030
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,677
Vale Overseas Ltd.	6.250%	1/11/16	5,200	5,791
Vale Overseas Ltd.	6.250%	1/23/17	5,500	6,246
Xstrata Canada Corp.	6.000%	10/15/15	1,475	1,625
Xstrata Canada Corp.	5.500%	6/15/17	900	1,001

Capital Goods (4.2%)
3M Co.	1.375%	9/29/16	3,525	3,597
3M Co.	1.000%	6/26/17	4,900	4,875
ABB Finance USA Inc.	1.625%	5/8/17	300	301
Bemis Co. Inc.	5.650%	8/1/14	800	845
Black & Decker Corp.	5.750%	11/15/16	2,400	2,767
Boeing Capital Corp.	3.250%	10/27/14	3,350	3,478
Boeing Capital Corp.	2.125%	8/15/16	2,100	2,176
Boeing Co.	3.500%	2/15/15	4,700	4,943
Boeing Co.	3.750%	11/20/16	1,731	1,895
Boeing Co.	0.950%	5/15/18	600	584
Caterpillar Financial Services Corp.	1.125%	12/15/14	4,875	4,924
Caterpillar Financial Services Corp.	1.050%	3/26/15	400	404
Caterpillar Financial Services Corp.	1.100%	5/29/15	9,400	9,500
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	645
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,200	3,356
Caterpillar Financial Services Corp.	2.050%	8/1/16	6,875	7,105
Caterpillar Financial Services Corp.	1.625%	6/1/17	4,049	4,089
Caterpillar Financial Services Corp.	1.250%	11/6/17	3,925	3,900
Caterpillar Financial Services Corp.	1.300%	3/1/18	750	742
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,000	1,178
Caterpillar Inc.	0.950%	6/26/15	1,925	1,939
Caterpillar Inc.	5.700%	8/15/16	1,900	2,182
Caterpillar Inc.	1.500%	6/26/17	5,200	5,239
Cooper US Inc.	5.450%	4/1/15	1,300	1,407
Cooper US Inc.	2.375%	1/15/16	550	567
Cooper US Inc.	6.100%	7/1/17	1,800	2,103
CRH America Inc.	4.125%	1/15/16	1,250	1,324
CRH America Inc.	6.000%	9/30/16	7,650	8,667
Danaher Corp.	2.300%	6/23/16	3,100	3,231
Danaher Corp.	5.625%	1/15/18	2,025	2,379
Dover Corp.	4.875%	10/15/15	175	192
Dover Corp.	5.450%	3/15/18	900	1,060
Eaton Corp.	5.300%	3/15/17	2,300	2,599
2 Eaton Corp.	1.500%	11/2/17	4,900	4,860
Eaton Corp.	5.600%	5/15/18	2,650	3,075
Embraer Overseas Ltd.	6.375%	1/24/17	1,600	1,782
Emerson Electric Co.	5.125%	12/1/16	375	427
Emerson Electric Co.	5.375%	10/15/17	5,000	5,810
Exelis Inc.	4.250%	10/1/16	1,100	1,174

General Dynamics Corp.	1.375%	1/15/15	3,775	3,831
General Dynamics Corp.	1.000%	11/15/17	4,650	4,562
General Electric Co.	0.850%	10/9/15	8,375	8,398
General Electric Co.	5.250%	12/6/17	20,175	23,332
Harsco Corp.	2.700%	10/15/15	840	848
Harsco Corp.	5.750%	5/15/18	2,220	2,422
Honeywell International Inc.	5.400%	3/15/16	275	309
Honeywell International Inc.	5.300%	3/15/17	2,400	2,753
Honeywell International Inc.	5.300%	3/1/18	5,000	5,866
John Deere Capital Corp.	1.250%	12/2/14	2,975	3,013
John Deere Capital Corp.	2.950%	3/9/15	5,250	5,471
John Deere Capital Corp.	0.875%	4/17/15	1,900	1,912
John Deere Capital Corp.	0.950%	6/29/15	750	755
John Deere Capital Corp.	0.700%	9/4/15	1,700	1,703
John Deere Capital Corp.	0.750%	1/22/16	650	649
John Deere Capital Corp.	2.250%	6/7/16	1,900	1,975
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,399
John Deere Capital Corp.	2.000%	1/13/17	4,510	4,624
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,927
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,829
John Deere Capital Corp.	1.200%	10/10/17	2,400	2,382
John Deere Capital Corp.	1.300%	3/12/18	2,525	2,497
John Deere Capital Corp.	5.350%	4/3/18	1,975	2,312
Joy Global Inc.	6.000%	11/15/16	400	457
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,740
Lockheed Martin Corp.	7.650%	5/1/16	500	590
Lockheed Martin Corp.	2.125%	9/15/16	7,075	7,291
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,430
Mohawk Industries Inc.	6.375%	1/15/16	3,775	4,202
Northrop Grumman Corp.	3.700%	8/1/14	1,225	1,268
Northrop Grumman Corp.	1.850%	11/15/15	1,750	1,813
Northrop Grumman Corp.	1.750%	6/1/18	4,025	4,006
Owens Corning	6.500%	12/1/16	2,882	3,243
Pentair Finance SA	1.350%	12/1/15	1,500	1,512
Pentair Finance SA	1.875%	9/15/17	700	699
Precision Castparts Corp.	0.700%	12/20/15	1,825	1,828
Precision Castparts Corp.	1.250%	1/15/18	5,940	5,874
Rockwell Automation Inc.	5.650%	12/1/17	500	588
Roper Industries Inc.	1.850%	11/15/17	1,325	1,327
Textron Inc.	4.625%	9/21/16	2,000	2,180
Textron Inc.	5.600%	12/1/17	1,675	1,868
United Technologies Corp.	4.875%	5/1/15	4,900	5,305
United Technologies Corp.	1.800%	6/1/17	9,150	9,334
United Technologies Corp.	5.375%	12/15/17	2,710	3,167
Waste Management Inc.	6.375%	3/11/15	2,934	3,212
Waste Management Inc.	2.600%	9/1/16	5,021	5,227
Xylem Inc.	3.550%	9/20/16	2,225	2,358

Communication (7.6%)
Alltel Corp.	7.000%	3/15/16	1,500	1,738
America Movil SAB de CV	5.750%	1/15/15	3,000	3,222
America Movil SAB de CV	3.625%	3/30/15	4,500	4,712
America Movil SAB de CV	2.375%	9/8/16	11,075	11,407
America Movil SAB de CV	5.625%	11/15/17	1,525	1,759
American Tower Corp.	4.625%	4/1/15	3,850	4,091
American Tower Corp.	7.000%	10/15/17	2,300	2,744
American Tower Corp.	4.500%	1/15/18	4,610	5,040

AT&T Inc.	5.100%	9/15/14	10,450	11,042
AT&T Inc.	0.875%	2/13/15	4,050	4,061
AT&T Inc.	2.500%	8/15/15	12,675	13,126
AT&T Inc.	0.800%	12/1/15	4,100	4,098
AT&T Inc.	0.900%	2/12/16	4,100	4,090
AT&T Inc.	2.950%	5/15/16	7,850	8,286
AT&T Inc.	5.625%	6/15/16	3,470	3,926
AT&T Inc.	2.400%	8/15/16	6,750	7,020
AT&T Inc.	1.600%	2/15/17	5,300	5,336
AT&T Inc.	1.700%	6/1/17	4,900	4,930
AT&T Inc.	1.400%	12/1/17	10,800	10,725
AT&T Inc.	5.500%	2/1/18	11,765	13,746
AT&T Inc.	5.600%	5/15/18	3,000	3,549
BellSouth Corp.	5.200%	9/15/14	9,400	9,936
British Telecommunications plc	2.000%	6/22/15	5,175	5,300
British Telecommunications plc	5.950%	1/15/18	4,340	5,118
CBS Corp.	1.950%	7/1/17	2,025	2,047
CBS Corp.	4.625%	5/15/18	525	582
2 CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	1,000	1,007
Comcast Cable Communications LLC	8.875%	5/1/17	1,600	2,045
Comcast Corp.	6.500%	1/15/15	4,750	5,196
Comcast Corp.	5.850%	11/15/15	4,075	4,572
Comcast Corp.	5.900%	3/15/16	6,950	7,888
Comcast Corp.	4.950%	6/15/16	2,500	2,795
Comcast Corp.	6.500%	1/15/17	5,249	6,213
Comcast Corp.	6.300%	11/15/17	3,025	3,647
Comcast Corp.	5.875%	2/15/18	3,200	3,814
Comcast Corp.	5.700%	5/15/18	1,825	2,179
COX Communications Inc.	5.450%	12/15/14	3,273	3,508
COX Communications Inc.	5.500%	10/1/15	1,925	2,128
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,585
Deutsche Telekom International Finance BV	5.750%	3/23/16	6,375	7,177
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	7,104	7,467
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	4,025	4,205
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	2,375	2,493
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	7,650	8,112
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	6,325	6,481
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	2,700	2,674
Discovery Communications LLC	3.700%	6/1/15	3,585	3,783
Embarq Corp.	7.082%	6/1/16	3,825	4,385
France Telecom SA	4.375%	7/8/14	4,850	5,028
France Telecom SA	2.125%	9/16/15	1,700	1,739
France Telecom SA	2.750%	9/14/16	7,450	7,753
GTE Corp.	6.840%	4/15/18	750	911
Interpublic Group of Cos. Inc.	6.250%	11/15/14	4,225	4,494
Interpublic Group of Cos. Inc.	10.000%	7/15/17	2,475	2,614
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,795
McGraw Hill Financial Inc.	5.900%	11/15/17	1,675	1,897
NBCUniversal Media LLC	3.650%	4/30/15	8,375	8,841
NBCUniversal Media LLC	2.875%	4/1/16	4,900	5,160

News America Inc.	5.300%	12/15/14	4,800	5,132
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,625	2,625
Omnicom Group Inc.	5.900%	4/15/16	4,810	5,416
Qwest Corp.	7.500%	10/1/14	2,000	2,163
Qwest Corp.	8.375%	5/1/16	1,925	2,267
Qwest Corp.	6.500%	6/1/17	4,900	5,656
Rogers Communications Inc.	7.500%	3/15/15	3,100	3,462
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,100	2,199
TCI Communications Inc.	8.750%	8/1/15	1,125	1,313
Telecom Italia Capital SA	6.175%	6/18/14	3,625	3,793
Telecom Italia Capital SA	4.950%	9/30/14	4,625	4,846
Telecom Italia Capital SA	5.250%	10/1/15	6,475	6,970
Telefonica Emisiones SAU	4.949%	1/15/15	4,050	4,269
Telefonica Emisiones SAU	3.729%	4/27/15	1,650	1,716
Telefonica Emisiones SAU	3.992%	2/16/16	11,175	11,720
Telefonica Emisiones SAU	6.421%	6/20/16	4,500	5,044
Telefonica Emisiones SAU	6.221%	7/3/17	750	849
Telefonica Emisiones SAU	3.192%	4/27/18	7,800	7,832
Telefonos de Mexico SAB de CV	5.500%	1/27/15	2,000	2,139
Thomson Reuters Corp.	5.700%	10/1/14	3,825	4,069
Time Warner Cable Inc.	3.500%	2/1/15	3,225	3,366
Time Warner Cable Inc.	5.850%	5/1/17	7,700	8,871
Verizon Communications Inc.	1.250%	11/3/14	3,850	3,885
Verizon Communications Inc.	5.550%	2/15/16	5,350	5,991
Verizon Communications Inc.	3.000%	4/1/16	4,650	4,895
Verizon Communications Inc.	2.000%	11/1/16	14,775	15,157
Verizon Communications Inc.	5.500%	4/1/17	3,200	3,661
Verizon Communications Inc.	1.100%	11/1/17	2,550	2,510
Verizon Communications Inc.	5.500%	2/15/18	5,425	6,303
Verizon Communications Inc.	6.100%	4/15/18	8,500	10,150
Vodafone Group plc	4.150%	6/10/14	12,351	12,767
Vodafone Group plc	5.375%	1/30/15	1,815	1,951
Vodafone Group plc	5.000%	9/15/15	2,700	2,951
Vodafone Group plc	3.375%	11/24/15	3,300	3,496
Vodafone Group plc	0.900%	2/19/16	4,000	3,985
Vodafone Group plc	5.750%	3/15/16	2,525	2,843
Vodafone Group plc	2.875%	3/16/16	850	891
Vodafone Group plc	5.625%	2/27/17	6,900	7,898
Vodafone Group plc	1.625%	3/20/17	3,625	3,639
Vodafone Group plc	1.250%	9/26/17	5,725	5,635
Vodafone Group plc	1.500%	2/19/18	4,000	3,962
WPP Finance UK	8.000%	9/15/14	6,000	6,529

Consumer Cyclical (7.0%)
ADT Corp.	2.250%	7/15/17	3,400	3,409
Amazon.com Inc.	0.650%	11/27/15	5,250	5,237
Amazon.com Inc.	1.200%	11/29/17	3,725	3,673
AutoZone Inc.	5.750%	1/15/15	2,300	2,483
AutoZone Inc.	5.500%	11/15/15	2,200	2,436
Brinker International Inc.	2.600%	5/15/18	1,100	1,102
Carnival Corp.	1.200%	2/5/16	1,425	1,420
Carnival Corp.	1.875%	12/15/17	5,375	5,321
Costco Wholesale Corp.	0.650%	12/7/15	4,400	4,409
Costco Wholesale Corp.	5.500%	3/15/17	7,150	8,265
Costco Wholesale Corp.	1.125%	12/15/17	5,400	5,349
CVS Caremark Corp.	4.875%	9/15/14	1,725	1,820
CVS Caremark Corp.	3.250%	5/18/15	4,050	4,240

CVS Caremark Corp.	6.125%	8/15/16	955	1,103
CVS Caremark Corp.	5.750%	6/1/17	7,020	8,183
Darden Restaurants Inc.	6.200%	10/15/17	1,600	1,842
eBay Inc.	1.625%	10/15/15	2,950	3,024
eBay Inc.	1.350%	7/15/17	6,100	6,107
Ford Motor Credit Co. LLC	8.000%	6/1/14	5,000	5,327
Ford Motor Credit Co. LLC	8.700%	10/1/14	6,125	6,707
Ford Motor Credit Co. LLC	3.875%	1/15/15	5,625	5,836
Ford Motor Credit Co. LLC	7.000%	4/15/15	6,500	7,126
Ford Motor Credit Co. LLC	2.750%	5/15/15	7,500	7,681
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,475	4,161
Ford Motor Credit Co. LLC	5.625%	9/15/15	3,900	4,251
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,500	3,571
Ford Motor Credit Co. LLC	4.207%	4/15/16	4,700	5,017
Ford Motor Credit Co. LLC	1.700%	5/9/16	2,000	1,998
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,600	9,138
Ford Motor Credit Co. LLC	8.000%	12/15/16	6,125	7,354
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,775	6,168
Ford Motor Credit Co. LLC	3.000%	6/12/17	9,350	9,603
Ford Motor Credit Co. LLC	6.625%	8/15/17	7,225	8,426
Ford Motor Credit Co. LLC	2.375%	1/16/18	3,268	3,256
Ford Motor Credit Co. LLC	5.000%	5/15/18	5,425	5,993
Home Depot Inc.	5.400%	3/1/16	14,218	15,948
Hyatt Hotels Corp.	3.875%	8/15/16	400	425
Johnson Controls Inc.	5.500%	1/15/16	2,950	3,271
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,542
Kohl's Corp.	6.250%	12/15/17	2,500	2,915
Lowe's Cos. Inc.	5.000%	10/15/15	2,125	2,341
Lowe's Cos. Inc.	2.125%	4/15/16	2,850	2,955
Lowe's Cos. Inc.	5.400%	10/15/16	500	573
Lowe's Cos. Inc.	1.625%	4/15/17	5,325	5,404
Macy's Retail Holdings Inc.	5.750%	7/15/14	2,150	2,267
Macy's Retail Holdings Inc.	7.875%	7/15/15	3,925	4,478
Macy's Retail Holdings Inc.	5.900%	12/1/16	3,158	3,631
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,250	1,516
Marriott International Inc.	6.200%	6/15/16	1,750	1,982
Marriott International Inc.	6.375%	6/15/17	1,825	2,123
McDonald's Corp.	0.750%	5/29/15	400	402
McDonald's Corp.	5.300%	3/15/17	4,000	4,585
McDonald's Corp.	5.800%	10/15/17	1,920	2,278
McDonald's Corp.	5.350%	3/1/18	5,850	6,882
Nordstrom Inc.	6.750%	6/1/14	2,375	2,517
Nordstrom Inc.	6.250%	1/15/18	2,467	2,930
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,613
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,000
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,723
PACCAR Financial Corp.	0.750%	5/16/16	3,000	2,986
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,940
Staples Inc.	2.750%	1/12/18	675	687
Starbucks Corp.	6.250%	8/15/17	1,600	1,904
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	1,850	2,114
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,100	1,338
Target Corp.	1.125%	7/18/14	1,500	1,512
Target Corp.	5.875%	7/15/16	4,275	4,933
Target Corp.	5.375%	5/1/17	2,725	3,150
Target Corp.	6.000%	1/15/18	5,950	7,125
Time Warner Cos. Inc.	7.250%	10/15/17	468	573

Time Warner Inc.	3.150%	7/15/15	6,575	6,894
Time Warner Inc.	5.875%	11/15/16	4,200	4,856
TJX Cos. Inc.	4.200%	8/15/15	1,675	1,802
Toyota Motor Credit Corp.	1.250%	11/17/14	7,175	7,247
Toyota Motor Credit Corp.	1.000%	2/17/15	4,575	4,611
Toyota Motor Credit Corp.	3.200%	6/17/15	5,175	5,436
Toyota Motor Credit Corp.	0.875%	7/17/15	5,592	5,617
Toyota Motor Credit Corp.	2.800%	1/11/16	3,300	3,470
Toyota Motor Credit Corp.	2.000%	9/15/16	6,900	7,099
Toyota Motor Credit Corp.	2.050%	1/12/17	2,225	2,276
Toyota Motor Credit Corp.	1.750%	5/22/17	7,250	7,328
Toyota Motor Credit Corp.	1.250%	10/5/17	5,550	5,487
Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	5,011
Viacom Inc.	4.375%	9/15/14	2,350	2,460
Viacom Inc.	1.250%	2/27/15	4,400	4,431
Viacom Inc.	4.250%	9/15/15	700	752
Viacom Inc.	6.250%	4/30/16	2,650	3,024
Viacom Inc.	2.500%	12/15/16	3,300	3,432
Viacom Inc.	3.500%	4/1/17	475	506
Viacom Inc.	6.125%	10/5/17	4,300	5,060
Wal-Mart Stores Inc.	2.875%	4/1/15	3,400	3,551
Wal-Mart Stores Inc.	4.500%	7/1/15	4,425	4,788
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,551
Wal-Mart Stores Inc.	1.500%	10/25/15	6,975	7,127
Wal-Mart Stores Inc.	0.600%	4/11/16	2,150	2,146
Wal-Mart Stores Inc.	2.800%	4/15/16	2,075	2,201
Wal-Mart Stores Inc.	5.375%	4/5/17	9,300	10,776
Wal-Mart Stores Inc.	5.800%	2/15/18	2,425	2,899
Wal-Mart Stores Inc.	1.125%	4/11/18	4,000	3,954
Walgreen Co.	1.000%	3/13/15	4,100	4,117
Walgreen Co.	1.800%	9/15/17	4,865	4,901
Walt Disney Co.	0.875%	12/1/14	5,350	5,391
Walt Disney Co.	0.450%	12/1/15	2,000	1,991
Walt Disney Co.	1.350%	8/16/16	5,250	5,334
Walt Disney Co.	5.625%	9/15/16	4,300	4,947
Walt Disney Co.	1.125%	2/15/17	1,050	1,047
Walt Disney Co.	6.000%	7/17/17	2,100	2,491
Walt Disney Co.	1.100%	12/1/17	5,300	5,251
Walt Disney Co.	5.875%	12/15/17	2,600	3,107
Western Union Co.	5.930%	10/1/16	4,350	4,868
Western Union Co.	2.875%	12/10/17	1,965	2,011
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,900
Wyndham Worldwide Corp.	2.950%	3/1/17	300	309
Wyndham Worldwide Corp.	2.500%	3/1/18	3,165	3,176
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,072
Yum! Brands Inc.	6.250%	3/15/18	1,700	2,008

Consumer Noncyclical (12.8%)
2 AbbVie Inc.	1.200%	11/6/15	17,425	17,554
2 AbbVie Inc.	1.750%	11/6/17	18,225	18,302
Actavis Inc.	5.000%	8/15/14	1,610	1,685
Actavis Inc.	1.875%	10/1/17	4,921	4,885
Allergan Inc.	5.750%	4/1/16	3,000	3,388
Allergan Inc.	1.350%	3/15/18	2,025	2,007
Altria Group Inc.	4.125%	9/11/15	5,613	6,021
AmerisourceBergen Corp.	5.875%	9/15/15	2,975	3,305
Amgen Inc.	1.875%	11/15/14	4,050	4,122

Amgen Inc.	4.850%	11/18/14	4,900	5,196
Amgen Inc.	2.300%	6/15/16	7,875	8,148
Amgen Inc.	2.500%	11/15/16	5,400	5,623
Amgen Inc.	2.125%	5/15/17	5,775	5,906
Amgen Inc.	5.850%	6/1/17	2,650	3,081
Anheuser-Busch Cos. LLC	5.600%	3/1/17	350	403
Anheuser-Busch Cos. LLC	5.500%	1/15/18	4,600	5,401
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	750	750
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	7,275	7,220
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	2,625	2,654
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,725	7,176
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,756
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	2,800	2,954
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	8,950	8,976
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	500	527
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	11,725	11,736
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	939
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,925	4,592
AstraZeneca plc	5.400%	6/1/14	2,675	2,804
AstraZeneca plc	5.900%	9/15/17	5,750	6,815
Avon Products Inc.	2.375%	3/15/16	825	840
Avon Products Inc.	5.750%	3/1/18	1,500	1,668
Baxter International Inc.	4.625%	3/15/15	1,200	1,284
Baxter International Inc.	5.900%	9/1/16	5,085	5,859
Baxter International Inc.	1.850%	1/15/17	1,000	1,018
Beam Inc.	5.375%	1/15/16	1,568	1,727
Beam Inc.	1.875%	5/15/17	1,125	1,133
Becton Dickinson & Co.	1.750%	11/8/16	2,175	2,234
Biogen Idec Inc.	6.875%	3/1/18	2,325	2,825
Boston Scientific Corp.	5.450%	6/15/14	700	734
Boston Scientific Corp.	4.500%	1/15/15	5,290	5,587
Boston Scientific Corp.	6.250%	11/15/15	3,800	4,238
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,788
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,833
Bottling Group LLC	5.500%	4/1/16	625	703
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,600	2,558
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,205	3,803
Brown-Forman Corp.	2.500%	1/15/16	725	756
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,114
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,000	3,243
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,875	3,079
Bunge Ltd. Finance Corp.	3.200%	6/15/17	2,500	2,594
Campbell Soup Co.	3.375%	8/15/14	500	517
Campbell Soup Co.	3.050%	7/15/17	1,320	1,396
Cardinal Health Inc.	4.000%	6/15/15	2,100	2,229
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,927
Cardinal Health Inc.	1.700%	3/15/18	1,850	1,827
CareFusion Corp.	5.125%	8/1/14	2,900	3,043
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,189
Celgene Corp.	2.450%	10/15/15	3,575	3,702
Celgene Corp.	1.900%	8/15/17	150	151
Church & Dwight Co. Inc.	3.350%	12/15/15	350	369
Clorox Co.	5.000%	1/15/15	1,025	1,091
Clorox Co.	5.950%	10/15/17	6,950	8,209
Coca-Cola Co.	0.750%	3/13/15	6,600	6,636
Coca-Cola Co.	1.500%	11/15/15	4,220	4,320
Coca-Cola Co.	1.800%	9/1/16	8,025	8,268

Coca-Cola Co.	5.350%	11/15/17	4,875	5,693
Coca-Cola Co.	1.650%	3/14/18	1,875	1,898
Coca-Cola Co.	1.150%	4/1/18	5,700	5,631
Coca-Cola Enterprises Inc.	2.125%	9/15/15	2,700	2,770
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	513
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,359
Colgate-Palmolive Co.	0.600%	11/15/14	2,000	2,006
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,526
Colgate-Palmolive Co.	2.625%	5/1/17	625	661
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,894
ConAgra Foods Inc.	1.350%	9/10/15	1,000	1,011
ConAgra Foods Inc.	1.300%	1/25/16	5,175	5,211
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,726
ConAgra Foods Inc.	1.900%	1/25/18	4,500	4,516
Covidien International Finance SA	1.350%	5/29/15	3,475	3,516
Covidien International Finance SA	2.800%	6/15/15	2,250	2,343
Covidien International Finance SA	6.000%	10/15/17	4,450	5,245
CR Bard Inc.	1.375%	1/15/18	2,000	1,971
Delhaize Group SA	6.500%	6/15/17	2,100	2,405
DENTSPLY International Inc.	2.750%	8/15/16	525	543
Diageo Capital plc	0.625%	4/29/16	5,900	5,864
Diageo Capital plc	5.500%	9/30/16	1,600	1,828
Diageo Capital plc	1.500%	5/11/17	5,075	5,102
Diageo Capital plc	5.750%	10/23/17	4,900	5,753
Diageo Capital plc	1.125%	4/29/18	2,500	2,451
Diageo Finance BV	3.250%	1/15/15	400	417
Diageo Finance BV	5.300%	10/28/15	3,100	3,435
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	2,810	2,950
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	2,670	3,285
Eli Lilly & Co.	5.200%	3/15/17	5,700	6,508
Express Scripts Holding Co.	2.750%	11/21/14	1,800	1,850
Express Scripts Holding Co.	2.100%	2/12/15	2,575	2,627
Express Scripts Holding Co.	3.125%	5/15/16	12,450	13,141
Express Scripts Holding Co.	3.500%	11/15/16	3,625	3,886
Express Scripts Holding Co.	2.650%	2/15/17	3,775	3,914
Genentech Inc.	4.750%	7/15/15	4,175	4,527
General Mills Inc.	5.200%	3/17/15	4,875	5,261
General Mills Inc.	0.875%	1/29/16	3,165	3,166
General Mills Inc.	5.700%	2/15/17	3,675	4,232
Gilead Sciences Inc.	2.400%	12/1/14	2,700	2,768
Gilead Sciences Inc.	3.050%	12/1/16	2,665	2,837
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	4,975	4,967
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	11,900	14,200
GlaxoSmithKline Capital plc	0.750%	5/8/15	5,550	5,578
GlaxoSmithKline Capital plc	1.500%	5/8/17	8,325	8,407
Hasbro Inc.	6.300%	9/15/17	1,975	2,281
Hershey Co.	5.450%	9/1/16	1,400	1,591
Hershey Co.	1.500%	11/1/16	375	383
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,161
HJ Heinz Co.	1.500%	3/1/17	3,200	3,203
Hospira Inc.	5.900%	6/15/14	1,025	1,078
Hospira Inc.	6.050%	3/30/17	3,093	3,420
Ingredion Inc.	3.200%	11/1/15	2,125	2,231
Johnson & Johnson	2.150%	5/15/16	3,720	3,880
Johnson & Johnson	5.550%	8/15/17	3,100	3,654
Kellogg Co.	1.125%	5/15/15	1,400	1,409
Kellogg Co.	4.450%	5/30/16	2,975	3,259

Kellogg Co.	1.875%	11/17/16	4,200	4,298
Kellogg Co.	1.750%	5/17/17	1,575	1,591
Kellogg Co.	3.250%	5/21/18	450	480
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,796
Kimberly-Clark Corp.	6.125%	8/1/17	3,346	3,988
Koninklijke Philips NV	5.750%	3/11/18	6,600	7,802
Kraft Foods Group Inc.	1.625%	6/4/15	7,400	7,518
Kraft Foods Group Inc.	2.250%	6/5/17	4,700	4,821
Kroger Co.	3.900%	10/1/15	2,550	2,725
Kroger Co.	2.200%	1/15/17	5,350	5,475
Kroger Co.	6.400%	8/15/17	1,825	2,151
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,475	1,628
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	104
Laboratory Corp. of America Holdings	2.200%	8/23/17	4,450	4,484
Life Technologies Corp.	4.400%	3/1/15	2,650	2,792
Lorillard Tobacco Co.	3.500%	8/4/16	1,800	1,903
Lorillard Tobacco Co.	2.300%	8/21/17	2,215	2,227
Mattel Inc.	2.500%	11/1/16	2,255	2,346
McKesson Corp.	0.950%	12/4/15	750	751
McKesson Corp.	3.250%	3/1/16	5,775	6,136
McKesson Corp.	5.700%	3/1/17	1,500	1,729
McKesson Corp.	1.400%	3/15/18	2,100	2,078
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,034
Medco Health Solutions Inc.	2.750%	9/15/15	5,950	6,181
Medco Health Solutions Inc.	7.125%	3/15/18	7,275	8,965
Medtronic Inc.	3.000%	3/15/15	8,500	8,866
Medtronic Inc.	2.625%	3/15/16	4,000	4,181
Medtronic Inc.	1.375%	4/1/18	2,050	2,033
Merck & Co. Inc.	2.250%	1/15/16	3,675	3,817
Merck & Co. Inc.	6.000%	9/15/17	7,075	8,434
Merck & Co. Inc.	1.100%	1/31/18	2,250	2,221
Merck & Co. Inc.	1.300%	5/18/18	7,000	6,933
Merck Sharp & Dohme Corp.	4.750%	3/1/15	3,425	3,676
Merck Sharp & Dohme Corp.	4.000%	6/30/15	4,725	5,058
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,118
Mondelez International Inc.	4.125%	2/9/16	10,600	11,446
Mondelez International Inc.	6.500%	8/11/17	8,132	9,687
Mondelez International Inc.	6.125%	2/1/18	4,650	5,491
Newell Rubbermaid Inc.	2.000%	6/15/15	375	381
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,700
Novartis Capital Corp.	2.900%	4/24/15	9,875	10,325
PepsiAmericas Inc.	4.875%	1/15/15	225	241
PepsiAmericas Inc.	5.000%	5/15/17	750	848
PepsiCo Inc.	0.800%	8/25/14	2,200	2,209
PepsiCo Inc.	3.100%	1/15/15	5,775	6,012
PepsiCo Inc.	0.750%	3/5/15	3,775	3,791
PepsiCo Inc.	0.700%	8/13/15	500	500
PepsiCo Inc.	2.500%	5/10/16	8,500	8,897
PepsiCo Inc.	1.250%	8/13/17	7,400	7,349
Pfizer Inc.	5.350%	3/15/15	13,960	15,108
Philip Morris International Inc.	2.500%	5/16/16	4,650	4,867
Philip Morris International Inc.	1.625%	3/20/17	5,425	5,490
Philip Morris International Inc.	1.125%	8/21/17	1,250	1,235
Philip Morris International Inc.	5.650%	5/16/18	10,850	12,880
Procter & Gamble Co.	0.700%	8/15/14	4,850	4,871
Procter & Gamble Co.	4.950%	8/15/14	4,217	4,448
Procter & Gamble Co.	3.500%	2/15/15	2,875	3,019

Procter & Gamble Co.	3.150%	9/1/15	3,275	3,462
Procter & Gamble Co.	1.800%	11/15/15	2,450	2,525
Procter & Gamble Co.	4.850%	12/15/15	3,750	4,148
Procter & Gamble Co.	1.450%	8/15/16	4,325	4,406
Quest Diagnostics Inc.	5.450%	11/1/15	1,090	1,197
Quest Diagnostics Inc.	3.200%	4/1/16	1,100	1,150
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,993
Reynolds American Inc.	1.050%	10/30/15	1,050	1,052
Reynolds American Inc.	7.625%	6/1/16	4,250	5,024
Reynolds American Inc.	6.750%	6/15/17	1,975	2,345
Safeway Inc.	6.350%	8/15/17	4,815	5,575
Sanofi	1.200%	9/30/14	5,475	5,531
Sanofi	2.625%	3/29/16	6,340	6,650
Sanofi	1.250%	4/10/18	6,075	5,987
St. Jude Medical Inc.	2.500%	1/15/16	975	1,007
Stryker Corp.	3.000%	1/15/15	1,728	1,797
Stryker Corp.	2.000%	9/30/16	2,675	2,766
Stryker Corp.	1.300%	4/1/18	4,000	3,950
Sysco Corp.	0.550%	6/12/15	5,268	5,277
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	4,100	4,272
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	4,725	4,931
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	155
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,840
Thermo Fisher Scientific Inc.	3.200%	3/1/16	4,010	4,212
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,700	8,902
Tyson Foods Inc.	6.600%	4/1/16	4,585	5,193
Unilever Capital Corp.	0.450%	7/30/15	650	649
Unilever Capital Corp.	2.750%	2/10/16	2,500	2,623
Unilever Capital Corp.	0.850%	8/2/17	3,375	3,319
UST LLC	5.750%	3/1/18	1,275	1,486
Wyeth LLC	5.500%	2/15/16	4,675	5,262
Wyeth LLC	5.450%	4/1/17	4,025	4,652
Zimmer Holdings Inc.	1.400%	11/30/14	1,225	1,237
2 Zoetis Inc.	1.150%	2/1/16	1,425	1,430
2 Zoetis Inc.	1.875%	2/1/18	3,025	3,024

Energy (5.5%)
Anadarko Petroleum Corp.	5.750%	6/15/14	1,560	1,637
Anadarko Petroleum Corp.	5.950%	9/15/16	10,150	11,561
Anadarko Petroleum Corp.	6.375%	9/15/17	9,150	10,762
Apache Corp.	5.625%	1/15/17	3,025	3,471
Apache Corp.	1.750%	4/15/17	3,050	3,092
BP Capital Markets plc	1.700%	12/5/14	3,400	3,458
BP Capital Markets plc	3.875%	3/10/15	12,275	12,979
BP Capital Markets plc	3.125%	10/1/15	9,650	10,172
BP Capital Markets plc	0.700%	11/6/15	1,000	998
BP Capital Markets plc	3.200%	3/11/16	4,430	4,701
BP Capital Markets plc	2.248%	11/1/16	4,250	4,402
BP Capital Markets plc	1.846%	5/5/17	7,907	8,013
BP Capital Markets plc	1.375%	11/6/17	4,000	3,958
BP Capital Markets plc	1.375%	5/10/18	5,650	5,555
Cameron International Corp.	1.600%	4/30/15	600	606
Canadian Natural Resources Ltd.	1.450%	11/14/14	5,125	5,182
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	425
Canadian Natural Resources Ltd.	5.700%	5/15/17	7,750	8,944
Cenovus Energy Inc.	4.500%	9/15/14	4,600	4,816

Chevron Corp.	1.104%	12/5/17	7,275	7,216
ConocoPhillips	4.600%	1/15/15	5,810	6,177
ConocoPhillips	5.200%	5/15/18	1,325	1,543
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	6,725	7,752
ConocoPhillips Co.	1.050%	12/15/17	5,400	5,322
Devon Energy Corp.	2.400%	7/15/16	1,675	1,731
Devon Energy Corp.	1.875%	5/15/17	3,775	3,796
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	792
Diamond Offshore Drilling Inc.	4.875%	7/1/15	1,200	1,303
Encana Corp.	5.900%	12/1/17	2,250	2,613
Ensco plc	3.250%	3/15/16	6,863	7,254
EOG Resources Inc.	2.950%	6/1/15	4,925	5,149
EOG Resources Inc.	5.875%	9/15/17	1,650	1,952
FMC Technologies Inc.	2.000%	10/1/17	475	477
Husky Energy Inc.	5.900%	6/15/14	4,275	4,496
Marathon Oil Corp.	0.900%	11/1/15	6,900	6,894
Marathon Oil Corp.	6.000%	10/1/17	2,525	2,956
Marathon Oil Corp.	5.900%	3/15/18	4,625	5,433
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,872
Murphy Oil Corp.	2.500%	12/1/17	2,400	2,420
Nabors Industries Inc.	6.150%	2/15/18	4,450	5,072
National Oilwell Varco Inc.	1.350%	12/1/17	2,500	2,484
Noble Holding International Ltd.	3.450%	8/1/15	800	834
Noble Holding International Ltd.	3.050%	3/1/16	3,900	4,035
Noble Holding International Ltd.	2.500%	3/15/17	700	711
Occidental Petroleum Corp.	2.500%	2/1/16	1,200	1,252
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,872
Occidental Petroleum Corp.	1.750%	2/15/17	9,550	9,673
Occidental Petroleum Corp.	1.500%	2/15/18	2,100	2,098
PC Financial Partnership	5.000%	11/15/14	3,000	3,175
Petro-Canada	6.050%	5/15/18	1,525	1,815
Petrohawk Energy Corp.	10.500%	8/1/14	2,000	2,117
Petrohawk Energy Corp.	7.875%	6/1/15	3,125	3,199
Phillips 66	1.950%	3/5/15	2,825	2,883
Phillips 66	2.950%	5/1/17	8,350	8,759
Pioneer Natural Resources Co.	5.875%	7/15/16	4,530	5,102
Pioneer Natural Resources Co.	6.875%	5/1/18	1,650	1,987
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,872
Shell International Finance BV	3.100%	6/28/15	7,500	7,902
Shell International Finance BV	3.250%	9/22/15	6,575	6,980
Shell International Finance BV	0.625%	12/4/15	3,125	3,132
Shell International Finance BV	5.200%	3/22/17	4,100	4,702
Shell International Finance BV	1.125%	8/21/17	4,250	4,233
Southwestern Energy Co.	7.500%	2/1/18	2,100	2,557
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,560
Total Capital Canada Ltd.	1.450%	1/15/18	3,983	3,972
Total Capital International SA	0.750%	1/25/16	4,625	4,625
Total Capital International SA	1.500%	2/17/17	5,950	5,990
Total Capital International SA	1.550%	6/28/17	5,450	5,475
Total Capital SA	3.000%	6/24/15	9,425	9,888
Total Capital SA	3.125%	10/2/15	2,850	3,013
Total Capital SA	2.300%	3/15/16	3,450	3,587
Transocean Inc.	4.950%	11/15/15	7,445	8,063
Transocean Inc.	5.050%	12/15/16	5,700	6,320
Transocean Inc.	2.500%	10/15/17	2,800	2,833
Transocean Inc.	6.000%	3/15/18	5,375	6,172
Valero Energy Corp.	4.500%	2/1/15	3,950	4,187

Valero Energy Corp.	6.125%	6/15/17	4,100	4,810
Weatherford International Inc.	6.350%	6/15/17	3,500	3,996
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,861
Weatherford International Ltd.	6.000%	3/15/18	2,125	2,430
XTO Energy Inc.	6.250%	8/1/17	2,950	3,552

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,030
Leucadia National Corp.	8.125%	9/15/15	1,444	1,643
2 URS Corp.	4.100%	4/1/17	750	779
Yale University Connecticut GO	2.900%	10/15/14	331	342

Technology (5.5%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,341
Agilent Technologies Inc.	5.500%	9/14/15	2,950	3,249
Agilent Technologies Inc.	6.500%	11/1/17	4,700	5,572
Altera Corp.	1.750%	5/15/17	2,675	2,692
Amphenol Corp.	4.750%	11/15/14	3,700	3,910
Analog Devices Inc.	5.000%	7/1/14	1,025	1,072
Analog Devices Inc.	3.000%	4/15/16	1,000	1,053
Apple Inc.	0.450%	5/3/16	3,800	3,775
Apple Inc.	1.000%	5/3/18	4,000	3,919
Applied Materials Inc.	2.650%	6/15/16	2,500	2,616
Arrow Electronics Inc.	3.375%	11/1/15	500	518
Autodesk Inc.	1.950%	12/15/17	1,975	1,962
Avnet Inc.	6.625%	9/15/16	1,600	1,806
Baidu Inc.	2.250%	11/28/17	4,000	4,013
Broadcom Corp.	2.375%	11/1/15	1,400	1,453
CA Inc.	6.125%	12/1/14	1,500	1,612
Cisco Systems Inc.	2.900%	11/17/14	2,350	2,432
Cisco Systems Inc.	5.500%	2/22/16	14,475	16,301
Cisco Systems Inc.	3.150%	3/14/17	2,550	2,735
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,026
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,280
Corning Inc.	1.450%	11/15/17	1,850	1,844
Dell Inc.	2.300%	9/10/15	7,475	7,506
Dell Inc.	3.100%	4/1/16	425	432
Dun & Bradstreet Corp.	2.875%	11/15/15	1,625	1,685
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,155
Equifax Inc.	4.450%	12/1/14	250	262
Equifax Inc.	6.300%	7/1/17	1,300	1,499
Fidelity National Information Services Inc.	2.000%	4/15/18	475	470
Fiserv Inc.	3.125%	6/15/16	3,275	3,443
Fiserv Inc.	6.800%	11/20/17	1,675	1,992
Google Inc.	2.125%	5/19/16	5,200	5,419
Harris Corp.	5.950%	12/1/17	1,675	1,907
Hewlett-Packard Co.	4.750%	6/2/14	1,090	1,130
Hewlett-Packard Co.	2.625%	12/9/14	8,750	8,965
Hewlett-Packard Co.	2.350%	3/15/15	6,125	6,266
Hewlett-Packard Co.	2.125%	9/13/15	4,950	5,048
Hewlett-Packard Co.	2.200%	12/1/15	1,000	1,022
Hewlett-Packard Co.	2.650%	6/1/16	4,695	4,830
Hewlett-Packard Co.	3.000%	9/15/16	6,150	6,330
Hewlett-Packard Co.	3.300%	12/9/16	6,405	6,706
Hewlett-Packard Co.	5.400%	3/1/17	2,850	3,168
Hewlett-Packard Co.	2.600%	9/15/17	5,550	5,644
Hewlett-Packard Co.	5.500%	3/1/18	3,400	3,825

Intel Corp.	1.950%	10/1/16	7,075	7,317
Intel Corp.	1.350%	12/15/17	11,600	11,549
International Business Machines Corp.	0.875%	10/31/14	5,525	5,560
International Business Machines Corp.	0.550%	2/6/15	4,675	4,688
International Business Machines Corp.	0.750%	5/11/15	5,300	5,329
International Business Machines Corp.	2.000%	1/5/16	3,700	3,814
International Business Machines Corp.	1.950%	7/22/16	11,655	12,050
International Business Machines Corp.	1.250%	2/6/17	4,925	4,941
International Business Machines Corp.	5.700%	9/14/17	14,356	16,882
International Business Machines Corp.	1.250%	2/8/18	2,300	2,284
Intuit Inc.	5.750%	3/15/17	2,025	2,296
Jabil Circuit Inc.	7.750%	7/15/16	1,350	1,563
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,893
Juniper Networks Inc.	3.100%	3/15/16	900	939
Microsoft Corp.	2.950%	6/1/14	8,400	8,619
Microsoft Corp.	1.625%	9/25/15	6,600	6,773
Microsoft Corp.	2.500%	2/8/16	3,752	3,934
Microsoft Corp.	0.875%	11/15/17	2,450	2,416
Microsoft Corp.	1.000%	5/1/18	900	885
Motorola Solutions Inc.	6.000%	11/15/17	3,500	4,058
National Semiconductor Corp.	6.600%	6/15/17	1,300	1,556
NetApp Inc.	2.000%	12/15/17	3,055	3,022
Oracle Corp.	3.750%	7/8/14	8,080	8,376
Oracle Corp.	5.250%	1/15/16	4,150	4,629
Oracle Corp.	1.200%	10/15/17	13,225	13,113
Oracle Corp.	5.750%	4/15/18	11,449	13,638
Pitney Bowes Inc.	4.750%	1/15/16	1,500	1,603
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,407
Pitney Bowes Inc.	5.600%	3/15/18	725	802
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,937
Symantec Corp.	2.750%	9/15/15	1,600	1,657
Symantec Corp.	2.750%	6/15/17	2,450	2,512
Tech Data Corp.	3.750%	9/21/17	1,200	1,242
Texas Instruments Inc.	0.450%	8/3/15	3,544	3,536
Texas Instruments Inc.	2.375%	5/16/16	5,200	5,438
Total System Services Inc.	2.375%	6/1/18	1,975	1,971
Tyco Electronics Group SA	1.600%	2/3/15	1,500	1,517
Tyco Electronics Group SA	6.550%	10/1/17	3,425	4,044
Xerox Corp.	4.250%	2/15/15	10,150	10,662
Xerox Corp.	6.400%	3/15/16	1,300	1,462
Xerox Corp.	6.750%	2/1/17	2,975	3,434
Xerox Corp.	2.950%	3/15/17	3,500	3,598
Xerox Corp.	6.350%	5/15/18	1,050	1,230

Transportation (1.0%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,850	3,299
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	4,977
Canadian National Railway Co.	5.800%	6/1/16	700	799
Canadian National Railway Co.	1.450%	12/15/16	1,200	1,218
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,183
Canadian National Railway Co.	5.550%	5/15/18	900	1,064
Con-way Inc.	7.250%	1/15/18	1,500	1,744
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	830	965
CSX Corp.	6.250%	4/1/15	4,196	4,614
CSX Corp.	5.600%	5/1/17	1,545	1,776
CSX Corp.	6.250%	3/15/18	4,050	4,851

JB Hunt Transport Services Inc.	3.375%	9/15/15	300	314
Norfolk Southern Corp.	5.257%	9/17/14	2,000	2,119
Norfolk Southern Corp.	5.750%	1/15/16	3,200	3,591
Norfolk Southern Corp.	7.700%	5/15/17	800	982
Norfolk Southern Corp.	5.750%	4/1/18	2,675	3,163
Ryder System Inc.	3.150%	3/2/15	1,225	1,269
Ryder System Inc.	7.200%	9/1/15	325	367
Ryder System Inc.	3.600%	3/1/16	2,100	2,216
Ryder System Inc.	2.500%	3/1/17	4,100	4,184
Ryder System Inc.	3.500%	6/1/17	2,325	2,459
Ryder System Inc.	2.500%	3/1/18	1,075	1,091
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,564
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,765
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	1,644	1,915
Union Pacific Corp.	5.750%	11/15/17	2,200	2,593
1 United Air Lines Inc. 2009-2 Class A Pass
Through Trust	9.750%	7/15/18	2,347	2,734
United Parcel Service Inc.	1.125%	10/1/17	2,825	2,814
United Parcel Service Inc.	5.500%	1/15/18	4,350	5,128
				3,063,534
Utilities (6.7%)
Electric (4.2%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,247
Ameren Corp.	8.875%	5/15/14	1,825	1,955
Ameren Illinois Co.	6.125%	11/15/17	625	746
American Electric Power Co. Inc.	1.650%	12/15/17	4,475	4,440
Appalachian Power Co.	3.400%	5/24/15	825	863
Appalachian Power Co.	5.000%	6/1/17	200	224
Arizona Public Service Co.	5.800%	6/30/14	3,600	3,796
Arizona Public Service Co.	4.650%	5/15/15	800	858
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,581
Cleveland Electric Illuminating Co.	7.880%	11/1/17	575	705
CMS Energy Corp.	4.250%	9/30/15	1,500	1,605
CMS Energy Corp.	6.550%	7/17/17	1,000	1,177
CMS Energy Corp.	5.050%	2/15/18	1,000	1,130
Commonwealth Edison Co.	4.700%	4/15/15	600	644
Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,755
Commonwealth Edison Co.	5.800%	3/15/18	5,805	6,889
Connecticut Light & Power Co.	5.650%	5/1/18	2,550	3,014
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,272	2,533
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,263	3,729
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	1,300	1,555
Consolidated Natural Gas Co.	5.000%	12/1/14	225	239
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,182
Consumers Energy Co.	5.500%	8/15/16	1,300	1,484
Consumers Energy Co.	5.150%	2/15/17	1,000	1,136
Dominion Resources Inc.	5.150%	7/15/15	2,125	2,316
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,677
Dominion Resources Inc.	1.950%	8/15/16	4,430	4,542
Dominion Resources Inc.	1.400%	9/15/17	5,225	5,203
Dominion Resources Inc.	6.000%	11/30/17	600	709
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,221
DTE Energy Co.	6.350%	6/1/16	1,865	2,146
Duke Energy Carolinas LLC	5.300%	10/1/15	3,100	3,444
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,259
Duke Energy Carolinas LLC	5.100%	4/15/18	1,300	1,514
Duke Energy Corp.	3.950%	9/15/14	3,986	4,148

Duke Energy Corp.	3.350%	4/1/15	5,075	5,305
Duke Energy Corp.	2.150%	11/15/16	3,000	3,095
Duke Energy Corp.	1.625%	8/15/17	6,125	6,128
Duke Energy Florida Inc.	5.100%	12/1/15	2,150	2,384
Duke Energy Florida Inc.	5.800%	9/15/17	265	311
Duke Energy Indiana Inc.	6.050%	6/15/16	500	572
Duke Energy Progress Inc.	5.150%	4/1/15	237	257
Edison International	3.750%	9/15/17	4,275	4,605
Entergy Corp.	4.700%	1/15/17	6,075	6,582
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	875	1,029
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,034
Exelon Corp.	4.900%	6/15/15	3,375	3,636
Exelon Generation Co. LLC	6.200%	10/1/17	5,865	6,822
FirstEnergy Corp.	2.750%	3/15/18	3,325	3,328
Florida Power & Light Co.	5.550%	11/1/17	1,250	1,470
Georgia Power Co.	0.750%	8/10/15	2,350	2,356
Georgia Power Co.	0.625%	11/15/15	2,675	2,671
Georgia Power Co.	5.700%	6/1/17	800	933
1 Integrys Energy Group Inc.	6.110%	12/1/66	500	530
Jersey Central Power & Light Co.	5.625%	5/1/16	4,050	4,521
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,135
Kansas City Power & Light Co.	6.375%	3/1/18	586	700
Kentucky Utilities Co.	1.625%	11/1/15	350	358
LG&E & KU Energy LLC	2.125%	11/15/15	4,645	4,765
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,229
MidAmerican Energy Co.	4.650%	10/1/14	1,625	1,712
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,174
MidAmerican Energy Holdings Co.	5.750%	4/1/18	2,075	2,460
Mississippi Power Co.	2.350%	10/15/16	500	522
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	2,350	2,367
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	4,600	4,860
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	2,700	3,105
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	2,750	3,226
Nevada Power Co.	6.500%	5/15/18	475	583
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,150	3,171
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,515
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,968
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,158
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	766
Northeast Utilities	1.450%	5/1/18	3,200	3,156
Northern States Power Co.	1.950%	8/15/15	1,125	1,155
Northern States Power Co.	5.250%	3/1/18	2,800	3,290
NSTAR Electric Co.	5.625%	11/15/17	525	621
Ohio Power Co.	6.000%	6/1/16	4,150	4,707
Ohio Power Co.	6.050%	5/1/18	275	327
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,250	3,532
Pacific Gas & Electric Co.	5.625%	11/30/17	3,595	4,238
Peco Energy Co.	5.000%	10/1/14	25	26
Peco Energy Co.	5.350%	3/1/18	2,700	3,171
Pennsylvania Electric Co.	6.050%	9/1/17	3,175	3,693
Pepco Holdings Inc.	2.700%	10/1/15	500	517
PG&E Corp.	5.750%	4/1/14	50	52
PPL Capital Funding Inc.	1.900%	6/1/18	500	499

PPL Energy Supply LLC	5.400%	8/15/14	1,675	1,766
PPL Energy Supply LLC	6.200%	5/15/16	2,100	2,371
PPL Energy Supply LLC	6.500%	5/1/18	450	531
Progress Energy Inc.	5.625%	1/15/16	154	172
PSEG Power LLC	5.500%	12/1/15	975	1,079
PSEG Power LLC	2.750%	9/15/16	300	311
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,565
Public Service Electric & Gas Co.	2.700%	5/1/15	5,600	5,826
San Diego Gas & Electric Co.	5.300%	11/15/15	300	334
Scottish Power Ltd.	5.375%	3/15/15	2,425	2,590
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,623
Southern California Edison Co.	4.150%	9/15/14	1,089	1,139
Southern California Edison Co.	4.650%	4/1/15	500	537
Southern California Edison Co.	5.000%	1/15/16	1,000	1,110
Southern Co.	2.375%	9/15/15	2,450	2,537
Southern Co.	1.950%	9/1/16	4,700	4,837
Southern Power Co.	4.875%	7/15/15	2,772	3,002
Southwestern Electric Power Co.	5.550%	1/15/17	675	761
TECO Finance Inc.	4.000%	3/15/16	725	777
TECO Finance Inc.	6.572%	11/1/17	1,285	1,539
TransAlta Corp.	4.750%	1/15/15	2,300	2,416
TransAlta Corp.	6.650%	5/15/18	2,100	2,429
Union Electric Co.	6.400%	6/15/17	4,215	5,003
Virginia Electric & Power Co.	5.400%	1/15/16	350	391
Virginia Electric & Power Co.	5.950%	9/15/17	400	475
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,061
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,829
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,474
Xcel Energy Inc.	0.750%	5/9/16	2,750	2,736

Natural Gas (2.4%)
AGL Capital Corp.	6.375%	7/15/16	775	894
Atmos Energy Corp.	4.950%	10/15/14	2,105	2,227
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,717
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,902
Buckeye Partners LP	6.050%	1/15/18	525	603
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,533
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,066
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,600	1,910
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	5,326	6,062
DCP Midstream Operating LP	3.250%	10/1/15	200	208
DCP Midstream Operating LP	2.500%	12/1/17	2,550	2,587
El Paso Natural Gas Co. LLC	5.950%	4/15/17	2,050	2,366
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,148
Enbridge Energy Partners LP	6.500%	4/15/18	1,400	1,656
Enbridge Inc.	5.800%	6/15/14	875	921
Enbridge Inc.	4.900%	3/1/15	3,200	3,419
Enbridge Inc.	5.600%	4/1/17	2,653	3,025
Energy Transfer Partners LP	5.950%	2/1/15	3,775	4,076
Energy Transfer Partners LP	6.125%	2/15/17	3,000	3,431
Enterprise Products Operating LLC	5.600%	10/15/14	2,500	2,662
Enterprise Products Operating LLC	5.000%	3/1/15	606	649
Enterprise Products Operating LLC	3.700%	6/1/15	1,600	1,688
Enterprise Products Operating LLC	1.250%	8/13/15	1,425	1,436
Enterprise Products Operating LLC	3.200%	2/1/16	5,350	5,644
Enterprise Products Operating LLC	6.300%	9/15/17	4,150	4,928
Enterprise Products Operating LLC	6.650%	4/15/18	1,350	1,648

1 Enterprise Products Operating LLC	8.375%	8/1/66	3,600	4,140
1 Enterprise Products Operating LLC	7.034%	1/15/68	3,265	3,763
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,325	3,531
Kinder Morgan Energy Partners LP	5.625%	2/15/15	410	443
Kinder Morgan Energy Partners LP	3.500%	3/1/16	2,400	2,554
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,750	4,332
Kinder Morgan Energy Partners LP	5.950%	2/15/18	4,100	4,866
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,737
National Grid plc	6.300%	8/1/16	3,800	4,370
Nisource Finance Corp.	5.400%	7/15/14	1,950	2,046
Nisource Finance Corp.	5.250%	9/15/17	2,900	3,295
Nisource Finance Corp.	6.400%	3/15/18	4,075	4,853
ONEOK Inc.	5.200%	6/15/15	1,625	1,753
ONEOK Partners LP	3.250%	2/1/16	2,325	2,445
ONEOK Partners LP	6.150%	10/1/16	2,050	2,371
ONEOK Partners LP	2.000%	10/1/17	3,175	3,192
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,725	2,030
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	1,200	1,284
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	1,800	2,091
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	3,100	3,770
Questar Corp.	2.750%	2/1/16	275	287
Sempra Energy	6.500%	6/1/16	1,674	1,930
Sempra Energy	2.300%	4/1/17	4,000	4,118
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,325	2,692
Spectra Energy Capital LLC	5.668%	8/15/14	3,073	3,244
Spectra Energy Capital LLC	6.200%	4/15/18	1,000	1,190
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	2,375	2,876
Texas Gas Transmission LLC	4.600%	6/1/15	175	187
TransCanada PipeLines Ltd.	0.875%	3/2/15	1,925	1,935
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,325	2,451
TransCanada PipeLines Ltd.	0.750%	1/15/16	4,025	4,014
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,625	6,019
Williams Partners LP	3.800%	2/15/15	4,050	4,248
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	2,825	3,363

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,531

				433,571
Total Corporate Bonds (Cost $6,363,416)				6,437,856
Taxable Municipal Bond (0.0%)
Howard Hughes Medical Institute Maryland
Revenue (Cost $2,637)	3.450%	9/1/14	2,540	2,638
			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
3 Vanguard Market Liquidity Fund
(Cost $102,093)	0.136%		102,092,525	102,093
Total Investments (100.7%) (Cost $6,469,274)				6,543,717
Other Assets and Liabilities-Net (-0.7%)				(48,276)
Net Assets (100%)				6,495,441

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $60,757,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,130	—
Corporate Bonds	—	6,437,856	—
Taxable Municipal Bonds	—	2,638	—
Temporary Cash Investments	102,093	—	—
Total	102,093	6,441,624	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $6,469,788,000. Net unrealized appreciation of investment securities for tax purposes was $73,929,000, consisting of unrealized gains of $87,956,000 on securities that had risen in value since their purchase and $14,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
United States Treasury Note/Bond	0.625%	4/30/18	4,575	4,488
United States Treasury Note/Bond	1.000%	5/31/18	20,000	19,966
United States Treasury Note/Bond	1.750%	5/15/23	18,842	18,185
Total U.S. Government and Agency Obligations (Cost $42,528)				42,639
Corporate Bonds (97.4%)
Finance (28.5%)
Banking (15.8%)
American Express Co.	8.125%	5/20/19	625	828
American Express Co.	2.650%	12/2/22	4,063	3,913
Associates Corp. of North America	6.950%	11/1/18	2,800	3,406
Bancolombia SA	5.950%	6/3/21	2,100	2,317
Bank of America Corp.	5.490%	3/15/19	1,075	1,209
Bank of America Corp.	7.625%	6/1/19	8,625	10,872
Bank of America Corp.	5.625%	7/1/20	9,870	11,346
Bank of America Corp.	5.875%	1/5/21	3,175	3,715
Bank of America Corp.	5.000%	5/13/21	7,870	8,687
Bank of America Corp.	5.700%	1/24/22	6,375	7,335
Bank of America Corp.	3.300%	1/11/23	13,825	13,391
Bank of Montreal	2.550%	11/6/22	3,025	2,921
Bank of New York Mellon Corp.	5.450%	5/15/19	1,600	1,906
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,767
Bank of New York Mellon Corp.	4.150%	2/1/21	1,900	2,099
Bank of New York Mellon Corp.	3.550%	9/23/21	3,975	4,212
Bank of Nova Scotia	4.375%	1/13/21	2,200	2,463
Barclays Bank plc	6.750%	5/22/19	5,979	7,408
Barclays Bank plc	5.125%	1/8/20	5,390	6,171
Barclays Bank plc	5.140%	10/14/20	3,425	3,620
BB&T Corp.	6.850%	4/30/19	1,600	2,001
BB&T Corp.	5.250%	11/1/19	1,650	1,893
BB&T Corp.	3.950%	3/22/22	1,609	1,683
BNP Paribas SA	5.000%	1/15/21	9,540	10,616
BNP Paribas SA	3.250%	3/3/23	3,350	3,219
Capital One Bank USA NA	8.800%	7/15/19	1,875	2,500
Capital One Bank USA NA	3.375%	2/15/23	3,180	3,147
Capital One Financial Corp.	4.750%	7/15/21	3,675	4,121
Citigroup Inc.	8.500%	5/22/19	10,383	13,605
Citigroup Inc.	5.375%	8/9/20	6,999	8,070
Citigroup Inc.	4.500%	1/14/22	7,750	8,411
Citigroup Inc.	4.050%	7/30/22	2,550	2,554
Citigroup Inc.	3.375%	3/1/23	4,825	4,756
Citigroup Inc.	3.500%	5/15/23	3,400	3,195
City National Corp.	5.250%	9/15/20	1,050	1,163
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	7,490	8,280
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	7,825	8,197
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	4,575	4,543

Credit Suisse	5.300%	8/13/19	4,820	5,622
Credit Suisse	5.400%	1/14/20	3,825	4,327
Credit Suisse	4.375%	8/5/20	3,660	4,062
1 Deutsche Bank AG	4.296%	5/24/28	4,525	4,355
Discover Bank	7.000%	4/15/20	2,125	2,584
Discover Financial Services	3.850%	11/21/22	2,002	2,011
Fifth Third Bancorp	4.500%	6/1/18	1,500	1,641
Fifth Third Bancorp	3.500%	3/15/22	825	846
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,316
First Niagara Financial Group Inc.	7.250%	12/15/21	425	511
FirstMerit Corp.	4.350%	2/4/23	750	776
Goldman Sachs Group Inc.	7.500%	2/15/19	12,527	15,523
Goldman Sachs Group Inc.	5.375%	3/15/20	9,854	11,208
Goldman Sachs Group Inc.	6.000%	6/15/20	5,355	6,281
Goldman Sachs Group Inc.	5.250%	7/27/21	12,800	14,259
Goldman Sachs Group Inc.	5.750%	1/24/22	14,108	16,160
Goldman Sachs Group Inc.	3.625%	1/22/23	4,850	4,801
HSBC Bank USA NA	4.875%	8/24/20	3,380	3,767
HSBC Holdings plc	5.100%	4/5/21	8,475	9,696
HSBC Holdings plc	4.875%	1/14/22	2,525	2,853
HSBC Holdings plc	4.000%	3/30/22	6,975	7,367
HSBC USA Inc.	5.000%	9/27/20	1,950	2,129
Huntington Bancshares Inc.	7.000%	12/15/20	675	833
JPMorgan Chase & Co.	6.300%	4/23/19	10,775	12,975
JPMorgan Chase & Co.	4.950%	3/25/20	6,347	7,157
JPMorgan Chase & Co.	4.400%	7/22/20	7,425	8,137
JPMorgan Chase & Co.	4.250%	10/15/20	8,700	9,449
JPMorgan Chase & Co.	4.625%	5/10/21	5,325	5,868
JPMorgan Chase & Co.	4.350%	8/15/21	12,050	12,897
JPMorgan Chase & Co.	4.500%	1/24/22	10,050	10,886
JPMorgan Chase & Co.	3.250%	9/23/22	9,925	9,752
JPMorgan Chase & Co.	3.200%	1/25/23	5,425	5,292
JPMorgan Chase & Co.	3.375%	5/1/23	7,050	6,686
KeyCorp	5.100%	3/24/21	3,300	3,793
Lloyds TSB Bank plc	6.375%	1/21/21	3,333	4,059
Merrill Lynch & Co. Inc.	6.500%	7/15/18	2,076	2,446
Merrill Lynch & Co. Inc.	6.875%	11/15/18	5,011	6,052
Morgan Stanley	7.300%	5/13/19	9,540	11,615
Morgan Stanley	5.625%	9/23/19	9,715	10,954
Morgan Stanley	5.500%	1/26/20	6,200	7,003
Morgan Stanley	5.500%	7/24/20	6,561	7,383
Morgan Stanley	5.750%	1/25/21	6,752	7,704
Morgan Stanley	5.500%	7/28/21	7,275	8,188
Morgan Stanley	4.875%	11/1/22	6,150	6,310
Morgan Stanley	3.750%	2/25/23	9,275	9,148
Morgan Stanley	4.100%	5/22/23	5,875	5,619
National Australia Bank Ltd.	3.000%	1/20/23	3,525	3,458
National City Corp.	6.875%	5/15/19	2,550	3,114
Northern Trust Corp.	3.450%	11/4/20	2,125	2,258
Northern Trust Corp.	3.375%	8/23/21	1,650	1,731
Northern Trust Corp.	2.375%	8/2/22	1,375	1,327
People's United Financial Inc.	3.650%	12/6/22	1,250	1,235
PNC Bank NA	2.700%	11/1/22	3,250	3,065
PNC Bank NA	2.950%	1/30/23	1,675	1,624
PNC Financial Services Group Inc.	2.854%	11/9/22	850	815
PNC Funding Corp.	6.700%	6/10/19	4,940	6,167
PNC Funding Corp.	5.125%	2/8/20	2,802	3,227

PNC Funding Corp.	4.375%	8/11/20	3,750	4,173
PNC Funding Corp.	3.300%	3/8/22	1,877	1,903
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,911	5,851
Royal Bank of Scotland plc	5.625%	8/24/20	3,638	4,180
Royal Bank of Scotland plc	6.125%	1/11/21	3,875	4,602
State Street Corp.	4.375%	3/7/21	2,675	3,000
State Street Corp.	3.100%	5/15/23	3,400	3,309
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,510
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	768
SunTrust Bank	2.750%	5/1/23	1,525	1,456
UBS AG	4.875%	8/4/20	6,302	7,158
UnionBanCal Corp.	3.500%	6/18/22	700	708
US Bancorp	4.125%	5/24/21	3,756	4,140
US Bancorp	3.000%	3/15/22	3,350	3,376
US Bancorp	2.950%	7/15/22	3,325	3,229
Wells Fargo & Co.	4.600%	4/1/21	8,772	9,828
Wells Fargo & Co.	3.500%	3/8/22	7,225	7,478
Wells Fargo & Co.	3.450%	2/13/23	6,200	6,040
Westpac Banking Corp.	4.875%	11/19/19	6,913	7,997

Brokerage (1.0%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	645
Ameriprise Financial Inc.	5.300%	3/15/20	2,775	3,268
BlackRock Inc.	5.000%	12/10/19	3,150	3,689
BlackRock Inc.	4.250%	5/24/21	1,700	1,882
BlackRock Inc.	3.375%	6/1/22	3,550	3,671
Charles Schwab Corp.	4.450%	7/22/20	2,150	2,445
Charles Schwab Corp.	3.225%	9/1/22	575	579
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,757
Invesco Finance plc	3.125%	11/30/22	1,900	1,873
Jefferies Group LLC	8.500%	7/15/19	2,230	2,796
Jefferies Group LLC	6.875%	4/15/21	2,585	2,987
Jefferies Group LLC	5.125%	1/20/23	1,475	1,538
Legg Mason Inc.	5.500%	5/21/19	2,050	2,199
Nomura Holdings Inc.	6.700%	3/4/20	4,775	5,642
Raymond James Financial Inc.	8.600%	8/15/19	500	635
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,300	1,539

Finance Companies (2.4%)
Block Financial LLC	5.500%	11/1/22	1,500	1,592
GATX Corp.	2.375%	7/30/18	1,200	1,212
GATX Corp.	4.750%	6/15/22	975	1,038
GATX Corp.	3.900%	3/30/23	725	731
General Electric Capital Corp.	6.000%	8/7/19	8,136	9,791
General Electric Capital Corp.	2.100%	12/11/19	1,375	1,374
General Electric Capital Corp.	5.500%	1/8/20	5,175	6,051
General Electric Capital Corp.	5.550%	5/4/20	4,901	5,746
General Electric Capital Corp.	4.375%	9/16/20	1,550	1,697
General Electric Capital Corp.	4.625%	1/7/21	8,513	9,378
General Electric Capital Corp.	5.300%	2/11/21	6,350	7,191
General Electric Capital Corp.	4.650%	10/17/21	10,225	11,305
General Electric Capital Corp.	3.150%	9/7/22	10,800	10,594
General Electric Capital Corp.	3.100%	1/9/23	4,125	4,014
HSBC Finance Corp.	6.676%	1/15/21	9,283	11,025
SLM Corp.	8.450%	6/15/18	2,950	3,311
SLM Corp.	8.000%	3/25/20	4,000	4,362
SLM Corp.	7.250%	1/25/22	1,695	1,815

SLM Corp.	5.500%	1/25/23	1,275	1,191

Insurance (5.6%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,175
ACE INA Holdings Inc.	2.700%	3/13/23	1,172	1,142
AEGON Funding Co. LLC	5.750%	12/15/20	1,520	1,786
Aetna Inc.	6.500%	9/15/18	2,325	2,823
Aetna Inc.	3.950%	9/1/20	3,735	3,992
Aetna Inc.	2.750%	11/15/22	3,300	3,164
Aflac Inc.	8.500%	5/15/19	1,100	1,468
Aflac Inc.	4.000%	2/15/22	2,300	2,440
Alleghany Corp.	5.625%	9/15/20	300	340
Alleghany Corp.	4.950%	6/27/22	2,475	2,733
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	422
Allstate Corp.	7.450%	5/16/19	2,825	3,691
Alterra Finance LLC	6.250%	9/30/20	320	373
American Financial Group Inc.	9.875%	6/15/19	2,650	3,576
American International Group Inc.	8.250%	8/15/18	10,072	12,853
American International Group Inc.	6.400%	12/15/20	4,699	5,698
American International Group Inc.	4.875%	6/1/22	4,350	4,815
Aon Corp.	5.000%	9/30/20	1,725	1,970
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	114
Assurant Inc.	4.000%	3/15/23	1,000	997
Axis Specialty Finance LLC	5.875%	6/1/20	1,692	1,940
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,924	3,261
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,050	4,028
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,275
Berkshire Hathaway Inc.	3.000%	2/11/23	1,300	1,296
Cigna Corp.	5.125%	6/15/20	690	787
Cigna Corp.	4.500%	3/15/21	2,924	3,220
Cigna Corp.	4.000%	2/15/22	2,000	2,131
CNA Financial Corp.	7.350%	11/15/19	1,764	2,214
CNA Financial Corp.	5.875%	8/15/20	2,202	2,571
Coventry Health Care Inc.	5.450%	6/15/21	1,300	1,504
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,086
First American Financial Corp.	4.300%	2/1/23	725	738
Genworth Holdings Inc.	7.700%	6/15/20	900	1,094
Genworth Holdings Inc.	7.200%	2/15/21	2,025	2,422
Genworth Holdings Inc.	7.625%	9/24/21	2,625	3,231
Hanover Insurance Group Inc.	6.375%	6/15/21	725	823
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,350	2,789
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,454	1,697
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,000	2,297
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,208
Humana Inc.	7.200%	6/15/18	2,000	2,424
Humana Inc.	3.150%	12/1/22	2,058	2,002
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	602
2 ING US Inc.	5.500%	7/15/22	1,600	1,793
Lincoln National Corp.	8.750%	7/1/19	1,925	2,565
Lincoln National Corp.	6.250%	2/15/20	1,350	1,624
Lincoln National Corp.	4.200%	3/15/22	1,172	1,253
Loews Corp.	2.625%	5/15/23	1,300	1,232
Manulife Financial Corp.	4.900%	9/17/20	3,125	3,472
Markel Corp.	7.125%	9/30/19	1,000	1,228
Markel Corp.	5.350%	6/1/21	380	426
Markel Corp.	4.900%	7/1/22	3,475	3,810
Markel Corp.	3.625%	3/30/23	1,025	1,019

Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,800	2,412
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,425	1,609
MetLife Inc.	6.817%	8/15/18	4,550	5,646
MetLife Inc.	7.717%	2/15/19	2,595	3,362
MetLife Inc.	4.750%	2/8/21	3,650	4,144
MetLife Inc.	3.048%	12/15/22	475	468
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	689
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	748
PartnerRe Finance B LLC	5.500%	6/1/20	2,095	2,378
Primerica Inc.	4.750%	7/15/22	750	816
Principal Financial Group Inc.	8.875%	5/15/19	1,000	1,336
Principal Financial Group Inc.	3.300%	9/15/22	725	730
Principal Financial Group Inc.	3.125%	5/15/23	1,250	1,240
Progressive Corp.	3.750%	8/23/21	1,563	1,676
Protective Life Corp.	7.375%	10/15/19	1,100	1,375
Prudential Financial Inc.	7.375%	6/15/19	2,325	2,964
Prudential Financial Inc.	5.375%	6/21/20	4,325	5,065
Prudential Financial Inc.	4.500%	11/15/20	900	1,005
Prudential Financial Inc.	4.500%	11/16/21	1,180	1,294
1 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,402
1 Prudential Financial Inc.	8.875%	6/15/68	1,175	1,457
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,914
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,398
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	350	409
Torchmark Corp.	9.250%	6/15/19	1,000	1,332
Torchmark Corp.	3.800%	9/15/22	3,000	3,061
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,817
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,240
UnitedHealth Group Inc.	1.625%	3/15/19	200	198
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,375
UnitedHealth Group Inc.	4.700%	2/15/21	1,150	1,300
UnitedHealth Group Inc.	3.375%	11/15/21	1,725	1,793
UnitedHealth Group Inc.	2.875%	3/15/22	2,950	2,947
UnitedHealth Group Inc.	2.750%	2/15/23	3,650	3,526
UnitedHealth Group Inc.	2.875%	3/15/23	1,600	1,571
Unum Group	5.625%	9/15/20	825	937
WellPoint Inc.	4.350%	8/15/20	2,700	2,963
WellPoint Inc.	3.700%	8/15/21	3,850	4,013
WellPoint Inc.	3.125%	5/15/22	2,225	2,207
WellPoint Inc.	3.300%	1/15/23	3,800	3,784
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,570
Willis North America Inc.	7.000%	9/29/19	1,050	1,235
WR Berkley Corp.	7.375%	9/15/19	750	928
WR Berkley Corp.	5.375%	9/15/20	1,050	1,169
WR Berkley Corp.	4.625%	3/15/22	1,500	1,614
XLIT Ltd.	5.750%	10/1/21	1,265	1,511

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	2,275	2,226
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	945
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,884

Real Estate Investment Trusts (3.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,201
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	2,025	2,020
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,100	1,092

AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,064
AvalonBay Communities Inc.	2.950%	9/15/22	2,275	2,219
BioMed Realty LP	4.250%	7/15/22	850	880
Boston Properties LP	3.700%	11/15/18	2,640	2,857
Boston Properties LP	5.875%	10/15/19	2,109	2,521
Boston Properties LP	5.625%	11/15/20	2,225	2,597
Boston Properties LP	4.125%	5/15/21	1,325	1,425
Boston Properties LP	3.850%	2/1/23	3,355	3,489
Brandywine Operating Partnership LP	3.950%	2/15/23	625	620
BRE Properties Inc.	3.375%	1/15/23	1,250	1,222
Camden Property Trust	4.625%	6/15/21	2,100	2,315
Camden Property Trust	2.950%	12/15/22	1,425	1,373
CommonWealth REIT	5.875%	9/15/20	800	854
2 Corporate Office Properties LP	3.600%	5/15/23	975	946
CubeSmart LP	4.800%	7/15/22	575	625
DDR Corp.	7.875%	9/1/20	1,000	1,278
DDR Corp.	4.625%	7/15/22	1,499	1,607
DDR Corp.	3.375%	5/15/23	850	819
Digital Realty Trust LP	5.875%	2/1/20	1,600	1,820
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,381
Digital Realty Trust LP	3.625%	10/1/22	1,600	1,571
Duke Realty LP	8.250%	8/15/19	1,250	1,611
Duke Realty LP	6.750%	3/15/20	1,650	1,981
Duke Realty LP	3.875%	10/15/22	1,650	1,656
EPR Properties	7.750%	7/15/20	500	595
EPR Properties	5.750%	8/15/22	1,300	1,405
Equity One Inc.	3.750%	11/15/22	1,000	990
ERP Operating LP	4.750%	7/15/20	2,550	2,846
ERP Operating LP	4.625%	12/15/21	2,650	2,924
ERP Operating LP	3.000%	4/15/23	875	842
Essex Portfolio LP	3.625%	8/15/22	800	803
Essex Portfolio LP	3.250%	5/1/23	1,075	1,041
Federal Realty Investment Trust	3.000%	8/1/22	575	565
Federal Realty Investment Trust	2.750%	6/1/23	925	880
HCP Inc.	3.750%	2/1/19	1,700	1,809
HCP Inc.	2.625%	2/1/20	2,450	2,431
HCP Inc.	5.375%	2/1/21	3,658	4,208
HCP Inc.	3.150%	8/1/22	1,525	1,487
Health Care REIT Inc.	4.125%	4/1/19	2,536	2,741
Health Care REIT Inc.	6.125%	4/15/20	1,100	1,294
Health Care REIT Inc.	4.950%	1/15/21	1,060	1,170
Health Care REIT Inc.	5.250%	1/15/22	4,815	5,440
Healthcare Realty Trust Inc.	5.750%	1/15/21	800	908
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,129
2 Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	856
Highwoods Realty LP	3.625%	1/15/23	700	681
Hospitality Properties Trust	5.000%	8/15/22	1,225	1,295
Hospitality Properties Trust	4.500%	6/15/23	1,375	1,374
Kilroy Realty LP	4.800%	7/15/18	950	1,045
Kilroy Realty LP	3.800%	1/15/23	2,000	1,984
Kimco Realty Corp.	6.875%	10/1/19	950	1,186
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,061
Liberty Property LP	4.125%	6/15/22	1,581	1,651
Mack-Cali Realty LP	7.750%	8/15/19	1,475	1,861
Mack-Cali Realty LP	4.500%	4/18/22	200	211
Mack-Cali Realty LP	3.150%	5/15/23	500	470
National Retail Properties Inc.	3.800%	10/15/22	1,725	1,753

National Retail Properties Inc.	3.300%	4/15/23	900	866
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,764
2 Piedmont Operating Partnership LP	3.400%	6/1/23	700	676
ProLogis LP	7.375%	10/30/19	450	564
ProLogis LP	6.875%	3/15/20	1,675	2,020
Realty Income Corp.	6.750%	8/15/19	2,000	2,435
Realty Income Corp.	5.750%	1/15/21	450	523
Realty Income Corp.	3.250%	10/15/22	2,020	1,961
Simon Property Group LP	10.350%	4/1/19	2,450	3,499
Simon Property Group LP	5.650%	2/1/20	3,026	3,603
Simon Property Group LP	4.375%	3/1/21	2,425	2,685
Simon Property Group LP	4.125%	12/1/21	2,350	2,561
Simon Property Group LP	3.375%	3/15/22	1,904	1,959
Simon Property Group LP	2.750%	2/1/23	1,000	967
UDR Inc.	4.250%	6/1/18	1,200	1,313
UDR Inc.	4.625%	1/10/22	1,700	1,855
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	1,025	1,106
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	900	891
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,954
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,725	3,960
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,250	2,206
Vornado Realty LP	5.000%	1/15/22	700	770
Washington REIT	4.950%	10/1/20	425	458
Washington REIT	3.950%	10/15/22	1,050	1,061
Weingarten Realty Investors	3.375%	10/15/22	600	588
Weingarten Realty Investors	3.500%	4/15/23	1,175	1,152
				1,092,825
Industrial (58.7%)
Basic Industry (7.5%)
Agrium Inc.	6.750%	1/15/19	1,450	1,759
Agrium Inc.	3.150%	10/1/22	1,005	990
Agrium Inc.	3.500%	6/1/23	1,225	1,223
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,251
Air Products & Chemicals Inc.	3.000%	11/3/21	1,925	1,965
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,396
Airgas Inc.	2.900%	11/15/22	800	774
Albemarle Corp.	4.500%	12/15/20	925	1,000
Alcoa Inc.	6.500%	6/15/18	865	964
Alcoa Inc.	6.750%	7/15/18	3,550	3,985
Alcoa Inc.	5.720%	2/23/19	2,400	2,568
Alcoa Inc.	6.150%	8/15/20	1,625	1,738
Alcoa Inc.	5.400%	4/15/21	5,330	5,401
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,399
Allegheny Technologies Inc.	5.950%	1/15/21	265	292
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,200	2,314
AngloGold Ashanti Holdings plc	5.125%	8/1/22	2,125	2,157
Barrick Gold Corp.	6.950%	4/1/19	1,725	2,054
Barrick Gold Corp.	3.850%	4/1/22	4,525	4,338
2 Barrick Gold Corp.	4.100%	5/1/23	5,650	5,345
Barrick North America Finance LLC	6.800%	9/15/18	3,221	3,826
Barrick North America Finance LLC	4.400%	5/30/21	3,001	3,019
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	3,175	3,958
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,650	5,857
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	3,950	3,966
Cabot Corp.	3.700%	7/15/22	1,000	1,012
Carpenter Technology Corp.	5.200%	7/15/21	200	214
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,528

Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,725
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,275	1,313
CF Industries Inc.	7.125%	5/1/20	3,965	4,907
CF Industries Inc.	3.450%	6/1/23	1,900	1,876
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,100	1,131
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,000	968
Cliffs Natural Resources Inc.	4.875%	4/1/21	2,150	2,059
Cytec Industries Inc.	3.500%	4/1/23	675	672
Dow Chemical Co.	8.550%	5/15/19	3,625	4,843
Dow Chemical Co.	4.250%	11/15/20	5,700	6,228
Dow Chemical Co.	4.125%	11/15/21	3,294	3,525
Dow Chemical Co.	3.000%	11/15/22	6,818	6,605
Eastman Chemical Co.	5.500%	11/15/19	1,196	1,384
Eastman Chemical Co.	3.600%	8/15/22	3,400	3,475
Ecolab Inc.	4.350%	12/8/21	4,625	5,087
EI du Pont de Nemours & Co.	6.000%	7/15/18	4,875	5,913
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,125	3,581
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,573
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,000	2,247
EI du Pont de Nemours & Co.	2.800%	2/15/23	4,400	4,337
FMC Corp.	3.950%	2/1/22	750	789
2 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,642	4,578
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	5,775	5,626
2 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	6,455	6,328
Goldcorp Inc.	3.700%	3/15/23	3,200	3,065
International Paper Co.	7.950%	6/15/18	5,753	7,344
International Paper Co.	9.375%	5/15/19	2,725	3,705
International Paper Co.	7.500%	8/15/21	3,140	4,041
International Paper Co.	4.750%	2/15/22	2,325	2,576
Kinross Gold Corp.	5.125%	9/1/21	1,950	1,949
Lubrizol Corp.	8.875%	2/1/19	1,675	2,279
LyondellBasell Industries NV	5.000%	4/15/19	7,725	8,671
LyondellBasell Industries NV	6.000%	11/15/21	2,025	2,384
Methanex Corp.	3.250%	12/15/19	1,025	1,033
Mosaic Co.	3.750%	11/15/21	1,325	1,380
NewMarket Corp.	4.100%	12/15/22	1,050	1,063
Newmont Mining Corp.	5.125%	10/1/19	5,606	6,246
Newmont Mining Corp.	3.500%	3/15/22	3,957	3,766
Nucor Corp.	5.850%	6/1/18	800	952
Nucor Corp.	4.125%	9/15/22	2,280	2,448
Packaging Corp. of America	3.900%	6/15/22	1,175	1,211
Plum Creek Timberlands LP	4.700%	3/15/21	1,750	1,862
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,052
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	2,125	2,418
PPG Industries Inc.	3.600%	11/15/20	2,645	2,816
Praxair Inc.	4.500%	8/15/19	2,200	2,506
Praxair Inc.	4.050%	3/15/21	3,025	3,325
Praxair Inc.	3.000%	9/1/21	2,500	2,555
Praxair Inc.	2.450%	2/15/22	3,400	3,334
Praxair Inc.	2.700%	2/21/23	1,425	1,423
Rayonier Inc.	3.750%	4/1/22	725	717
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,375	1,371
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	5,785	7,043
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	6,634	8,983
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,625	2,717
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,379	2,532
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,600	3,727

Rio Tinto Finance USA plc	3.500%	3/22/22	2,100	2,120
Rio Tinto Finance USA plc	2.875%	8/21/22	3,406	3,255
RPM International Inc.	6.125%	10/15/19	750	883
RPM International Inc.	3.450%	11/15/22	1,775	1,747
Sigma-Aldrich Corp.	3.375%	11/1/20	240	249
Southern Copper Corp.	5.375%	4/16/20	800	889
Southern Copper Corp.	3.500%	11/8/22	950	901
Syngenta Finance NV	3.125%	3/28/22	1,500	1,521
Teck Resources Ltd.	3.000%	3/1/19	2,036	2,055
Teck Resources Ltd.	4.500%	1/15/21	1,100	1,146
Teck Resources Ltd.	4.750%	1/15/22	1,975	2,088
Teck Resources Ltd.	3.750%	2/1/23	2,900	2,810
Vale Overseas Ltd.	5.625%	9/15/19	3,950	4,466
Vale Overseas Ltd.	4.625%	9/15/20	2,625	2,744
Vale Overseas Ltd.	4.375%	1/11/22	6,215	6,242
Valspar Corp.	7.250%	6/15/19	425	518
Valspar Corp.	4.200%	1/15/22	1,875	1,989
Westlake Chemical Corp.	3.600%	7/15/22	200	199

Capital Goods (5.9%)
3M Co.	2.000%	6/26/22	1,475	1,428
ABB Finance USA Inc.	2.875%	5/8/22	3,975	3,970
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,125	1,265
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,474
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,804
Boeing Capital Corp.	2.900%	8/15/18	300	320
Boeing Capital Corp.	4.700%	10/27/19	560	654
Boeing Co.	6.000%	3/15/19	2,950	3,600
Boeing Co.	4.875%	2/15/20	3,700	4,303
Boeing Co.	8.750%	8/15/21	300	423
Carlisle Cos. Inc.	3.750%	11/15/22	1,725	1,711
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,422	4,357
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,800	1,797
Caterpillar Inc.	7.900%	12/15/18	5,550	7,313
Caterpillar Inc.	3.900%	5/27/21	3,275	3,553
Caterpillar Inc.	2.600%	6/26/22	2,800	2,744
Cooper US Inc.	3.875%	12/15/20	100	107
CRH America Inc.	8.125%	7/15/18	2,775	3,457
CRH America Inc.	5.750%	1/15/21	700	786
Danaher Corp.	5.400%	3/1/19	2,350	2,788
Danaher Corp.	3.900%	6/23/21	2,950	3,229
Deere & Co.	4.375%	10/16/19	2,425	2,763
Deere & Co.	2.600%	6/8/22	4,150	4,094
Dover Corp.	4.300%	3/1/21	1,750	1,955
Eaton Corp.	6.950%	3/20/19	1,085	1,342
2 Eaton Corp.	2.750%	11/2/22	5,375	5,205
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,462
Embraer SA	5.150%	6/15/22	925	986
Emerson Electric Co.	5.250%	10/15/18	200	235
Emerson Electric Co.	4.875%	10/15/19	2,665	3,108
Emerson Electric Co.	4.250%	11/15/20	1,075	1,210
Emerson Electric Co.	2.625%	2/15/23	2,150	2,107
Exelis Inc.	5.550%	10/1/21	1,200	1,261
Flowserve Corp.	3.500%	9/15/22	3,350	3,337
General Dynamics Corp.	3.875%	7/15/21	1,800	1,952
General Dynamics Corp.	2.250%	11/15/22	3,100	2,922
General Electric Co.	2.700%	10/9/22	10,925	10,782

Honeywell International Inc.	5.000%	2/15/19	1,300	1,522
Honeywell International Inc.	4.250%	3/1/21	4,692	5,287
IDEX Corp.	4.200%	12/15/21	600	628
Illinois Tool Works Inc.	6.250%	4/1/19	1,925	2,370
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,033
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	2,024	2,437
John Deere Capital Corp.	5.750%	9/10/18	330	399
John Deere Capital Corp.	2.250%	4/17/19	1,750	1,792
John Deere Capital Corp.	1.700%	1/15/20	2,125	2,064
John Deere Capital Corp.	3.900%	7/12/21	2,200	2,401
John Deere Capital Corp.	3.150%	10/15/21	2,550	2,637
John Deere Capital Corp.	2.750%	3/15/22	300	299
John Deere Capital Corp.	2.800%	1/27/23	1,000	990
Joy Global Inc.	5.125%	10/15/21	1,450	1,595
Kennametal Inc.	2.650%	11/1/19	1,550	1,538
Kennametal Inc.	3.875%	2/15/22	350	359
L-3 Communications Corp.	5.200%	10/15/19	3,675	4,110
L-3 Communications Corp.	4.750%	7/15/20	3,150	3,414
L-3 Communications Corp.	4.950%	2/15/21	1,450	1,589
Lockheed Martin Corp.	4.250%	11/15/19	3,525	3,930
Lockheed Martin Corp.	3.350%	9/15/21	4,725	4,859
Mohawk Industries Inc.	3.850%	2/1/23	1,825	1,848
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,473
Northrop Grumman Corp.	3.500%	3/15/21	2,225	2,333
Owens Corning	9.000%	6/15/19	358	456
Owens Corning	4.200%	12/15/22	1,775	1,820
Parker Hannifin Corp.	3.500%	9/15/22	920	975
Pentair Finance SA	5.000%	5/15/21	2,220	2,446
Pentair Finance SA	3.150%	9/15/22	875	846
Precision Castparts Corp.	2.500%	1/15/23	3,450	3,332
Raytheon Co.	6.400%	12/15/18	2,300	2,812
Raytheon Co.	4.400%	2/15/20	325	363
Raytheon Co.	3.125%	10/15/20	3,375	3,500
Raytheon Co.	2.500%	12/15/22	4,875	4,658
Republic Services Inc.	5.500%	9/15/19	1,425	1,659
Republic Services Inc.	5.000%	3/1/20	4,900	5,558
Republic Services Inc.	5.250%	11/15/21	1,825	2,093
Republic Services Inc.	3.550%	6/1/22	1,508	1,535
Republic Services Inc.	4.750%	5/15/23	1,170	1,280
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,400
Roper Industries Inc.	2.050%	10/1/18	2,250	2,243
Roper Industries Inc.	6.250%	9/1/19	1,100	1,318
Roper Industries Inc.	3.125%	11/15/22	2,225	2,179
Snap-on Inc.	6.125%	9/1/21	1,410	1,706
Sonoco Products Co.	4.375%	11/1/21	775	829
Stanley Black & Decker Inc.	3.400%	12/1/21	1,275	1,310
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,455
Textron Inc.	7.250%	10/1/19	1,520	1,847
Tyco International Finance SA	8.500%	1/15/19	2,008	2,559
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	200	244
United Technologies Corp.	6.125%	2/1/19	3,975	4,878
United Technologies Corp.	4.500%	4/15/20	6,290	7,181
United Technologies Corp.	3.100%	6/1/22	7,104	7,255
Waste Management Inc.	7.375%	3/11/19	750	934
Waste Management Inc.	4.750%	6/30/20	4,725	5,290
Waste Management Inc.	4.600%	3/1/21	530	586

Waste Management Inc.	2.900%	9/15/22	400	386
Xylem Inc.	4.875%	10/1/21	1,850	2,034

Communication (8.4%)
America Movil SAB de CV	5.000%	10/16/19	2,375	2,642
America Movil SAB de CV	5.000%	3/30/20	6,431	7,108
America Movil SAB de CV	3.125%	7/16/22	4,975	4,758
American Tower Corp.	5.050%	9/1/20	2,456	2,699
American Tower Corp.	5.900%	11/1/21	2,374	2,748
American Tower Corp.	4.700%	3/15/22	2,450	2,619
American Tower Corp.	3.500%	1/31/23	1,800	1,749
AT&T Inc.	5.800%	2/15/19	6,725	8,057
AT&T Inc.	4.450%	5/15/21	3,800	4,247
AT&T Inc.	3.875%	8/15/21	4,704	5,050
AT&T Inc.	3.000%	2/15/22	6,250	6,226
AT&T Inc.	2.625%	12/1/22	4,775	4,541
CBS Corp.	8.875%	5/15/19	1,300	1,726
CBS Corp.	5.750%	4/15/20	1,815	2,111
CBS Corp.	4.300%	2/15/21	1,700	1,825
CBS Corp.	3.375%	3/1/22	2,067	2,069
2 CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	2,625	2,627
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	6,844	9,107
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,888	4,275
Comcast Corp.	5.700%	7/1/19	2,790	3,372
Comcast Corp.	5.150%	3/1/20	4,150	4,895
Comcast Corp.	3.125%	7/15/22	2,025	2,066
Comcast Corp.	2.850%	1/15/23	3,500	3,453
Deutsche Telekom International Finance BV	6.750%	8/20/18	2,300	2,835
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,750	3,327
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	3,990	4,704
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,265	3,694
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,120	3,374
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	5,050	5,570
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	4,381	4,443
Discovery Communications LLC	5.625%	8/15/19	160	189
Discovery Communications LLC	5.050%	6/1/20	5,525	6,309
Discovery Communications LLC	4.375%	6/15/21	1,850	2,015
Discovery Communications LLC	3.300%	5/15/22	1,800	1,797
Discovery Communications LLC	3.250%	4/1/23	1,500	1,481
France Telecom SA	5.375%	7/8/19	4,075	4,725
France Telecom SA	4.125%	9/14/21	4,900	5,176
GTE Corp.	8.750%	11/1/21	1,175	1,591
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,957
Moody's Corp.	5.500%	9/1/20	1,850	2,050
Moody's Corp.	4.500%	9/1/22	1,131	1,173
NBCUniversal Media LLC	5.150%	4/30/20	6,715	7,916
NBCUniversal Media LLC	4.375%	4/1/21	6,751	7,533
NBCUniversal Media LLC	2.875%	1/15/23	2,850	2,816
News America Inc.	6.900%	3/1/19	3,725	4,636

News America Inc.	5.650%	8/15/20	1,500	1,770
News America Inc.	4.500%	2/15/21	2,850	3,173
News America Inc.	3.000%	9/15/22	4,300	4,187
Omnicom Group Inc.	6.250%	7/15/19	950	1,132
Omnicom Group Inc.	4.450%	8/15/20	3,775	4,084
Omnicom Group Inc.	3.625%	5/1/22	5,600	5,644
Qwest Corp.	6.750%	12/1/21	2,480	2,853
2 Reed Elsevier Capital Inc.	3.125%	10/15/22	3,356	3,246
Rogers Communications Inc.	6.800%	8/15/18	4,500	5,548
Rogers Communications Inc.	3.000%	3/15/23	1,200	1,167
Telecom Italia Capital SA	6.999%	6/4/18	2,375	2,768
Telecom Italia Capital SA	7.175%	6/18/19	3,159	3,753
Telefonica Emisiones SAU	5.877%	7/15/19	3,185	3,561
Telefonica Emisiones SAU	5.134%	4/27/20	4,450	4,765
Telefonica Emisiones SAU	5.462%	2/16/21	4,695	5,071
Telefonica Emisiones SAU	4.570%	4/27/23	2,375	2,380
Telefonos de Mexico SAB de CV	5.500%	11/15/19	750	863
Thomson Reuters Corp.	6.500%	7/15/18	2,125	2,572
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,524
Thomson Reuters Corp.	3.950%	9/30/21	1,027	1,094
Time Warner Cable Inc.	6.750%	7/1/18	6,192	7,504
Time Warner Cable Inc.	8.750%	2/14/19	3,900	5,105
Time Warner Cable Inc.	8.250%	4/1/19	6,350	8,193
Time Warner Cable Inc.	5.000%	2/1/20	5,575	6,250
Time Warner Cable Inc.	4.125%	2/15/21	1,975	2,097
Time Warner Cable Inc.	4.000%	9/1/21	3,116	3,249
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,680	3,579
Verizon Communications Inc.	8.750%	11/1/18	4,129	5,510
Verizon Communications Inc.	6.350%	4/1/19	5,150	6,274
Verizon Communications Inc.	4.600%	4/1/21	4,450	4,963
Verizon Communications Inc.	3.500%	11/1/21	5,768	5,959
Verizon Communications Inc.	2.450%	11/1/22	6,500	6,076
Virgin Media Secured Finance plc	5.250%	1/15/21	1,300	1,371
Vodafone Group plc	4.625%	7/15/18	5,050	5,722
Vodafone Group plc	5.450%	6/10/19	3,630	4,260
Vodafone Group plc	4.375%	3/16/21	1,343	1,486
Vodafone Group plc	2.500%	9/26/22	2,500	2,335
Vodafone Group plc	2.950%	2/19/23	4,738	4,548
Washington Post Co.	7.250%	2/1/19	600	714
WPP Finance 2010	3.625%	9/7/22	3,475	3,422

Consumer Cyclical (6.2%)
ADT Corp.	3.500%	7/15/22	2,675	2,566
Advance Auto Parts Inc.	5.750%	5/1/20	750	824
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,095
Amazon.com Inc.	2.500%	11/29/22	4,425	4,201
AutoZone Inc.	7.125%	8/1/18	800	984
AutoZone Inc.	4.000%	11/15/20	1,750	1,853
AutoZone Inc.	3.700%	4/15/22	2,500	2,541
AutoZone Inc.	2.875%	1/15/23	1,425	1,355
BorgWarner Inc.	4.625%	9/15/20	75	81
Brinker International Inc.	3.875%	5/15/23	700	688
Costco Wholesale Corp.	1.700%	12/15/19	3,350	3,311
CVS Caremark Corp.	4.750%	5/18/20	2,025	2,302
CVS Caremark Corp.	4.125%	5/15/21	2,004	2,193
CVS Caremark Corp.	2.750%	12/1/22	2,775	2,700
Darden Restaurants Inc.	4.500%	10/15/21	1,225	1,284

Darden Restaurants Inc.	3.350%	11/1/22	775	748
Dollar General Corp.	3.250%	4/15/23	2,800	2,721
eBay Inc.	3.250%	10/15/20	1,600	1,684
eBay Inc.	2.600%	7/15/22	3,050	2,951
Expedia Inc.	7.456%	8/15/18	1,925	2,272
Expedia Inc.	5.950%	8/15/20	1,650	1,820
Family Dollar Stores Inc.	5.000%	2/1/21	565	598
Ford Motor Co.	6.500%	8/1/18	1,025	1,194
Ford Motor Credit Co. LLC	8.125%	1/15/20	3,150	3,986
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,750	4,261
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,077	6,926
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	4,860
Gap Inc.	5.950%	4/12/21	4,872	5,649
Historic TW Inc.	6.875%	6/15/18	2,514	3,089
Historic TW Inc.	9.150%	2/1/23	1,795	2,558
Home Depot Inc.	3.950%	9/15/20	1,000	1,109
Home Depot Inc.	4.400%	4/1/21	4,713	5,324
Home Depot Inc.	2.700%	4/1/23	4,575	4,462
Host Hotels & Resorts LP	5.875%	6/15/19	600	661
Host Hotels & Resorts LP	6.000%	10/1/21	1,500	1,718
Host Hotels & Resorts LP	5.250%	3/15/22	1,647	1,808
Host Hotels & Resorts LP	4.750%	3/1/23	2,384	2,521
Hyatt Hotels Corp.	5.375%	8/15/21	800	897
International Game Technology	7.500%	6/15/19	1,825	2,169
International Game Technology	5.500%	6/15/20	550	588
Johnson Controls Inc.	5.000%	3/30/20	725	814
Johnson Controls Inc.	4.250%	3/1/21	1,934	2,090
Johnson Controls Inc.	3.750%	12/1/21	2,400	2,499
Kohl's Corp.	4.000%	11/1/21	1,900	1,973
Kohl's Corp.	3.250%	2/1/23	3,975	3,843
Lowe's Cos. Inc.	4.625%	4/15/20	2,025	2,296
Lowe's Cos. Inc.	3.800%	11/15/21	3,249	3,481
Lowe's Cos. Inc.	3.120%	4/15/22	1,000	1,017
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,700	2,838
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,121	1,074
Marriott International Inc.	3.000%	3/1/19	1,450	1,504
Marriott International Inc.	3.250%	9/15/22	400	392
McDonald's Corp.	5.000%	2/1/19	645	755
McDonald's Corp.	3.500%	7/15/20	1,500	1,619
McDonald's Corp.	3.625%	5/20/21	750	812
McDonald's Corp.	2.625%	1/15/22	4,100	4,092
MDC Holdings Inc.	5.625%	2/1/20	400	437
NIKE Inc.	2.250%	5/1/23	1,300	1,248
Nordstrom Inc.	4.750%	5/1/20	600	681
Nordstrom Inc.	4.000%	10/15/21	2,125	2,307
NVR Inc.	3.950%	9/15/22	1,175	1,172
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,363
O'Reilly Automotive Inc.	4.625%	9/15/21	375	409
O'Reilly Automotive Inc.	3.800%	9/1/22	700	715
QVC Inc.	5.125%	7/2/22	1,825	1,953
2 QVC Inc.	4.375%	3/15/23	2,700	2,718
Staples Inc.	4.375%	1/12/23	1,425	1,427
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,000	963
Target Corp.	3.875%	7/15/20	2,500	2,750
Target Corp.	2.900%	1/15/22	3,900	3,947
Time Warner Inc.	4.875%	3/15/20	3,974	4,498
Time Warner Inc.	4.700%	1/15/21	4,275	4,772

Time Warner Inc.	4.750%	3/29/21	2,125	2,384
Time Warner Inc.	4.000%	1/15/22	1,125	1,192
Time Warner Inc.	3.400%	6/15/22	1,800	1,822
TJX Cos. Inc.	6.950%	4/15/19	1,525	1,906
TJX Cos. Inc.	2.500%	5/15/23	1,125	1,082
Toyota Motor Credit Corp.	4.500%	6/17/20	3,425	3,878
Toyota Motor Credit Corp.	4.250%	1/11/21	1,625	1,810
Toyota Motor Credit Corp.	3.400%	9/15/21	3,625	3,768
Toyota Motor Credit Corp.	3.300%	1/12/22	2,575	2,643
Toyota Motor Credit Corp.	2.625%	1/10/23	2,554	2,472
VF Corp.	3.500%	9/1/21	2,000	2,096
Viacom Inc.	5.625%	9/15/19	2,500	2,949
Viacom Inc.	4.500%	3/1/21	1,655	1,816
Viacom Inc.	3.875%	12/15/21	2,800	2,927
Viacom Inc.	3.125%	6/15/22	400	393
Wal-Mart Stores Inc.	4.125%	2/1/19	2,190	2,470
Wal-Mart Stores Inc.	3.625%	7/8/20	4,108	4,457
Wal-Mart Stores Inc.	3.250%	10/25/20	4,833	5,123
Wal-Mart Stores Inc.	4.250%	4/15/21	4,900	5,512
Wal-Mart Stores Inc.	2.550%	4/11/23	4,450	4,295
Walgreen Co.	5.250%	1/15/19	4,083	4,720
Walgreen Co.	3.100%	9/15/22	3,100	3,058
Walt Disney Co.	3.750%	6/1/21	3,275	3,560
Walt Disney Co.	2.750%	8/16/21	2,125	2,155
Walt Disney Co.	2.550%	2/15/22	1,600	1,581
Walt Disney Co.	2.350%	12/1/22	2,850	2,725
Western Union Co.	3.650%	8/22/18	650	684
Western Union Co.	5.253%	4/1/20	1,175	1,271
Wyndham Worldwide Corp.	4.250%	3/1/22	1,375	1,409
Wyndham Worldwide Corp.	3.900%	3/1/23	3,250	3,237
Yum! Brands Inc.	5.300%	9/15/19	900	1,040
Yum! Brands Inc.	3.875%	11/1/20	1,850	1,939

Consumer Noncyclical (15.3%)
Abbott Laboratories	5.125%	4/1/19	2,235	2,624
Abbott Laboratories	4.125%	5/27/20	2,660	2,969
2 AbbVie Inc.	2.000%	11/6/18	4,400	4,409
2 AbbVie Inc.	2.900%	11/6/22	9,729	9,571
Actavis Inc.	6.125%	8/15/19	750	889
Actavis Inc.	3.250%	10/1/22	5,925	5,822
Allergan Inc.	3.375%	9/15/20	1,325	1,404
Allergan Inc.	2.800%	3/15/23	1,600	1,574
Altria Group Inc.	9.700%	11/10/18	7,341	10,031
Altria Group Inc.	9.250%	8/6/19	3,193	4,374
Altria Group Inc.	4.750%	5/5/21	4,374	4,848
Altria Group Inc.	2.850%	8/9/22	5,325	5,071
Altria Group Inc.	2.950%	5/2/23	1,750	1,669
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	1,969
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,043
Amgen Inc.	5.700%	2/1/19	3,920	4,636
Amgen Inc.	4.500%	3/15/20	1,100	1,241
Amgen Inc.	3.450%	10/1/20	3,192	3,363
Amgen Inc.	4.100%	6/15/21	4,725	5,143
Amgen Inc.	3.875%	11/15/21	5,050	5,397
Amgen Inc.	3.625%	5/15/22	2,850	2,984
Anheuser-Busch Cos. LLC	5.000%	3/1/19	850	982
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,250	4,125

Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,215	10,674
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	2,997	3,832
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,750	6,805
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,725	5,521
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,191
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,613	9,262
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,247
AstraZeneca plc	1.950%	9/18/19	3,217	3,204
Avon Products Inc.	6.500%	3/1/19	1,800	2,057
Avon Products Inc.	4.600%	3/15/20	1,400	1,481
Avon Products Inc.	5.000%	3/15/23	1,000	1,049
Baxter International Inc.	4.500%	8/15/19	1,450	1,647
Baxter International Inc.	4.250%	3/15/20	2,975	3,343
Baxter International Inc.	2.400%	8/15/22	1,125	1,077
Beam Inc.	3.250%	5/15/22	475	479
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,364
Becton Dickinson & Co.	3.125%	11/8/21	3,650	3,741
Boston Scientific Corp.	6.000%	1/15/20	2,300	2,679
Bottling Group LLC	5.125%	1/15/19	2,815	3,275
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,600	1,491
Brown-Forman Corp.	2.250%	1/15/23	1,400	1,334
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,860
Campbell Soup Co.	4.500%	2/15/19	700	779
Campbell Soup Co.	4.250%	4/15/21	1,600	1,732
Campbell Soup Co.	2.500%	8/2/22	1,575	1,483
Cardinal Health Inc.	4.625%	12/15/20	825	911
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,183
Cardinal Health Inc.	3.200%	3/15/23	2,725	2,649
CareFusion Corp.	6.375%	8/1/19	2,750	3,249
2 CareFusion Corp.	3.300%	3/1/23	850	843
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,769
Celgene Corp.	3.950%	10/15/20	1,440	1,543
Celgene Corp.	3.250%	8/15/22	2,625	2,623
Church & Dwight Co. Inc.	2.875%	10/1/22	900	882
Clorox Co.	3.800%	11/15/21	1,358	1,422
Clorox Co.	3.050%	9/15/22	1,600	1,580
Coca-Cola Co.	4.875%	3/15/19	2,300	2,671
Coca-Cola Co.	3.150%	11/15/20	3,109	3,293
Coca-Cola Co.	3.300%	9/1/21	4,200	4,458
Coca-Cola Co.	2.500%	4/1/23	3,075	3,020
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,079
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	432
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	975	1,078
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,366
Colgate-Palmolive Co.	2.450%	11/15/21	1,575	1,577
Colgate-Palmolive Co.	2.300%	5/3/22	3,400	3,341
Colgate-Palmolive Co.	1.950%	2/1/23	900	841
Colgate-Palmolive Co.	2.100%	5/1/23	1,000	946
ConAgra Foods Inc.	7.000%	4/15/19	2,225	2,766
ConAgra Foods Inc.	3.250%	9/15/22	725	715
ConAgra Foods Inc.	3.200%	1/25/23	4,450	4,399
Covidien International Finance SA	4.200%	6/15/20	1,625	1,799
Covidien International Finance SA	3.200%	6/15/22	2,275	2,316
Covidien International Finance SA	2.950%	6/15/23	1,425	1,402
CR Bard Inc.	4.400%	1/15/21	1,345	1,480
Delhaize Group SA	4.125%	4/10/19	400	424
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,184

Diageo Capital plc	4.828%	7/15/20	1,885	2,178
Diageo Capital plc	2.625%	4/29/23	4,975	4,779
Diageo Investment Corp.	2.875%	5/11/22	4,050	4,042
Dignity Health California GO	3.125%	11/1/22	700	674
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	475	489
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,143
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,509
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	200	194
Energizer Holdings Inc.	4.700%	5/19/21	2,725	2,865
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,308
Express Scripts Holding Co.	7.250%	6/15/19	1,875	2,374
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,966
Express Scripts Holding Co.	3.900%	2/15/22	3,125	3,304
Flowers Foods Inc.	4.375%	4/1/22	350	349
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	800	752
General Mills Inc.	5.650%	2/15/19	2,265	2,694
General Mills Inc.	3.150%	12/15/21	4,525	4,655
Gilead Sciences Inc.	4.500%	4/1/21	3,625	4,039
Gilead Sciences Inc.	4.400%	12/1/21	3,650	4,045
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	2,275	2,233
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,800	7,787
Hershey Co.	4.125%	12/1/20	1,825	2,037
Hillshire Brands Co.	4.100%	9/15/20	54	56
HJ Heinz Co.	3.125%	9/12/21	1,450	1,447
HJ Heinz Co.	2.850%	3/1/22	2,575	2,575
Hormel Foods Corp.	4.125%	4/15/21	100	110
Ingredion Inc.	4.625%	11/1/20	375	410
International Flavors & Fragrances Inc.	3.200%	5/1/23	875	866
JM Smucker Co.	3.500%	10/15/21	2,200	2,276
Johnson & Johnson	5.150%	7/15/18	3,825	4,526
Johnson & Johnson	3.550%	5/15/21	1,250	1,360
Kaiser Foundation Hospitals	3.500%	4/1/22	675	693
Kellogg Co.	4.150%	11/15/19	1,600	1,759
Kellogg Co.	4.000%	12/15/20	3,150	3,436
Kellogg Co.	3.125%	5/17/22	2,150	2,169
Kimberly-Clark Corp.	7.500%	11/1/18	3,015	3,929
Kimberly-Clark Corp.	3.625%	8/1/20	300	324
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,168
Kimberly-Clark Corp.	2.400%	6/1/23	1,425	1,367
Koninklijke Philips NV	3.750%	3/15/22	4,042	4,239
Kraft Foods Group Inc.	6.125%	8/23/18	4,583	5,502
Kraft Foods Group Inc.	5.375%	2/10/20	1,994	2,318
Kraft Foods Group Inc.	3.500%	6/6/22	5,552	5,703
Kroger Co.	6.800%	12/15/18	425	518
Kroger Co.	6.150%	1/15/20	2,739	3,278
Kroger Co.	3.400%	4/15/22	1,168	1,190
Laboratory Corp. of America Holdings	4.625%	11/15/20	2,650	2,849
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,450	1,449
Life Technologies Corp.	6.000%	3/1/20	1,875	2,181
Life Technologies Corp.	5.000%	1/15/21	1,333	1,473
Lorillard Tobacco Co.	8.125%	6/23/19	2,492	3,175
Lorillard Tobacco Co.	6.875%	5/1/20	2,250	2,703
Lorillard Tobacco Co.	3.750%	5/20/23	975	958
Mattel Inc.	3.150%	3/15/23	1,350	1,340
McCormick & Co. Inc.	3.900%	7/15/21	275	294
McKesson Corp.	7.500%	2/15/19	1,900	2,443
McKesson Corp.	4.750%	3/1/21	3,700	4,210

McKesson Corp.	2.700%	12/15/22	825	801
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,850	2,087
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,608
Medtronic Inc.	5.600%	3/15/19	2,100	2,504
Medtronic Inc.	4.450%	3/15/20	4,650	5,271
Medtronic Inc.	3.125%	3/15/22	2,325	2,393
Medtronic Inc.	2.750%	4/1/23	4,375	4,268
Merck & Co. Inc.	3.875%	1/15/21	4,361	4,800
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,880
Merck & Co. Inc.	2.800%	5/18/23	5,725	5,632
Merck Sharp & Dohme Corp.	5.000%	6/30/19	4,225	4,951
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,409
Mondelez International Inc.	6.125%	8/23/18	4,000	4,787
Mondelez International Inc.	5.375%	2/10/20	8,701	10,069
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,481
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,158
Novartis Capital Corp.	4.400%	4/24/20	5,625	6,396
Novartis Capital Corp.	2.400%	9/21/22	4,300	4,163
Novartis Securities Investment Ltd.	5.125%	2/10/19	7,575	8,893
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	234
PepsiCo Inc.	5.000%	6/1/18	3,431	3,963
PepsiCo Inc.	7.900%	11/1/18	6,594	8,649
PepsiCo Inc.	4.500%	1/15/20	3,900	4,426
PepsiCo Inc.	3.125%	11/1/20	895	940
PepsiCo Inc.	3.000%	8/25/21	1,850	1,893
PepsiCo Inc.	2.750%	3/5/22	8,940	8,961
PepsiCo Inc.	2.750%	3/1/23	2,225	2,158
PerkinElmer Inc.	5.000%	11/15/21	2,650	2,864
Perrigo Co.	2.950%	5/15/23	1,625	1,572
Pfizer Inc.	1.500%	6/15/18	3,925	3,917
Pfizer Inc.	6.200%	3/15/19	11,354	14,041
Pharmacia Corp.	6.500%	12/1/18	840	1,042
Philip Morris International Inc.	4.500%	3/26/20	5,311	6,029
Philip Morris International Inc.	4.125%	5/17/21	2,420	2,661
Philip Morris International Inc.	2.900%	11/15/21	2,150	2,176
Philip Morris International Inc.	2.500%	8/22/22	1,775	1,709
Philip Morris International Inc.	2.625%	3/6/23	1,500	1,444
Procter & Gamble Co.	4.700%	2/15/19	4,435	5,138
Procter & Gamble Co.	2.300%	2/6/22	4,855	4,768
Quest Diagnostics Inc.	4.750%	1/30/20	275	299
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,346
Reynolds American Inc.	7.750%	6/1/18	500	627
Reynolds American Inc.	3.250%	11/1/22	2,150	2,087
Safeway Inc.	5.000%	8/15/19	1,500	1,658
Safeway Inc.	3.950%	8/15/20	1,800	1,852
Safeway Inc.	4.750%	12/1/21	1,500	1,592
Sanofi	4.000%	3/29/21	6,525	7,172
St. Jude Medical Inc.	3.250%	4/15/23	3,425	3,376
Stryker Corp.	4.375%	1/15/20	1,700	1,905
Sysco Corp.	5.375%	3/17/19	150	177
Sysco Corp.	2.600%	6/12/22	2,050	2,008
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,717
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,675	3,588
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,775	2,900
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	4,930	4,860
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,099

Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,725	2,946
Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,125	5,219
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	832
Tupperware Brands Corp.	4.750%	6/1/21	1,750	1,828
Tyson Foods Inc.	4.500%	6/15/22	4,525	4,853
Unilever Capital Corp.	4.800%	2/15/19	2,225	2,575
Unilever Capital Corp.	4.250%	2/10/21	4,813	5,427
Whirlpool Corp.	4.850%	6/15/21	1,350	1,463
Whirlpool Corp.	4.700%	6/1/22	348	375
Whirlpool Corp.	3.700%	3/1/23	2,075	2,099
Zimmer Holdings Inc.	4.625%	11/30/19	175	197
Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,833
2 Zoetis Inc.	3.250%	2/1/23	4,125	4,105

Energy (7.8%)
Anadarko Petroleum Corp.	8.700%	3/15/19	3,500	4,638
Anadarko Petroleum Corp.	6.950%	6/15/19	50	62
Apache Corp.	6.900%	9/15/18	4,650	5,793
Apache Corp.	3.625%	2/1/21	1,500	1,592
Apache Corp.	3.250%	4/15/22	3,175	3,239
Apache Corp.	2.625%	1/15/23	3,350	3,208
Baker Hughes Inc.	7.500%	11/15/18	2,000	2,580
Baker Hughes Inc.	3.200%	8/15/21	2,200	2,298
BJ Services Co.	6.000%	6/1/18	850	1,017
BP Capital Markets plc	4.750%	3/10/19	3,000	3,433
BP Capital Markets plc	4.500%	10/1/20	4,865	5,477
BP Capital Markets plc	4.742%	3/11/21	5,095	5,747
BP Capital Markets plc	3.561%	11/1/21	2,836	2,962
BP Capital Markets plc	3.245%	5/6/22	4,954	5,005
BP Capital Markets plc	2.500%	11/6/22	2,825	2,667
BP Capital Markets plc	2.750%	5/10/23	6,150	5,885
Cameron International Corp.	6.375%	7/15/18	1,550	1,859
Cameron International Corp.	4.500%	6/1/21	350	384
Cameron International Corp.	3.600%	4/30/22	1,150	1,187
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,865	1,935
Cenovus Energy Inc.	5.700%	10/15/19	2,825	3,362
Cenovus Energy Inc.	3.000%	8/15/22	2,600	2,561
Chevron Corp.	4.950%	3/3/19	4,525	5,307
Chevron Corp.	2.355%	12/5/22	6,150	5,923
ConocoPhillips	5.750%	2/1/19	8,004	9,639
ConocoPhillips	6.000%	1/15/20	2,155	2,649
ConocoPhillips Co.	2.400%	12/15/22	4,600	4,439
Devon Energy Corp.	6.300%	1/15/19	2,165	2,564
Devon Energy Corp.	4.000%	7/15/21	2,040	2,169
Devon Energy Corp.	3.250%	5/15/22	1,950	1,948
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,250	1,504
Encana Corp.	6.500%	5/15/19	1,300	1,581
Encana Corp.	3.900%	11/15/21	1,000	1,044
Energen Corp.	4.625%	9/1/21	1,075	1,103
Ensco plc	4.700%	3/15/21	5,975	6,618
EOG Resources Inc.	5.625%	6/1/19	3,125	3,753
EOG Resources Inc.	4.400%	6/1/20	2,000	2,263
EOG Resources Inc.	4.100%	2/1/21	2,740	3,035
EOG Resources Inc.	2.625%	3/15/23	3,550	3,429
EQT Corp.	8.125%	6/1/19	4,200	5,251
EQT Corp.	4.875%	11/15/21	1,175	1,249
FMC Technologies Inc.	3.450%	10/1/22	1,475	1,469

Halliburton Co.	5.900%	9/15/18	2,100	2,539
Halliburton Co.	6.150%	9/15/19	2,575	3,187
Halliburton Co.	3.250%	11/15/21	1,350	1,414
Hess Corp.	8.125%	2/15/19	3,633	4,678
Husky Energy Inc.	7.250%	12/15/19	2,750	3,494
Husky Energy Inc.	3.950%	4/15/22	1,625	1,722
Marathon Oil Corp.	2.800%	11/1/22	3,300	3,199
Marathon Petroleum Corp.	5.125%	3/1/21	2,400	2,759
Murphy Oil Corp.	3.700%	12/1/22	3,100	3,032
Nabors Industries Inc.	9.250%	1/15/19	4,175	5,286
Nabors Industries Inc.	5.000%	9/15/20	650	694
Nabors Industries Inc.	4.625%	9/15/21	925	959
2 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,400
National Oilwell Varco Inc.	2.600%	12/1/22	3,675	3,572
Noble Energy Inc.	8.250%	3/1/19	2,702	3,496
Noble Energy Inc.	4.150%	12/15/21	3,786	4,090
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,891
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,524
Occidental Petroleum Corp.	4.100%	2/1/21	4,815	5,292
Occidental Petroleum Corp.	3.125%	2/15/22	1,650	1,678
Occidental Petroleum Corp.	2.700%	2/15/23	3,570	3,451
Petrohawk Energy Corp.	7.250%	8/15/18	3,500	3,885
Petrohawk Energy Corp.	6.250%	6/1/19	1,650	1,856
Phillips 66	4.300%	4/1/22	5,950	6,430
Pioneer Natural Resources Co.	7.500%	1/15/20	1,000	1,270
Pioneer Natural Resources Co.	3.950%	7/15/22	2,890	2,986
Pride International Inc.	8.500%	6/15/19	1,850	2,431
Pride International Inc.	6.875%	8/15/20	2,250	2,787
Rowan Cos. Inc.	7.875%	8/1/19	1,500	1,849
Rowan Cos. Inc.	4.875%	6/1/22	1,600	1,716
Sasol Financing International plc	4.500%	11/14/22	2,800	2,869
Shell International Finance BV	4.300%	9/22/19	5,925	6,776
Shell International Finance BV	4.375%	3/25/20	3,825	4,366
Shell International Finance BV	2.375%	8/21/22	3,900	3,747
Shell International Finance BV	2.250%	1/6/23	2,706	2,568
Southwestern Energy Co.	4.100%	3/15/22	2,975	3,109
Suncor Energy Inc.	6.100%	6/1/18	5,431	6,486
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,192
Talisman Energy Inc.	3.750%	2/1/21	1,860	1,914
Total Capital International SA	2.875%	2/17/22	2,825	2,837
Total Capital International SA	2.700%	1/25/23	3,100	3,020
Total Capital SA	4.450%	6/24/20	3,975	4,490
Total Capital SA	4.125%	1/28/21	3,100	3,417
Transocean Inc.	6.500%	11/15/20	4,390	5,103
Transocean Inc.	6.375%	12/15/21	2,550	2,982
Transocean Inc.	3.800%	10/15/22	3,150	3,103
Valero Energy Corp.	9.375%	3/15/19	2,125	2,879
Valero Energy Corp.	6.125%	2/1/20	3,215	3,849
Weatherford International Ltd.	9.625%	3/1/19	2,847	3,708
Weatherford International Ltd.	5.125%	9/15/20	2,275	2,459
Weatherford International Ltd.	4.500%	4/15/22	3,400	3,500
XTO Energy Inc.	5.500%	6/15/18	1,800	2,160
XTO Energy Inc.	6.500%	12/15/18	2,100	2,665

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	759
Cintas Corp. No 2	3.250%	6/1/22	600	602

Fluor Corp.	3.375%	9/15/21	1,580	1,641
2 URS Corp.	5.250%	4/1/22	1,800	1,921
Valmont Industries Inc.	6.625%	4/20/20	1,000	1,162

Technology (5.1%)
Adobe Systems Inc.	4.750%	2/1/20	5,025	5,600
Agilent Technologies Inc.	5.000%	7/15/20	1,825	2,030
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,611
Amphenol Corp.	4.000%	2/1/22	650	674
Analog Devices Inc.	2.875%	6/1/23	1,500	1,469
Apple Inc.	2.400%	5/3/23	12,000	11,516
Applied Materials Inc.	4.300%	6/15/21	2,450	2,677
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,674
Arrow Electronics Inc.	5.125%	3/1/21	300	316
Arrow Electronics Inc.	4.500%	3/1/23	725	733
Autodesk Inc.	3.600%	12/15/22	850	842
Avnet Inc.	5.875%	6/15/20	1,300	1,442
Avnet Inc.	4.875%	12/1/22	1,050	1,094
Baidu Inc.	3.500%	11/28/22	3,102	2,993
BMC Software Inc.	7.250%	6/1/18	750	817
BMC Software Inc.	4.250%	2/15/22	2,050	2,062
BMC Software Inc.	4.500%	12/1/22	550	563
Broadcom Corp.	2.700%	11/1/18	1,875	1,965
Broadcom Corp.	2.500%	8/15/22	2,050	1,960
CA Inc.	5.375%	12/1/19	1,825	2,050
Cisco Systems Inc.	4.950%	2/15/19	6,350	7,420
Cisco Systems Inc.	4.450%	1/15/20	7,325	8,314
Computer Sciences Corp.	4.450%	9/15/22	500	520
Corning Inc.	4.250%	8/15/20	1,150	1,262
Dell Inc.	5.875%	6/15/19	1,625	1,695
Dell Inc.	4.625%	4/1/21	1,275	1,265
Dun & Bradstreet Corp.	4.375%	12/1/22	850	861
Equifax Inc.	3.300%	12/15/22	1,000	973
Fidelity National Information Services Inc.	5.000%	3/15/22	750	811
Fidelity National Information Services Inc.	3.500%	4/15/23	5,175	5,011
Fiserv Inc.	4.625%	10/1/20	1,275	1,365
Fiserv Inc.	3.500%	10/1/22	3,075	3,039
Google Inc.	3.625%	5/19/21	2,570	2,793
Harris Corp.	6.375%	6/15/19	650	771
Harris Corp.	4.400%	12/15/20	2,275	2,448
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,333
Hewlett-Packard Co.	4.300%	6/1/21	6,370	6,439
Hewlett-Packard Co.	4.375%	9/15/21	2,700	2,731
Hewlett-Packard Co.	4.650%	12/9/21	4,549	4,678
Hewlett-Packard Co.	4.050%	9/15/22	400	398
Intel Corp.	3.300%	10/1/21	6,875	7,123
Intel Corp.	2.700%	12/15/22	5,975	5,755
International Business Machines Corp.	7.625%	10/15/18	6,529	8,479
International Business Machines Corp.	1.875%	5/15/19	1,025	1,034
International Business Machines Corp.	8.375%	11/1/19	1,389	1,901
International Business Machines Corp.	1.625%	5/15/20	2,550	2,461
International Business Machines Corp.	2.900%	11/1/21	1,450	1,474
International Business Machines Corp.	1.875%	8/1/22	2,850	2,649
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,809
Jabil Circuit Inc.	4.700%	9/15/22	175	177
Juniper Networks Inc.	4.600%	3/15/21	890	942
Lexmark International Inc.	5.125%	3/15/20	2,175	2,296

Maxim Integrated Products Inc.	3.375%	3/15/23	1,350	1,326
Microsoft Corp.	4.200%	6/1/19	2,675	3,031
Microsoft Corp.	3.000%	10/1/20	3,200	3,359
Microsoft Corp.	4.000%	2/8/21	2,100	2,342
Microsoft Corp.	2.125%	11/15/22	1,075	1,018
Microsoft Corp.	2.375%	5/1/23	2,375	2,290
Motorola Solutions Inc.	3.750%	5/15/22	2,400	2,413
Motorola Solutions Inc.	3.500%	3/1/23	1,820	1,781
Oracle Corp.	5.000%	7/8/19	6,650	7,772
Oracle Corp.	3.875%	7/15/20	1,900	2,089
Oracle Corp.	2.500%	10/15/22	7,150	6,883
Pitney Bowes Inc.	6.250%	3/15/19	849	964
SAIC Inc.	4.450%	12/1/20	1,300	1,382
Symantec Corp.	4.200%	9/15/20	3,975	4,231
Symantec Corp.	3.950%	6/15/22	600	610
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,975	3,045
Texas Instruments Inc.	1.650%	8/3/19	2,050	2,022
Total System Services Inc.	3.750%	6/1/23	1,300	1,274
Tyco Electronics Group SA	4.875%	1/15/21	300	329
Tyco Electronics Group SA	3.500%	2/3/22	2,761	2,767
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,262
Xerox Corp.	5.625%	12/15/19	975	1,108
Xerox Corp.	4.500%	5/15/21	4,275	4,542

Transportation (2.3%)
1 American Airlines 2009-1A Pass Through
Trust	10.375%	1/2/21	1,614	1,731
1 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,082	1,174
1 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	1,911	2,045
Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,160	3,630
Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,900	1,983
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,325	2,344
Burlington Northern Santa Fe LLC	3.050%	9/1/22	2,150	2,148
Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,333	1,316
Canadian National Railway Co.	5.550%	3/1/19	1,725	2,062
Canadian National Railway Co.	2.850%	12/15/21	1,905	1,934
Canadian National Railway Co.	2.250%	11/15/22	800	765
Canadian Pacific Railway Co.	7.250%	5/15/19	1,880	2,348
Canadian Pacific Railway Co.	4.450%	3/15/23	1,975	2,139
Canadian Pacific Railway Ltd.	4.500%	1/15/22	700	761
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	2,412	2,738
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,596	1,880
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	554	605
CSX Corp.	7.375%	2/1/19	1,790	2,258
CSX Corp.	3.700%	10/30/20	2,024	2,160
CSX Corp.	4.250%	6/1/21	1,700	1,870
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	1,847	2,157
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	1,304	1,535
1 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	402	461

1 delta air lines 2010-2 class a pass through
trust	4.950%	5/23/19	1,396	1,529
1 delta air lines 2012-1 class a pass through
trust	4.750%	11/7/21	2,628	2,877
fedex corp.	8.000%	1/15/19	1,650	2,131
fedex corp.	2.625%	8/1/22	2,875	2,778
fedex corp.	2.700%	4/15/23	300	290
2 kansas city southern de mexico sa de cv	2.350%	5/15/20	2,100	2,086
2 kansas city southern de mexico sa de cv	3.000%	5/15/23	150	149
norfolk southern corp.	5.900%	6/15/19	2,450	2,974
norfolk southern corp.	3.250%	12/1/21	3,175	3,265
norfolk southern corp.	2.903%	2/15/23	1,589	1,550
ryder system inc.	2.350%	2/26/19	400	397
1 southwest airlines co. 2007-1 pass through
trust	6.150%	2/1/24	816	969
union pacific corp.	5.700%	8/15/18	1,450	1,727
Union Pacific Corp.	6.125%	2/15/20	1,525	1,875
Union Pacific Corp.	4.000%	2/1/21	2,475	2,718
Union Pacific Corp.	4.163%	7/15/22	1,716	1,894
Union Pacific Corp.	2.750%	4/15/23	1,825	1,788
United Parcel Service Inc.	5.125%	4/1/19	2,150	2,532
United Parcel Service Inc.	3.125%	1/15/21	7,275	7,645
United Parcel Service Inc.	2.450%	10/1/22	3,520	3,428
				2,248,822
Utilities (10.2%)
Electric (5.8%)
Ameren Illinois Co.	2.700%	9/1/22	900	890
American Electric Power Co. Inc.	2.950%	12/15/22	500	486
Appalachian Power Co.	7.950%	1/15/20	1,925	2,529
Appalachian Power Co.	4.600%	3/30/21	1,667	1,854
Arizona Public Service Co.	8.750%	3/1/19	1,600	2,130
Atlantic City Electric Co.	7.750%	11/15/18	1,000	1,297
Avista Corp.	5.950%	6/1/18	1,450	1,727
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,922	2,014
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	789
Cleveland Electric Illuminating Co.	8.875%	11/15/18	490	642
CMS Energy Corp.	8.750%	6/15/19	750	995
CMS Energy Corp.	6.250%	2/1/20	1,000	1,200
CMS Energy Corp.	5.050%	3/15/22	1,100	1,240
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,465
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,054
Connecticut Light & Power Co.	2.500%	1/15/23	3,175	3,090
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,600	2,039
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	2,400	3,009
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,000	1,134
Constellation Energy Group Inc.	5.150%	12/1/20	1,500	1,690
Consumers Energy Co.	6.700%	9/15/19	3,275	4,185
Consumers Energy Co.	5.650%	4/15/20	1,375	1,664
Consumers Energy Co.	2.850%	5/15/22	1,000	1,011
Dominion Resources Inc.	6.400%	6/15/18	1,075	1,305
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,652
Dominion Resources Inc.	5.200%	8/15/19	3,325	3,901
Dominion Resources Inc.	4.450%	3/15/21	2,549	2,850
DTE Electric Co.	5.600%	6/15/18	850	1,011
DTE Electric Co.	3.900%	6/1/21	1,275	1,396
DTE Electric Co.	2.650%	6/15/22	1,800	1,787
Duke Energy Carolinas LLC	7.000%	11/15/18	2,310	2,937

Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,551
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,847
Duke Energy Corp.	6.250%	6/15/18	695	833
Duke Energy Corp.	5.050%	9/15/19	2,295	2,659
Duke Energy Corp.	3.550%	9/15/21	1,000	1,039
Duke Energy Corp.	3.050%	8/15/22	1,425	1,417
Duke Energy Florida Inc.	5.650%	6/15/18	2,050	2,428
Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,684
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,839
Duke Energy Ohio Inc.	5.450%	4/1/19	1,230	1,461
Duke Energy Progress Inc.	5.300%	1/15/19	3,075	3,650
DUKE ENERGY PROGRESS INC.	3.000%	9/15/21	300	309
Duke Energy Progress Inc.	2.800%	5/15/22	1,600	1,609
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,261
Entergy Arkansas Inc.	3.050%	6/1/23	200	199
Entergy Corp.	5.125%	9/15/20	300	327
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	785	838
Entergy Louisiana LLC	6.500%	9/1/18	450	539
Entergy Texas Inc.	7.125%	2/1/19	2,450	2,986
Exelon Generation Co. LLC	5.200%	10/1/19	3,400	3,823
Exelon Generation Co. LLC	4.000%	10/1/20	3,582	3,737
FirstEnergy Corp.	4.250%	3/15/23	3,600	3,546
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,800	3,233
Florida Power & Light Co.	2.750%	6/1/23	1,475	1,463
Georgia Power Co.	4.250%	12/1/19	1,905	2,167
Georgia Power Co.	2.850%	5/15/22	2,400	2,404
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,326
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,606
Kansas City Power & Light Co.	7.150%	4/1/19	1,950	2,497
Kansas City Power & Light Co.	3.150%	3/15/23	1,275	1,265
Kentucky Utilities Co.	3.250%	11/1/20	925	980
LG&E & KU Energy LLC	3.750%	11/15/20	3,445	3,625
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,490
Metropolitan Edison Co.	7.700%	1/15/19	592	746
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,539	5,039
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	825	822
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	1,108	1,139
National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,175	1,198
Nevada Power Co.	6.500%	8/1/18	1,085	1,336
Nevada Power Co.	7.125%	3/15/19	2,280	2,890
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,550	1,832
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,375	1,516
Northeast Utilities	2.800%	5/1/23	1,000	966
Northern States Power Co.	2.150%	8/15/22	175	166
NSTAR Electric Co.	2.375%	10/15/22	1,200	1,154
NSTAR LLC	4.500%	11/15/19	1,862	2,111
Ohio Power Co.	5.375%	10/1/21	2,200	2,611
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	4,450	5,495
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,500	3,222
Pacific Gas & Electric Co.	8.250%	10/15/18	2,650	3,493
Pacific Gas & Electric Co.	3.500%	10/1/20	2,236	2,402
Pacific Gas & Electric Co.	4.250%	5/15/21	825	920
Pacific Gas & Electric Co.	3.250%	9/15/21	500	521

Pacific Gas & Electric Co.	2.450%	8/15/22	2,800	2,708
PacifiCorp	5.650%	7/15/18	1,525	1,819
PacifiCorp	3.850%	6/15/21	2,900	3,170
PacifiCorp	2.950%	2/1/22	1,270	1,298
Peco Energy Co.	2.375%	9/15/22	450	438
Pennsylvania Electric Co.	5.200%	4/1/20	650	731
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,276
PPL Energy Supply LLC	4.600%	12/15/21	2,725	2,874
Progress Energy Inc.	7.050%	3/15/19	2,200	2,751
Progress Energy Inc.	4.400%	1/15/21	2,247	2,482
Progress Energy Inc.	3.150%	4/1/22	175	175
PSEG Power LLC	5.125%	4/15/20	1,125	1,262
PSEG Power LLC	4.150%	9/15/21	1,011	1,070
Public Service Co. of Colorado	5.125%	6/1/19	2,400	2,829
Public Service Co. of Colorado	3.200%	11/15/20	675	713
Public Service Co. of Colorado	2.250%	9/15/22	2,050	1,965
Public Service Co. of Colorado	2.500%	3/15/23	400	389
Public Service Co. of Oklahoma	5.150%	12/1/19	472	541
Public Service Co. of Oklahoma	4.400%	2/1/21	500	551
Public Service Electric & Gas Co.	3.500%	8/15/20	375	406
Public Service Electric & Gas Co.	2.375%	5/15/23	1,275	1,226
San Diego Gas & Electric Co.	3.000%	8/15/21	908	937
SCANA Corp.	4.750%	5/15/21	2,500	2,726
SCANA Corp.	4.125%	2/1/22	2,150	2,222
Southern California Edison Co.	5.500%	8/15/18	775	928
Southern California Edison Co.	3.875%	6/1/21	2,200	2,428
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,922
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,102
Tampa Electric Co.	2.600%	9/15/22	475	466
TECO Finance Inc.	5.150%	3/15/20	1,950	2,226
TransAlta Corp.	4.500%	11/15/22	1,669	1,670
Tucson Electric Power Co.	5.150%	11/15/21	600	669
UIL Holdings Corp.	4.625%	10/1/20	1,150	1,226
Union Electric Co.	6.700%	2/1/19	2,400	2,990
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,050
Virginia Electric & Power Co.	3.450%	9/1/22	900	944
Virginia Electric & Power Co.	2.750%	3/15/23	1,600	1,594
Westar Energy Inc.	8.625%	12/1/18	1,094	1,460
Wisconsin Electric Power Co.	2.950%	9/15/21	925	955
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,379
Wisconsin Power & Light Co.	2.250%	11/15/22	875	842
Xcel Energy Inc.	4.700%	5/15/20	2,425	2,773

Natural Gas (4.3%)
AGL Capital Corp.	5.250%	8/15/19	750	879
AGL Capital Corp.	3.500%	9/15/21	1,050	1,108
Atmos Energy Corp.	8.500%	3/15/19	825	1,103
Boardwalk Pipelines LP	5.750%	9/15/19	755	861
Boardwalk Pipelines LP	3.375%	2/1/23	1,200	1,151
British Transco Finance Inc.	6.625%	6/1/18	250	303
Buckeye Partners LP	4.875%	2/1/21	2,283	2,415
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,050	2,299
DCP Midstream Operating LP	4.950%	4/1/22	875	928
DCP Midstream Operating LP	3.875%	3/15/23	2,425	2,370
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	203
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,600	3,130
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,600	1,778

Enbridge Energy Partners LP	9.875%	3/1/19	1,825	2,472
Enbridge Energy Partners LP	5.200%	3/15/20	1,300	1,463
Enbridge Energy Partners LP	4.200%	9/15/21	1,950	2,049
Energy Transfer Partners LP	6.700%	7/1/18	2,198	2,647
Energy Transfer Partners LP	9.700%	3/15/19	1,776	2,384
Energy Transfer Partners LP	9.000%	4/15/19	1,607	2,109
Energy Transfer Partners LP	4.650%	6/1/21	2,000	2,145
Energy Transfer Partners LP	5.200%	2/1/22	2,500	2,767
Energy Transfer Partners LP	3.600%	2/1/23	3,600	3,511
Enterprise Products Operating LLC	6.500%	1/31/19	2,275	2,785
Enterprise Products Operating LLC	5.250%	1/31/20	4,000	4,619
Enterprise Products Operating LLC	5.200%	9/1/20	3,325	3,861
Enterprise Products Operating LLC	4.050%	2/15/22	875	931
Enterprise Products Operating LLC	3.350%	3/15/23	3,400	3,363
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	773
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,465
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,341
Kinder Morgan Energy Partners LP	5.800%	3/1/21	1,150	1,352
Kinder Morgan Energy Partners LP	4.150%	3/1/22	650	683
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,330	4,475
Kinder Morgan Energy Partners LP	3.450%	2/15/23	3,650	3,608
Magellan Midstream Partners LP	6.550%	7/15/19	2,996	3,666
Magellan Midstream Partners LP	4.250%	2/1/21	1,600	1,726
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,614
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,088
Nisource Finance Corp.	6.800%	1/15/19	700	848
Nisource Finance Corp.	5.450%	9/15/20	2,850	3,279
Nisource Finance Corp.	4.450%	12/1/21	1,400	1,513
Nisource Finance Corp.	6.125%	3/1/22	1,950	2,302
Nisource Finance Corp.	3.850%	2/15/23	925	944
ONEOK Inc.	4.250%	2/1/22	2,289	2,390
ONEOK Partners LP	8.625%	3/1/19	1,475	1,925
ONEOK Partners LP	3.375%	10/1/22	3,244	3,184
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	750	914
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,700	2,012
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,034	2,322
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,900	1,965
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	900	857
Sempra Energy	6.150%	6/15/18	2,300	2,765
Sempra Energy	9.800%	2/15/19	1,550	2,140
Sempra Energy	2.875%	10/1/22	1,500	1,468
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,400	1,521
Spectra Energy Capital LLC	8.000%	10/1/19	1,325	1,719
Spectra Energy Capital LLC	3.300%	3/15/23	2,925	2,855
Spectra Energy Partners LP	4.600%	6/15/21	1,000	1,056
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,343
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,760
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,574	1,522
TC Pipelines LP	4.650%	6/15/21	1,253	1,332
TransCanada PipeLines Ltd.	6.500%	8/15/18	2,767	3,401
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,167	2,722
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,967	4,285

TransCanada PipeLines Ltd.	2.500%	8/1/22	4,940	4,724
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	400	480
Western Gas Partners LP	5.375%	6/1/21	1,682	1,878
Western Gas Partners LP	4.000%	7/1/22	1,800	1,843
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,335
Williams Cos. Inc.	3.700%	1/15/23	2,603	2,519
Williams Partners LP	5.250%	3/15/20	4,475	5,032
Williams Partners LP	4.125%	11/15/20	1,807	1,917
Williams Partners LP	4.000%	11/15/21	2,886	2,995
Williams Partners LP	3.350%	8/15/22	1,975	1,905

Other Utility (0.1%)
United Utilities plc	5.375%	2/1/19	1,500	1,652
Veolia Environnement SA	6.000%	6/1/18	1,675	1,981

				391,403
Total Corporate Bonds (Cost $3,687,707)				3,733,050
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,150	1,347
Cornell University New York GO	5.450%	2/1/19	750	896
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	233
George Washington University District of
Columbia GO	3.485%	9/15/22	950	984
Total Taxable Municipal Bonds (Cost $3,411)				3,460
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost
$29,251)	0.136%		29,251,332	29,251

Total Investments (99.4%) (Cost $3,762,897)				3,808,400
Other Assets and Liabilities-Net (0.6%)				23,290
Net Assets (100%)				3,831,690

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $58,802,000, representing 1.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Intermediate-Term Corporate Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	42,639	—
Corporate Bonds	—	3,733,050	—
Taxable Municipal Bonds	—	3,460	—
Temporary Cash Investment	29,251	—	—
Total	29,251	3,779,149	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $3,762,899. Net unrealized appreciation of investment securities for tax purposes was $45,501,000, consisting of unrealized gains of $76,254,000 on securities that had risen in value since their purchase and $30,753,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
United States Treasury Note/Bond	1.750%	5/15/23	2,300	2,220
United States Treasury Note/Bond	3.125%	2/15/43	1,040	1,010
Total U.S. Government and Agency Obligations (Cost $3,219)				3,230
Corporate Bonds (98.1%)
Finance (18.4%)
Banking (8.6%)
American Express Co.	4.050%	12/3/42	922	843
Bank of America Corp.	5.875%	2/7/42	1,565	1,829
Bank of America NA	6.000%	10/15/36	1,400	1,646
Bank One Capital III	8.750%	9/1/30	290	396
Bank One Corp.	7.625%	10/15/26	1,580	2,085
Bank One Corp.	8.000%	4/29/27	135	186
Citigroup Inc.	6.625%	1/15/28	25	30
Citigroup Inc.	6.625%	6/15/32	1,185	1,348
Citigroup Inc.	5.875%	2/22/33	1,355	1,424
Citigroup Inc.	6.000%	10/31/33	895	953
Citigroup Inc.	5.850%	12/11/34	798	936
Citigroup Inc.	6.125%	8/25/36	2,475	2,684
Citigroup Inc.	5.875%	5/29/37	1,325	1,554
Citigroup Inc.	6.875%	3/5/38	2,280	2,926
Citigroup Inc.	8.125%	7/15/39	2,600	3,681
Citigroup Inc.	5.875%	1/30/42	1,155	1,342
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,525	1,696
Credit Suisse USA Inc.	7.125%	7/15/32	775	1,085
Fifth Third Bancorp	8.250%	3/1/38	1,057	1,466
Goldman Sachs Capital I	6.345%	2/15/34	2,905	2,989
Goldman Sachs Group Inc.	5.950%	1/15/27	1,810	1,963
Goldman Sachs Group Inc.	6.125%	2/15/33	2,665	3,032
Goldman Sachs Group Inc.	6.450%	5/1/36	535	564
Goldman Sachs Group Inc.	6.750%	10/1/37	5,680	6,192
Goldman Sachs Group Inc.	6.250%	2/1/41	2,955	3,467
HSBC Bank plc	7.650%	5/1/25	175	232
HSBC Bank USA NA	5.875%	11/1/34	1,375	1,570
HSBC Bank USA NA	5.625%	8/15/35	600	660
HSBC Bank USA NA	7.000%	1/15/39	725	942
HSBC Holdings plc	7.625%	5/17/32	95	125
HSBC Holdings plc	6.500%	5/2/36	2,200	2,658
HSBC Holdings plc	6.500%	9/15/37	2,860	3,451
HSBC Holdings plc	6.800%	6/1/38	2,005	2,514
HSBC Holdings plc	6.100%	1/14/42	460	575
JPMorgan Chase & Co.	6.400%	5/15/38	2,470	3,072
JPMorgan Chase & Co.	5.500%	10/15/40	1,185	1,351
JPMorgan Chase & Co.	5.600%	7/15/41	2,030	2,349
JPMorgan Chase & Co.	5.400%	1/6/42	1,345	1,516
KeyBank NA	6.950%	2/1/28	100	124
Merrill Lynch & Co. Inc.	6.750%	6/1/28	540	655
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,425	2,583

Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,878	2,356
Morgan Stanley	6.250%	8/9/26	1,070	1,239
Morgan Stanley	7.250%	4/1/32	1,130	1,425
Morgan Stanley	6.375%	7/24/42	1,886	2,214
UBS AG	7.750%	9/1/26	950	1,220
Wachovia Bank NA	5.850%	2/1/37	1,250	1,450
Wachovia Bank NA	6.600%	1/15/38	3,425	4,388
Wachovia Corp.	6.605%	10/1/25	565	703
Wachovia Corp.	7.500%	4/15/35	45	59
Wachovia Corp.	5.500%	8/1/35	1,265	1,382
Wachovia Corp.	6.550%	10/15/35	25	30
Wells Fargo & Co.	5.375%	2/7/35	785	892
Wells Fargo Bank NA	5.950%	8/26/36	725	861
1 Wells Fargo Capital X	5.950%	12/1/86	1,085	1,104

Brokerage (0.1%)
Jefferies Group LLC	6.450%	6/8/27	400	439
Jefferies Group LLC	6.250%	1/15/36	510	526
Jefferies Group LLC	6.500%	1/20/43	500	530

Finance Companies (2.3%)
General Electric Capital Corp.	5.550%	1/5/26	475	556
General Electric Capital Corp.	6.750%	3/15/32	5,655	7,060
General Electric Capital Corp.	6.150%	8/7/37	2,085	2,476
General Electric Capital Corp.	5.875%	1/14/38	6,865	7,873
General Electric Capital Corp.	6.875%	1/10/39	3,985	5,121
SLM Corp.	5.625%	8/1/33	585	504

Insurance (6.9%)
ACE Capital Trust II	9.700%	4/1/30	315	461
ACE INA Holdings Inc.	4.150%	3/13/43	725	717
Aetna Inc.	6.625%	6/15/36	880	1,114
Aetna Inc.	6.750%	12/15/37	840	1,091
Aetna Inc.	4.500%	5/15/42	455	449
Aetna Inc.	4.125%	11/15/42	200	188
Aflac Inc.	6.900%	12/17/39	145	188
Aflac Inc.	6.450%	8/15/40	650	803
Allstate Corp.	6.125%	12/15/32	415	532
Allstate Corp.	5.350%	6/1/33	815	962
Allstate Corp.	5.550%	5/9/35	590	720
Allstate Corp.	5.950%	4/1/36	520	668
Allstate Corp.	5.200%	1/15/42	580	677
1 Allstate Corp.	6.500%	5/15/67	525	592
American International Group Inc.	6.250%	5/1/36	1,010	1,219
American International Group Inc.	6.820%	11/15/37	150	189
1 American International Group Inc.	8.175%	5/15/68	3,840	5,055
1 American International Group Inc.	6.250%	3/15/87	1,035	1,154
Aon Corp.	8.205%	1/1/27	550	710
Aon Corp.	6.250%	9/30/40	385	483
Aon plc	4.250%	12/12/42	425	405
Aon plc	4.450%	5/24/43	250	239
Arch Capital Group Ltd.	7.350%	5/1/34	250	327
Assurant Inc.	6.750%	2/15/34	625	682
AXA SA	8.600%	12/15/30	1,050	1,355
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	855	997
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	570	557
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	325	312

Berkshire Hathaway Inc.	4.500%	2/11/43	1,250	1,236
Chubb Corp.	6.000%	5/11/37	1,100	1,390
Chubb Corp.	6.500%	5/15/38	275	367
Cigna Corp.	7.875%	5/15/27	340	452
Cigna Corp.	5.875%	3/15/41	495	587
Cigna Corp.	5.375%	2/15/42	925	1,044
Cincinnati Financial Corp.	6.920%	5/15/28	300	379
Cincinnati Financial Corp.	6.125%	11/1/34	694	778
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	488
Genworth Financial Inc.	6.500%	6/15/34	485	512
Hartford Financial Services Group Inc.	5.950%	10/15/36	230	268
Hartford Financial Services Group Inc.	6.625%	3/30/40	291	371
Hartford Financial Services Group Inc.	6.100%	10/1/41	450	542
Hartford Financial Services Group Inc.	4.300%	4/15/43	125	118
Humana Inc.	8.150%	6/15/38	145	203
Humana Inc.	4.625%	12/1/42	725	691
Lincoln National Corp.	6.150%	4/7/36	300	356
Lincoln National Corp.	7.000%	6/15/40	1,085	1,431
Loews Corp.	6.000%	2/1/35	440	509
Loews Corp.	4.125%	5/15/43	400	365
Markel Corp.	5.000%	3/30/43	325	319
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	515	596
MetLife Inc.	6.500%	12/15/32	610	768
MetLife Inc.	6.375%	6/15/34	800	1,004
MetLife Inc.	5.700%	6/15/35	1,010	1,182
MetLife Inc.	5.875%	2/6/41	765	919
MetLife Inc.	4.125%	8/13/42	725	684
1 MetLife Inc.	6.400%	12/15/66	1,315	1,486
1 MetLife Inc.	10.750%	8/1/69	610	978
Munich Re America Corp.	7.450%	12/15/26	350	463
1 Nationwide Financial Services Inc.	6.750%	5/15/67	565	607
Principal Financial Group Inc.	6.050%	10/15/36	490	601
Principal Financial Group Inc.	4.625%	9/15/42	275	279
Principal Financial Group Inc.	4.350%	5/15/43	350	342
Progressive Corp.	6.625%	3/1/29	175	221
Progressive Corp.	6.250%	12/1/32	275	348
Protective Life Corp.	8.450%	10/15/39	390	524
Prudential Financial Inc.	5.750%	7/15/33	550	625
Prudential Financial Inc.	5.400%	6/13/35	545	597
Prudential Financial Inc.	5.900%	3/17/36	540	628
Prudential Financial Inc.	5.700%	12/14/36	1,325	1,505
Prudential Financial Inc.	6.625%	12/1/37	985	1,249
Prudential Financial Inc.	6.625%	6/21/40	40	52
Prudential Financial Inc.	6.200%	11/15/40	45	55
Prudential Financial Inc.	5.625%	5/12/41	270	306
1 Prudential Financial Inc.	5.625%	6/15/43	1,800	1,899
1 Prudential Financial Inc.	5.200%	3/15/44	650	658
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	595	758
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	465	625
Transatlantic Holdings Inc.	8.000%	11/30/39	280	387
Travelers Cos. Inc.	6.750%	6/20/36	555	755
Travelers Cos. Inc.	6.250%	6/15/37	805	1,043
Travelers Cos. Inc.	5.350%	11/1/40	746	878
Travelers Property Casualty Corp.	6.375%	3/15/33	70	91
UnitedHealth Group Inc.	5.800%	3/15/36	685	803
UnitedHealth Group Inc.	6.500%	6/15/37	625	794
UnitedHealth Group Inc.	6.625%	11/15/37	190	245

UnitedHealth Group Inc.	6.875%	2/15/38	1,735	2,276
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	485	581
UnitedHealth Group Inc.	4.625%	11/15/41	580	587
UnitedHealth Group Inc.	4.375%	3/15/42	275	274
UnitedHealth Group Inc.	3.950%	10/15/42	775	711
UnitedHealth Group Inc.	4.250%	3/15/43	1,050	1,018
Unum Group	5.750%	8/15/42	300	330
Validus Holdings Ltd.	8.875%	1/26/40	285	381
WellPoint Inc.	5.950%	12/15/34	281	325
WellPoint Inc.	5.850%	1/15/36	795	924
WellPoint Inc.	6.375%	6/15/37	970	1,187
WellPoint Inc.	5.800%	8/15/40	695	797
WellPoint Inc.	4.625%	5/15/42	910	908
WellPoint Inc.	4.650%	1/15/43	725	722
XL Group plc	6.375%	11/15/24	405	486
XL Group plc	6.250%	5/15/27	280	336

Real Estate Investment Trusts (0.5%)
Boston Properties LP	3.125%	9/1/23	700	673
HCP Inc.	6.750%	2/1/41	235	303
Health Care REIT Inc.	6.500%	3/15/41	500	602
Health Care REIT Inc.	5.125%	3/15/43	175	175
Liberty Property LP	3.375%	6/15/23	400	388
Omega Healthcare Investors Inc.	5.875%	3/15/24	800	867
Realty Income Corp.	5.875%	3/15/35	450	507
Simon Property Group LP	6.750%	2/1/40	520	692
Simon Property Group LP	4.750%	3/15/42	690	716
				192,087
Industrial (62.3%)
Basic Industry (5.9%)
Agrium Inc.	3.500%	6/1/23	575	574
Agrium Inc.	7.125%	5/23/36	530	662
Agrium Inc.	6.125%	1/15/41	175	201
Agrium Inc.	4.900%	6/1/43	500	495
Alcoa Inc.	5.900%	2/1/27	980	967
Alcoa Inc.	5.950%	2/1/37	479	454
AngloGold Ashanti Holdings plc	6.500%	4/15/40	415	416
Barrick Gold Corp.	5.250%	4/1/42	940	840
Barrick North America Finance LLC	7.500%	9/15/38	90	104
Barrick North America Finance LLC	5.700%	5/30/41	1,190	1,126
2 Barrick North America Finance LLC	5.750%	5/1/43	1,125	1,057
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	820	801
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	381
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,005	990
CF Industries Inc.	4.950%	6/1/43	825	821
Cliffs Natural Resources Inc.	6.250%	10/1/40	996	908
Domtar Corp.	6.250%	9/1/42	225	227
Dow Chemical Co.	7.375%	11/1/29	1,155	1,534
Dow Chemical Co.	9.400%	5/15/39	720	1,140
Dow Chemical Co.	5.250%	11/15/41	970	1,032
Dow Chemical Co.	4.375%	11/15/42	850	798
Eastman Chemical Co.	4.800%	9/1/42	420	429
Ecolab Inc.	5.500%	12/8/41	840	966
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	581
EI du Pont de Nemours & Co.	4.900%	1/15/41	445	491
EI du Pont de Nemours & Co.	4.150%	2/15/43	1,550	1,536

2 Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	2,130	2,064
Georgia-Pacific LLC	8.000%	1/15/24	80	109
Georgia-Pacific LLC	7.375%	12/1/25	315	419
Georgia-Pacific LLC	7.250%	6/1/28	585	756
Georgia-Pacific LLC	7.750%	11/15/29	360	488
Georgia-Pacific LLC	8.875%	5/15/31	415	616
International Paper Co.	8.700%	6/15/38	50	72
International Paper Co.	7.300%	11/15/39	810	1,070
International Paper Co.	6.000%	11/15/41	730	849
Kinross Gold Corp.	6.875%	9/1/41	135	134
Lubrizol Corp.	6.500%	10/1/34	465	612
LyondellBasell Industries NV	5.750%	4/15/24	975	1,131
Monsanto Co.	5.500%	8/15/25	535	653
Monsanto Co.	5.875%	4/15/38	230	289
Monsanto Co.	3.600%	7/15/42	345	318
Mosaic Co.	4.875%	11/15/41	145	149
Newmont Mining Corp.	5.875%	4/1/35	230	231
Newmont Mining Corp.	6.250%	10/1/39	1,240	1,305
Newmont Mining Corp.	4.875%	3/15/42	1,235	1,063
Nucor Corp.	6.400%	12/1/37	730	919
Placer Dome Inc.	6.450%	10/15/35	50	53
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	400	473
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	585	676
PPG Industries Inc.	7.700%	3/15/38	445	613
PPG Industries Inc.	5.500%	11/15/40	160	181
Praxair Inc.	3.550%	11/7/42	400	359
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	38
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	634
Rio Tinto Alcan Inc.	6.125%	12/15/33	719	880
Rio Tinto Alcan Inc.	5.750%	6/1/35	395	462
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	815	1,076
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,595	1,752
Rio Tinto Finance USA plc	4.750%	3/22/42	290	296
Rio Tinto Finance USA plc	4.125%	8/21/42	725	660
Rohm & Haas Co.	7.850%	7/15/29	900	1,226
Southern Copper Corp.	7.500%	7/27/35	1,055	1,208
Southern Copper Corp.	6.750%	4/16/40	1,190	1,262
Southern Copper Corp.	5.250%	11/8/42	1,425	1,243
Syngenta Finance NV	4.375%	3/28/42	225	231
Teck Resources Ltd.	6.125%	10/1/35	780	817
Teck Resources Ltd.	6.000%	8/15/40	570	581
Teck Resources Ltd.	6.250%	7/15/41	785	815
Teck Resources Ltd.	5.200%	3/1/42	720	663
Teck Resources Ltd.	5.400%	2/1/43	775	734
Vale Canada Ltd.	7.200%	9/15/32	660	755
Vale Overseas Ltd.	8.250%	1/17/34	95	118
Vale Overseas Ltd.	6.875%	11/21/36	3,705	3,983
Vale Overseas Ltd.	6.875%	11/10/39	1,730	1,866
Vale SA	5.625%	9/11/42	1,625	1,512
Westvaco Corp.	7.950%	2/15/31	850	1,037
Weyerhaeuser Co.	8.500%	1/15/25	300	412
Weyerhaeuser Co.	7.375%	3/15/32	1,225	1,624
Weyerhaeuser Co.	6.875%	12/15/33	275	346
Xstrata Canada Corp.	6.200%	6/15/35	175	183

Capital Goods (4.7%)
3M Co.	6.375%	2/15/28	550	731

3M Co.	5.700%	3/15/37	835	1,044
ABB Finance USA Inc.	4.375%	5/8/42	500	506
Boeing Co.	7.950%	8/15/24	440	627
Boeing Co.	6.125%	2/15/33	380	473
Boeing Co.	6.625%	2/15/38	20	27
Boeing Co.	6.875%	3/15/39	520	732
Boeing Co.	5.875%	2/15/40	525	670
Caterpillar Inc.	5.300%	9/15/35	350	403
Caterpillar Inc.	6.050%	8/15/36	640	799
Caterpillar Inc.	5.200%	5/27/41	75	85
Caterpillar Inc.	3.803%	8/15/42	2,130	1,947
Deere & Co.	5.375%	10/16/29	1,020	1,218
Deere & Co.	8.100%	5/15/30	40	59
Deere & Co.	7.125%	3/3/31	145	200
Deere & Co.	3.900%	6/9/42	1,045	982
Dover Corp.	5.375%	10/15/35	35	41
Dover Corp.	6.600%	3/15/38	165	221
Dover Corp.	5.375%	3/1/41	680	806
2 Eaton Corp.	4.000%	11/2/32	625	609
2 Eaton Corp.	4.150%	11/2/42	975	931
Emerson Electric Co.	6.000%	8/15/32	160	201
Emerson Electric Co.	6.125%	4/15/39	40	52
Emerson Electric Co.	5.250%	11/15/39	620	725
General Dynamics Corp.	3.600%	11/15/42	725	645
General Electric Co.	4.125%	10/9/42	2,250	2,150
Honeywell International Inc.	5.700%	3/15/37	1,005	1,234
Honeywell International Inc.	5.375%	3/1/41	1,140	1,369
Illinois Tool Works Inc.	4.875%	9/15/41	820	888
Illinois Tool Works Inc.	3.900%	9/1/42	750	703
Legrand France SA	8.500%	2/15/25	385	506
Lockheed Martin Corp.	6.150%	9/1/36	860	1,044
Lockheed Martin Corp.	5.500%	11/15/39	725	813
Lockheed Martin Corp.	5.720%	6/1/40	835	954
Lockheed Martin Corp.	4.850%	9/15/41	865	882
2 Lockheed Martin Corp.	4.070%	12/15/42	30	27
Northrop Grumman Corp.	3.250%	8/1/23	1,350	1,334
Northrop Grumman Corp.	5.050%	11/15/40	600	649
Northrop Grumman Corp.	4.750%	6/1/43	950	940
Northrop Grumman Systems Corp.	7.750%	2/15/31	525	725
Owens Corning	7.000%	12/1/36	990	1,099
Parker Hannifin Corp.	6.250%	5/15/38	390	504
Precision Castparts Corp.	3.900%	1/15/43	675	649
Raytheon Co.	7.200%	8/15/27	655	877
Raytheon Co.	4.875%	10/15/40	575	617
Raytheon Co.	4.700%	12/15/41	410	428
Republic Services Inc.	6.086%	3/15/35	25	29
Republic Services Inc.	6.200%	3/1/40	110	133
Republic Services Inc.	5.700%	5/15/41	1,350	1,540
Rockwell Automation Inc.	6.700%	1/15/28	135	180
Rockwell Automation Inc.	6.250%	12/1/37	330	419
Sonoco Products Co.	5.750%	11/1/40	595	665
Stanley Black & Decker Inc.	5.200%	9/1/40	315	346
United Technologies Corp.	6.700%	8/1/28	400	527
United Technologies Corp.	7.500%	9/15/29	1,155	1,645
United Technologies Corp.	5.400%	5/1/35	35	41
United Technologies Corp.	6.125%	7/15/38	1,040	1,333
United Technologies Corp.	5.700%	4/15/40	945	1,152

United Technologies Corp.	4.500%	6/1/42	4,675	4,843
Waste Management Inc.	7.100%	8/1/26	415	537
Waste Management Inc.	7.000%	7/15/28	590	765
Waste Management Inc.	7.750%	5/15/32	650	896
Waste Management Inc.	6.125%	11/30/39	505	610

Communication (14.2%)
Alltel Corp.	6.800%	5/1/29	420	529
Alltel Corp.	7.875%	7/1/32	800	1,129
America Movil SAB de CV	6.375%	3/1/35	955	1,110
America Movil SAB de CV	6.125%	11/15/37	400	450
America Movil SAB de CV	6.125%	3/30/40	2,125	2,397
America Movil SAB de CV	4.375%	7/16/42	1,075	968
Ameritech Capital Funding Corp.	6.550%	1/15/28	585	663
AT&T Corp.	6.500%	3/15/29	555	662
AT&T Corp.	8.000%	11/15/31	1,280	1,874
AT&T Inc.	6.450%	6/15/34	400	485
AT&T Inc.	6.150%	9/15/34	867	1,015
AT&T Inc.	6.500%	9/1/37	2,017	2,464
AT&T Inc.	6.300%	1/15/38	2,660	3,162
AT&T Inc.	6.400%	5/15/38	660	799
AT&T Inc.	6.550%	2/15/39	2,455	3,013
AT&T Inc.	5.350%	9/1/40	4,315	4,630
AT&T Inc.	5.550%	8/15/41	1,885	2,086
2 AT&T Inc.	4.300%	12/15/42	1,713	1,619
2 AT&T Inc.	4.350%	6/15/45	3,214	2,992
AT&T Mobility LLC	7.125%	12/15/31	660	879
Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,048	1,343
BellSouth Corp.	6.875%	10/15/31	498	594
BellSouth Corp.	6.550%	6/15/34	495	575
BellSouth Telecommunications Inc.	7.000%	10/1/25	295	364
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,115	1,344
BellSouth Telecommunications Inc.	7.000%	12/1/95	15	17
BellSouth Telecommunications Inc.	0.000%	12/15/95	470	423
British Telecommunications plc	9.625%	12/15/30	2,847	4,432
CBS Corp.	7.875%	7/30/30	1,341	1,776
CBS Corp.	5.500%	5/15/33	335	357
CBS Corp.	5.900%	10/15/40	150	164
CBS Corp.	4.850%	7/1/42	670	650
Comcast Corp.	4.250%	1/15/33	1,630	1,626
Comcast Corp.	7.050%	3/15/33	760	1,015
Comcast Corp.	5.650%	6/15/35	1,035	1,201
Comcast Corp.	6.500%	11/15/35	1,735	2,191
Comcast Corp.	6.450%	3/15/37	1,635	2,056
Comcast Corp.	6.950%	8/15/37	2,150	2,853
Comcast Corp.	6.400%	5/15/38	1,030	1,300
Comcast Corp.	6.550%	7/1/39	570	736
Comcast Corp.	6.400%	3/1/40	1,100	1,401
Comcast Corp.	4.650%	7/15/42	1,050	1,071
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,635	5,267
Deutsche Telekom International Finance BV	9.250%	6/1/32	515	800
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	70	78
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,620	1,734
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,370	1,551

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,160	1,132
Discovery Communications LLC	6.350%	6/1/40	635	762
Discovery Communications LLC	4.950%	5/15/42	620	623
Discovery Communications LLC	4.875%	4/1/43	950	947
Embarq Corp.	7.995%	6/1/36	1,455	1,585
France Telecom SA	8.500%	3/1/31	3,235	4,650
France Telecom SA	5.375%	1/13/42	85	91
Grupo Televisa SAB	6.625%	3/18/25	750	922
Grupo Televisa SAB	8.500%	3/11/32	660	923
Grupo Televisa SAB	6.625%	1/15/40	195	233
GTE Corp.	6.940%	4/15/28	1,080	1,382
Koninklijke KPN NV	8.375%	10/1/30	975	1,259
McGraw Hill Financial Inc.	6.550%	11/15/37	400	415
NBCUniversal Media LLC	6.400%	4/30/40	990	1,253
NBCUniversal Media LLC	5.950%	4/1/41	1,445	1,745
NBCUniversal Media LLC	4.450%	1/15/43	1,000	994
New Cingular Wireless Services Inc.	8.750%	3/1/31	775	1,185
News America Inc.	7.700%	10/30/25	165	213
News America Inc.	6.550%	3/15/33	1,185	1,390
News America Inc.	6.200%	12/15/34	1,015	1,179
News America Inc.	6.400%	12/15/35	1,205	1,427
News America Inc.	8.150%	10/17/36	60	81
News America Inc.	6.150%	3/1/37	2,075	2,389
News America Inc.	6.650%	11/15/37	1,300	1,580
News America Inc.	6.900%	8/15/39	1,010	1,258
News America Inc.	6.150%	2/15/41	75	87
News America Inc.	7.750%	12/1/45	360	494
Pacific Bell Telephone Co.	7.125%	3/15/26	80	103
Pacific Bell Telephone Co.	6.625%	10/15/34	145	150
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	1,975	1,997
Qwest Corp.	7.125%	11/15/43	85	87
Rogers Communications Inc.	7.500%	8/15/38	475	650
Rogers Communications Inc.	4.500%	3/15/43	650	642
TCI Communications Inc.	7.875%	2/15/26	890	1,225
TCI Communications Inc.	7.125%	2/15/28	220	291
Telecom Italia Capital SA	6.375%	11/15/33	1,075	1,059
Telecom Italia Capital SA	6.000%	9/30/34	855	829
Telecom Italia Capital SA	7.200%	7/18/36	960	1,002
Telecom Italia Capital SA	7.721%	6/4/38	1,145	1,245
Telefonica Emisiones SAU	7.045%	6/20/36	2,640	3,026
Telefonica Europe BV	8.250%	9/15/30	1,285	1,602
Thomson Reuters Corp.	5.500%	8/15/35	625	683
Thomson Reuters Corp.	5.850%	4/15/40	390	447
Thomson Reuters Corp.	4.500%	5/23/43	300	282
Time Warner Cable Inc.	6.550%	5/1/37	1,225	1,401
Time Warner Cable Inc.	7.300%	7/1/38	1,640	2,019
Time Warner Cable Inc.	6.750%	6/15/39	1,195	1,394
Time Warner Cable Inc.	5.875%	11/15/40	1,435	1,526
Time Warner Cable Inc.	5.500%	9/1/41	1,215	1,236
Time Warner Cable Inc.	4.500%	9/15/42	1,275	1,137
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,275	1,741
United States Cellular Corp.	6.700%	12/15/33	710	745
Verizon Communications Inc.	7.750%	12/1/30	2,420	3,268
Verizon Communications Inc.	7.750%	6/15/32	180	239
Verizon Communications Inc.	5.850%	9/15/35	1,755	1,984

Verizon Communications Inc.	6.250%	4/1/37	695	823
Verizon Communications Inc.	6.400%	2/15/38	1,925	2,329
Verizon Communications Inc.	6.900%	4/15/38	1,290	1,649
Verizon Communications Inc.	7.350%	4/1/39	1,005	1,370
Verizon Communications Inc.	6.000%	4/1/41	665	773
Verizon Communications Inc.	4.750%	11/1/41	805	792
Verizon Communications Inc.	3.850%	11/1/42	1,225	1,058
Verizon Maryland LLC	5.125%	6/15/33	595	604
Verizon New England Inc.	7.875%	11/15/29	50	64
Verizon New York Inc.	7.375%	4/1/32	802	1,009
Vodafone Group plc	7.875%	2/15/30	735	1,016
Vodafone Group plc	6.250%	11/30/32	65	77
Vodafone Group plc	6.150%	2/27/37	1,835	2,194
Vodafone Group plc	4.375%	2/19/43	1,550	1,457
WPP Finance 2010	5.125%	9/7/42	975	978

Consumer Cyclical (8.2%)
ADT Corp.	4.125%	6/15/23	525	525
ADT Corp.	4.875%	7/15/42	845	783
AutoZone Inc.	3.125%	7/15/23	650	630
Cummins Inc.	7.125%	3/1/28	125	161
CVS Caremark Corp.	6.250%	6/1/27	995	1,244
CVS Caremark Corp.	6.125%	9/15/39	1,580	1,952
CVS Caremark Corp.	5.750%	5/15/41	864	1,024
Daimler Finance North America LLC	8.500%	1/18/31	1,540	2,337
eBay Inc.	4.000%	7/15/42	650	574
Ford Holdings LLC	9.300%	3/1/30	375	530
Ford Motor Co.	6.625%	10/1/28	375	437
Ford Motor Co.	6.375%	2/1/29	350	391
Ford Motor Co.	7.450%	7/16/31	1,985	2,501
Ford Motor Co.	4.750%	1/15/43	2,125	1,987
Ford Motor Co.	7.400%	11/1/46	345	440
Historic TW Inc.	6.625%	5/15/29	1,540	1,876
Home Depot Inc.	5.875%	12/16/36	3,115	3,812
Home Depot Inc.	5.400%	9/15/40	455	529
Home Depot Inc.	5.950%	4/1/41	865	1,084
Home Depot Inc.	4.200%	4/1/43	975	954
Host Hotels & Resorts LP	3.750%	10/15/23	425	418
Hyatt Hotels Corp.	3.375%	7/15/23	350	340
Johnson Controls Inc.	6.000%	1/15/36	340	389
Johnson Controls Inc.	5.700%	3/1/41	320	358
Johnson Controls Inc.	5.250%	12/1/41	280	298
Kohl's Corp.	6.000%	1/15/33	345	360
Kohl's Corp.	6.875%	12/15/37	415	489
Lowe's Cos. Inc.	6.875%	2/15/28	60	78
Lowe's Cos. Inc.	6.500%	3/15/29	530	656
Lowe's Cos. Inc.	5.500%	10/15/35	860	966
Lowe's Cos. Inc.	5.800%	10/15/36	290	338
Lowe's Cos. Inc.	6.650%	9/15/37	325	420
Lowe's Cos. Inc.	5.800%	4/15/40	45	53
Lowe's Cos. Inc.	5.125%	11/15/41	1,005	1,101
Lowe's Cos. Inc.	4.650%	4/15/42	760	782
Macy's Retail Holdings Inc.	6.900%	4/1/29	735	893
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	265
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	47
Macy's Retail Holdings Inc.	6.375%	3/15/37	960	1,113
Macy's Retail Holdings Inc.	5.125%	1/15/42	205	209

Macy's Retail Holdings Inc.	4.300%	2/15/43	225	205
McDonald's Corp.	6.300%	10/15/37	885	1,153
McDonald's Corp.	6.300%	3/1/38	1,345	1,786
McDonald's Corp.	5.700%	2/1/39	50	62
McDonald's Corp.	3.700%	2/15/42	595	549
McDonald's Corp.	3.625%	5/1/43	825	750
MDC Holdings Inc.	6.000%	1/15/43	500	495
NIKE Inc.	3.625%	5/1/43	625	578
Nordstrom Inc.	6.950%	3/15/28	30	39
Nordstrom Inc.	7.000%	1/15/38	610	825
2 QVC Inc.	5.950%	3/15/43	350	356
Target Corp.	6.350%	11/1/32	585	750
Target Corp.	6.500%	10/15/37	1,210	1,586
Target Corp.	7.000%	1/15/38	1,500	2,055
Target Corp.	4.000%	7/1/42	1,360	1,291
Time Warner Cos. Inc.	7.570%	2/1/24	470	622
Time Warner Cos. Inc.	6.950%	1/15/28	85	108
Time Warner Inc.	7.625%	4/15/31	2,710	3,630
Time Warner Inc.	7.700%	5/1/32	1,055	1,431
Time Warner Inc.	6.500%	11/15/36	840	998
Time Warner Inc.	6.200%	3/15/40	410	477
Time Warner Inc.	6.100%	7/15/40	985	1,134
Time Warner Inc.	6.250%	3/29/41	1,320	1,538
Time Warner Inc.	5.375%	10/15/41	400	428
Time Warner Inc.	4.900%	6/15/42	1,405	1,421
VF Corp.	6.450%	11/1/37	635	782
Viacom Inc.	6.875%	4/30/36	1,790	2,195
Viacom Inc.	4.500%	2/27/42	20	19
2 Viacom Inc.	4.375%	3/15/43	920	833
Wal-Mart Stores Inc.	5.875%	4/5/27	930	1,184
Wal-Mart Stores Inc.	7.550%	2/15/30	1,000	1,415
Wal-Mart Stores Inc.	5.250%	9/1/35	3,205	3,672
Wal-Mart Stores Inc.	6.500%	8/15/37	3,575	4,716
Wal-Mart Stores Inc.	6.200%	4/15/38	1,930	2,461
Wal-Mart Stores Inc.	5.625%	4/1/40	2,172	2,630
Wal-Mart Stores Inc.	5.625%	4/15/41	1,465	1,761
Wal-Mart Stores Inc.	4.000%	4/11/43	1,750	1,664
Walgreen Co.	4.400%	9/15/42	850	807
Walt Disney Co.	7.000%	3/1/32	435	606
Walt Disney Co.	4.125%	12/1/41	1,435	1,419
Western Union Co.	6.200%	11/17/36	500	512
Western Union Co.	6.200%	6/21/40	170	174
Yum! Brands Inc.	6.875%	11/15/37	520	652

Consumer Noncyclical (13.8%)
Abbott Laboratories	6.150%	11/30/37	700	924
Abbott Laboratories	6.000%	4/1/39	470	608
Abbott Laboratories	5.300%	5/27/40	520	625
2 AbbVie Inc.	4.400%	11/6/42	2,625	2,585
Actavis Inc.	4.625%	10/1/42	1,050	1,018
Ahold Finance USA LLC	6.875%	5/1/29	515	653
Altria Group Inc.	9.950%	11/10/38	1,525	2,383
Altria Group Inc.	10.200%	2/6/39	1,565	2,498
Altria Group Inc.	4.250%	8/9/42	525	467
Altria Group Inc.	4.500%	5/2/43	925	849
Amgen Inc.	6.375%	6/1/37	1,295	1,573
Amgen Inc.	6.900%	6/1/38	65	84

Amgen Inc.	6.400%	2/1/39	1,435	1,751
Amgen Inc.	5.750%	3/15/40	740	850
Amgen Inc.	4.950%	10/1/41	710	732
Amgen Inc.	5.150%	11/15/41	2,580	2,739
Amgen Inc.	5.650%	6/15/42	1,570	1,777
Amgen Inc.	5.375%	5/15/43	495	545
Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	85
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
Anheuser-Busch Cos. LLC	5.750%	4/1/36	25	30
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	884
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	735	693
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,330	3,597
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	255	390
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,260	1,645
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,060	963
Archer-Daniels-Midland Co.	5.935%	10/1/32	645	759
Archer-Daniels-Midland Co.	5.375%	9/15/35	710	794
Archer-Daniels-Midland Co.	5.765%	3/1/41	810	968
Archer-Daniels-Midland Co.	4.535%	3/26/42	230	233
Archer-Daniels-Midland Co.	4.016%	4/16/43	425	391
AstraZeneca plc	6.450%	9/15/37	3,250	4,148
AstraZeneca plc	4.000%	9/18/42	800	750
Avon Products Inc.	6.950%	3/15/43	225	247
Baxter International Inc.	6.250%	12/1/37	370	470
Baxter International Inc.	3.650%	8/15/42	300	269
Beam Inc.	5.875%	1/15/36	160	183
Becton Dickinson & Co.	6.000%	5/15/39	30	37
Becton Dickinson & Co.	5.000%	11/12/40	540	597
Boston Scientific Corp.	7.000%	11/15/35	50	62
Boston Scientific Corp.	7.375%	1/15/40	570	748
Bristol-Myers Squibb Co.	6.800%	11/15/26	45	61
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,380	1,705
Bristol-Myers Squibb Co.	6.125%	5/1/38	335	428
Bristol-Myers Squibb Co.	3.250%	8/1/42	475	407
Bristol-Myers Squibb Co.	6.875%	8/1/97	35	48
Brown-Forman Corp.	3.750%	1/15/43	275	257
Campbell Soup Co.	3.800%	8/2/42	500	437
Cardinal Health Inc.	4.600%	3/15/43	425	406
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	800	778
Celgene Corp.	5.700%	10/15/40	310	351
ConAgra Foods Inc.	7.125%	10/1/26	510	648
ConAgra Foods Inc.	7.000%	10/1/28	375	477
ConAgra Foods Inc.	8.250%	9/15/30	495	661
ConAgra Foods Inc.	4.650%	1/25/43	1,350	1,322
Covidien International Finance SA	6.550%	10/15/37	900	1,183
Delhaize America LLC	9.000%	4/15/31	470	582
Delhaize Group SA	5.700%	10/1/40	707	716
Diageo Capital plc	5.875%	9/30/36	690	844
Diageo Capital plc	3.875%	4/29/43	675	626
Diageo Investment Corp.	7.450%	4/15/35	235	333
Diageo Investment Corp.	4.250%	5/11/42	385	381
Dignity Health California GO	4.500%	11/1/42	325	302
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	460
Eli Lilly & Co.	7.125%	6/1/25	360	492
Eli Lilly & Co.	5.500%	3/15/27	150	182
Eli Lilly & Co.	6.770%	1/1/36	290	390
Eli Lilly & Co.	5.550%	3/15/37	930	1,103

Eli Lilly & Co.	5.950%	11/15/37	665	837
Estee Lauder Cos. Inc.	6.000%	5/15/37	215	263
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	542
Express Scripts Holding Co.	6.125%	11/15/41	510	637
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	700	627
Genentech Inc.	5.250%	7/15/35	545	632
General Mills Inc.	5.400%	6/15/40	440	511
General Mills Inc.	4.150%	2/15/43	575	561
Gilead Sciences Inc.	5.650%	12/1/41	1,015	1,197
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	655	751
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,670	3,436
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	725	708
Hasbro Inc.	6.350%	3/15/40	630	722
Hershey Co.	7.200%	8/15/27	250	339
HJ Heinz Finance Co.	6.750%	3/15/32	430	483
Hospira Inc.	5.600%	9/15/40	390	380
Ingredion Inc.	6.625%	4/15/37	175	209
Johnson & Johnson	6.730%	11/15/23	50	68
Johnson & Johnson	6.950%	9/1/29	440	605
Johnson & Johnson	4.950%	5/15/33	600	703
Johnson & Johnson	5.950%	8/15/37	1,120	1,456
Johnson & Johnson	5.850%	7/15/38	795	1,025
Johnson & Johnson	4.500%	9/1/40	195	212
Johnson & Johnson	4.850%	5/15/41	95	109
Kaiser Foundation Hospitals	4.875%	4/1/42	620	657
Kellogg Co.	7.450%	4/1/31	1,125	1,503
Kimberly-Clark Corp.	6.625%	8/1/37	740	1,012
Kimberly-Clark Corp.	5.300%	3/1/41	485	582
Kimberly-Clark Corp.	3.700%	6/1/43	625	583
Koninklijke Philips NV	6.875%	3/11/38	510	681
Koninklijke Philips NV	5.000%	3/15/42	1,225	1,334
Kraft Foods Group Inc.	6.875%	1/26/39	1,125	1,471
Kraft Foods Group Inc.	6.500%	2/9/40	675	847
Kraft Foods Group Inc.	5.000%	6/4/42	2,090	2,201
Kroger Co.	7.700%	6/1/29	20	26
Kroger Co.	8.000%	9/15/29	150	196
Kroger Co.	7.500%	4/1/31	380	485
Kroger Co.	6.900%	4/15/38	535	668
Kroger Co.	5.400%	7/15/40	405	433
Kroger Co.	5.000%	4/15/42	475	491
Lorillard Tobacco Co.	8.125%	5/1/40	40	52
Lorillard Tobacco Co.	7.000%	8/4/41	535	625
Mattel Inc.	5.450%	11/1/41	470	508
1 Mayo Clinic	3.774%	11/15/43	400	368
1 Mayo Clinic	4.000%	11/15/47	225	213
McKesson Corp.	6.000%	3/1/41	655	815
Mead Johnson Nutrition Co.	5.900%	11/1/39	445	515
Medtronic Inc.	6.500%	3/15/39	155	203
Medtronic Inc.	5.550%	3/15/40	580	687
Medtronic Inc.	4.500%	3/15/42	360	373
Medtronic Inc.	4.000%	4/1/43	850	807
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	438
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	420
Merck & Co. Inc.	6.500%	12/1/33	1,395	1,898
Merck & Co. Inc.	6.550%	9/15/37	875	1,173

Merck & Co. Inc.	3.600%	9/15/42	600	543
Merck & Co. Inc.	4.150%	5/18/43	800	787
Merck Sharp & Dohme Corp.	6.300%	1/1/26	30	39
Merck Sharp & Dohme Corp.	6.400%	3/1/28	640	833
Merck Sharp & Dohme Corp.	5.950%	12/1/28	380	477
Merck Sharp & Dohme Corp.	5.750%	11/15/36	70	87
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,610	1,983
Molson Coors Brewing Co.	5.000%	5/1/42	1,050	1,075
Mondelez International Inc.	6.500%	11/1/31	730	900
Mondelez International Inc.	7.000%	8/11/37	848	1,116
Mondelez International Inc.	6.875%	2/1/38	805	1,049
Mondelez International Inc.	6.875%	1/26/39	215	284
Mondelez International Inc.	6.500%	2/9/40	2,415	3,062
Novant Health Inc.	4.371%	11/1/43	300	285
Novartis Capital Corp.	3.700%	9/21/42	400	377
Pepsi Bottling Group Inc.	7.000%	3/1/29	1,010	1,361
PepsiAmericas Inc.	5.500%	5/15/35	125	147
PepsiCo Inc.	5.500%	1/15/40	1,070	1,244
PepsiCo Inc.	4.875%	11/1/40	870	932
PepsiCo Inc.	4.000%	3/5/42	1,450	1,382
PepsiCo Inc.	3.600%	8/13/42	275	243
Pfizer Inc.	7.200%	3/15/39	2,420	3,405
Pharmacia Corp.	6.600%	12/1/28	355	471
Philip Morris International Inc.	6.375%	5/16/38	1,665	2,084
Philip Morris International Inc.	4.375%	11/15/41	745	730
Philip Morris International Inc.	4.500%	3/20/42	455	451
Philip Morris International Inc.	3.875%	8/21/42	675	610
Philip Morris International Inc.	4.125%	3/4/43	975	919
Procter & Gamble Co.	6.450%	1/15/26	50	67
Procter & Gamble Co.	5.500%	2/1/34	310	379
Procter & Gamble Co.	5.800%	8/15/34	650	826
3 Procter & Gamble Co.	5.550%	3/5/37	1,960	2,415
Quest Diagnostics Inc.	6.950%	7/1/37	535	651
Quest Diagnostics Inc.	5.750%	1/30/40	460	490
Reynolds American Inc.	7.250%	6/15/37	275	341
Reynolds American Inc.	4.750%	11/1/42	1,350	1,263
Safeway Inc.	7.250%	2/1/31	780	897
St. Jude Medical Inc.	4.750%	4/15/43	675	675
Stryker Corp.	4.100%	4/1/43	400	392
Sysco Corp.	5.375%	9/21/35	755	880
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,285	1,604
Unilever Capital Corp.	5.900%	11/15/32	1,510	1,986
Wyeth LLC	6.450%	2/1/24	905	1,177
Wyeth LLC	6.500%	2/1/34	1,530	2,017
Wyeth LLC	6.000%	2/15/36	115	143
Wyeth LLC	5.950%	4/1/37	2,145	2,639
Zimmer Holdings Inc.	5.750%	11/30/39	425	497
2 Zoetis Inc.	4.700%	2/1/43	1,400	1,415

Energy (8.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	721
Anadarko Finance Co.	7.500%	5/1/31	1,265	1,680
Anadarko Petroleum Corp.	6.450%	9/15/36	1,915	2,334
Anadarko Petroleum Corp.	7.950%	6/15/39	55	77
Anadarko Petroleum Corp.	6.200%	3/15/40	715	859
Apache Corp.	6.000%	1/15/37	880	1,038
Apache Corp.	5.100%	9/1/40	1,460	1,524

Apache Corp.	5.250%	2/1/42	505	537
Apache Corp.	4.750%	4/15/43	1,745	1,735
Apache Corp.	4.250%	1/15/44	1,300	1,212
Apache Finance Canada Corp.	7.750%	12/15/29	425	581
Baker Hughes Inc.	6.875%	1/15/29	350	462
Baker Hughes Inc.	5.125%	9/15/40	1,790	2,027
Burlington Resources Finance Co.	7.200%	8/15/31	1,590	2,175
Burlington Resources Finance Co.	7.400%	12/1/31	55	75
Cameron International Corp.	7.000%	7/15/38	340	440
Cameron International Corp.	5.950%	6/1/41	230	275
Canadian Natural Resources Ltd.	7.200%	1/15/32	528	676
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	420
Canadian Natural Resources Ltd.	5.850%	2/1/35	200	225
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	551
Canadian Natural Resources Ltd.	6.250%	3/15/38	975	1,159
Canadian Natural Resources Ltd.	6.750%	2/1/39	425	531
Cenovus Energy Inc.	6.750%	11/15/39	1,520	1,956
Cenovus Energy Inc.	4.450%	9/15/42	925	893
Conoco Funding Co.	7.250%	10/15/31	865	1,202
ConocoPhillips	5.900%	10/15/32	765	938
ConocoPhillips	6.500%	2/1/39	3,105	4,052
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	705
ConocoPhillips Holding Co.	6.950%	4/15/29	1,770	2,360
Devon Energy Corp.	7.950%	4/15/32	1,030	1,417
Devon Energy Corp.	5.600%	7/15/41	1,915	2,101
Devon Energy Corp.	4.750%	5/15/42	765	745
Devon Financing Co. LLC	7.875%	9/30/31	1,060	1,447
Diamond Offshore Drilling Inc.	5.700%	10/15/39	725	891
Encana Corp.	7.200%	11/1/31	55	67
Encana Corp.	6.500%	8/15/34	785	916
Encana Corp.	6.625%	8/15/37	660	793
Encana Corp.	6.500%	2/1/38	820	984
Encana Corp.	5.150%	11/15/41	640	644
Eni USA Inc.	7.300%	11/15/27	395	526
Global Marine Inc.	7.000%	6/1/28	255	279
Halliburton Co.	6.700%	9/15/38	945	1,263
Halliburton Co.	7.450%	9/15/39	970	1,399
Halliburton Co.	4.500%	11/15/41	400	421
Hess Corp.	7.875%	10/1/29	940	1,227
Hess Corp.	7.300%	8/15/31	960	1,202
Hess Corp.	7.125%	3/15/33	1,115	1,374
Hess Corp.	6.000%	1/15/40	125	139
Hess Corp.	5.600%	2/15/41	1,175	1,248
Husky Energy Inc.	6.800%	9/15/37	385	491
Kerr-McGee Corp.	6.950%	7/1/24	790	981
Kerr-McGee Corp.	7.875%	9/15/31	490	638
Marathon Oil Corp.	6.800%	3/15/32	840	1,049
Marathon Oil Corp.	6.600%	10/1/37	685	846
Marathon Petroleum Corp.	6.500%	3/1/41	1,110	1,332
Murphy Oil Corp.	7.050%	5/1/29	330	379
Murphy Oil Corp.	5.125%	12/1/42	275	260
National Oilwell Varco Inc.	3.950%	12/1/42	1,000	933
Noble Energy Inc.	8.000%	4/1/27	245	336
Noble Energy Inc.	6.000%	3/1/41	1,215	1,438
Noble Holding International Ltd.	6.200%	8/1/40	450	489
Noble Holding International Ltd.	6.050%	3/1/41	350	376
Noble Holding International Ltd.	5.250%	3/15/42	465	454

Petro-Canada	7.875%	6/15/26	270	372
Petro-Canada	7.000%	11/15/28	145	188
Petro-Canada	5.350%	7/15/33	345	372
Petro-Canada	5.950%	5/15/35	645	741
Petro-Canada	6.800%	5/15/38	760	964
Phillips 66	5.875%	5/1/42	1,435	1,668
Pioneer Natural Resources Co.	7.200%	1/15/28	275	351
Pride International Inc.	7.875%	8/15/40	485	689
Rowan Cos. Inc.	5.400%	12/1/42	625	608
Shell International Finance BV	6.375%	12/15/38	2,770	3,710
Shell International Finance BV	5.500%	3/25/40	895	1,098
Shell International Finance BV	3.625%	8/21/42	550	509
Suncor Energy Inc.	7.150%	2/1/32	715	928
Suncor Energy Inc.	6.500%	6/15/38	1,615	1,985
Suncor Energy Inc.	6.850%	6/1/39	990	1,270
Talisman Energy Inc.	7.250%	10/15/27	235	292
Talisman Energy Inc.	5.850%	2/1/37	1,045	1,126
Talisman Energy Inc.	6.250%	2/1/38	650	736
Talisman Energy Inc.	5.500%	5/15/42	95	99
Tosco Corp.	7.800%	1/1/27	140	197
Tosco Corp.	8.125%	2/15/30	95	139
Total Capital Canada Ltd.	2.750%	7/15/23	975	949
Transocean Inc.	7.500%	4/15/31	755	913
Transocean Inc.	6.800%	3/15/38	1,085	1,247
Transocean Inc.	7.350%	12/15/41	305	383
Valero Energy Corp.	7.500%	4/15/32	330	422
Valero Energy Corp.	6.625%	6/15/37	2,440	2,980
Valero Energy Corp.	10.500%	3/15/39	40	64
Weatherford International Inc.	6.800%	6/15/37	560	626
Weatherford International Ltd.	6.500%	8/1/36	955	1,032
Weatherford International Ltd.	7.000%	3/15/38	148	166
Weatherford International Ltd.	9.875%	3/1/39	255	370
Weatherford International Ltd.	6.750%	9/15/40	1,190	1,320
Weatherford International Ltd.	5.950%	4/15/42	30	31
XTO Energy Inc.	6.750%	8/1/37	205	297

Other Industrial (0.3%)
California Institute of Technology GO	4.700%	11/1/11	435	431
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	400	395
Massachusetts Institute of Technology GO	5.600%	7/1/11	730	938
President and Fellows of Harvard College	3.619%	10/1/37	700	664
University of Pennsylvania GO	4.674%	9/1/12	275	282

Technology (3.3%)
Apple Inc.	3.850%	5/4/43	1,175	1,077
Applied Materials Inc.	5.850%	6/15/41	590	671
Cisco Systems Inc.	5.900%	2/15/39	2,010	2,477
Cisco Systems Inc.	5.500%	1/15/40	2,190	2,572
Corning Inc.	7.250%	8/15/36	35	45
Corning Inc.	4.700%	3/15/37	385	385
Corning Inc.	5.750%	8/15/40	890	1,012
Corning Inc.	4.750%	3/15/42	530	544
Dell Inc.	7.100%	4/15/28	265	276
Dell Inc.	6.500%	4/15/38	460	447
Dell Inc.	5.400%	9/10/40	335	290
Harris Corp.	6.150%	12/15/40	400	456
Hewlett-Packard Co.	6.000%	9/15/41	1,335	1,360

	Intel Corp.	4.000%	12/15/32	1,025	994
	Intel Corp.	4.800%	10/1/41	1,455	1,495
	Intel Corp.	4.250%	12/15/42	700	663
	International Business Machines Corp.	7.000%	10/30/25	645	886
	International Business Machines Corp.	6.220%	8/1/27	590	764
	International Business Machines Corp.	6.500%	1/15/28	225	298
	International Business Machines Corp.	5.875%	11/29/32	855	1,088
	International Business Machines Corp.	5.600%	11/30/39	1,290	1,562
	International Business Machines Corp.	4.000%	6/20/42	609	591
	Juniper Networks Inc.	5.950%	3/15/41	570	613
	Microsoft Corp.	5.200%	6/1/39	1,030	1,193
	Microsoft Corp.	4.500%	10/1/40	250	263
3	Microsoft Corp.	5.300%	2/8/41	1,870	2,214
	Microsoft Corp.	3.500%	11/15/42	875	779
	Microsoft Corp.	3.750%	5/1/43	725	675
	Motorola Solutions Inc.	7.500%	5/15/25	196	247
	Oracle Corp.	6.500%	4/15/38	1,270	1,668
	Oracle Corp.	6.125%	7/8/39	940	1,183
	Oracle Corp.	5.375%	7/15/40	2,890	3,362
	Pitney Bowes Inc.	5.250%	1/15/37	670	712
	SAIC Inc.	5.950%	12/1/40	60	62
	Science Applications International Corp.	5.500%	7/1/33	365	366
	Tyco Electronics Group SA	7.125%	10/1/37	370	463
	Xerox Corp.	6.750%	12/15/39	310	367

	Transportation (3.1%)
[1,2] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	385	385
1	BNSF Funding Trust I	6.613%	12/15/55	620	715
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	60	79
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	68
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	320	392
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	675	829
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	960	1,122
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	785	838
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	620	696
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	330	347
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	795	781
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	680	663
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	675	666
	Canadian National Railway Co.	6.900%	7/15/28	460	616
	Canadian National Railway Co.	6.250%	8/1/34	45	59
	Canadian National Railway Co.	6.375%	11/15/37	1,280	1,715
	Canadian National Railway Co.	3.500%	11/15/42	500	451
	Canadian Pacific Railway Co.	7.125%	10/15/31	395	508
	Canadian Pacific Railway Co.	5.950%	5/15/37	535	633
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	360	428
	Con-way Inc.	6.700%	5/1/34	355	371
1	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	840	868
1	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	625	644
	CSX Corp.	6.000%	10/1/36	575	678
	CSX Corp.	6.150%	5/1/37	410	496
	CSX Corp.	6.220%	4/30/40	650	797
	CSX Corp.	5.500%	4/15/41	570	638
	CSX Corp.	4.750%	5/30/42	1,290	1,319

CSX Corp.	4.400%	3/1/43	500	482
CSX Corp.	4.100%	3/15/44	450	417
FedEx Corp.	3.875%	8/1/42	285	261
FedEx Corp.	4.100%	4/15/43	650	608
1 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	325	323
2 Kansas City Southern Railway	4.300%	5/15/43	475	447
Norfolk Southern Corp.	5.590%	5/17/25	424	499
Norfolk Southern Corp.	7.250%	2/15/31	230	310
Norfolk Southern Corp.	7.050%	5/1/37	300	407
Norfolk Southern Corp.	4.837%	10/1/41	713	752
Norfolk Southern Corp.	3.950%	10/1/42	575	528
Norfolk Southern Corp.	7.900%	5/15/97	350	533
Norfolk Southern Corp.	6.000%	3/15/05	502	587
Norfolk Southern Corp.	6.000%	5/23/11	550	647
Union Pacific Corp.	7.125%	2/1/28	35	46
Union Pacific Corp.	6.625%	2/1/29	910	1,181
Union Pacific Corp.	6.150%	5/1/37	45	56
Union Pacific Corp.	5.780%	7/15/40	305	370
Union Pacific Corp.	4.750%	9/15/41	450	480
Union Pacific Corp.	4.300%	6/15/42	600	595
Union Pacific Corp.	4.250%	4/15/43	625	612
United Parcel Service Inc.	6.200%	1/15/38	1,900	2,477
United Parcel Service Inc.	4.875%	11/15/40	720	799
United Parcel Service Inc.	3.625%	10/1/42	175	162
United Parcel Service of America Inc.	8.375%	4/1/30	25	36
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	399	445
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	325	335
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	450	450
				648,664
Utilities (17.4%)
Electric (12.4%)
AEP Texas Central Co.	6.650%	2/15/33	325	396
Alabama Power Co.	5.650%	3/15/35	525	560
Alabama Power Co.	6.000%	3/1/39	445	551
Alabama Power Co.	5.500%	3/15/41	345	407
Alabama Power Co.	5.200%	6/1/41	480	548
Alabama Power Co.	4.100%	1/15/42	215	208
Alabama Power Co.	3.850%	12/1/42	500	464
Appalachian Power Co.	5.800%	10/1/35	500	576
Appalachian Power Co.	6.375%	4/1/36	335	415
Appalachian Power Co.	7.000%	4/1/38	1,005	1,324
Arizona Public Service Co.	5.500%	9/1/35	30	35
Arizona Public Service Co.	5.050%	9/1/41	695	774
Arizona Public Service Co.	4.500%	4/1/42	725	739
Baltimore Gas & Electric Co.	6.350%	10/1/36	570	724
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	41
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,075	977
Cleco Power LLC	6.500%	12/1/35	330	398
Cleco Power LLC	6.000%	12/1/40	235	269
Cleveland Electric Illuminating Co.	5.500%	8/15/24	825	955
CMS Energy Corp.	4.700%	3/31/43	175	173
Commonwealth Edison Co.	5.875%	2/1/33	185	225
Commonwealth Edison Co.	5.900%	3/15/36	630	783

Commonwealth Edison Co.	6.450%	1/15/38	390	517
Commonwealth Edison Co.	3.800%	10/1/42	575	537
Connecticut Light & Power Co.	6.350%	6/1/36	351	456
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	490	568
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	925	1,132
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	160	204
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	375	485
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	475	650
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	650	775
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,385	1,696
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	40	40
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	375	356
Consumers Energy Co.	3.950%	5/15/43	525	509
Delmarva Power & Light Co.	4.000%	6/1/42	60	59
Dominion Resources Inc.	6.300%	3/15/33	290	359
Dominion Resources Inc.	5.250%	8/1/33	620	697
Dominion Resources Inc.	5.950%	6/15/35	690	839
Dominion Resources Inc.	7.000%	6/15/38	250	342
Dominion Resources Inc.	4.900%	8/1/41	450	484
Dominion Resources Inc.	4.050%	9/15/42	250	235
DTE Electric Co.	6.625%	6/1/36	100	135
DTE Electric Co.	3.950%	6/15/42	200	194
DTE Electric Co.	4.000%	4/1/43	400	391
DTE Energy Co.	6.375%	4/15/33	845	1,047
Duke Energy Carolinas LLC	6.000%	12/1/28	550	665
Duke Energy Carolinas LLC	6.450%	10/15/32	450	572
Duke Energy Carolinas LLC	6.100%	6/1/37	175	215
Duke Energy Carolinas LLC	6.000%	1/15/38	680	839
Duke Energy Carolinas LLC	6.050%	4/15/38	575	720
Duke Energy Carolinas LLC	5.300%	2/15/40	660	754
Duke Energy Carolinas LLC	4.250%	12/15/41	440	434
Duke Energy Carolinas LLC	4.000%	9/30/42	575	547
Duke Energy Florida Inc.	6.350%	9/15/37	295	380
Duke Energy Florida Inc.	6.400%	6/15/38	910	1,169
Duke Energy Florida Inc.	5.650%	4/1/40	145	173
Duke Energy Florida Inc.	3.850%	11/15/42	430	395
Duke Energy Indiana Inc.	6.120%	10/15/35	560	652
Duke Energy Indiana Inc.	6.350%	8/15/38	680	871
Duke Energy Indiana Inc.	6.450%	4/1/39	250	321
Duke Energy Indiana Inc.	4.200%	3/15/42	450	435
Duke Energy Progress Inc.	6.300%	4/1/38	350	451
Duke Energy Progress Inc.	4.100%	5/15/42	670	644
Duke Energy Progress Inc.	4.100%	3/15/43	600	578
El Paso Electric Co.	6.000%	5/15/35	55	62
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	535	634
Entergy Louisiana LLC	5.400%	11/1/24	890	1,055
Entergy Louisiana LLC	4.440%	1/15/26	110	122
Entergy Mississippi Inc.	3.100%	7/1/23	100	99
Exelon Corp.	5.625%	6/15/35	550	601
Exelon Generation Co. LLC	6.250%	10/1/39	960	1,095
Exelon Generation Co. LLC	5.750%	10/1/41	445	478
Exelon Generation Co. LLC	5.600%	6/15/42	738	782
FirstEnergy Corp.	7.375%	11/15/31	1,532	1,730
FirstEnergy Solutions Corp.	6.800%	8/15/39	75	86
Florida Power & Light Co.	5.950%	10/1/33	45	57
Florida Power & Light Co.	5.625%	4/1/34	50	61
Florida Power & Light Co.	4.950%	6/1/35	565	634

Florida Power & Light Co.	5.400%	9/1/35	70	82
Florida Power & Light Co.	6.200%	6/1/36	40	51
Florida Power & Light Co.	5.650%	2/1/37	425	516
Florida Power & Light Co.	5.850%	5/1/37	245	304
Florida Power & Light Co.	5.950%	2/1/38	800	1,007
Florida Power & Light Co.	5.960%	4/1/39	760	963
Florida Power & Light Co.	5.690%	3/1/40	555	689
Florida Power & Light Co.	5.250%	2/1/41	785	919
Florida Power & Light Co.	5.125%	6/1/41	185	212
Florida Power & Light Co.	4.125%	2/1/42	395	394
Florida Power & Light Co.	4.050%	6/1/42	870	850
Florida Power & Light Co.	3.800%	12/15/42	425	403
Georgia Power Co.	5.650%	3/1/37	545	641
Georgia Power Co.	5.950%	2/1/39	365	443
Georgia Power Co.	5.400%	6/1/40	575	639
Georgia Power Co.	4.750%	9/1/40	230	238
Georgia Power Co.	4.300%	3/15/42	1,300	1,273
Indiana Michigan Power Co.	6.050%	3/15/37	780	926
Interstate Power & Light Co.	6.250%	7/15/39	300	389
Jersey Central Power & Light Co.	6.150%	6/1/37	400	467
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	720	774
Kansas City Power & Light Co.	6.050%	11/15/35	30	36
Kansas City Power & Light Co.	5.300%	10/1/41	710	772
Kentucky Utilities Co.	5.125%	11/1/40	785	909
Louisville Gas & Electric Co.	5.125%	11/15/40	45	52
MidAmerican Energy Co.	6.750%	12/30/31	350	462
MidAmerican Energy Co.	5.750%	11/1/35	430	522
MidAmerican Energy Co.	5.800%	10/15/36	315	384
MidAmerican Energy Holdings Co.	8.480%	9/15/28	288	410
MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,110	2,532
MidAmerican Energy Holdings Co.	5.950%	5/15/37	560	667
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,350	1,709
Midamerican Funding LLC	6.927%	3/1/29	350	451
Mississippi Power Co.	4.250%	3/15/42	590	568
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	680	981
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	311	312
Nevada Power Co.	6.650%	4/1/36	375	495
Nevada Power Co.	6.750%	7/1/37	390	520
Nevada Power Co.	5.375%	9/15/40	410	476
Nevada Power Co.	5.450%	5/15/41	535	632
Northern States Power Co.	5.250%	7/15/35	45	52
Northern States Power Co.	6.250%	6/1/36	400	523
Northern States Power Co.	6.200%	7/1/37	220	287
Northern States Power Co.	5.350%	11/1/39	575	687
Northern States Power Co.	4.850%	8/15/40	190	213
Northern States Power Co.	3.400%	8/15/42	450	398
NSTAR Electric Co.	5.500%	3/15/40	45	54
Oglethorpe Power Corp.	5.950%	11/1/39	280	334
Oglethorpe Power Corp.	5.375%	11/1/40	1,145	1,268
Ohio Edison Co.	6.875%	7/15/36	345	435
Ohio Power Co.	6.600%	2/15/33	70	88
Ohio Power Co.	5.850%	10/1/35	250	296
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	394
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	34
Oklahoma Gas & Electric Co.	3.900%	5/1/43	475	453

Oncor Electric Delivery Co. LLC	7.000%	5/1/32	675	886
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	54
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	168
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	445	499
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	45	45
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,060	1,207
Pacific Gas & Electric Co.	6.050%	3/1/34	3,145	3,897
Pacific Gas & Electric Co.	5.800%	3/1/37	1,295	1,546
Pacific Gas & Electric Co.	6.350%	2/15/38	160	205
Pacific Gas & Electric Co.	6.250%	3/1/39	595	750
Pacific Gas & Electric Co.	5.400%	1/15/40	445	508
Pacific Gas & Electric Co.	4.500%	12/15/41	925	945
Pacific Gas & Electric Co.	4.450%	4/15/42	420	423
PacifiCorp	7.700%	11/15/31	120	174
PacifiCorp	5.250%	6/15/35	45	52
PacifiCorp	6.100%	8/1/36	1,535	1,944
PacifiCorp	5.750%	4/1/37	85	104
PacifiCorp	6.250%	10/15/37	425	551
PacifiCorp	6.000%	1/15/39	755	948
PacifiCorp	4.100%	2/1/42	185	181
Peco Energy Co.	5.950%	10/1/36	300	376
Pennsylvania Electric Co.	6.150%	10/1/38	505	593
Potomac Electric Power Co.	6.500%	11/15/37	1,120	1,487
Potomac Electric Power Co.	7.900%	12/15/38	45	70
PPL Capital Funding Inc.	4.700%	6/1/43	100	96
PPL Electric Utilities Corp.	6.250%	5/15/39	245	320
PPL Electric Utilities Corp.	5.200%	7/15/41	545	634
Progress Energy Inc.	7.750%	3/1/31	860	1,170
Progress Energy Inc.	7.000%	10/30/31	535	680
Progress Energy Inc.	6.000%	12/1/39	595	709
PSEG Power LLC	8.625%	4/15/31	565	820
Public Service Co. of Colorado	6.250%	9/1/37	700	917
Public Service Co. of Colorado	6.500%	8/1/38	45	61
Public Service Co. of Colorado	4.750%	8/15/41	255	280
Public Service Co. of Colorado	3.600%	9/15/42	325	298
Public Service Co. of Colorado	3.950%	3/15/43	375	366
Public Service Co. of Oklahoma	6.625%	11/15/37	25	32
Public Service Electric & Gas Co.	5.700%	12/1/36	350	432
Public Service Electric & Gas Co.	5.800%	5/1/37	605	755
Public Service Electric & Gas Co.	5.375%	11/1/39	5	6
Public Service Electric & Gas Co.	5.500%	3/1/40	535	648
Public Service Electric & Gas Co.	3.950%	5/1/42	475	461
Public Service Electric & Gas Co.	3.650%	9/1/42	350	323
Public Service Electric & Gas Co.	3.800%	1/1/43	325	309
Puget Sound Energy Inc.	7.020%	12/1/27	225	304
Puget Sound Energy Inc.	5.483%	6/1/35	50	60
Puget Sound Energy Inc.	6.274%	3/15/37	185	240
Puget Sound Energy Inc.	5.757%	10/1/39	70	87
Puget Sound Energy Inc.	5.795%	3/15/40	1,240	1,538
Puget Sound Energy Inc.	5.764%	7/15/40	40	50
Puget Sound Energy Inc.	5.638%	4/15/41	195	241
Puget Sound Energy Inc.	4.434%	11/15/41	485	510
San Diego Gas & Electric Co.	6.000%	6/1/26	670	860
San Diego Gas & Electric Co.	5.350%	5/15/35	465	556
San Diego Gas & Electric Co.	6.125%	9/15/37	45	59
San Diego Gas & Electric Co.	6.000%	6/1/39	305	396
San Diego Gas & Electric Co.	5.350%	5/15/40	20	24

San Diego Gas & Electric Co.	4.500%	8/15/40	405	433
San Diego Gas & Electric Co.	3.950%	11/15/41	430	424
San Diego Gas & Electric Co.	4.300%	4/1/42	60	63
Scottish Power Ltd.	5.810%	3/15/25	600	653
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	575
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	34
South Carolina Electric & Gas Co.	6.050%	1/15/38	115	143
South Carolina Electric & Gas Co.	5.450%	2/1/41	265	307
South Carolina Electric & Gas Co.	4.350%	2/1/42	915	918
Southern California Edison Co.	6.650%	4/1/29	45	58
Southern California Edison Co.	6.000%	1/15/34	1,105	1,399
Southern California Edison Co.	5.750%	4/1/35	70	86
Southern California Edison Co.	5.350%	7/15/35	370	436
Southern California Edison Co.	5.550%	1/15/36	20	24
Southern California Edison Co.	5.625%	2/1/36	40	48
Southern California Edison Co.	5.550%	1/15/37	820	978
Southern California Edison Co.	5.950%	2/1/38	730	921
Southern California Edison Co.	6.050%	3/15/39	975	1,245
Southern California Edison Co.	5.500%	3/15/40	95	115
Southern California Edison Co.	4.500%	9/1/40	755	800
Southern California Edison Co.	3.900%	12/1/41	545	521
Southern California Edison Co.	3.900%	3/15/43	425	406
Southern Power Co.	5.150%	9/15/41	950	1,039
Southwestern Electric Power Co.	6.200%	3/15/40	320	392
Southwestern Public Service Co.	4.500%	8/15/41	550	583
Tampa Electric Co.	6.550%	5/15/36	255	342
Tampa Electric Co.	6.150%	5/15/37	340	438
Tampa Electric Co.	4.100%	6/15/42	200	200
Toledo Edison Co.	6.150%	5/15/37	470	564
TransAlta Corp.	6.500%	3/15/40	375	382
Union Electric Co.	5.300%	8/1/37	45	52
Union Electric Co.	8.450%	3/15/39	500	815
Union Electric Co.	3.900%	9/15/42	555	531
Virginia Electric & Power Co.	6.000%	1/15/36	605	768
Virginia Electric & Power Co.	6.000%	5/15/37	610	769
Virginia Electric & Power Co.	6.350%	11/30/37	565	743
Virginia Electric & Power Co.	8.875%	11/15/38	540	888
Virginia Electric & Power Co.	4.000%	1/15/43	605	585
Westar Energy Inc.	4.125%	3/1/42	490	488
Westar Energy Inc.	4.100%	4/1/43	250	247
Wisconsin Electric Power Co.	5.625%	5/15/33	455	552
Wisconsin Electric Power Co.	5.700%	12/1/36	340	418
Wisconsin Electric Power Co.	3.650%	12/15/42	225	209
Wisconsin Power & Light Co.	6.375%	8/15/37	609	809
Wisconsin Public Service Corp.	3.671%	12/1/42	400	374
Xcel Energy Inc.	6.500%	7/1/36	350	457
Xcel Energy Inc.	4.800%	9/15/41	325	348

Natural Gas (4.8%)
AGL Capital Corp.	6.000%	10/1/34	175	211
AGL Capital Corp.	5.875%	3/15/41	705	837
AGL Capital Corp.	4.400%	6/1/43	500	492
Atmos Energy Corp.	5.500%	6/15/41	425	493
Atmos Energy Corp.	4.150%	1/15/43	650	633
CenterPoint Energy Resources Corp.	6.625%	11/1/37	255	334
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	316
DCP Midstream LLC	8.125%	8/16/30	495	633

El Paso Natural Gas Co. LLC	8.375%	6/15/32	400	559
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	518
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	425	404
Enbridge Energy Partners LP	7.500%	4/15/38	640	804
Enbridge Energy Partners LP	5.500%	9/15/40	400	418
Energy Transfer Partners LP	7.500%	7/1/38	555	691
Energy Transfer Partners LP	6.050%	6/1/41	956	1,038
Energy Transfer Partners LP	6.500%	2/1/42	1,205	1,361
Energy Transfer Partners LP	5.150%	2/1/43	825	796
Enterprise Products Operating LLC	6.875%	3/1/33	815	1,030
Enterprise Products Operating LLC	6.650%	10/15/34	235	293
Enterprise Products Operating LLC	5.750%	3/1/35	250	283
Enterprise Products Operating LLC	7.550%	4/15/38	390	520
Enterprise Products Operating LLC	6.125%	10/15/39	560	659
Enterprise Products Operating LLC	6.450%	9/1/40	510	626
Enterprise Products Operating LLC	5.950%	2/1/41	965	1,108
Enterprise Products Operating LLC	5.700%	2/15/42	370	414
Enterprise Products Operating LLC	4.850%	8/15/42	590	589
Enterprise Products Operating LLC	4.450%	2/15/43	800	748
Enterprise Products Operating LLC	4.850%	3/15/44	1,300	1,284
KeySpan Corp.	8.000%	11/15/30	240	321
KeySpan Corp.	5.803%	4/1/35	65	74
Kinder Morgan Energy Partners LP	3.500%	9/1/23	575	565
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	443
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	395
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	732
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	55
Kinder Morgan Energy Partners LP	6.500%	2/1/37	765	893
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,175	1,455
Kinder Morgan Energy Partners LP	6.500%	9/1/39	855	1,018
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	614
Kinder Morgan Energy Partners LP	5.625%	9/1/41	965	1,041
Kinder Morgan Energy Partners LP	5.000%	8/15/42	850	832
Magellan Midstream Partners LP	6.400%	5/1/37	40	49
Magellan Midstream Partners LP	4.200%	12/1/42	475	440
Nisource Finance Corp.	6.250%	12/15/40	590	690
Nisource Finance Corp.	5.950%	6/15/41	565	639
Nisource Finance Corp.	5.800%	2/1/42	25	28
Nisource Finance Corp.	5.250%	2/15/43	680	708
Nisource Finance Corp.	4.800%	2/15/44	475	461
ONEOK Inc.	6.000%	6/15/35	490	536
ONEOK Partners LP	6.650%	10/1/36	600	712
ONEOK Partners LP	6.850%	10/15/37	685	826
ONEOK Partners LP	6.125%	2/1/41	495	554
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	265	331
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	760	968
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	345	364
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	125	116
Sempra Energy	6.000%	10/15/39	1,215	1,463
Southern California Gas Co.	5.750%	11/15/35	25	31
Southern California Gas Co.	3.750%	9/15/42	475	454
Southern Natural Gas Co. LLC	8.000%	3/1/32	270	382
Southern Union Co.	7.600%	2/1/24	255	319

Southern Union Co.	8.250%	11/15/29	264	338
Spectra Energy Capital LLC	7.500%	9/15/38	360	487
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	235	280
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	325	359
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	400	384
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,010	1,292
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	84
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	328
Texas Eastern Transmission LP	7.000%	7/15/32	265	347
TransCanada PipeLines Ltd.	5.600%	3/31/34	60	70
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,035	1,243
TransCanada PipeLines Ltd.	6.200%	10/15/37	890	1,100
TransCanada PipeLines Ltd.	7.250%	8/15/38	780	1,068
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,262	1,796
TransCanada PipeLines Ltd.	6.100%	6/1/40	745	932
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	705	683
Williams Cos. Inc.	7.500%	1/15/31	287	348
Williams Cos. Inc.	7.750%	6/15/31	256	317
Williams Cos. Inc.	8.750%	3/15/32	476	642
Williams Partners LP	6.300%	4/15/40	1,280	1,481

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	855	1,108
American Water Capital Corp.	4.300%	12/1/42	75	75
United Utilities plc	6.875%	8/15/28	445	517
Veolia Environnement SA	6.750%	6/1/38	625	725

				181,186
Total Corporate Bonds (Cost $1,031,212)				1,021,937
Taxable Municipal Bonds (0.2%)
Harvard University Massachusetts GO	4.875%	10/15/40	425	487
New York University Hospitals Center GO	4.428%	7/1/42	350	332
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	75
Princeton University New Jersey GO	5.700%	3/1/39	510	650
Tufts University Massachusetts GO	5.017%	4/15/12	225	235
University of Southern California Revenue	5.250%	10/1/11	265	320
Total Taxable Municipal Bonds (Cost $2,398)				2,099
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
4 Vanguard Market Liquidity Fund (Cost
$1,284)	0.136%		1,284,202	1,284
Total Investments (98.7%) (Cost $1,038,113)				1,028,550
Other Assets and Liabilities-Net (1.3%)				13,263
Net Assets (100%)				1,041,813

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $15,320,000, representing 1.5% of net assets.
3 Securities with a value of $242,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,230	—
Corporate Bonds	—	1,021,937	—
Taxable Municipal Bonds	—	2,099	—
Temporary Cash Investments	1,284	—	—
Futures Contracts—Assets[1]	35	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	1,301	1,027,266	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Long-Term Corporate Bond Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)

Ultra Long U.S. Treasury Bond	September 2013	(2)	(304)	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $1,038,203,000. Net unrealized depreciation of investment securities for tax purposes was $9,653,000, consisting of unrealized gains of $19,205,000 on securities that had risen in value since their purchase and $28,858,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
Conventional Mortgage-Backed Securities (96.4%)
1,2,3Fannie Mae Pool		2.000%	6/1/28–6/1/28	2,600	2,581
1,2,3Fannie Mae Pool		2.500%	6/1/27–1/1/43	15,594	15,865
1,2,3Fannie Mae Pool		3.000%	1/1/22–7/1/43	49,506	50,503
1,2,3Fannie Mae Pool		3.500%	10/1/21–7/1/43	60,286	62,759
1,2,3Fannie Mae Pool		4.000%	7/1/18–6/1/43	58,867	62,378
1,2,3Fannie Mae Pool		4.500%	2/1/18–6/1/43	44,248	47,418
[1,2] Fannie Mae Pool		5.000%	12/1/14–6/1/43	37,659	40,770
[1,2] Fannie Mae Pool		5.500%	12/1/16–6/1/43	30,754	33,532
1,2,3Fannie Mae Pool		6.000%	12/1/13–7/1/43	23,052	25,227
[1,2] Fannie Mae Pool		6.500%	4/1/16–10/1/39	9,186	10,285
[1,2] Fannie Mae Pool		7.000%	12/1/15–10/1/37	1,395	1,598
[1,2] Fannie Mae Pool		7.500%	11/1/22	18	20
1,2,3Freddie Mac Gold Pool		2.000%	6/1/28	975	969
1,2,3Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	12,321	12,495
1,2,3Freddie Mac Gold Pool		3.000%	1/1/27–6/1/43	25,643	26,116
1,2,3Freddie Mac Gold Pool		3.500%	7/1/25–6/1/43	30,913	32,076
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–7/1/43	34,268	36,145
[1,2] Freddie Mac Gold Pool		4.500%	5/1/14–6/1/43	30,200	32,084
1,2,3Freddie Mac Gold Pool		5.000%	9/1/15–6/1/43	23,755	25,394
1,2,3Freddie Mac Gold Pool		5.500%	4/1/14–6/1/43	22,381	24,117
[1,2] Freddie Mac Gold Pool		6.000%	4/1/14–6/1/43	13,947	15,211
[1,2] Freddie Mac Gold Pool		6.500%	10/1/28–9/1/39	5,026	5,642
[1,2] Freddie Mac Gold Pool		7.000%	7/1/28–12/1/38	845	965
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	3	3
2	Ginnie Mae I Pool	3.000%	1/15/26–5/15/43	3,759	3,854
[2,3] Ginnie Mae I Pool		3.500%	2/15/26–6/1/43	6,719	7,068
[2,3] Ginnie Mae I Pool		4.000%	7/15/24–6/1/43	13,332	14,169
[2,3] Ginnie Mae I Pool		4.500%	9/15/18–6/1/43	19,358	20,707
[2,3] Ginnie Mae I Pool		5.000%	1/15/18–7/1/43	12,966	13,986
2	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	6,840	7,429
2	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	5,247	5,875
2	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	1,337	1,561
2	Ginnie Mae I Pool	7.000%	10/15/27	13	14
2	Ginnie Mae II Pool	2.500%	2/20/28–2/20/28	936	964
[2,3] Ginnie Mae II Pool		3.000%	10/20/26–6/1/43	18,716	19,125
[2,3] Ginnie Mae II Pool		3.500%	12/20/25–6/1/43	37,792	39,721
[2,3] Ginnie Mae II Pool		4.000%	9/20/25–6/1/43	24,449	26,138
[2,3] Ginnie Mae II Pool		4.500%	4/20/18–7/1/43	26,833	28,941
2	Ginnie Mae II Pool	5.000%	6/20/33–6/1/43	17,725	19,382
2	Ginnie Mae II Pool	5.500%	12/20/33–6/1/43	6,255	6,839
2	Ginnie Mae II Pool	6.000%	3/20/31–6/1/43	3,816	4,330
2	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	2,211	2,534
2	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	275	311
					787,101
Nonconventional Mortgage-Backed Securities (2.8%)
[1,2] Fannie Mae Pool		2.208%	9/1/42	870	907
[1,2] Fannie Mae Pool		2.210%	12/1/41	553	582
[1,2] Fannie Mae Pool		2.242%	10/1/42	586	610

1,2,4Fannie Mae Pool	2.420%	9/1/37	33	36
[1,2] Fannie Mae Pool	2.519%	12/1/40	858	885
[1,2] Fannie Mae Pool	2.543%	10/1/40	346	357
[1,2] Fannie Mae Pool	2.609%	11/1/41	164	171
[1,2] Fannie Mae Pool	2.614%	12/1/41	176	185
[1,2] Fannie Mae Pool	2.697%	1/1/42	173	180
[1,2] Fannie Mae Pool	2.784%	3/1/42	793	837
[1,2] Fannie Mae Pool	2.819%	3/1/41	818	851
[1,2] Fannie Mae Pool	2.877%	11/1/41	433	449
[1,2] Fannie Mae Pool	2.916%	12/1/40	267	277
[1,2] Fannie Mae Pool	2.938%	5/1/42	223	238
[1,2] Fannie Mae Pool	3.020%	3/1/41	785	819
[1,2] Fannie Mae Pool	3.023%	3/1/42	393	421
[1,2] Fannie Mae Pool	3.053%	2/1/42	694	743
[1,2] Fannie Mae Pool	3.118%	2/1/41	27	28
[1,2] Fannie Mae Pool	3.148%	12/1/40–2/1/41	103	108
[1,2] Fannie Mae Pool	3.200%	12/1/40	43	45
[1,2] Fannie Mae Pool	3.240%	10/1/40	64	67
[1,2] Fannie Mae Pool	3.282%	5/1/41	276	288
[1,2] Fannie Mae Pool	3.285%	1/1/40	11	12
[1,2] Fannie Mae Pool	3.296%	11/1/40	41	43
[1,2] Fannie Mae Pool	3.349%	8/1/42	351	379
[1,2] Fannie Mae Pool	3.441%	12/1/39	517	541
[1,2] Fannie Mae Pool	3.490%	10/1/39	85	89
[1,2] Fannie Mae Pool	3.496%	5/1/40	22	23
[1,2] Fannie Mae Pool	3.527%	11/1/39	85	89
[1,2] Fannie Mae Pool	3.543%	3/1/40	24	25
[1,2] Fannie Mae Pool	3.555%	7/1/41	451	486
[1,2] Fannie Mae Pool	3.580%	8/1/39	100	105
[1,2] Fannie Mae Pool	3.602%	4/1/41	202	210
[1,2] Fannie Mae Pool	3.697%	5/1/40	1,201	1,261
[1,2] Fannie Mae Pool	3.817%	9/1/40	648	684
[1,2] Fannie Mae Pool	5.069%	3/1/38	86	92
1,2,4Fannie Mae Pool	5.261%	11/1/39	140	152
[1,2] Fannie Mae Pool	5.391%	8/1/39	279	302
[1,2] Fannie Mae Pool	5.684%	4/1/37	51	55
[1,2] Fannie Mae Pool	6.122%	10/1/37	395	428
[1,2] Freddie Mac Non Gold Pool	2.571%	2/1/42	297	308
1,2,4Freddie Mac Non Gold Pool	2.688%	10/1/37	27	28
[1,2] Freddie Mac Non Gold Pool	2.703%	12/1/40	138	143
[1,2] Freddie Mac Non Gold Pool	2.804%	1/1/41	164	169
[1,2] Freddie Mac Non Gold Pool	2.923%	2/1/41	44	45
[1,2] Freddie Mac Non Gold Pool	2.959%	2/1/41	652	680
[1,2] Freddie Mac Non Gold Pool	3.094%	6/1/41	506	528
[1,2] Freddie Mac Non Gold Pool	3.351%	5/1/40	7	7
[1,2] Freddie Mac Non Gold Pool	3.424%	4/1/40–3/1/42	435	457
[1,2] Freddie Mac Non Gold Pool	3.488%	8/1/40	109	114
[1,2] Freddie Mac Non Gold Pool	3.557%	11/1/39	95	99
[1,2] Freddie Mac Non Gold Pool	3.613%	6/1/40	332	349
[1,2] Freddie Mac Non Gold Pool	3.632%	1/1/40–6/1/40	233	244
[1,2] Freddie Mac Non Gold Pool	3.681%	9/1/40	155	163
[1,2] Freddie Mac Non Gold Pool	4.017%	3/1/40	136	143
[1,2] Freddie Mac Non Gold Pool	4.024%	12/1/39	83	88
[1,2] Freddie Mac Non Gold Pool	4.890%	12/1/35	75	79
[1,2] Freddie Mac Non Gold Pool	5.237%	3/1/38	423	458
[1,2] Freddie Mac Non Gold Pool	6.365%	2/1/37	39	42
2 Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,892	3,051

2 Ginnie Mae II Pool	3.000%	4/20/41–11/20/41	214	225
2 Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	635	676
2 Ginnie Mae II Pool	3.750%	1/20/40	82	85
2 Ginnie Mae II Pool	4.000%	10/20/39–12/20/39	589	629
				22,870
Total U.S. Government and Agency Obligations (Cost $819,848)				809,971
			Shares
Temporary Cash Investment (29.2%)
Money Market Fund (29.2%)
5 Vanguard Market Liquidity Fund
(Cost $238,049)	0.136%		238,049,000	238,049
Total Investments (128.4%) (Cost $1,057,897)				1,048,020
Other Assets and Liabilities-Net (-28.4%)				(231,791)
Net Assets (100%)				816,229

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2013.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	809,971	—
Temporary Cash Investments	238,049	—	—
Total	238,049	809,971	—

E. At May 31, 2013, the cost of investment securities for tax purposes was $1,057,901,000. Net unrealized depreciation of investment securities for tax purposes was $9,881,000, consisting of unrealized gains of $1,121,000 on securities that had risen in value since their purchase and $11,002,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (92.5%)[1]
Consumer Discretionary (10.8%)
Loral Space & Communications Inc.	39,800	2,397
Interpublic Group of Cos. Inc.	140,900	2,004
Meredith Corp.	47,350	1,940
* Ascena Retail Group Inc.	88,250	1,794
Six Flags Entertainment Corp.	22,700	1,693
Cinemark Holdings Inc.	54,700	1,605
Harman International Industries Inc.	25,200	1,338
* Modine Manufacturing Co.	103,200	1,058
* Kirkland's Inc.	61,900	926
Guess? Inc.	26,900	855
* American Public Education Inc.	22,000	837
Bob Evans Farms Inc.	18,000	831
Regis Corp.	42,500	782
* Crocs Inc.	41,400	730
Kohl's Corp.	13,300	684
* Maidenform Brands Inc.	30,700	558
Chico's FAS Inc.	26,137	472
Universal Technical Institute Inc.	39,600	466
* Quiksilver Inc.	55,600	438
International Speedway Corp. Class A	11,090	384
* Cambium Learning Group Inc.	58,100	83
		21,875
Consumer Staples (1.4%)
Herbalife Ltd.	32,300	1,507
JM Smucker Co.	7,300	737
Pinnacle Foods Inc.	27,100	666
		2,910
Energy (5.0%)
* Bonanza Creek Energy Inc.	56,100	2,084
World Fuel Services Corp.	32,700	1,332
SM Energy Co.	15,303	928
* Oasis Petroleum Inc.	24,800	921
* Carrizo Oil & Gas Inc.	31,058	797
* Rex Energy Corp.	46,700	776
* Concho Resources Inc.	8,500	711
Comstock Resources Inc.	41,610	671
Tidewater Inc.	10,400	573
* Forest Oil Corp.	118,400	539
* Resolute Energy Corp.	51,500	434
* TETRA Technologies Inc.	39,400	410
		10,176
Financials (27.8%)
Endurance Specialty Holdings Ltd.	81,500	4,102
Aspen Insurance Holdings Ltd.	104,436	3,837
Leucadia National Corp.	76,600	2,404
* E*TRADE Financial Corp.	205,800	2,393
* Popular Inc.	70,920	2,128
CapitalSource Inc.	224,600	2,114

CYS Investments Inc.	192,600	1,980
Cash America International Inc.	35,600	1,698
* Howard Hughes Corp.	16,900	1,683
Selective Insurance Group Inc.	61,310	1,455
Argo Group International Holdings Ltd.	35,609	1,410
HCC Insurance Holdings Inc.	31,813	1,363
Willis Group Holdings plc	34,800	1,359
* Navigators Group Inc.	21,580	1,259
* American Capital Ltd.	90,500	1,206
Nelnet Inc. Class A	29,300	1,144
Ares Capital Corp.	64,300	1,103
Renasant Corp.	45,761	1,090
* Pinnacle Financial Partners Inc.	40,747	1,023
Flushing Financial Corp.	65,370	1,022
Assured Guaranty Ltd.	45,000	1,018
WSFS Financial Corp.	19,896	1,000
Medical Properties Trust Inc.	67,200	997
First Horizon National Corp.	86,804	997
National Retail Properties Inc.	27,334	980
Lincoln National Corp.	26,900	959
First Citizens BancShares Inc.Class A	4,650	917
Starwood Property Trust Inc.	36,100	916
First Midwest Bancorp Inc.	69,290	912
Campus Crest Communities Inc.	69,907	884
Parkway Properties Inc.	47,720	820
* Investment Technology Group Inc.	58,300	805
Cousins Properties Inc.	71,350	736
Washington Federal Inc.	40,800	714
EPR Properties	13,600	713
Raymond James Financial Inc.	16,154	710
Berkshire Hills Bancorp Inc.	26,200	703
* Affiliated Managers Group Inc.	3,900	640
BancorpSouth Inc.	37,000	635
Western Asset Mortgage Capital Corp.	34,600	635
Ramco-Gershenson Properties Trust	39,900	623
* Alexander & Baldwin Inc.	17,525	618
Assurant Inc.	12,200	607
* PHH Corp.	28,500	575
BGC Partners Inc. Class A	84,500	466
* Texas Capital Bancshares Inc.	9,480	419
AG Mortgage Investment Trust Inc.	18,000	412
Amtrust Financial Services Inc.	4,000	132
		56,316
Health Care (3.9%)
Omnicare Inc.	45,700	2,104
* Laboratory Corp. of America Holdings	12,600	1,254
* Allscripts Healthcare Solutions Inc.	84,300	1,168
* VCA Antech Inc.	40,700	1,040
* Covance Inc.	12,430	927
* Symmetry Medical Inc.	80,500	751
* Globus Medical Inc.	39,900	582
		7,826
Industrials (15.2%)
* Teledyne Technologies Inc.	29,042	2,243
KAR Auction Services Inc.	91,300	2,141
* Atlas Air Worldwide Holdings Inc.	41,025	1,904

* Saia Inc.	35,926	1,717
Altra Holdings Inc.	49,855	1,436
Belden Inc.	26,200	1,400
UTi Worldwide Inc.	76,900	1,217
* FTI Consulting Inc.	30,800	1,170
Celadon Group Inc.	58,328	1,138
* AerCap Holdings NV	63,150	1,094
* MasTec Inc.	33,000	1,049
Lennox International Inc.	16,160	1,034
* Clean Harbors Inc.	17,900	1,024
Equifax Inc.	15,000	914
Encore Wire Corp.	25,170	871
Snap-on Inc.	9,185	837
* Wabash National Corp.	74,200	779
Carlisle Cos. Inc.	11,910	779
* WABCO Holdings Inc.	10,206	770
Briggs & Stratton Corp.	29,080	680
Harsco Corp.	27,700	648
Copa Holdings SA Class A	4,900	643
HNI Corp.	16,836	619
Kaman Corp.	17,700	600
* MRC Global Inc.	20,930	594
* Accuride Corp.	101,720	521
* DXP Enterprises Inc.	8,309	491
Primoris Services Corp.	20,910	446
Mine Safety Appliances Co.	8,580	428
* Furmanite Corp.	59,775	395
* Columbus McKinnon Corp.	17,015	360
* WESCO International Inc.	4,626	344
* Orbital Sciences Corp.	18,835	342
* CRA International Inc.	14,282	256
		30,884
Information Technology (21.6%)
Lender Processing Services Inc.	69,850	2,311
Global Payments Inc.	47,200	2,264
j2 Global Inc.	55,100	2,253
* Skyworks Solutions Inc.	90,700	2,164
IAC/InterActiveCorp	41,800	2,026
Convergys Corp.	108,900	1,979
* ValueClick Inc.	74,100	1,952
Lexmark International Inc. Class A	58,400	1,782
InterDigital Inc.	37,100	1,706
* ACI Worldwide Inc.	35,000	1,628
* Itron Inc.	38,000	1,596
* Fairchild Semiconductor International Inc. Class A	95,090	1,380
EarthLink Inc.	228,700	1,356
DST Systems Inc.	18,525	1,263
* Sykes Enterprises Inc.	79,300	1,254
* ON Semiconductor Corp.	126,420	1,082
Fidelity National Information Services Inc.	22,800	1,024
* TriQuint Semiconductor Inc.	143,700	1,012
Black Box Corp.	35,100	944
* Insight Enterprises Inc.	46,820	901
* Advanced Energy Industries Inc.	48,930	900
Jabil Circuit Inc.	43,917	881
Broadridge Financial Solutions Inc.	32,300	877
* Progress Software Corp.	35,300	830

*	Ingram Micro Inc.			43,340	828
*	Virtusa Corp.			34,470	809
*	MICROS Systems Inc.			19,000	802
	MTS Systems Corp.			12,700	766
*	Orbotech Ltd.			63,200	739
*	Atmel Corp.			88,300	695
	Western Union Co.			39,900	653
*	MicroStrategy Inc. Class A			6,740	617
*	Pericom Semiconductor Corp.			87,495	613
*	Dice Holdings Inc.			60,050	542
*	CIBER Inc.			124,680	509
	Littelfuse Inc.			5,828	428
*	Integrated Device Technology Inc.			42,800	365
					43,731
	Materials (3.7%)
	Silgan Holdings Inc.			49,100	2,296
	FMC Corp.			21,900	1,373
	Albemarle Corp.			18,000	1,205
	PH Glatfelter Co.			45,950	1,136
	Eagle Materials Inc.			10,200	752
	Cabot Corp.			12,272	503
	Cytec Industries Inc.			4,302	308
					7,573
	Telecommunication Services (1.2%)
*	Intelsat SA			53,700	1,309
*	NII Holdings Inc.			75,000	578
	NTELOS Holdings Corp.			30,100	493
					2,380
	Utilities (1.9%)
	Westar Energy Inc.			37,445	1,188
	Portland General Electric Co.			35,893	1,092
	Unitil Corp.			22,870	642
	Southwest Gas Corp.			12,645	599
	Piedmont Natural Gas Co. Inc.			9,466	320
					3,841
	Total Common Stocks (Cost $154,383)				187,512
		Coupon
	Temporary Cash Investments (8.9%)[1]
	Money Market Fund (8.4%)
2	Vanguard Market Liquidity Fund	0.136%		17,036,000	17,036

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.5%)
	[3,4] Fannie Mae Discount Notes	0.120%	6/5/13	300	300
	[3,4] Fannie Mae Discount Notes	0.110%	8/21/13	200	200
	[3,4] Freddie Mac Discount Notes	0.100%	9/4/13	500	500
					1,000
	Total Temporary Cash Investments (Cost $18,036)				18,036
	Total Investments (101.4%) (Cost $172,419)				205,548
	Other Assets and Liabilities-Net (-1.4%)				(2,882)
	Net Assets (100%)				202,666
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.8% and 4.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	187,512	—	—
Temporary Cash Investments	17,036	1,000	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(89)	—	—
Total	204,475	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Explorer Value Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	88	8,651	59

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $172,419,000. Net unrealized appreciation of investment securities for tax purposes was $32,129,000, consisting of unrealized gains of $36,034,000 on securities that had risen in value since their purchase and $2,905,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.6%)
Home Depot Inc.	76,876	6,047
Walt Disney Co.	89,704	5,659
Comcast Corp. Class A	134,713	5,409
McDonald's Corp.	51,006	4,926
* Amazon.com Inc.	18,149	4,883
News Corp. Class A	105,170	3,377
Ford Motor Co.	188,037	2,948
Time Warner Inc.	48,128	2,809
Starbucks Corp.	38,110	2,404
Lowe's Cos. Inc.	56,437	2,377
Target Corp.	33,221	2,309
NIKE Inc. Class B	36,297	2,238
* priceline.com Inc.	2,509	2,017
TJX Cos. Inc.	37,222	1,884
* DIRECTV	28,809	1,761
Viacom Inc. Class B	24,897	1,640
Yum! Brands Inc.	23,174	1,570
CBS Corp. Class B	30,679	1,519
Time Warner Cable Inc.	14,836	1,417
* General Motors Co.	38,449	1,303
Johnson Controls Inc.	34,183	1,277
Las Vegas Sands Corp.	19,985	1,157
* Liberty Global Inc. Class A	13,108	966
Macy's Inc.	19,485	942
* Discovery Communications Inc. Class A	11,932	941
Coach Inc.	14,365	837
VF Corp.	4,453	819
Omnicom Group Inc.	12,954	805
Delphi Automotive plc	16,385	800
Mattel Inc.	17,004	761
* Bed Bath & Beyond Inc.	10,954	748
* AutoZone Inc.	1,816	742
Ross Stores Inc.	11,467	737
Virgin Media Inc.	14,030	697
Carnival Corp.	20,716	686
* Liberty Media Corp. Class A	5,454	681
Starwood Hotels & Resorts Worldwide Inc.	9,863	674
Sirius XM Radio Inc.	191,462	666
* Netflix Inc.	2,834	641
Harley-Davidson Inc.	11,535	629
Thomson Reuters Corp.	18,768	627
Genuine Parts Co.	7,804	607
* O'Reilly Automotive Inc.	5,556	605
L Brands Inc.	12,070	604
* Liberty Interactive Corp. Class A	26,583	597
Kohl's Corp.	11,521	592
Gap Inc.	14,313	580
* Chipotle Mexican Grill Inc. Class A	1,579	570
* Dollar Tree Inc.	11,546	555

Ralph Lauren Corp. Class A	3,144	550
Wynn Resorts Ltd.	3,970	540
* CarMax Inc.	11,411	534
Staples Inc.	34,288	514
Marriott International Inc. Class A	12,009	505
Tiffany & Co.	6,388	497
Whirlpool Corp.	3,869	494
* Dollar General Corp.	9,205	486
* BorgWarner Inc.	5,725	464
PVH Corp.	3,951	455
Nordstrom Inc.	7,439	438
Tractor Supply Co.	3,590	402
Wyndham Worldwide Corp.	6,870	399
H&R Block Inc.	13,641	399
DISH Network Corp. Class A	10,168	392
Newell Rubbermaid Inc.	14,458	391
Best Buy Co. Inc.	13,441	370
* PulteGroup Inc.	17,082	369
* LKQ Corp.	14,715	360
* Tesla Motors Inc.	3,583	350
PetSmart Inc.	5,150	348
DR Horton Inc.	13,838	337
Darden Restaurants Inc.	6,461	335
* Mohawk Industries Inc.	2,880	320
Lennar Corp. Class A	8,095	318
* TRW Automotive Holdings Corp.	5,008	317
Polaris Industries Inc.	3,237	309
Advance Auto Parts Inc.	3,743	305
* MGM Resorts International	19,789	300
Family Dollar Stores Inc.	4,890	299
Interpublic Group of Cos. Inc.	20,663	294
Signet Jewelers Ltd.	4,250	291
* Fossil Inc.	2,732	290
* Ulta Salon Cosmetics & Fragrance Inc.	3,179	289
Scripps Networks Interactive Inc. Class A	4,246	286
* Panera Bread Co. Class A	1,471	282
* TripAdvisor Inc.	4,337	280
Lear Corp.	4,568	274
* Charter Communications Inc. Class A	2,436	273
* Michael Kors Holdings Ltd.	4,242	266
Royal Caribbean Cruises Ltd.	7,556	265
Dick's Sporting Goods Inc.	5,028	263
Foot Locker Inc.	7,568	260
Hasbro Inc.	5,808	258
Gannett Co. Inc.	11,736	252
Expedia Inc.	4,347	250
* NVR Inc.	252	248
* Jarden Corp.	5,304	247
Hanesbrands Inc.	4,919	245
* Toll Brothers Inc.	7,176	245
Williams-Sonoma Inc.	4,474	241
* Under Armour Inc. Class A	3,882	241
* Sally Beauty Holdings Inc.	7,783	238
International Game Technology	13,281	237
Tupperware Brands Corp.	2,855	231
Leggett & Platt Inc.	7,058	226
* Urban Outfitters Inc.	5,297	222

GameStop Corp. Class A	6,242	207
Abercrombie & Fitch Co.	4,041	202
Service Corp. International	10,844	195
American Eagle Outfitters Inc.	9,785	194
Garmin Ltd.	5,426	190
Harman International Industries Inc.	3,559	189
* AMC Networks Inc. Class A	2,888	185
* Goodyear Tire & Rubber Co.	12,195	185
* Penn National Gaming Inc.	3,295	181
* Lamar Advertising Co. Class A	3,863	181
* Madison Square Garden Co. Class A	3,065	179
Carter's Inc.	2,485	179
Cinemark Holdings Inc.	5,794	170
* Visteon Corp.	2,622	166
Gentex Corp.	7,168	164
GNC Holdings Inc. Class A	3,467	156
* Liberty Ventures Class A	1,880	153
Chico's FAS Inc.	8,430	152
Cablevision Systems Corp. Class A	10,032	152
Dillard's Inc. Class A	1,561	144
Dunkin' Brands Group Inc.	3,588	142
* JC Penney Co. Inc.	7,944	140
Brinker International Inc.	3,550	139
DSW Inc. Class A	1,731	128
* Tempur-Pedic International Inc.	2,986	126
* Starz - Liberty Capital	5,454	126
* Ascena Retail Group Inc.	6,151	125
* Bally Technologies Inc.	2,097	119
Aaron's Inc.	3,808	107
DeVry Inc.	3,345	104
* Big Lots Inc.	3,018	103
Washington Post Co. Class B	218	102
* Deckers Outdoor Corp.	1,844	99
Guess? Inc.	3,108	99
* Apollo Group Inc. Class A	4,798	96
John Wiley & Sons Inc. Class A	2,379	94
Thor Industries Inc.	2,206	94
* CST Brands Inc.	3,064	93
* Hyatt Hotels Corp. Class A	2,264	93
* Sears Holdings Corp.	1,852	90
* Pandora Media Inc.	5,144	88
* AutoNation Inc.	1,831	85
Morningstar Inc.	1,230	85
Wendy's Co.	14,015	83
* DreamWorks Animation SKG Inc. Class A	3,511	77
Regal Entertainment Group Class A	4,064	72
Weight Watchers International Inc.	1,424	65
Choice Hotels International Inc.	1,356	54
* HomeAway Inc.	1,701	52
* Norwegian Cruise Line Holdings Ltd.	1,345	41
Allison Transmission Holdings Inc.	1,411	34
* ITT Educational Services Inc.	1,215	29
* Sears Hometown and Outlet Stores Inc.	485	27
* Clear Channel Outdoor Holdings Inc. Class A	1,714	15
* Groupon Inc.	1,443	11
		105,692

Consumer Staples (9.7%)
Procter & Gamble Co.	137,613	10,563
Coca-Cola Co.	195,070	7,801
Philip Morris International Inc.	85,653	7,787
Wal-Mart Stores Inc.	84,827	6,348
PepsiCo Inc.	78,542	6,344
CVS Caremark Corp.	64,361	3,706
Altria Group Inc.	102,217	3,690
Colgate-Palmolive Co.	48,002	2,776
Mondelez International Inc. Class A	88,924	2,620
Costco Wholesale Corp.	21,779	2,388
Walgreen Co.	43,322	2,069
Kimberly-Clark Corp.	19,663	1,904
Kraft Foods Group Inc.	29,673	1,636
General Mills Inc.	32,554	1,533
HJ Heinz Co.	16,108	1,166
Archer-Daniels-Midland Co.	33,138	1,068
Sysco Corp.	29,422	994
Whole Foods Market Inc.	18,520	960
Kroger Co.	26,330	887
Lorillard Inc.	19,559	830
Mead Johnson Nutrition Co.	10,184	826
Reynolds American Inc.	16,428	790
Estee Lauder Cos. Inc. Class A	11,475	778
Kellogg Co.	12,077	749
ConAgra Foods Inc.	20,713	698
Hershey Co.	7,519	670
JM Smucker Co.	5,613	567
Clorox Co.	6,506	540
Coca-Cola Enterprises Inc.	13,898	516
Brown-Forman Corp. Class B	7,488	515
Beam Inc.	7,909	513
Avon Products Inc.	21,488	506
Bunge Ltd.	7,272	506
* Green Mountain Coffee Roasters Inc.	6,881	503
Dr Pepper Snapple Group Inc.	10,543	485
McCormick & Co. Inc.	6,609	457
Church & Dwight Co. Inc.	6,907	420
* Constellation Brands Inc. Class A	7,346	389
Campbell Soup Co.	8,755	375
* Monster Beverage Corp.	6,791	371
Tyson Foods Inc. Class A	14,477	362
Molson Coors Brewing Co. Class B	6,453	319
Energizer Holdings Inc.	3,075	294
Safeway Inc.	12,043	277
Hormel Foods Corp.	6,759	269
Ingredion Inc.	3,846	262
Herbalife Ltd.	5,445	254
* Smithfield Foods Inc.	6,957	229
Hillshire Brands Co.	5,941	206
Flowers Foods Inc.	5,575	186
Nu Skin Enterprises Inc. Class A	2,764	163
* Dean Foods Co.	9,266	97
* Fresh Market Inc.	1,449	72
* WhiteWave Foods Co. Class A	3,309	58
* WhiteWave Foods Co. Class B	3,369	56
		81,348

Energy (9.9%)
Exxon Mobil Corp.	234,783	21,241
Chevron Corp.	99,039	12,157
Schlumberger Ltd.	67,031	4,895
ConocoPhillips	63,550	3,898
Occidental Petroleum Corp.	40,683	3,746
Anadarko Petroleum Corp.	25,110	2,196
Phillips 66	31,391	2,090
Halliburton Co.	46,305	1,938
EOG Resources Inc.	13,544	1,749
Apache Corp.	19,666	1,615
National Oilwell Varco Inc.	21,479	1,510
Marathon Petroleum Corp.	17,118	1,412
Marathon Oil Corp.	35,467	1,220
Williams Cos. Inc.	33,919	1,193
Devon Energy Corp.	20,323	1,155
Valero Energy Corp.	27,784	1,129
Hess Corp.	15,355	1,035
Noble Energy Inc.	17,946	1,035
Spectra Energy Corp.	32,845	1,004
Baker Hughes Inc.	21,912	997
Kinder Morgan Inc.	24,542	932
Pioneer Natural Resources Co.	6,684	927
* Cameron International Corp.	12,334	751
Cabot Oil & Gas Corp.	10,478	737
Chesapeake Energy Corp.	33,373	729
* FMC Technologies Inc.	12,091	673
* Southwestern Energy Co.	17,609	664
Murphy Oil Corp.	9,681	613
Range Resources Corp.	8,141	612
EQT Corp.	6,559	524
HollyFrontier Corp.	10,369	513
* Concho Resources Inc.	5,216	436
Tesoro Corp.	7,068	436
CONSOL Energy Inc.	11,394	395
Oceaneering International Inc.	5,448	395
* Denbury Resources Inc.	19,445	357
* Cheniere Energy Inc.	10,750	316
Cimarex Energy Co.	4,267	299
Helmerich & Payne Inc.	4,821	298
* Oil States International Inc.	2,819	278
* Whiting Petroleum Corp.	5,869	270
Peabody Energy Corp.	13,548	266
QEP Resources Inc.	8,889	252
Diamond Offshore Drilling Inc.	3,473	239
* Cobalt International Energy Inc.	9,175	238
* Dresser-Rand Group Inc.	3,841	233
Nabors Industries Ltd.	14,500	232
* Superior Energy Services Inc.	7,882	210
* Rowan Cos. plc Class A	6,213	207
Energen Corp.	3,602	195
SM Energy Co.	3,205	194
* WPX Energy Inc.	9,944	192
* Ultra Petroleum Corp.	7,672	175
* Continental Resources Inc.	2,145	174
* Newfield Exploration Co.	6,727	160
Patterson-UTI Energy Inc.	7,255	152

* Atwood Oceanics Inc.	2,884	151
World Fuel Services Corp.	3,590	146
Tidewater Inc.	2,571	142
* SandRidge Energy Inc.	24,373	126
* McDermott International Inc.	11,790	113
* Unit Corp.	2,489	112
SEACOR Holdings Inc.	1,047	80
Golar LNG Ltd.	2,218	75
* Alpha Natural Resources Inc.	10,952	73
Teekay Corp.	1,854	72
CARBO Ceramics Inc.	1,070	71
EXCO Resources Inc.	6,306	51
RPC Inc.	3,129	39
* Kosmos Energy Ltd.	3,657	38
PBF Energy Inc.	1,171	34
* Era Group Inc.	847	22
* Laredo Petroleum Holdings Inc.	1,055	20
		82,854
Financials (17.2%)
JPMorgan Chase & Co.	191,166	10,436
* Berkshire Hathaway Inc. Class B	89,474	10,206
Wells Fargo & Co.	246,045	9,977
Citigroup Inc.	147,293	7,658
Bank of America Corp.	541,055	7,391
American Express Co.	50,210	3,801
Goldman Sachs Group Inc.	23,411	3,794
US Bancorp	94,958	3,329
Simon Property Group Inc.	15,253	2,539
Morgan Stanley	77,341	2,003
PNC Financial Services Group Inc.	26,613	1,907
MetLife Inc.	42,699	1,888
Bank of New York Mellon Corp.	59,866	1,800
BlackRock Inc.	6,394	1,785
Capital One Financial Corp.	29,124	1,775
Travelers Cos. Inc.	19,489	1,632
Prudential Financial Inc.	23,491	1,620
American Tower Corporation	19,784	1,540
ACE Ltd.	17,049	1,529
State Street Corp.	22,942	1,518
* American International Group Inc.	32,354	1,438
Aflac Inc.	23,523	1,310
Allstate Corp.	24,621	1,188
Discover Financial Services	24,988	1,185
Chubb Corp.	13,558	1,181
BB&T Corp.	35,130	1,156
CME Group Inc.	16,739	1,137
Marsh & McLennan Cos. Inc.	27,440	1,098
Franklin Resources Inc.	7,023	1,087
Public Storage	7,151	1,086
HCP Inc.	22,762	1,078
Charles Schwab Corp.	53,687	1,066
Ventas Inc.	14,535	1,037
Prologis Inc.	25,074	1,010
Aon plc	15,520	988
Health Care REIT Inc.	14,369	978
T. Rowe Price Group Inc.	12,744	967
Equity Residential	16,338	924

SunTrust Banks Inc.	26,866	862
Ameriprise Financial Inc.	10,382	846
Fifth Third Bancorp	46,422	845
Weyerhaeuser Co.	26,840	800
Boston Properties Inc.	7,507	800
Progressive Corp.	30,806	785
McGraw Hill Financial Inc.	14,114	770
Invesco Ltd.	22,644	764
AvalonBay Communities Inc.	5,717	758
Vornado Realty Trust	9,353	748
Loews Corp.	15,724	720
Hartford Financial Services Group Inc.	22,001	674
Annaly Capital Management Inc.	49,107	667
M&T Bank Corp.	6,305	661
Moody's Corp.	9,807	652
Regions Financial Corp.	71,200	650
Host Hotels & Resorts Inc.	36,238	645
* IntercontinentalExchange Inc.	3,713	636
Northern Trust Corp.	10,771	626
Principal Financial Group Inc.	15,010	568
SLM Corp.	23,038	547
General Growth Properties Inc.	26,304	540
American Capital Agency Corp.	20,011	516
KeyCorp	47,461	512
NYSE Euronext	12,714	511
Leucadia National Corp.	15,583	489
Lincoln National Corp.	13,402	478
* CIT Group Inc.	10,067	464
XL Group plc Class A	14,718	463
Kimco Realty Corp.	20,317	450
Realty Income Corp.	9,843	447
Macerich Co.	6,608	429
* Affiliated Managers Group Inc.	2,580	423
Digital Realty Trust Inc.	6,458	393
SL Green Realty Corp.	4,503	392
Plum Creek Timber Co. Inc.	8,096	386
Unum Group	13,411	382
* CBRE Group Inc. Class A	16,374	380
Comerica Inc.	9,320	368
* Markel Corp.	669	350
* Arch Capital Group Ltd.	6,822	349
Federal Realty Investment Trust	3,219	347
Cincinnati Financial Corp.	7,275	344
Everest Re Group Ltd.	2,637	342
Rayonier Inc.	6,142	340
Huntington Bancshares Inc.	42,993	333
* Alleghany Corp.	845	330
Torchmark Corp.	4,713	304
Essex Property Trust Inc.	1,925	302
UDR Inc.	12,378	302
Fidelity National Financial Inc. Class A	11,131	293
Camden Property Trust	4,224	293
New York Community Bancorp Inc.	21,830	286
TD Ameritrade Holding Corp.	11,548	271
Duke Realty Corp.	16,021	265
* Genworth Financial Inc. Class A	24,486	265
Arthur J Gallagher & Co.	5,982	261

Zions Bancorporation	9,154	257
PartnerRe Ltd.	2,832	257
Raymond James Financial Inc.	5,733	252
Reinsurance Group of America Inc. Class A	3,755	247
DDR Corp.	13,973	244
Alexandria Real Estate Equities Inc.	3,556	244
Senior Housing Properties Trust	9,356	242
Eaton Vance Corp.	5,810	241
Taubman Centers Inc.	2,933	236
Regency Centers Corp.	4,515	233
Legg Mason Inc.	6,638	233
Ares Capital Corp.	13,449	231
People's United Financial Inc.	16,756	231
Extra Space Storage Inc.	5,496	230
WR Berkley Corp.	5,553	227
Axis Capital Holdings Ltd.	5,193	226
Hudson City Bancorp Inc.	26,321	224
HCC Insurance Holdings Inc.	5,112	219
Apartment Investment & Management Co. Class A	7,221	218
* MSCI Inc. Class A	6,063	214
SEI Investments Co.	6,911	212
Liberty Property Trust	5,186	210
American Campus Communities Inc.	5,151	210
* American Capital Ltd.	15,743	210
National Retail Properties Inc.	5,814	209
Hospitality Properties Trust	7,038	205
Assurant Inc.	4,116	205
Jones Lang LaSalle Inc.	2,222	204
Kilroy Realty Corp.	3,779	200
Waddell & Reed Financial Inc. Class A	4,334	200
Corrections Corp. of America	5,622	198
BioMed Realty Trust Inc.	9,349	196
Lazard Ltd. Class A	5,752	195
Assured Guaranty Ltd.	8,613	195
Weingarten Realty Investors	6,049	193
* Signature Bank	2,491	192
American Financial Group Inc.	3,958	192
BRE Properties Inc.	3,839	192
First Republic Bank	5,144	191
East West Bancorp Inc.	7,236	191
Brown & Brown Inc.	5,902	190
RenaissanceRe Holdings Ltd.	2,208	190
Validus Holdings Ltd.	5,228	189
NASDAQ OMX Group Inc.	5,837	184
CBOE Holdings Inc.	4,441	178
Douglas Emmett Inc.	6,977	178
Old Republic International Corp.	12,897	176
* SVB Financial Group	2,234	173
Cullen/Frost Bankers Inc.	2,678	172
Commerce Bancshares Inc.	3,955	172
First Niagara Financial Group Inc.	17,534	171
CBL & Associates Properties Inc.	7,446	171
White Mountains Insurance Group Ltd.	282	167
Allied World Assurance Co. Holdings AG	1,857	166
* E*TRADE Financial Corp.	14,211	165
Equity Lifestyle Properties Inc.	2,121	164
Piedmont Office Realty Trust Inc. Class A	8,598	163

Tanger Factory Outlet Centers	4,623	159
Home Properties Inc.	2,593	158
ProAssurance Corp.	3,137	157
Protective Life Corp.	4,051	157
MFA Financial Inc.	17,784	156
Chimera Investment Corp.	51,137	156
* Popular Inc.	5,190	156
City National Corp.	2,347	147
First Horizon National Corp.	12,577	144
* Howard Hughes Corp.	1,448	144
Mid-America Apartment Communities Inc.	2,115	144
* Forest City Enterprises Inc. Class A	7,529	141
Aspen Insurance Holdings Ltd.	3,643	134
Associated Banc-Corp	8,683	134
Post Properties Inc.	2,773	133
* Realogy Holdings Corp.	2,509	130
Federated Investors Inc. Class B	4,624	128
Hatteras Financial Corp.	4,896	126
CommonWealth REIT	5,968	122
Mack-Cali Realty Corp.	4,387	116
TCF Financial Corp.	8,064	116
Fulton Financial Corp.	10,066	116
Bank of Hawaii Corp.	2,265	114
Corporate Office Properties Trust	4,279	114
Hanover Insurance Group Inc.	2,244	113
Brandywine Realty Trust	7,868	111
Endurance Specialty Holdings Ltd.	2,178	110
Synovus Financial Corp.	39,161	107
StanCorp Financial Group Inc.	2,236	102
* MBIA Inc.	7,120	101
CapitalSource Inc.	10,567	99
Erie Indemnity Co. Class A	1,302	99
LPL Financial Holdings Inc.	2,541	94
Washington Federal Inc.	5,361	94
Valley National Bancorp	9,850	92
Capitol Federal Financial Inc.	7,635	91
Kemper Corp.	2,499	85
BOK Financial Corp.	1,306	85
Janus Capital Group Inc.	9,393	82
* Alexander & Baldwin Inc.	2,179	77
* St. Joe Co.	3,253	66
Retail Properties of America Inc.	4,350	66
Mercury General Corp.	1,414	63
First Citizens BancShares Inc.Class A	278	55
CNA Financial Corp.	1,394	48
BankUnited Inc.	1,865	46
* TFS Financial Corp.	4,048	44
American National Insurance Co.	376	38
Interactive Brokers Group Inc.	1,668	26
		143,637
Health Care (12.3%)
Johnson & Johnson	137,925	11,611
Pfizer Inc.	356,092	9,696
Merck & Co. Inc.	152,777	7,135
* Gilead Sciences Inc.	76,105	4,146
Amgen Inc.	39,041	3,925
Bristol-Myers Squibb Co.	84,724	3,898

AbbVie Inc.	79,071	3,376
UnitedHealth Group Inc.	52,165	3,267
Abbott Laboratories	78,871	2,892
* Biogen Idec Inc.	12,036	2,858
Eli Lilly & Co.	51,348	2,730
Medtronic Inc.	51,997	2,652
* Celgene Corp.	20,889	2,583
* Express Scripts Holding Co.	40,418	2,511
Baxter International Inc.	27,691	1,948
Thermo Fisher Scientific Inc.	18,438	1,628
Covidien plc	24,224	1,541
Allergan Inc.	15,281	1,520
McKesson Corp.	11,874	1,352
WellPoint Inc.	15,259	1,174
Aetna Inc.	19,169	1,157
Stryker Corp.	15,640	1,038
Becton Dickinson and Co.	10,128	999
* Intuitive Surgical Inc.	2,001	996
Cigna Corp.	14,397	978
* Alexion Pharmaceuticals Inc.	9,663	943
* Regeneron Pharmaceuticals Inc.	3,869	936
* Vertex Pharmaceuticals Inc.	10,572	849
Cardinal Health Inc.	17,403	817
* Actavis Inc.	6,434	793
Agilent Technologies Inc.	17,362	789
* Cerner Corp.	7,320	719
* Life Technologies Corp.	8,994	666
Zimmer Holdings Inc.	8,404	660
Humana Inc.	8,157	659
AmerisourceBergen Corp. Class A	11,774	637
* Boston Scientific Corp.	68,390	632
St. Jude Medical Inc.	14,285	618
* DaVita HealthCare Partners Inc.	4,759	590
* Mylan Inc.	19,022	580
Perrigo Co.	4,644	538
* Forest Laboratories Inc.	13,215	525
* Catamaran Corp.	10,204	502
Quest Diagnostics Inc.	7,925	490
* Laboratory Corp. of America Holdings	4,868	484
CR Bard Inc.	4,241	437
* Illumina Inc.	6,193	436
* Henry Schein Inc.	4,513	435
* Waters Corp.	4,482	433
* CareFusion Corp.	11,107	408
* Edwards Lifesciences Corp.	5,786	385
* BioMarin Pharmaceutical Inc.	6,127	384
* Varian Medical Systems Inc.	5,568	373
* Onyx Pharmaceuticals Inc.	3,621	346
ResMed Inc.	7,153	343
* Mettler-Toledo International Inc.	1,569	342
HCA Holdings Inc.	8,225	321
Universal Health Services Inc. Class B	4,502	311
DENTSPLY International Inc.	7,125	298
* Hospira Inc.	8,228	285
* Hologic Inc.	13,175	273
Cooper Cos. Inc.	2,351	266
* Tenet Healthcare Corp.	5,205	247

Omnicare Inc.	5,202	239
* MEDNAX Inc.	2,495	232
* IDEXX Laboratories Inc.	2,798	231
Community Health Systems Inc.	4,541	219
* QIAGEN NV	11,708	219
* Covance Inc.	2,855	213
* Endo Health Solutions Inc.	5,594	203
* Sirona Dental Systems Inc.	2,858	203
* Salix Pharmaceuticals Ltd.	3,114	189
Patterson Cos. Inc.	4,678	183
PerkinElmer Inc.	5,672	178
* Health Management Associates Inc. Class A	12,773	176
* Medivation Inc.	3,607	175
* Ariad Pharmaceuticals Inc.	9,049	166
* United Therapeutics Corp.	2,442	162
Teleflex Inc.	2,048	160
Zoetis Inc.	4,996	160
Warner Chilcott plc Class A	8,323	160
* Brookdale Senior Living Inc. Class A	4,834	137
* Health Net Inc.	4,217	134
* Myriad Genetics Inc.	4,042	130
Techne Corp.	1,898	126
* LifePoint Hospitals Inc.	2,457	122
* Allscripts Healthcare Solutions Inc.	8,572	119
* Bio-Rad Laboratories Inc. Class A	1,028	117
Hill-Rom Holdings Inc.	3,163	114
* VCA Antech Inc.	4,377	112
* Charles River Laboratories International Inc.	2,485	108
* Incyte Corp. Ltd.	4,853	108
* Alere Inc.	4,078	104
* Thoratec Corp.	2,918	91
* Bruker Corp.	4,646	77
* Quintiles Transnational Holdings Inc.	301	13
		102,441
Industrials (10.9%)
General Electric Co.	531,957	12,405
United Technologies Corp.	45,776	4,344
3M Co.	34,815	3,839
Boeing Co.	37,554	3,719
Union Pacific Corp.	23,965	3,705
United Parcel Service Inc. Class B	36,387	3,126
Honeywell International Inc.	39,111	3,069
Caterpillar Inc.	32,792	2,814
Emerson Electric Co.	36,851	2,117
Danaher Corp.	29,138	1,801
Deere & Co.	19,952	1,738
Precision Castparts Corp.	7,350	1,572
Eaton Corp. plc	23,208	1,533
FedEx Corp.	15,852	1,527
Illinois Tool Works Inc.	20,261	1,421
Lockheed Martin Corp.	13,140	1,391
CSX Corp.	52,147	1,315
Norfolk Southern Corp.	16,401	1,256
General Dynamics Corp.	16,016	1,235
Cummins Inc.	9,661	1,156
Raytheon Co.	16,774	1,118
Northrop Grumman Corp.	11,918	982

Waste Management Inc.	23,268	976
PACCAR Inc.	17,977	964
Ingersoll-Rand plc	15,058	866
Tyco International Ltd.	23,365	790
* Delta Air Lines Inc.	42,866	772
Fastenal Co.	14,769	771
WW Grainger Inc.	2,949	759
Parker Hannifin Corp.	7,545	753
Dover Corp.	8,665	678
Stanley Black & Decker Inc.	8,018	635
Rockwell Automation Inc.	7,152	629
Kansas City Southern	5,527	612
Pentair Ltd.	10,475	610
Roper Industries Inc.	4,885	607
* United Continental Holdings Inc.	16,515	536
Fluor Corp.	8,470	535
AMETEK Inc.	12,062	520
Republic Services Inc. Class A	15,121	516
Southwest Airlines Co.	36,231	513
* Stericycle Inc.	4,245	466
CH Robinson Worldwide Inc.	8,136	461
ADT Corp.	10,932	444
Rockwell Collins Inc.	6,822	442
* Verisk Analytics Inc. Class A	7,402	435
Flowserve Corp.	2,483	417
Expeditors International of Washington Inc.	10,580	413
Pall Corp.	5,818	397
L-3 Communications Holdings Inc.	4,485	382
TransDigm Group Inc.	2,574	376
Textron Inc.	13,929	375
Masco Corp.	17,788	374
Equifax Inc.	6,076	370
* Jacobs Engineering Group Inc.	6,439	367
Fortune Brands Home & Security Inc.	7,987	338
Chicago Bridge & Iron Co. NV	5,291	335
JB Hunt Transport Services Inc.	4,511	332
* Hertz Global Holdings Inc.	12,349	319
* B/E Aerospace Inc.	4,898	311
* Quanta Services Inc.	10,456	297
Iron Mountain Inc.	8,272	296
Hubbell Inc. Class B	2,945	296
Joy Global Inc.	5,277	285
Donaldson Co. Inc.	7,456	280
AGCO Corp.	4,888	271
* United Rentals Inc.	4,752	270
* IHS Inc. Class A	2,559	269
Snap-on Inc.	2,949	269
KBR Inc.	7,440	269
* Owens Corning	6,111	267
Wabtec Corp.	2,406	265
Xylem Inc.	9,229	260
Lincoln Electric Holdings Inc.	4,212	252
Waste Connections Inc.	6,191	249
Robert Half International Inc.	7,159	249
* WABCO Holdings Inc.	3,273	247
Timken Co.	4,345	247
Cintas Corp.	5,225	239

Towers Watson & Co. Class A	3,021	235
Manpowergroup Inc.	4,046	232
IDEX Corp.	4,204	231
Nordson Corp.	3,217	229
Avery Dennison Corp.	5,187	226
* Kirby Corp.	2,837	221
Copa Holdings SA Class A	1,631	214
Nielsen Holdings NV	6,110	207
Carlisle Cos. Inc.	3,164	207
Dun & Bradstreet Corp.	2,060	202
* Terex Corp.	5,576	200
Graco Inc.	3,046	196
Triumph Group Inc.	2,524	196
MSC Industrial Direct Co. Inc. Class A	2,322	192
Gardner Denver Inc.	2,529	191
SPX Corp.	2,373	187
URS Corp.	3,827	185
* Oshkosh Corp.	4,618	184
Valmont Industries Inc.	1,198	182
* Copart Inc.	5,141	177
Babcock & Wilcox Co.	5,955	177
Kennametal Inc.	4,035	175
* WESCO International Inc.	2,233	166
Trinity Industries Inc.	4,034	165
Ryder System Inc.	2,605	164
Lennox International Inc.	2,553	163
* AECOM Technology Corp.	5,291	163
* Clean Harbors Inc.	2,761	158
Crane Co.	2,471	148
Toro Co.	3,061	146
Regal-Beloit Corp.	2,157	146
ITT Corp.	4,660	140
Manitowoc Co. Inc.	6,621	139
Huntington Ingalls Industries Inc.	2,495	138
Alliant Techsystems Inc.	1,735	136
* Spirit Aerosystems Holdings Inc. Class A	5,960	129
* Navistar International Corp.	3,538	127
Pitney Bowes Inc.	8,477	124
Landstar System Inc.	2,340	123
* Colfax Corp.	2,421	121
RR Donnelley & Sons Co.	9,016	120
GATX Corp.	2,382	119
Exelis Inc.	9,312	113
Covanta Holding Corp.	5,433	111
Con-way Inc.	2,830	108
Air Lease Corp. Class A	3,435	96
Harsco Corp.	4,038	94
* Polypore International Inc.	2,400	90
* General Cable Corp.	2,483	88
UTi Worldwide Inc.	5,189	82
Rollins Inc.	3,205	81
CNH Global NV	1,438	62
* Armstrong World Industries Inc.	1,130	59
Matson Inc.	2,179	55
* GrafTech International Ltd.	6,003	50
KAR Auction Services Inc.	1,473	35
* MRC Global Inc.	986	28

* Engility Holdings Inc.	875	22
		91,111
Information Technology (17.4%)
Apple Inc.	46,953	21,114
Microsoft Corp.	377,952	13,183
International Business Machines Corp.	54,735	11,386
* Google Inc. Class A	12,995	11,311
Cisco Systems Inc.	269,038	6,478
Intel Corp.	252,608	6,133
Oracle Corp.	181,666	6,133
QUALCOMM Inc.	86,061	5,463
Visa Inc. Class A	26,265	4,679
* eBay Inc.	58,090	3,143
Mastercard Inc. Class A	5,452	3,109
Accenture plc Class A	32,313	2,653
* EMC Corp.	105,257	2,606
Hewlett-Packard Co.	99,224	2,423
Texas Instruments Inc.	57,362	2,059
Automatic Data Processing Inc.	24,563	1,688
* Yahoo! Inc.	55,274	1,454
* Salesforce.com Inc.	29,451	1,247
Corning Inc.	76,225	1,172
* Adobe Systems Inc.	24,912	1,069
Broadcom Corp. Class A	27,710	995
* Cognizant Technology Solutions Corp. Class A	15,354	993
Dell Inc.	73,637	983
Applied Materials Inc.	60,332	917
Intuit Inc.	14,794	865
* Symantec Corp.	36,296	813
Motorola Solutions Inc.	13,923	807
* SanDisk Corp.	12,143	717
Western Digital Corp.	11,055	700
Analog Devices Inc.	15,055	691
* NetApp Inc.	18,291	686
Amphenol Corp. Class A	8,111	632
Paychex Inc.	16,328	608
* Fiserv Inc.	6,845	597
* Citrix Systems Inc.	9,268	596
* Micron Technology Inc.	49,229	575
Xerox Corp.	64,099	563
Fidelity National Information Services Inc.	12,513	562
* LinkedIn Corp. Class A	3,253	545
Xilinx Inc.	13,150	535
Altera Corp.	16,091	534
* Facebook Inc. Class A	21,000	511
* Equinix Inc.	2,396	485
CA Inc.	17,702	483
KLA-Tencor Corp.	8,398	473
* Teradata Corp.	8,459	472
* Juniper Networks Inc.	26,351	467
* Red Hat Inc.	9,683	467
Western Union Co.	28,453	466
Avago Technologies Ltd. Class A	12,174	459
* Alliance Data Systems Corp.	2,537	449
* Autodesk Inc.	11,523	435
Linear Technology Corp.	11,482	431
Maxim Integrated Products Inc.	14,523	428

NVIDIA Corp.	29,013	420
* Akamai Technologies Inc.	8,910	411
* Lam Research Corp.	8,143	381
* VeriSign Inc.	7,877	370
* Cree Inc.	5,829	363
Microchip Technology Inc.	9,712	354
* Trimble Navigation Ltd.	12,475	348
Computer Sciences Corp.	7,791	348
* ANSYS Inc.	4,636	345
* Electronic Arts Inc.	14,921	343
* F5 Networks Inc.	3,979	331
* BMC Software Inc.	7,181	325
* VMware Inc. Class A	4,409	314
Activision Blizzard Inc.	21,097	304
Amdocs Ltd.	8,459	302
Harris Corp.	5,740	288
* Synopsys Inc.	7,669	279
* Gartner Inc.	4,732	268
* NCR Corp.	7,948	265
Marvell Technology Group Ltd.	21,894	237
* Avnet Inc.	6,823	233
* Nuance Communications Inc.	12,077	229
* Skyworks Solutions Inc.	9,472	226
FactSet Research Systems Inc.	2,256	221
* FleetCor Technologies Inc.	2,493	217
* LSI Corp.	28,333	210
* Arrow Electronics Inc.	5,269	209
* Cadence Design Systems Inc.	13,724	208
* Rackspace Hosting Inc.	5,480	206
SAIC Inc.	14,164	205
Jack Henry & Associates Inc.	4,345	204
Molex Inc.	6,869	202
* Informatica Corp.	5,475	199
* ON Semiconductor Corp.	22,630	194
Total System Services Inc.	8,112	191
Solera Holdings Inc.	3,481	191
IAC/InterActiveCorp	3,905	189
Global Payments Inc.	3,938	189
Jabil Circuit Inc.	9,215	185
* Concur Technologies Inc.	2,274	184
FLIR Systems Inc.	7,246	176
* TIBCO Software Inc.	8,223	175
* Atmel Corp.	22,090	174
* MICROS Systems Inc.	4,079	172
Broadridge Financial Solutions Inc.	6,264	170
* Teradyne Inc.	9,355	168
* NeuStar Inc. Class A	3,420	166
* JDS Uniphase Corp.	11,536	157
* NetSuite Inc.	1,688	148
* Ingram Micro Inc.	7,606	145
Lender Processing Services Inc.	4,249	141
* Rovi Corp.	5,218	135
* Stratasys Ltd.	1,598	134
National Instruments Corp.	4,716	134
AOL Inc.	3,841	133
* SolarWinds Inc.	3,140	132
* CoreLogic Inc.	4,906	129

* VeriFone Systems Inc.	5,431	127
* Fortinet Inc.	6,511	125
* Riverbed Technology Inc.	8,100	125
* Advanced Micro Devices Inc.	31,259	125
* Brocade Communications Systems Inc.	22,821	124
* Compuware Corp.	10,907	122
Genpact Ltd.	6,306	122
* Zebra Technologies Corp.	2,618	120
DST Systems Inc.	1,729	118
Diebold Inc.	3,181	102
Lexmark International Inc. Class A	3,331	102
* Polycom Inc.	8,874	101
* Vishay Intertechnology Inc.	6,652	97
* Tech Data Corp.	1,903	95
IPG Photonics Corp.	1,601	95
* Fairchild Semiconductor International Inc. Class A	6,383	93
* Silicon Laboratories Inc.	2,155	93
* Workday Inc. Class A	1,335	86
Dolby Laboratories Inc. Class A	2,439	85
* Itron Inc.	1,996	84
* EchoStar Corp. Class A	2,040	81
Cypress Semiconductor Corp.	7,195	81
* PMC - Sierra Inc.	10,595	64
* Vantiv Inc. Class A	2,065	55
* Fusion-io Inc.	3,436	50
* Splunk Inc.	922	43
* Freescale Semiconductor Ltd.	2,634	42
* ServiceNow Inc.	854	31
AVX Corp.	2,478	30
* Zynga Inc. Class A	7,041	24
Booz Allen Hamilton Holding Corp.	1,305	23
* Palo Alto Networks Inc.	272	13
		145,398
Materials (3.7%)
Monsanto Co.	26,756	2,693
EI du Pont de Nemours & Co.	47,010	2,623
Dow Chemical Co.	60,015	2,068
Praxair Inc.	15,007	1,716
Freeport-McMoRan Copper & Gold Inc.	51,869	1,611
Ecolab Inc.	13,115	1,108
PPG Industries Inc.	7,109	1,092
LyondellBasell Industries NV Class A	16,221	1,081
International Paper Co.	21,972	1,014
Air Products & Chemicals Inc.	10,632	1,004
Mosaic Co.	14,976	911
Newmont Mining Corp.	24,722	847
Sherwin-Williams Co.	4,407	831
Nucor Corp.	15,997	712
CF Industries Holdings Inc.	3,016	576
Eastman Chemical Co.	7,694	552
Sigma-Aldrich Corp.	6,086	509
Alcoa Inc.	53,089	451
FMC Corp.	6,867	431
Celanese Corp. Class A	7,824	386
Airgas Inc.	3,464	356
Rock Tenn Co. Class A	3,571	353
Ashland Inc.	3,935	350

Vulcan Materials Co.	6,488	348
Ball Corp.	7,832	338
Valspar Corp.	4,634	332
International Flavors & Fragrances Inc.	4,106	330
* WR Grace & Co.	3,805	322
* Crown Holdings Inc.	7,455	316
MeadWestvaco Corp.	8,685	304
Albemarle Corp.	4,494	301
Southern Copper Corp.	8,123	253
Martin Marietta Materials Inc.	2,279	248
Reliance Steel & Aluminum Co.	3,740	246
Packaging Corp. of America	4,902	240
Sealed Air Corp.	9,688	233
Rockwood Holdings Inc.	3,469	231
* Owens-Illinois Inc.	8,216	226
RPM International Inc.	6,580	218
Bemis Co. Inc.	5,173	202
Aptargroup Inc.	3,312	188
Huntsman Corp.	9,540	186
Sonoco Products Co.	5,097	178
Royal Gold Inc.	3,233	177
Steel Dynamics Inc.	10,901	167
Cytec Industries Inc.	2,307	165
Compass Minerals International Inc.	1,733	151
Allegheny Technologies Inc.	5,400	149
Cliffs Natural Resources Inc.	7,949	143
Cabot Corp.	3,186	130
Domtar Corp.	1,768	128
United States Steel Corp.	7,195	127
NewMarket Corp.	435	119
Carpenter Technology Corp.	2,216	107
Silgan Holdings Inc.	2,260	106
Scotts Miracle-Gro Co. Class A	2,141	101
Westlake Chemical Corp.	1,063	99
Commercial Metals Co.	5,834	90
Greif Inc. Class A	1,587	83
* Tahoe Resources Inc.	4,103	60
Walter Energy Inc.	3,169	54
Intrepid Potash Inc.	2,791	52
* Allied Nevada Gold Corp.	4,547	35
* Molycorp Inc.	4,007	26
Kronos Worldwide Inc.	794	13
		30,797
Telecommunication Services (2.6%)
AT&T Inc.	275,711	9,647
Verizon Communications Inc.	142,711	6,919
* Sprint Nextel Corp.	149,816	1,094
CenturyLink Inc.	31,154	1,064
* Crown Castle International Corp.	14,772	1,052
* SBA Communications Corp. Class A	6,097	459
Windstream Corp.	29,281	235
* tw telecom inc Class A	7,530	215
Frontier Communications Corp.	49,676	206
* T-Mobile US Inc.	9,266	199
* Level 3 Communications Inc.	8,085	173
Telephone & Data Systems Inc.	4,754	110
* Clearwire Corp. Class A	17,648	79

* NII Holdings Inc.	8,707	67
* United States Cellular Corp.	697	28
		21,547
Utilities (3.3%)
Duke Energy Corp.	35,373	2,368
Southern Co.	43,585	1,913
Dominion Resources Inc.	28,718	1,624
NextEra Energy Inc.	20,956	1,585
Exelon Corp.	42,895	1,344
American Electric Power Co. Inc.	24,389	1,117
Sempra Energy	12,059	980
PG&E Corp.	21,245	954
PPL Corp.	29,126	865
Consolidated Edison Inc.	14,771	843
Public Service Enterprise Group Inc.	25,247	834
FirstEnergy Corp.	21,018	820
Edison International	16,402	753
Xcel Energy Inc.	24,295	698
Northeast Utilities	15,677	653
Entergy Corp.	8,856	610
DTE Energy Co.	8,497	566
CenterPoint Energy Inc.	21,536	499
ONEOK Inc.	10,407	470
Wisconsin Energy Corp.	11,506	470
NiSource Inc.	15,474	445
Ameren Corp.	12,152	414
NRG Energy Inc.	16,014	409
AES Corp.	31,919	389
* Calpine Corp.	19,037	387
CMS Energy Corp.	13,071	352
American Water Works Co. Inc.	8,806	352
OGE Energy Corp.	4,917	334
SCANA Corp.	6,256	316
Pinnacle West Capital Corp.	5,495	310
NV Energy Inc.	11,790	276
Alliant Energy Corp.	5,554	274
Pepco Holdings Inc.	12,515	260
AGL Resources Inc.	5,859	248
MDU Resources Group Inc.	9,440	244
Integrys Energy Group Inc.	3,931	226
ITC Holdings Corp.	2,595	225
National Fuel Gas Co.	3,605	221
Aqua America Inc.	6,966	217
Questar Corp.	8,855	215
UGI Corp.	5,626	215
Westar Energy Inc.	6,368	202
TECO Energy Inc.	10,777	190
Atmos Energy Corp.	4,478	189
Great Plains Energy Inc.	6,797	153
Vectren Corp.	4,173	143
Hawaiian Electric Industries Inc.	4,832	126
		27,298
Total Common Stocks (Cost $701,526)		832,123

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.136%		1,934,223	1,934

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	100	100
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	100	100
				200
Total Temporary Cash Investments (Cost $2,134)				2,134
Total Investments (99.8%) (Cost $703,660)				834,257
Other Assets and Liabilities-Net (0.2%)				1,362
Net Assets (100%)				835,619

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	832,123	—	—
Temporary Cash Investments	1,934	200	—
Futures Contracts—Liabilities[1]	(52)	—	—
Total	834,005	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	22	1,792	19
S&P 500 Index	June 2013	4	1,629	86

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $703,660,000. Net unrealized appreciation of investment securities for tax purposes was $130,597,000, consisting of unrealized gains of $140,029,000 on securities that had risen in value since their purchase and $9,432,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (8.6%)
Walt Disney Co.	124,146	7,831
Ford Motor Co.	412,575	6,469
Time Warner Inc.	105,515	6,159
Comcast Corp. Class A	143,499	5,762
News Corp. Class A	151,035	4,850
Target Corp.	68,622	4,769
Lowe's Cos. Inc.	107,468	4,525
* General Motors Co.	84,161	2,852
Johnson Controls Inc.	74,768	2,793
CBS Corp. Class B	55,907	2,767
Macy's Inc.	36,721	1,775
Carnival Corp.	45,346	1,501
* Liberty Media Corp. Class A	11,252	1,405
Thomson Reuters Corp.	40,923	1,367
Kohl's Corp.	23,399	1,203
Staples Inc.	75,792	1,137
* Liberty Interactive Corp. Class A	49,888	1,120
Whirlpool Corp.	8,423	1,076
* CarMax Inc.	20,355	952
Newell Rubbermaid Inc.	32,233	872
* PulteGroup Inc.	37,907	818
Best Buy Co. Inc.	29,341	808
* Mohawk Industries Inc.	6,354	706
* TRW Automotive Holdings Corp.	11,079	702
Lennar Corp. Class A	17,705	696
DR Horton Inc.	28,193	687
* MGM Resorts International	43,619	662
Signet Jewelers Ltd.	9,438	647
Interpublic Group of Cos. Inc.	43,405	617
Lear Corp.	10,016	601
Royal Caribbean Cruises Ltd.	16,771	587
Gannett Co. Inc.	25,482	548
* Toll Brothers Inc.	15,916	544
Leggett & Platt Inc.	15,422	494
Foot Locker Inc.	13,219	454
Abercrombie & Fitch Co.	8,836	443
Comcast Corp.	11,200	435
Service Corp. International/US	23,928	430
GameStop Corp. Class A	12,831	425
* Jarden Corp.	8,999	419
Harman International Industries Inc.	7,664	407
Garmin Ltd.	11,139	389
Mattel Inc.	8,558	383
* Penn National Gaming Inc.	6,703	369
* Madison Square Garden Co. Class A	6,264	367
* Visteon Corp.	5,377	341
H&R Block Inc.	11,391	333
* JC Penney Co. Inc.	17,427	306
Dillard's Inc. Class A	3,284	303

Cablevision Systems Corp. Class A	19,389	293
* Liberty Ventures Class A	3,562	291
* Starz - Liberty Capital	10,895	251
International Game Technology	13,426	240
Williams-Sonoma Inc.	4,097	221
Guess? Inc.	6,908	220
DeVry Inc.	6,966	218
Washington Post Co. Class B	456	213
* CST Brands Inc.	6,690	203
Expedia Inc.	3,465	199
* Hyatt Hotels Corp. Class A	4,739	195
* Sears Holdings Corp.	3,938	192
Thor Industries Inc.	4,296	184
DISH Network Corp. Class A	4,704	181
Tiffany & Co.	2,280	177
Wendy's Co.	29,485	175
* DreamWorks Animation SKG Inc. Class A	7,326	161
John Wiley & Sons Inc. Class A	2,714	108
Choice Hotels International Inc.	2,626	104
Regal Entertainment Group Class A	5,631	100
Chico's FAS Inc.	5,369	97
American Eagle Outfitters Inc.	4,463	88
* Deckers Outdoor Corp.	1,531	82
Marriott International Inc./DE Class A	1,913	80
PVH Corp.	688	79
* AutoNation Inc.	1,692	78
* NVR Inc.	58	57
* Lamar Advertising Co. Class A	1,152	54
Hasbro Inc.	1,149	51
Aaron's Inc.	1,779	50
* Norwegian Cruise Line Holdings Ltd.	1,458	45
* Sears Hometown and Outlet Stores Inc.	719	40
* Sally Beauty Holdings Inc.	839	26
* Clear Channel Outdoor Holdings Inc. Class A	1,824	16
DSW Inc. Class A	191	14
* HomeAway Inc.	419	13
		80,902
Consumer Staples (7.2%)
Procter & Gamble Co.	279,251	21,435
CVS Caremark Corp.	112,387	6,471
Mondelez International Inc. Class A	184,851	5,446
Walgreen Co.	94,828	4,529
Kraft Foods Group Inc.	61,517	3,391
Wal-Mart Stores Inc.	39,203	2,934
Archer-Daniels-Midland Co.	72,380	2,333
Altria Group Inc.	49,840	1,799
ConAgra Foods Inc.	45,416	1,530
Philip Morris International Inc.	15,063	1,369
JM Smucker Co.	12,359	1,248
Reynolds American Inc.	23,790	1,145
Beam Inc.	17,423	1,130
Bunge Ltd.	16,054	1,117
Clorox Co.	13,401	1,113
Coca-Cola Enterprises Inc.	28,441	1,057
Sysco Corp.	30,735	1,039
HJ Heinz Co.	13,404	970
* Constellation Brands Inc. Class A	16,417	870

Tyson Foods Inc. Class A	31,586	790
General Mills Inc.	15,632	736
Molson Coors Brewing Co. Class B	14,267	705
Energizer Holdings Inc.	6,750	646
Safeway Inc.	22,556	519
* Smithfield Foods Inc.	15,308	504
Colgate-Palmolive Co.	8,700	503
Ingredion Inc.	6,583	449
Kimberly-Clark Corp.	4,625	448
Church & Dwight Co. Inc.	5,858	356
Avon Products Inc.	11,331	267
Hormel Foods Corp.	6,448	257
* Green Mountain Coffee Roasters Inc.	2,344	171
Campbell Soup Co.	3,967	170
Brown-Forman Corp. Class B	2,149	148
* WhiteWave Foods Co. Class A	5,545	97
Kellogg Co.	1,349	84
Hillshire Brands Co.	2,030	70
* Dean Foods Co.	2,645	28
* WhiteWave Foods Co. Class B	961	16
		67,890
Energy (15.5%)
Exxon Mobil Corp.	514,064	46,507
Chevron Corp.	216,941	26,629
ConocoPhillips	139,060	8,530
Occidental Petroleum Corp.	89,161	8,209
Anadarko Petroleum Corp.	54,860	4,799
Phillips 66	68,677	4,572
Apache Corp.	42,907	3,524
Marathon Petroleum Corp.	37,415	3,087
Halliburton Co.	69,024	2,889
Marathon Oil Corp.	77,355	2,660
National Oilwell Varco Inc.	36,126	2,540
Devon Energy Corp.	44,322	2,520
Valero Energy Corp.	60,871	2,473
Hess Corp.	33,386	2,251
Spectra Energy Corp.	71,854	2,197
Baker Hughes Inc.	48,242	2,194
Noble Energy Inc.	30,438	1,755
Chesapeake Energy Corp.	72,365	1,580
Murphy Oil Corp.	21,130	1,338
EQT Corp.	14,473	1,156
HollyFrontier Corp.	22,719	1,125
* Southwestern Energy Co.	24,929	940
Tesoro Corp.	15,223	938
CONSOL Energy Inc.	24,819	861
* Denbury Resources Inc.	43,407	796
Cimarex Energy Co.	9,482	665
Peabody Energy Corp.	30,384	598
QEP Resources Inc.	19,340	548
Diamond Offshore Drilling Inc.	7,687	529
Nabors Industries Ltd.	32,132	514
* Whiting Petroleum Corp.	11,087	511
Helmerich & Payne Inc.	7,982	493
* Superior Energy Services Inc.	17,478	466
* Rowan Cos. plc Class A	13,523	449
Energen Corp.	7,910	429

* WPX Energy Inc.	21,932	422
* Ultra Petroleum Corp.	16,764	382
* Cameron International Corp.	6,123	373
* Newfield Exploration Co.	14,974	356
Pioneer Natural Resources Co.	2,467	342
Patterson-UTI Energy Inc.	15,723	330
Tidewater Inc.	5,839	322
* SandRidge Energy Inc.	53,683	278
* McDermott International Inc.	25,386	242
* Unit Corp.	5,151	233
* Cheniere Energy Inc.	7,894	232
* Atwood Oceanics Inc.	4,121	216
World Fuel Services Corp.	5,233	213
* Alpha Natural Resources Inc.	24,839	166
Teekay Corp.	4,148	160
EXCO Resources Inc.	14,397	117
SEACOR Holdings Inc.	1,280	98
* Oil States International Inc.	779	77
SM Energy Co.	1,082	66
PBF Energy Inc.	2,129	62
* Era Group Inc.	1,280	33
* Cobalt International Energy Inc.	1,046	27
RPC Inc.	538	7
* Laredo Petroleum Holdings Inc.	120	2
		146,028
Financials (28.8%)
JPMorgan Chase & Co.	418,541	22,848
* Berkshire Hathaway Inc. Class B	195,813	22,336
Wells Fargo & Co.	538,650	21,842
Citigroup Inc.	322,318	16,757
Bank of America Corp.	1,183,261	16,163
Goldman Sachs Group Inc.	51,148	8,290
US Bancorp/MN	208,281	7,302
Morgan Stanley	169,357	4,386
PNC Financial Services Group Inc.	58,124	4,164
MetLife Inc.	93,508	4,134
Bank of New York Mellon Corp.	131,156	3,943
Capital One Financial Corp.	63,816	3,888
Prudential Financial Inc.	51,371	3,543
ACE Ltd.	37,185	3,335
State Street Corp.	50,141	3,318
* American International Group Inc.	70,765	3,146
American Express Co.	39,209	2,968
Aflac Inc.	51,311	2,857
Allstate Corp.	53,707	2,591
Discover Financial Services	54,562	2,587
Chubb Corp.	29,573	2,576
BB&T Corp.	76,813	2,529
CME Group Inc./IL	36,464	2,477
Charles Schwab Corp.	118,273	2,349
Ventas Inc.	31,661	2,260
Prologis Inc.	54,783	2,208
HCP Inc.	46,141	2,186
Health Care REIT Inc.	31,274	2,128
Travelers Cos. Inc.	24,333	2,037
Aon plc	30,877	1,966
SunTrust Banks Inc.	58,813	1,887

Ameriprise Financial Inc.	22,796	1,858
Fifth Third Bancorp	101,709	1,851
Equity Residential	32,690	1,849
Franklin Resources Inc.	11,787	1,825
BlackRock Inc.	6,482	1,810
Progressive Corp.	67,422	1,719
AvalonBay Communities Inc.	12,540	1,664
Invesco Ltd.	49,100	1,657
Vornado Realty Trust	20,253	1,619
Loews Corp.	34,138	1,564
Hartford Financial Services Group Inc.	48,461	1,484
Annaly Capital Management Inc.	107,773	1,464
Boston Properties Inc.	13,654	1,455
M&T Bank Corp.	13,838	1,452
Regions Financial Corp.	154,553	1,411
Host Hotels & Resorts Inc.	78,699	1,400
Northern Trust Corp.	23,861	1,387
Principal Financial Group Inc.	33,151	1,255
SLM Corp.	51,137	1,214
Weyerhaeuser Co.	40,151	1,197
General Growth Properties Inc.	58,029	1,191
KeyCorp	104,741	1,129
NYSE Euronext	27,919	1,123
American Capital Agency Corp.	43,488	1,122
Lincoln National Corp.	29,339	1,046
* CIT Group Inc.	22,304	1,028
XL Group plc Class A	32,231	1,013
Kimco Realty Corp.	44,954	996
Realty Income Corp.	21,510	978
Macerich Co.	14,699	954
Leucadia National Corp.	28,916	907
Simon Property Group Inc.	5,305	883
SL Green Realty Corp.	9,781	851
Unum Group	29,705	846
Comerica Inc.	20,469	808
Cincinnati Financial Corp.	16,223	768
* Markel Corp.	1,467	767
Huntington Bancshares Inc./OH	94,407	732
* Alleghany Corp.	1,864	727
Everest Re Group Ltd.	5,431	704
* Arch Capital Group Ltd.	13,074	669
UDR Inc.	27,218	663
Torchmark Corp.	10,180	657
Fidelity National Financial Inc. Class A	24,464	644
New York Community Bancorp Inc.	48,031	628
TD Ameritrade Holding Corp.	25,676	602
* Genworth Financial Inc. Class A	54,171	586
Duke Realty Corp.	34,987	580
PartnerRe Ltd.	6,267	568
Zions Bancorporation	20,143	565
Raymond James Financial Inc.	12,401	545
Alexandria Real Estate Equities Inc.	7,819	536
Reinsurance Group of America Inc. Class A	8,120	535
Senior Housing Properties Trust	20,599	532
DDR Corp.	30,392	531
Legg Mason Inc.	14,487	508
Ares Capital Corp.	29,339	503

Marsh & McLennan Cos. Inc.	12,509	501
WR Berkley Corp.	12,124	497
Axis Capital Holdings Ltd.	11,258	490
Hudson City Bancorp Inc.	57,396	488
HCC Insurance Holdings Inc.	11,250	482
Liberty Property Trust	11,381	462
National Retail Properties Inc.	12,740	457
* American Capital Ltd.	34,176	456
Hospitality Properties Trust	15,375	449
Jones Lang LaSalle Inc.	4,731	434
Corrections Corp. of America	12,283	432
Assured Guaranty Ltd.	18,988	429
American Financial Group Inc./OH	8,824	428
BioMed Realty Trust Inc.	20,433	428
Weingarten Realty Investors	13,352	426
American Campus Communities Inc.	10,317	421
Assurant Inc.	8,419	419
First Republic Bank/CA	11,206	416
RenaissanceRe Holdings Ltd.	4,808	413
NASDAQ OMX Group Inc.	12,853	404
People's United Financial Inc.	28,922	398
Kilroy Realty Corp.	7,437	393
East West Bancorp Inc.	14,857	391
Old Republic International Corp.	28,638	390
Douglas Emmett Inc.	15,142	386
Commerce Bancshares Inc./MO	8,779	382
Brown & Brown Inc.	11,781	380
White Mountains Insurance Group Ltd.	639	378
Cullen/Frost Bankers Inc.	5,863	377
* SVB Financial Group	4,867	377
CBL & Associates Properties Inc.	16,216	373
First Niagara Financial Group Inc.	38,073	372
* E*TRADE Financial Corp.	31,527	367
Piedmont Office Realty Trust Inc. Class A	19,061	362
Taubman Centers Inc.	4,416	356
Validus Holdings Ltd.	9,853	356
Protective Life Corp.	8,985	347
ProAssurance Corp.	6,893	346
MFA Financial Inc.	39,347	345
Chimera Investment Corp.	111,137	339
* Popular Inc.	11,182	335
* Signature Bank/New York NY	4,311	333
City National Corp./CA	5,178	325
First Horizon National Corp.	27,776	319
* Forest City Enterprises Inc. Class A	16,615	312
* Howard Hughes Corp.	3,033	302
BRE Properties Inc.	5,959	298
Associated Banc-Corp	19,271	297
Hatteras Financial Corp.	10,750	278
Aspen Insurance Holdings Ltd.	7,272	267
CommonWealth REIT	12,994	266
Corporate Office Properties Trust	9,755	260
TCF Financial Corp.	18,009	259
Mack-Cali Realty Corp.	9,770	259
Fulton Financial Corp.	22,293	256
Bank of Hawaii Corp.	4,839	244
Brandywine Realty Trust	17,120	242

Synovus Financial Corp.	87,424	240
* Affiliated Managers Group Inc.	1,382	227
* MBIA Inc.	15,066	215
StanCorp Financial Group Inc.	4,678	212
Regency Centers Corp.	4,018	207
Endurance Specialty Holdings Ltd.	4,112	207
Valley National Bancorp	21,988	205
* Realogy Holdings Corp.	3,943	204
CapitalSource Inc.	21,532	203
Washington Federal Inc.	11,240	197
Extra Space Storage Inc.	4,598	193
Capitol Federal Financial Inc.	16,078	191
Kemper Corp.	5,304	181
BOK Financial Corp.	2,749	179
Janus Capital Group Inc.	19,777	173
Federal Realty Investment Trust	1,604	173
Post Properties Inc.	3,496	167
Allied World Assurance Co. Holdings AG	1,868	167
Camden Property Trust	2,343	162
Rayonier Inc.	2,922	162
* Alexander & Baldwin Inc.	4,509	159
Home Properties Inc.	2,491	151
Retail Properties of America Inc.	9,648	147
Apartment Investment & Management Co. Class A	4,715	143
Hanover Insurance Group Inc.	2,668	134
Mercury General Corp.	2,902	130
* St. Joe Co.	6,199	127
First Citizens BancShares Inc./NC Class A	551	109
CNA Financial Corp.	2,931	100
* TFS Financial Corp.	8,686	95
BankUnited Inc.	3,786	93
American National Insurance Co.	877	88
Equity Lifestyle Properties Inc.	882	68
Interactive Brokers Group Inc.	3,915	62
CBOE Holdings Inc.	1,232	49
Federated Investors Inc. Class B	1,382	38
LPL Financial Holdings Inc.	672	25
Mid-America Apartment Communities Inc.	263	18
		271,361
Health Care (11.6%)
Pfizer Inc.	779,644	21,230
Johnson & Johnson	234,036	19,701
Merck & Co. Inc.	333,953	15,596
UnitedHealth Group Inc.	114,050	7,143
Medtronic Inc.	107,078	5,462
Eli Lilly & Co.	71,667	3,810
Thermo Fisher Scientific Inc.	40,365	3,564
Covidien plc	50,240	3,195
Aetna Inc.	41,717	2,519
WellPoint Inc.	31,311	2,410
Cigna Corp.	31,699	2,152
Humana Inc.	18,012	1,455
* Boston Scientific Corp.	148,587	1,373
* Life Technologies Corp.	17,928	1,328
Zimmer Holdings Inc.	16,426	1,290
* Forest Laboratories Inc.	29,009	1,153
Quest Diagnostics Inc.	15,276	945

* CareFusion Corp.	24,491	900
Cardinal Health Inc.	17,255	810
Bristol-Myers Squibb Co.	17,057	785
Universal Health Services Inc. Class B	9,151	633
* Hospira Inc.	18,194	631
* Hologic Inc.	28,897	600
Stryker Corp.	8,918	592
Omnicare Inc.	11,764	542
* Tenet Healthcare Corp.	10,617	503
* MEDNAX Inc.	5,385	500
* QIAGEN NV	25,998	486
Community Health Systems Inc.	9,778	471
* Covance Inc.	5,835	435
Cooper Cos. Inc.	3,699	418
* Henry Schein Inc.	4,197	404
* Health Management Associates Inc. Class A	28,505	393
PerkinElmer Inc.	12,495	391
AbbVie Inc.	9,052	386
Baxter International Inc.	5,290	372
* Sirona Dental Systems Inc.	5,149	365
DENTSPLY International Inc.	8,621	360
Teleflex Inc.	4,439	348
Abbott Laboratories	9,079	333
* Brookdale Senior Living Inc. Class A	10,900	309
St. Jude Medical Inc.	7,032	304
* Health Net Inc./CA	9,313	297
* Allscripts Healthcare Solutions Inc.	19,057	264
* LifePoint Hospitals Inc.	5,224	260
* Bio-Rad Laboratories Inc. Class A	2,253	256
HCA Holdings Inc.	6,480	253
* VCA Antech Inc.	9,863	252
Hill-Rom Holdings Inc.	6,573	237
* Alere Inc.	8,511	218
* Endo Health Solutions Inc.	4,686	170
Becton Dickinson and Co.	1,543	152
Zoetis Inc.	3,268	105
* Mylan Inc./PA	3,339	102
* Charles River Laboratories International Inc.	1,826	79
Patterson Cos. Inc.	678	26
		109,268
Industrials (9.0%)
General Electric Co.	1,164,746	27,162
FedEx Corp.	32,497	3,131
Norfolk Southern Corp.	35,756	2,739
Eaton Corp. plc	41,322	2,730
General Dynamics Corp.	34,918	2,692
Danaher Corp.	42,162	2,606
Raytheon Co.	36,574	2,437
Northrop Grumman Corp.	25,918	2,135
Waste Management Inc.	50,900	2,134
Tyco International Ltd.	51,159	1,730
PACCAR Inc.	30,309	1,625
Dover Corp.	18,787	1,470
Stanley Black & Decker Inc.	17,468	1,384
Pentair Ltd.	23,225	1,353
Republic Services Inc. Class A	33,321	1,136
ADT Corp.	23,993	974

CSX Corp.	37,017	933
Southwest Airlines Co.	64,608	915
Parker Hannifin Corp.	9,121	910
3M Co.	7,611	839
L-3 Communications Holdings Inc.	9,836	837
* Jacobs Engineering Group Inc.	14,030	800
Boeing Co.	7,920	784
Textron Inc.	28,991	782
Emerson Electric Co.	12,636	726
* Quanta Services Inc.	22,900	650
Fortune Brands Home & Security Inc.	14,607	618
* Delta Air Lines Inc.	33,511	604
AGCO Corp.	10,718	595
KBR Inc.	16,232	586
* Owens Corning	13,204	577
Towers Watson & Co. Class A	6,635	515
Waste Connections Inc.	12,649	509
Xylem Inc./NY	18,002	507
Manpowergroup Inc.	8,771	502
Timken Co.	8,733	496
Avery Dennison Corp.	11,286	491
Snap-on Inc.	5,028	458
* Terex Corp.	12,141	435
IDEX Corp.	7,462	411
Gardner Denver Inc.	5,421	409
URS Corp.	8,435	409
Carlisle Cos. Inc.	6,183	404
* Oshkosh Corp.	9,831	391
Kennametal Inc.	8,917	386
Trinity Industries Inc.	8,791	360
Ryder System Inc.	5,683	358
* WESCO International Inc.	4,817	358
* AECOM Technology Corp.	11,586	357
Ingersoll-Rand plc	5,899	339
Lockheed Martin Corp.	3,179	336
Nielsen Holdings NV	9,907	336
Crane Co.	5,478	327
Chicago Bridge & Iron Co. NV	5,091	322
Regal-Beloit Corp.	4,615	312
* Hertz Global Holdings Inc.	12,019	310
Fluor Corp.	4,830	305
Kansas City Southern	2,733	303
Alliant Techsystems Inc.	3,790	298
Huntington Ingalls Industries Inc.	5,275	291
Cintas Corp.	6,375	291
* Navistar International Corp.	7,978	286
Triumph Group Inc.	3,640	283
SPX Corp.	3,569	282
RR Donnelley & Sons Co.	20,309	269
GATX Corp.	5,363	268
Exelis Inc.	20,804	253
ITT Corp.	7,957	240
Covanta Holding Corp.	11,636	238
Harsco Corp.	9,143	214
* Spirit Aerosystems Holdings Inc. Class A	9,735	210
Air Lease Corp. Class A	7,195	201
* Colfax Corp.	3,798	190

* General Cable Corp.	4,984	176
UTi Worldwide Inc.	10,839	172
Illinois Tool Works Inc.	2,378	167
Dun & Bradstreet Corp.	1,556	153
CNH Global NV	2,998	130
* Kirby Corp.	1,612	126
* Verisk Analytics Inc. Class A	2,094	123
Pitney Bowes Inc.	7,536	111
Hubbell Inc. Class B	1,075	108
Con-way Inc.	2,824	107
* GrafTech International Ltd.	12,724	107
Matson Inc.	4,136	104
Copa Holdings SA Class A	715	94
Expeditors International of Washington Inc.	2,277	89
Equifax Inc.	1,452	88
Flowserve Corp.	449	75
KAR Auction Services Inc.	3,202	75
Manitowoc Co. Inc.	3,206	67
Iron Mountain Inc.	1,215	44
* WABCO Holdings Inc.	528	40
* Engility Holdings Inc.	1,506	38
Nordson Corp.	431	31
* MRC Global Inc.	929	26
		85,305
Information Technology (6.9%)
Cisco Systems Inc.	588,118	14,162
Hewlett-Packard Co.	217,474	5,311
Intel Corp.	141,977	3,447
* Yahoo! Inc.	120,966	3,181
Corning Inc.	166,882	2,565
Dell Inc.	162,330	2,167
Applied Materials Inc.	131,993	2,006
* Symantec Corp.	75,174	1,683
* SanDisk Corp.	26,970	1,592
Texas Instruments Inc.	41,374	1,485
Analog Devices Inc.	30,158	1,385
* Micron Technology Inc.	109,662	1,281
Fidelity National Information Services Inc.	27,586	1,239
Xerox Corp.	139,377	1,225
KLA-Tencor Corp.	18,584	1,046
* Juniper Networks Inc.	58,219	1,032
CA Inc.	37,156	1,015
* Adobe Systems Inc.	23,560	1,011
NVIDIA Corp.	63,510	920
Western Digital Corp.	14,331	907
Broadcom Corp. Class A	23,250	835
* Cree Inc.	12,627	787
* Electronic Arts Inc.	33,302	766
Computer Sciences Corp.	17,082	762
Activision Blizzard Inc.	46,363	669
Amdocs Ltd.	18,497	660
* Lam Research Corp.	12,344	577
* Synopsys Inc.	15,614	569
* Avnet Inc.	15,239	521
* NetApp Inc.	13,434	504
Marvell Technology Group Ltd.	44,932	487
Maxim Integrated Products Inc.	15,896	469

* Arrow Electronics Inc.	11,510	458
Harris Corp.	8,913	447
Molex Inc.	15,206	446
* ON Semiconductor Corp.	50,600	433
IAC/InterActiveCorp	7,231	351
* JDS Uniphase Corp.	25,481	347
* Atmel Corp.	43,970	346
Jabil Circuit Inc.	16,897	339
* Teradyne Inc.	18,207	327
* Ingram Micro Inc.	16,980	324
SAIC Inc.	20,398	296
* CoreLogic Inc./United States	10,627	278
* Brocade Communications Systems Inc.	49,685	270
* Compuware Corp.	22,735	255
* Rovi Corp.	9,530	246
* Fiserv Inc.	2,661	232
Lexmark International Inc. Class A	7,442	227
* Polycom Inc.	19,871	225
AOL Inc.	6,288	218
* Fairchild Semiconductor International Inc. Class A	14,727	214
* Zebra Technologies Corp.	4,625	211
* Vishay Intertechnology Inc.	13,996	204
* Tech Data Corp.	4,009	201
DST Systems Inc.	2,946	201
Diebold Inc.	6,224	200
* Itron Inc.	4,189	176
* Stratasys Ltd.	1,902	160
* PMC - Sierra Inc.	22,448	135
* EchoStar Corp. Class A	3,093	123
Paychex Inc.	2,196	82
Dolby Laboratories Inc. Class A	2,104	74
FLIR Systems Inc.	2,912	71
Cypress Semiconductor Corp.	5,955	67
Total System Services Inc.	2,639	62
* Akamai Technologies Inc.	1,331	61
AVX Corp.	4,889	59
* VeriSign Inc.	1,196	56
Avago Technologies Ltd. Class A	1,357	51
* Skyworks Solutions Inc.	2,050	49
Genpact Ltd.	2,386	46
Booz Allen Hamilton Holding Corp.	2,355	41
* Workday Inc. Class A	607	39
* Silicon Laboratories Inc.	392	17
* ServiceNow Inc.	342	13
* Palo Alto Networks Inc.	175	8
* Freescale Semiconductor Ltd.	197	3
		64,955
Materials (3.5%)
Dow Chemical Co.	131,414	4,529
Freeport-McMoRan Copper & Gold Inc.	113,708	3,531
International Paper Co.	48,138	2,222
Air Products & Chemicals Inc.	23,168	2,187
LyondellBasell Industries NV Class A	32,671	2,177
Mosaic Co.	32,568	1,981
Newmont Mining Corp.	53,724	1,842
Nucor Corp.	34,712	1,545
Alcoa Inc.	117,489	999

CF Industries Holdings Inc.	5,103	974
Ashland Inc.	8,536	759
Vulcan Materials Co.	14,084	755
Rock Tenn Co. Class A	6,846	676
MeadWestvaco Corp.	18,766	657
Reliance Steel & Aluminum Co.	8,334	548
* Crown Holdings Inc.	12,335	522
Sealed Air Corp.	21,532	517
Bemis Co. Inc.	11,294	442
Huntsman Corp.	20,605	401
Sonoco Products Co.	11,205	392
Rockwood Holdings Inc.	5,260	351
Allegheny Technologies Inc.	11,877	327
Cytec Industries Inc.	4,530	324
Cliffs Natural Resources Inc.	17,306	312
Steel Dynamics Inc.	19,672	302
RPM International Inc.	8,927	296
Cabot Corp.	7,153	293
United States Steel Corp.	15,994	283
Albemarle Corp.	4,164	279
Martin Marietta Materials Inc.	2,544	277
Aptargroup Inc.	4,823	274
Domtar Corp.	3,659	265
Carpenter Technology Corp.	4,337	209
Eastman Chemical Co.	2,907	208
Commercial Metals Co.	12,238	189
Greif Inc. Class A	3,428	179
Westlake Chemical Corp.	1,696	158
Southern Copper Corp.	4,377	136
* Owens-Illinois Inc.	4,579	126
Walter Energy Inc.	7,013	120
* Tahoe Resources Inc.	7,232	105
* WR Grace & Co.	633	53
Intrepid Potash Inc.	2,831	53
* Molycorp Inc.	7,757	51
Packaging Corp. of America	754	37
Kronos Worldwide Inc.	1,849	31
Scotts Miracle-Gro Co. Class A	450	21
		32,915
Telecommunication Services (2.9%)
AT&T Inc.	603,710	21,124
* Sprint Nextel Corp.	329,758	2,407
CenturyLink Inc.	68,284	2,332
Frontier Communications Corp.	109,026	451
* T-Mobile US Inc.	15,254	327
Telephone & Data Systems Inc.	10,619	247
Windstream Corp.	26,486	213
* Level 3 Communications Inc.	8,408	180
* Clearwire Corp. Class A	39,778	178
* NII Holdings Inc.	18,712	144
* United States Cellular Corp.	1,304	52
		27,655
Utilities (6.1%)
Duke Energy Corp.	77,241	5,170
Southern Co.	95,466	4,191
Dominion Resources Inc./VA	62,837	3,553

NextEra Energy Inc.	45,835	3,466
Exelon Corp.	93,593	2,933
American Electric Power Co. Inc.	53,022	2,429
Sempra Energy	26,441	2,150
PG&E Corp.	46,202	2,075
PPL Corp.	63,892	1,898
Public Service Enterprise Group Inc.	55,732	1,841
Consolidated Edison Inc.	32,158	1,835
FirstEnergy Corp.	46,022	1,795
Edison International	35,891	1,649
Xcel Energy Inc.	53,259	1,530
Northeast Utilities	34,573	1,441
Entergy Corp.	19,506	1,344
DTE Energy Co.	18,774	1,251
CenterPoint Energy Inc.	47,026	1,090
Wisconsin Energy Corp.	25,360	1,035
NiSource Inc.	34,391	988
Ameren Corp.	26,880	915
NRG Energy Inc.	35,401	903
AES Corp./VA	70,745	863
* Calpine Corp.	42,101	855
CMS Energy Corp.	28,424	766
American Water Works Co. Inc.	19,160	765
OGE Energy Corp.	10,826	735
SCANA Corp.	13,717	692
Pinnacle West Capital Corp.	11,968	676
Alliant Energy Corp.	12,160	599
NV Energy Inc.	25,466	597
Pepco Holdings Inc.	27,215	565
AGL Resources Inc.	12,947	548
MDU Resources Group Inc.	20,599	533
Integrys Energy Group Inc.	8,516	490
National Fuel Gas Co.	7,834	479
UGI Corp.	12,356	472
Westar Energy Inc.	13,802	438
Aqua America Inc.	13,636	424
Atmos Energy Corp.	9,900	418
TECO Energy Inc.	23,549	415
Questar Corp.	15,254	371
Great Plains Energy Inc.	14,682	331
Vectren Corp.	9,066	311
Hawaiian Electric Industries Inc.	10,635	278
		58,103
Total Common Stocks (Cost $782,080)		944,382
Total Investments (100.1%) (Cost $782,080)		944,382
Other Assets and Liabilities-Net (-0.1%)		(922)
Net Assets (100%)		943,460
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Russell 1000 Value Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

At May 31, 2011, the cost of investment securities for tax purposes was $782,080,000. Net unrealized appreciation of investment securities for tax purposes was 162,302,000, consisting of unrealized gains of $169,272,000 on securities that had risen in value since their purchase and $6,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (17.1%)
Home Depot Inc.	209,056	16,444
McDonald's Corp.	138,727	13,397
* Amazon.com Inc.	49,407	13,292
Comcast Corp. Class A	174,537	7,008
Starbucks Corp.	103,577	6,533
NIKE Inc. Class B	98,761	6,090
Walt Disney Co.	89,785	5,664
* priceline.com Inc.	6,817	5,480
TJX Cos. Inc.	101,102	5,117
* DIRECTV	78,159	4,778
Viacom Inc. Class B	67,517	4,449
Yum! Brands Inc.	62,755	4,252
Time Warner Cable Inc.	40,241	3,843
News Corp. Class A	98,892	3,175
Las Vegas Sands Corp.	54,558	3,159
* Liberty Global Inc. Class A	36,022	2,655
* Discovery Communications Inc. Class A	32,849	2,590
Coach Inc.	39,158	2,281
Omnicom Group Inc.	35,565	2,210
VF Corp.	11,969	2,201
Delphi Automotive plc	44,745	2,184
* Bed Bath & Beyond Inc.	30,203	2,061
* AutoZone Inc.	4,921	2,012
Ross Stores Inc.	30,897	1,987
Virgin Media Inc.	38,120	1,893
Starwood Hotels & Resorts Worldwide Inc.	27,206	1,858
Sirius XM Radio Inc.	519,001	1,806
Harley-Davidson Inc.	31,929	1,741
* Netflix Inc.	7,624	1,725
Genuine Parts Co.	21,504	1,672
* O'Reilly Automotive Inc.	15,173	1,652
L Brands Inc.	32,979	1,649
Mattel Inc.	36,257	1,622
Gap Inc.	39,681	1,609
* Chipotle Mexican Grill Inc. Class A	4,352	1,571
* Dollar Tree Inc.	31,900	1,532
Wynn Resorts Ltd.	10,919	1,484
Ralph Lauren Corp. Class A	8,435	1,477
* Dollar General Corp.	25,132	1,327
* BorgWarner Inc.	15,613	1,266
Marriott International Inc. Class A	29,864	1,255
Nordstrom Inc.	20,304	1,194
Tiffany & Co.	14,762	1,148
PVH Corp.	9,651	1,112
Tractor Supply Co.	9,754	1,092
Wyndham Worldwide Corp.	18,396	1,069
* LKQ Corp.	40,912	1,002
* Tesla Motors Inc.	9,800	958
PetSmart Inc.	13,901	938

Darden Restaurants Inc.	17,876	926
DISH Network Corp. Class A	22,203	856
Polaris Industries Inc.	8,801	841
Lowe's Cos. Inc.	19,911	838
Advance Auto Parts Inc.	9,899	807
Family Dollar Stores Inc.	13,102	801
Scripps Networks Interactive Inc. Class A	11,502	775
* Ulta Salon Cosmetics & Fragrance Inc.	8,536	775
* TripAdvisor Inc.	11,898	767
* Fossil Inc.	7,115	756
* Panera Bread Co. Class A	3,935	755
* Charter Communications Inc. Class A	6,660	745
* Michael Kors Holdings Ltd.	11,588	728
Dick's Sporting Goods Inc.	13,578	711
CBS Corp. Class B	14,059	696
H&R Block Inc.	23,410	685
* Under Armour Inc. Class A	10,640	660
Hanesbrands Inc.	13,218	659
Hasbro Inc.	14,263	634
* Urban Outfitters Inc.	14,555	610
* NVR Inc.	618	608
Tupperware Brands Corp.	7,191	582
* Sally Beauty Holdings Inc.	18,778	575
* AMC Networks Inc. Class A	8,089	518
* Goodyear Tire & Rubber Co.	33,775	511
Carter's Inc.	6,753	487
Cinemark Holdings Inc.	15,990	469
Gentex Corp.	20,332	465
GNC Holdings Inc. Class A	9,621	433
* Lamar Advertising Co. Class A	9,117	426
Expedia Inc.	7,405	425
American Eagle Outfitters Inc.	21,184	419
Brinker International Inc.	9,903	388
Dunkin' Brands Group Inc.	9,592	380
International Game Technology	20,697	370
Williams-Sonoma Inc.	6,669	360
* Tempur-Pedic International Inc.	8,364	354
* Ascena Retail Group Inc.	16,998	346
Macy's Inc.	7,098	343
Target Corp.	4,872	339
DSW Inc. Class A	4,280	317
* Bally Technologies Inc.	5,500	313
Chico's FAS Inc.	16,364	296
* Big Lots Inc.	8,477	289
* Apollo Group Inc. Class A	13,123	262
* CarMax Inc.	5,423	254
* Liberty Interactive Corp. Class A	10,364	233
* Pandora Media Inc.	13,489	230
Aaron's Inc.	7,650	215
Morningstar Inc.	2,973	204
Weight Watchers International Inc.	3,623	166
* Deckers Outdoor Corp.	3,030	163
* Jarden Corp.	3,291	153
Foot Locker Inc.	4,329	149
* Liberty Media Corp. Class A	991	124
* AutoNation Inc.	2,595	120
Kohl's Corp.	2,263	116

John Wiley & Sons Inc. Class A	2,875	114
* HomeAway Inc.	3,596	110
* ITT Educational Services Inc.	3,909	94
Allison Transmission Holdings Inc.	3,373	80
DR Horton Inc.	2,972	72
Regal Entertainment Group Class A	4,054	72
* Groupon Inc.	7,837	60
* Norwegian Cruise Line Holdings Ltd.	1,786	55
* Liberty Ventures Class A	592	48
Interpublic Group of Cos. Inc.	2,824	40
* Penn National Gaming Inc.	665	37
Cablevision Systems Corp. Class A	2,349	35
Garmin Ltd.	863	30
* Starz - Liberty Capital	811	19
* Clear Channel Outdoor Holdings Inc. Class A	2,154	18
* Madison Square Garden Co. Class A	311	18
* Visteon Corp.	248	16
Thor Industries Inc.	261	11
Choice Hotels International Inc.	228	9
		186,879
Consumer Staples (12.6%)
Coca-Cola Co.	530,552	21,217
Philip Morris International Inc.	214,035	19,458
PepsiCo Inc.	213,522	17,246
Wal-Mart Stores Inc.	182,082	13,627
Altria Group Inc.	215,623	7,784
Colgate-Palmolive Co.	119,452	6,909
Costco Wholesale Corp.	59,162	6,488
Kimberly-Clark Corp.	47,814	4,630
General Mills Inc.	69,619	3,278
Whole Foods Market Inc.	49,958	2,591
Kroger Co.	72,542	2,442
Lorillard Inc.	53,278	2,261
Mead Johnson Nutrition Co.	27,739	2,249
Estee Lauder Cos. Inc. Class A	31,401	2,128
Procter & Gamble Co.	27,502	2,111
CVS Caremark Corp.	35,222	2,028
HJ Heinz Co.	27,071	1,959
Kellogg Co.	31,158	1,933
Hershey Co.	20,411	1,819
Sysco Corp.	41,984	1,419
Dr Pepper Snapple Group Inc.	29,281	1,346
Brown-Forman Corp. Class B	18,094	1,245
McCormick & Co. Inc.	18,014	1,244
* Green Mountain Coffee Roasters Inc.	16,057	1,174
Avon Products Inc.	45,970	1,084
* Monster Beverage Corp.	18,823	1,028
Campbell Soup Co.	19,178	821
Reynolds American Inc.	15,046	724
Church & Dwight Co. Inc.	11,615	706
Herbalife Ltd.	14,750	688
Flowers Foods Inc.	15,295	510
Hillshire Brands Co.	14,007	485
Nu Skin Enterprises Inc. Class A	7,377	434
Hormel Foods Corp.	10,721	427
Mondelez International Inc. Class A	12,883	380
Kraft Foods Group Inc.	4,343	239

* Dean Foods Co.	21,541	226
* Fresh Market Inc.	3,781	187
Ingredion Inc.	2,027	138
* WhiteWave Foods Co. Class B	7,836	130
Coca-Cola Enterprises Inc.	2,705	101
Clorox Co.	1,175	98
Safeway Inc.	4,195	97
* WhiteWave Foods Co. Class A	2,908	51
		137,140
Energy (4.0%)
Schlumberger Ltd.	182,092	13,298
EOG Resources Inc.	36,707	4,739
Williams Cos. Inc.	92,530	3,255
Kinder Morgan Inc.	67,090	2,548
Pioneer Natural Resources Co.	15,379	2,133
Cabot Oil & Gas Corp.	28,881	2,032
* FMC Technologies Inc.	32,404	1,804
Halliburton Co.	39,959	1,672
Range Resources Corp.	22,141	1,665
* Cameron International Corp.	25,963	1,580
* Concho Resources Inc.	14,139	1,183
Oceaneering International Inc.	15,026	1,089
National Oilwell Varco Inc.	13,540	952
* Oil States International Inc.	6,443	635
* Southwestern Energy Co.	16,587	625
* Dresser-Rand Group Inc.	10,181	617
* Cobalt International Energy Inc.	23,609	612
Noble Energy Inc.	10,572	610
* Cheniere Energy Inc.	19,467	571
* Continental Resources Inc.	5,656	459
SM Energy Co.	7,369	447
Golar LNG Ltd.	5,671	193
Helmerich & Payne Inc.	3,005	186
CARBO Ceramics Inc.	2,616	172
* Atwood Oceanics Inc.	2,512	132
World Fuel Services Corp.	2,906	118
* Whiting Petroleum Corp.	2,156	99
SEACOR Holdings Inc.	1,238	95
* Kosmos Energy Ltd.	8,764	90
RPC Inc.	6,483	82
* Laredo Petroleum Holdings Inc.	1,962	38
* Era Group Inc.	1,038	27
PBF Energy Inc.	529	15
		43,773
Financials (4.9%)
American Express Co.	87,885	6,654
Simon Property Group Inc.	34,737	5,782
American Tower Corporation	53,810	4,189
Public Storage	19,420	2,948
T. Rowe Price Group Inc.	34,778	2,638
BlackRock Inc.	9,365	2,615
Marsh & McLennan Cos. Inc.	58,837	2,355
McGraw Hill Financial Inc.	38,103	2,078
Travelers Cos. Inc.	22,926	1,919
Moody's Corp.	26,666	1,772
* IntercontinentalExchange Inc.	9,904	1,696

Digital Realty Trust Inc.	17,758	1,082
Plum Creek Timber Co. Inc.	22,334	1,065
* CBRE Group Inc. Class A	44,596	1,034
* Affiliated Managers Group Inc.	5,154	845
Essex Property Trust Inc.	5,251	825
Federal Realty Investment Trust	6,775	730
Rayonier Inc.	13,147	728
Arthur J Gallagher & Co.	16,190	707
Weyerhaeuser Co.	23,198	692
Franklin Resources Inc.	4,344	672
Eaton Vance Corp.	15,724	653
Camden Property Trust	8,725	604
* MSCI Inc. Class A	16,743	590
SEI Investments Co.	18,937	580
Waddell & Reed Financial Inc. Class A	11,665	537
Lazard Ltd. Class A	15,560	527
Tanger Factory Outlet Centers	13,077	451
Apartment Investment & Management Co. Class A	14,540	440
CBOE Holdings Inc.	10,612	426
Extra Space Storage Inc.	9,610	403
Regency Centers Corp.	7,272	375
Boston Properties Inc.	3,493	372
Equity Lifestyle Properties Inc.	4,653	359
Mid-America Apartment Communities Inc.	5,123	348
Federated Investors Inc. Class B	11,099	307
Erie Indemnity Co. Class A	3,533	268
Home Properties Inc.	3,711	225
Aon plc	3,499	223
Allied World Assurance Co. Holdings AG	2,480	222
LPL Financial Holdings Inc.	5,780	214
HCP Inc.	4,450	211
Taubman Centers Inc.	2,468	199
Leucadia National Corp.	6,260	196
Equity Residential	3,456	195
BRE Properties Inc.	2,996	150
Post Properties Inc.	2,843	136
People's United Financial Inc.	9,715	134
Hanover Insurance Group Inc.	2,590	130
* Arch Capital Group Ltd.	2,121	109
* Realogy Holdings Corp.	2,020	104
* Signature Bank	1,200	93
American Campus Communities Inc.	1,513	62
Validus Holdings Ltd.	1,709	62
Brown & Brown Inc.	1,108	36
Kilroy Realty Corp.	667	35
Endurance Specialty Holdings Ltd.	388	19
* St. Joe Co.	675	14
* Alexander & Baldwin Inc.	254	9
		53,044
Health Care (13.1%)
* Gilead Sciences Inc.	206,797	11,266
Amgen Inc.	106,199	10,676
Bristol-Myers Squibb Co.	209,405	9,635
AbbVie Inc.	203,655	8,694
* Biogen Idec Inc.	32,715	7,769
Abbott Laboratories	203,659	7,468
Johnson & Johnson	84,316	7,098

* Celgene Corp.	56,884	7,034
* Express Scripts Holding Co.	109,922	6,828
Baxter International Inc.	68,662	4,829
Allergan Inc.	41,427	4,122
McKesson Corp.	32,039	3,648
Eli Lilly & Co.	51,246	2,724
* Intuitive Surgical Inc.	5,401	2,687
* Regeneron Pharmaceuticals Inc.	10,604	2,565
* Alexion Pharmaceuticals Inc.	26,129	2,549
Becton Dickinson and Co.	25,715	2,536
* Vertex Pharmaceuticals Inc.	28,977	2,327
Agilent Technologies Inc.	47,378	2,153
* Actavis Inc.	17,354	2,140
Stryker Corp.	31,326	2,080
* Cerner Corp.	19,633	1,930
AmerisourceBergen Corp. Class A	32,494	1,757
* DaVita HealthCare Partners Inc.	12,857	1,595
Perrigo Co.	12,903	1,496
* Mylan Inc.	47,556	1,450
* Catamaran Corp.	27,843	1,370
* Laboratory Corp. of America Holdings	13,196	1,313
St. Jude Medical Inc.	29,674	1,283
Cardinal Health Inc.	25,431	1,194
* Illumina Inc.	16,848	1,185
CR Bard Inc.	11,474	1,183
* Waters Corp.	12,007	1,161
* Edwards Lifesciences Corp.	15,915	1,058
* BioMarin Pharmaceutical Inc.	16,662	1,045
* Varian Medical Systems Inc.	15,282	1,024
* Mettler-Toledo International Inc.	4,356	951
ResMed Inc.	19,742	948
* Onyx Pharmaceuticals Inc.	9,810	936
* Henry Schein Inc.	6,880	662
* IDEXX Laboratories Inc.	7,551	622
HCA Holdings Inc.	14,719	575
* Salix Pharmaceuticals Ltd.	8,396	509
Patterson Cos. Inc.	12,256	479
* Medivation Inc.	9,780	475
* Ariad Pharmaceuticals Inc.	24,729	454
Medtronic Inc.	8,732	445
Warner Chilcott plc Class A	22,799	438
* United Therapeutics Corp.	6,375	424
* Myriad Genetics Inc.	11,559	371
* Endo Health Solutions Inc.	9,958	361
DENTSPLY International Inc.	8,537	357
Techne Corp.	5,085	338
Zoetis Inc.	9,474	303
* Incyte Corp. Ltd.	13,595	301
* Thoratec Corp.	7,870	245
Covidien plc	3,308	210
Cooper Cos. Inc.	1,823	206
* Bruker Corp.	12,220	202
WellPoint Inc.	2,488	191
* Charles River Laboratories International Inc.	4,210	182
Zimmer Holdings Inc.	2,218	174
* Life Technologies Corp.	2,213	164
Quest Diagnostics Inc.	2,632	163

* Sirona Dental Systems Inc.	1,298	92
* Tenet Healthcare Corp.	1,007	48
Universal Health Services Inc. Class B	648	45
* Covance Inc.	508	38
* Quintiles Transnational Holdings Inc.	814	36
		142,817
Industrials (13.0%)
United Technologies Corp.	124,435	11,809
Union Pacific Corp.	64,980	10,047
3M Co.	85,148	9,389
Boeing Co.	92,324	9,142
United Parcel Service Inc. Class B	98,860	8,492
Honeywell International Inc.	106,358	8,345
Caterpillar Inc.	89,058	7,641
Emerson Electric Co.	84,066	4,830
Deere & Co.	54,185	4,720
Precision Castparts Corp.	19,805	4,237
Illinois Tool Works Inc.	51,705	3,626
Lockheed Martin Corp.	31,658	3,350
Cummins Inc.	26,138	3,127
CSX Corp.	96,794	2,440
Fastenal Co.	40,411	2,109
WW Grainger Inc.	7,962	2,050
Ingersoll-Rand plc	33,200	1,910
Rockwell Automation Inc.	19,359	1,704
Danaher Corp.	27,033	1,671
Roper Industries Inc.	13,445	1,670
* United Continental Holdings Inc.	45,041	1,462
AMETEK Inc.	32,828	1,417
* Delta Air Lines Inc.	73,778	1,329
Kansas City Southern	11,858	1,313
* Stericycle Inc.	11,784	1,293
CH Robinson Worldwide Inc.	22,504	1,276
Rockwell Collins Inc.	18,517	1,199
Pall Corp.	16,066	1,096
Fluor Corp.	17,205	1,088
Expeditors International of Washington Inc.	26,577	1,037
Masco Corp.	49,310	1,036
Flowserve Corp.	6,139	1,032
TransDigm Group Inc.	7,002	1,023
* Verisk Analytics Inc. Class A	17,258	1,015
JB Hunt Transport Services Inc.	12,516	922
Parker Hannifin Corp.	9,191	917
Equifax Inc.	15,033	915
* B/E Aerospace Inc.	13,222	839
Iron Mountain Inc.	21,626	775
Joy Global Inc.	14,197	768
Eaton Corp. plc	11,586	765
Donaldson Co. Inc.	20,069	753
* United Rentals Inc.	12,770	726
Wabtec Corp.	6,536	719
* IHS Inc. Class A	6,787	714
Lincoln Electric Holdings Inc.	11,463	685
Robert Half International Inc.	19,410	675
Hubbell Inc. Class B	6,680	671
* WABCO Holdings Inc.	8,025	605
PACCAR Inc.	11,106	595

Nordson Corp.	8,123	579
Graco Inc.	8,510	548
MSC Industrial Direct Co. Inc. Class A	6,240	516
Chicago Bridge & Iron Co. NV	8,124	514
* Hertz Global Holdings Inc.	19,441	502
Valmont Industries Inc.	3,289	501
Copa Holdings SA Class A	3,712	487
* Copart Inc.	14,004	482
Babcock & Wilcox Co.	15,415	457
Lennox International Inc.	6,974	446
* Kirby Corp.	5,646	441
* Clean Harbors Inc.	7,371	422
Toro Co.	8,242	393
Dun & Bradstreet Corp.	3,758	369
Landstar System Inc.	6,335	334
Manitowoc Co. Inc.	13,733	289
Cintas Corp.	6,175	282
Southwest Airlines Co.	19,697	279
FedEx Corp.	2,603	251
* Polypore International Inc.	6,404	241
Rollins Inc.	8,430	213
Pitney Bowes Inc.	13,892	204
Triumph Group Inc.	2,281	177
Nielsen Holdings NV	4,634	157
Con-way Inc.	3,943	150
Snap-on Inc.	1,645	150
SPX Corp.	1,850	146
* Armstrong World Industries Inc.	2,725	142
Fortune Brands Home & Security Inc.	3,299	139
IDEX Corp.	2,123	117
* Spirit Aerosystems Holdings Inc. Class A	3,917	85
ITT Corp.	2,796	84
Xylem Inc.	2,666	75
Textron Inc.	2,348	63
* Colfax Corp.	1,016	51
Carlisle Cos. Inc.	758	50
Timken Co.	873	50
* MRC Global Inc.	1,519	43
Waste Connections Inc.	829	33
Covanta Holding Corp.	598	12
* General Cable Corp.	260	9
Matson Inc.	254	6
		141,458
Information Technology (28.9%)
Apple Inc.	127,708	57,428
Microsoft Corp.	1,027,997	35,857
International Business Machines Corp.	148,878	30,970
* Google Inc. Class A	35,356	30,774
Oracle Corp.	494,046	16,679
QUALCOMM Inc.	234,129	14,863
Visa Inc. Class A	71,336	12,708
Intel Corp.	510,488	12,395
* eBay Inc.	158,140	8,555
Mastercard Inc. Class A	14,803	8,441
Accenture plc Class A	87,886	7,216
* EMC Corp.	286,713	7,099
Automatic Data Processing Inc.	66,685	4,583

Texas Instruments Inc.	104,687	3,757
* Salesforce.com Inc.	80,415	3,404
* Cognizant Technology Solutions Corp. Class A	41,822	2,704
Intuit Inc.	39,902	2,332
Motorola Solutions Inc.	37,611	2,180
Amphenol Corp. Class A	22,133	1,724
* Adobe Systems Inc.	38,833	1,666
Broadcom Corp. Class A	46,390	1,666
* Citrix Systems Inc.	25,321	1,629
Paychex Inc.	41,094	1,530
* LinkedIn Corp. Class A	8,863	1,485
Xilinx Inc.	35,908	1,460
Altera Corp.	43,950	1,459
* Facebook Inc. Class A	57,849	1,409
* Fiserv Inc.	15,395	1,342
* Equinix Inc.	6,534	1,324
* Teradata Corp.	23,306	1,299
* Red Hat Inc.	26,717	1,289
Western Union Co.	78,655	1,288
* NetApp Inc.	32,971	1,237
* Alliance Data Systems Corp.	6,942	1,229
* Autodesk Inc.	31,869	1,202
Avago Technologies Ltd. Class A	31,719	1,196
Linear Technology Corp.	31,341	1,175
* Akamai Technologies Inc.	22,913	1,057
Microchip Technology Inc.	26,914	982
* Trimble Navigation Ltd.	34,675	967
* VeriSign Inc.	20,235	952
* ANSYS Inc.	12,698	946
* F5 Networks Inc.	10,853	903
* BMC Software Inc.	19,931	903
* VMware Inc. Class A	11,943	849
Western Digital Corp.	12,172	771
* NCR Corp.	21,781	727
* Gartner Inc.	12,723	720
* Nuance Communications Inc.	32,712	622
FactSet Research Systems Inc.	6,167	606
Maxim Integrated Products Inc.	19,964	589
* LSI Corp.	78,648	582
* Cadence Design Systems Inc.	37,980	575
* FleetCor Technologies Inc.	6,546	570
Jack Henry & Associates Inc.	12,077	567
* Skyworks Solutions Inc.	23,394	558
* Rackspace Hosting Inc.	14,744	553
* Informatica Corp.	15,055	547
Global Payments Inc.	10,769	516
* Concur Technologies Inc.	6,338	512
Solera Holdings Inc.	9,339	511
* TIBCO Software Inc.	22,705	484
Broadridge Financial Solutions Inc.	17,611	478
* MICROS Systems Inc.	10,928	461
Total System Services Inc.	19,190	451
* NeuStar Inc. Class A	9,146	443
* NetSuite Inc.	4,618	405
FLIR Systems Inc.	16,383	399
Lender Processing Services Inc.	11,880	393
National Instruments Corp.	12,774	363

* Fortinet Inc.	18,680	360
* Advanced Micro Devices Inc.	88,807	355
* SolarWinds Inc.	8,386	353
* VeriFone Systems Inc.	15,000	350
* Riverbed Technology Inc.	22,385	346
* Lam Research Corp.	7,229	338
Genpact Ltd.	14,522	281
IPG Photonics Corp.	4,386	260
Harris Corp.	4,608	231
* Silicon Laboratories Inc.	5,157	222
SAIC Inc.	13,447	195
* Workday Inc. Class A	2,562	165
Analog Devices Inc.	3,509	161
* Stratasys Ltd.	1,755	148
* Fusion-io Inc.	9,679	140
Dolby Laboratories Inc. Class A	3,967	139
* Vantiv Inc. Class A	5,141	137
Cypress Semiconductor Corp.	11,203	126
* Symantec Corp.	5,482	123
* Splunk Inc.	2,051	96
* Freescale Semiconductor Ltd.	5,936	94
Jabil Circuit Inc.	4,252	85
IAC/InterActiveCorp	1,741	84
AOL Inc.	2,366	82
CA Inc.	2,867	78
* ServiceNow Inc.	1,679	62
* Rovi Corp.	2,382	61
* Zynga Inc. Class A	18,046	61
* EchoStar Corp. Class A	1,508	60
* Synopsys Inc.	1,487	54
* Atmel Corp.	5,909	47
* Teradyne Inc.	2,372	43
* Zebra Technologies Corp.	915	42
* Palo Alto Networks Inc.	838	41
DST Systems Inc.	562	38
Diebold Inc.	425	14
* Compuware Corp.	1,011	11
		314,999
Materials (3.9%)
Monsanto Co.	72,761	7,323
EI du Pont de Nemours & Co.	127,905	7,136
Praxair Inc.	40,721	4,656
Ecolab Inc.	35,706	3,016
PPG Industries Inc.	19,437	2,986
Sherwin-Williams Co.	11,816	2,228
Sigma-Aldrich Corp.	16,489	1,379
Eastman Chemical Co.	16,878	1,210
FMC Corp.	18,916	1,186
Celanese Corp. Class A	21,719	1,072
Airgas Inc.	9,278	955
Valspar Corp.	12,512	897
Ball Corp.	20,404	881
International Flavors & Fragrances Inc.	10,968	881
* WR Grace & Co.	9,265	783
Packaging Corp. of America	12,290	602
Southern Copper Corp.	16,721	521
Royal Gold Inc.	8,817	483

	Albemarle Corp.			6,928	464
*	Owens-Illinois Inc.			16,640	457
	Compass Minerals International Inc.			4,545	397
	Martin Marietta Materials Inc.			3,204	349
	CF Industries Holdings Inc.			1,804	344
	NewMarket Corp.			1,256	344
	Silgan Holdings Inc.			6,489	303
	RPM International Inc.			7,024	233
	Scotts Miracle-Gro Co. Class A			4,812	227
	LyondellBasell Industries NV Class A			3,143	209
*	Crown Holdings Inc.			4,765	202
	Rockwood Holdings Inc.			3,003	200
	Aptargroup Inc.			3,054	173
	Rock Tenn Co. Class A			1,181	117
	Steel Dynamics Inc.			6,422	98
*	Allied Nevada Gold Corp.			11,985	92
	Intrepid Potash Inc.			3,336	63
	Westlake Chemical Corp.			543	51
*	Tahoe Resources Inc.			1,885	27
	Carpenter Technology Corp.			304	15
*	Molycorp Inc.			1,960	13
					42,573
Telecommunication Services (2.2%)
	Verizon Communications Inc.			388,017	18,811
*	Crown Castle International Corp.			40,233	2,867
*	SBA Communications Corp. Class A			16,466	1,239
*	tw telecom inc Class A			20,481	584
	Windstream Corp.			47,519	382
*	Level 3 Communications Inc.			11,990	257
*	T-Mobile US Inc.			5,967	128
					24,268
Utilities (0.2%)
	ONEOK Inc.			28,743	1,298
	ITC Holdings Corp.			6,929	600
	Questar Corp.			4,995	121
	Aqua America Inc.			1,775	55
					2,074
Total Common Stocks (Cost $923,978)					1,089,025
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund	0.136%		3,884,664	3,885

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Freddie Mac Discount Notes		0.130%	9/16/13	100	100
Total Temporary Cash Investments (Cost $3,985)					3,985
Total Investments (100.3%) (Cost $927,963)					1,093,010
Other Assets and Liabilities-Net (-0.3%)					(3,281)
Net Assets (100%)					1,089,729
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,089,025	—	—
Temporary Cash Investments	3,885	100	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	1,092,904	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of

Russell 1000 Growth Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	1	407	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $927,963,000. Net unrealized appreciation of investment securities for tax purposes was $165,047,000, consisting of unrealized gains of $174,415,000 on securities that had risen in value since their purchase and $9,368,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.6%)
Domino's Pizza Inc.	19,009	1,127
* Cabela's Inc.	15,302	1,026
Brunswick Corp.	29,305	984
Dana Holding Corp.	48,479	917
* Tenneco Inc.	19,970	886
Six Flags Entertainment Corp.	11,496	857
* Fifth & Pacific Cos. Inc.	39,344	845
Wolverine World Wide Inc.	16,008	838
Sotheby's	22,231	828
Pool Corp.	15,619	804
Vail Resorts Inc.	11,861	760
* Lions Gate Entertainment Corp.	26,087	751
* Lumber Liquidators Holdings Inc.	9,063	744
Pier 1 Imports Inc.	31,976	742
Rent-A-Center Inc.	19,495	713
Cheesecake Factory Inc.	17,721	707
* Life Time Fitness Inc.	14,118	704
HSN Inc.	11,718	667
Ryland Group Inc.	14,636	663
* Express Inc.	29,343	640
* Live Nation Entertainment Inc.	45,962	626
* Steven Madden Ltd.	12,887	625
* Shutterfly Inc.	12,466	608
Men's Wearhouse Inc.	16,708	605
KB Home	27,087	600
* Buffalo Wild Wings Inc.	6,090	584
Cracker Barrel Old Country Store Inc.	6,311	565
* Iconix Brand Group Inc.	18,706	563
Sinclair Broadcast Group Inc. Class A	20,573	556
* Genesco Inc.	8,029	543
* Coinstar Inc.	9,156	533
* Jack in the Box Inc.	14,506	529
Cooper Tire & Rubber Co.	20,449	528
* Crocs Inc.	29,421	519
* Saks Inc.	34,059	505
* Hibbett Sports Inc.	8,660	494
* ANN Inc.	16,004	491
Meredith Corp.	11,883	487
Buckle Inc.	9,102	487
Texas Roadhouse Inc. Class A	20,412	483
Group 1 Automotive Inc.	7,499	477
Monro Muffler Brake Inc.	10,120	476
* Meritage Homes Corp.	10,035	475
* New York Times Co. Class A	44,580	471
MDC Holdings Inc.	12,511	464
* WMS Industries Inc.	18,020	457
Penske Automotive Group Inc.	13,890	446
Bob Evans Farms Inc.	9,532	440
Hillenbrand Inc.	18,032	430

* Children's Place Retail Stores Inc.	7,938	423
* Vitamin Shoppe Inc.	9,632	421
* Grand Canyon Education Inc.	13,070	420
* Select Comfort Corp.	18,551	412
* Helen of Troy Ltd.	10,370	411
* Office Depot Inc.	92,848	409
* Jos A Bank Clothiers Inc.	9,103	409
Arbitron Inc.	8,653	406
Jones Group Inc.	26,860	391
* Aeropostale Inc.	26,656	389
* American Axle & Manufacturing Holdings Inc.	21,814	388
* Marriott Vacations Worldwide Corp.	8,699	385
DineEquity Inc.	5,301	384
* Pinnacle Entertainment Inc.	19,275	379
* Asbury Automotive Group Inc.	9,106	375
* Orient-Express Hotels Ltd. Class A	31,672	375
Lithia Motors Inc. Class A	7,089	369
OfficeMax Inc.	28,321	369
* Papa John's International Inc.	5,572	359
Churchill Downs Inc.	4,257	357
Dorman Products Inc.	8,011	357
Matthews International Corp. Class A	9,224	354
Regis Corp.	18,830	347
Belo Corp. Class A	30,599	343
Valassis Communications Inc.	13,011	338
* Ascent Capital Group Inc. Class A	4,647	337
* Krispy Kreme Doughnuts Inc.	19,448	337
* Quiksilver Inc.	42,703	336
* Standard Pacific Corp.	37,831	335
Finish Line Inc. Class A	15,798	333
* Francesca's Holdings Corp.	11,379	325
Stewart Enterprises Inc. Class A	24,446	318
Sturm Ruger & Co. Inc.	6,263	315
International Speedway Corp. Class A	9,063	314
La-Z-Boy Inc.	16,921	313
* SHFL Entertainment Inc.	17,976	310
National CineMedia Inc.	18,341	305
Sonic Automotive Inc. Class A	13,368	304
* iRobot Corp.	8,983	304
* BJ's Restaurants Inc.	8,024	301
Oxford Industries Inc.	4,582	301
Brown Shoe Co. Inc.	14,014	291
* AFC Enterprises Inc.	7,966	290
Ameristar Casinos Inc.	10,785	283
* Skechers U.S.A. Inc. Class A	12,380	279
Interval Leisure Group Inc.	12,684	274
* Conn's Inc.	5,520	272
True Religion Apparel Inc.	8,436	269
* K12 Inc.	8,751	260
Scholastic Corp.	8,483	257
* Steiner Leisure Ltd.	4,997	254
* Red Robin Gourmet Burgers Inc.	4,804	252
Stage Stores Inc.	10,920	251
Ethan Allen Interiors Inc.	7,922	249
* Sonic Corp.	18,577	244
* Multimedia Games Holding Co. Inc.	9,471	242
Columbia Sportswear Co.	4,010	241

CEC Entertainment Inc.	6,001	240
* Boyd Gaming Corp.	18,440	240
Drew Industries Inc.	6,295	238
* Zumiez Inc.	7,265	231
* G-III Apparel Group Ltd.	5,407	228
Core-Mark Holding Co. Inc.	3,823	226
* American Public Education Inc.	5,897	224
Standard Motor Products Inc.	6,623	224
Cato Corp. Class A	8,968	223
Loral Space & Communications Inc.	3,592	216
* rue21 inc	5,114	215
* Pep Boys-Manny Moe & Jack	17,241	213
* Barnes & Noble Inc.	9,410	212
* Hovnanian Enterprises Inc. Class A	34,446	211
Movado Group Inc.	5,757	208
* M/I Homes Inc.	8,078	201
* Winnebago Industries Inc.	9,562	198
Arctic Cat Inc.	4,227	198
Fred's Inc. Class A	12,314	195
* Denny's Corp.	32,362	195
* Ruby Tuesday Inc.	21,063	195
American Greetings Corp. Class A	10,551	194
Strayer Education Inc.	3,611	193
Hot Topic Inc.	13,799	193
* Smith & Wesson Holding Corp.	21,140	193
* Fiesta Restaurant Group Inc.	5,336	190
* Scientific Games Corp. Class A	16,912	184
* Capella Education Co.	4,199	183
* Gentherm Inc.	9,857	182
* Tumi Holdings Inc.	7,234	175
* Caesars Entertainment Corp.	12,050	175
* Beazer Homes USA Inc.	8,129	168
* Biglari Holdings Inc.	403	162
* LeapFrog Enterprises Inc.	16,893	162
* Vera Bradley Inc.	6,772	159
* Modine Manufacturing Co.	15,515	159
Haverty Furniture Cos. Inc.	6,320	156
Callaway Golf Co.	21,838	150
MDC Partners Inc. Class A	8,455	149
* Blue Nile Inc.	4,156	148
* Wet Seal Inc. Class A	29,298	145
* Libbey Inc.	6,816	144
* Maidenform Brands Inc.	7,794	142
* Five Below Inc.	3,698	141
Superior Industries International Inc.	7,753	141
* Bloomin' Brands Inc.	6,018	140
* Bright Horizons Family Solutions Inc.	3,806	137
* EW Scripps Co. Class A	9,803	134
Harte-Hanks Inc.	14,693	131
* Universal Electronics Inc.	4,907	131
Ruth's Hospitality Group Inc.	11,573	130
* Mattress Firm Holding Corp.	3,602	130
* Tuesday Morning Corp.	13,847	123
* LIN TV Corp. Class A	10,100	123
* RadioShack Corp.	32,995	122
Fisher Communications Inc.	2,926	120
* America's Car-Mart Inc.	2,646	119

* Bravo Brio Restaurant Group Inc.	6,354	114
Stein Mart Inc.	8,795	114
Shoe Carnival Inc.	4,630	112
Destination Maternity Corp.	4,372	109
Big 5 Sporting Goods Corp.	5,399	108
* Cavco Industries Inc.	2,252	108
Nexstar Broadcasting Group Inc. Class A	3,747	105
* Restoration Hardware Holdings Inc.	1,862	104
* Carmike Cinemas Inc.	5,733	102
* Stoneridge Inc.	9,032	101
NACCO Industries Inc. Class A	1,793	100
* Overstock.com Inc.	3,874	100
Carriage Services Inc. Class A	5,237	99
PetMed Express Inc.	6,613	89
Town Sports International Holdings Inc.	7,985	88
CSS Industries Inc.	3,137	87
Bon-Ton Stores Inc.	4,032	86
* TRI Pointe Homes Inc.	5,079	86
* Unifi Inc.	4,549	85
* Journal Communications Inc. Class A	12,820	85
World Wrestling Entertainment Inc. Class A	8,677	85
* Shutterstock Inc.	1,766	84
Nutrisystem Inc.	9,076	82
* Jamba Inc.	27,128	81
Universal Technical Institute Inc.	6,872	81
Entravision Communications Corp. Class A	17,400	81
Marcus Corp.	6,255	80
Perry Ellis International Inc.	3,737	79
* Cumulus Media Inc. Class A	21,141	78
* Entercom Communications Corp. Class A	8,427	78
* MarineMax Inc.	6,697	77
Saga Communications Inc. Class A	1,624	75
* Chuy's Holdings Inc.	2,143	75
* Fuel Systems Solutions Inc.	4,732	74
JAKKS Pacific Inc.	7,032	71
* Kirkland's Inc.	4,740	71
* VOXX International Corp. Class A	6,342	71
* Bridgepoint Education Inc.	5,487	70
* Corinthian Colleges Inc.	27,004	70
* hhgregg Inc.	4,449	69
* Citi Trends Inc.	5,214	69
* Rentrak Corp.	2,966	69
* Body Central Corp.	5,578	69
* Steinway Musical Instruments Inc.	2,419	67
Speedway Motorsports Inc.	3,695	67
* Destination XL Group Inc.	13,282	66
Spartan Motors Inc.	10,567	64
* Vitacost.com Inc.	7,720	63
bebe stores inc	11,507	63
* Federal-Mogul Corp.	6,330	62
* William Lyon Homes Class A	2,353	61
* Digital Generation Inc.	8,658	61
* Orbitz Worldwide Inc.	8,002	60
Hooker Furniture Corp.	3,381	59
* Black Diamond Inc.	6,585	59
Mac-Gray Corp.	4,185	59
* LifeLock Inc.	5,631	58

* Education Management Corp.	8,879	57
* Isle of Capri Casinos Inc.	7,244	56
* West Marine Inc.	4,763	55
* Central European Media Enterprises Ltd. Class A	16,511	55
* 1-800-Flowers.com Inc. Class A	8,975	55
* Career Education Corp.	18,320	55
Lincoln Educational Services Corp.	7,797	54
* Luby's Inc.	6,274	53
* Tilly's Inc. Class A	3,173	52
* Morgans Hotel Group Co.	7,779	52
* New York & Co. Inc.	9,398	52
* Johnson Outdoors Inc. Class A	2,025	50
Weyco Group Inc.	2,061	50
Bassett Furniture Industries Inc.	3,529	49
* ReachLocal Inc.	3,479	48
* Nathan's Famous Inc.	916	47
Culp Inc.	2,691	46
* Monarch Casino & Resort Inc.	3,012	46
Blyth Inc.	3,249	46
* McClatchy Co. Class A	18,101	45
* Global Sources Ltd.	6,479	44
Lifetime Brands Inc.	3,134	42
* Ignite Restaurant Group Inc.	2,282	42
Winmark Corp.	696	42
RG Barry Corp.	2,869	41
* Zagg Inc.	8,043	41
Systemax Inc.	4,027	39
* Delta Apparel Inc.	2,564	38
* Tower International Inc.	1,985	38
* Daily Journal Corp.	333	38
* Del Frisco's Restaurant Group Inc.	1,987	37
* Reading International Inc. Class A	5,941	36
Flexsteel Industries Inc.	1,544	35
Cherokee Inc.	2,583	35
* Skullcandy Inc.	5,792	33
* Gordmans Stores Inc.	2,499	32
* Taylor Morrison Home Corp. Class A	1,237	32
Einstein Noah Restaurant Group Inc.	2,132	30
* Carrols Restaurant Group Inc.	5,225	30
* MTR Gaming Group Inc.	7,755	29
* Red Lion Hotels Corp.	4,710	29
* SeaWorld Entertainment Inc.	822	29
* Crown Media Holdings Inc. Class A	12,672	26
Salem Communications Corp. Class A	3,465	26
Marine Products Corp.	3,485	26
Collectors Universe	1,833	24
* Martha Stewart Living Omnimedia Class A	9,528	23
* Geeknet Inc.	1,532	22
Shiloh Industries Inc.	2,001	20
Frisch's Restaurants Inc.	1,072	18
* Premier Exhibitions Inc.	8,681	17
National American University Holdings Inc.	3,503	13
* Exide Technologies	25,053	11
Beasley Broadcasting Group Inc. Class A	1,512	11
* CafePress Inc.	1,607	10
* Perfumania Holdings Inc.	1,772	10
* US Auto Parts Network Inc.	5,059	6

Value Line Inc.	419	4
* priceline.com Inc.	3	2
* Orchard Supply Hardware Stores Corp. Class A	653	2
		66,871
Consumer Staples (3.7%)
* Hain Celestial Group Inc.	12,774	851
* United Natural Foods Inc.	16,031	848
* TreeHouse Foods Inc.	11,831	775
Casey's General Stores Inc.	12,539	762
* Darling International Inc.	38,602	757
Harris Teeter Supermarkets Inc.	14,400	677
* Rite Aid Corp.	216,491	636
Sanderson Farms Inc.	7,515	518
PriceSmart Inc.	5,964	504
Lancaster Colony Corp.	6,042	498
B&G Foods Inc.	17,242	496
* Prestige Brands Holdings Inc.	16,453	484
Spectrum Brands Holdings Inc.	7,517	453
* SUPERVALU Inc.	69,430	448
Universal Corp.	7,605	446
* Boston Beer Co. Inc. Class A	2,547	389
* Elizabeth Arden Inc.	8,243	388
Snyders-Lance Inc.	14,436	374
J&J Snack Foods Corp.	4,843	368
* Post Holdings Inc.	8,581	362
Fresh Del Monte Produce Inc.	12,467	334
Andersons Inc.	6,084	310
Vector Group Ltd.	18,173	292
WD-40 Co.	5,209	283
Seaboard Corp.	100	276
Tootsie Roll Industries Inc.	7,977	251
* Pilgrim's Pride Corp.	19,791	237
Cal-Maine Foods Inc.	4,702	210
* Boulder Brands Inc.	19,281	202
* Susser Holdings Corp.	3,633	172
Inter Parfums Inc.	5,421	163
* Chiquita Brands International Inc.	15,020	152
Weis Markets Inc.	3,691	151
Spartan Stores Inc.	7,150	127
* USANA Health Sciences Inc.	1,746	122
* Harbinger Group Inc.	13,448	116
Calavo Growers Inc.	3,898	116
* Medifast Inc.	3,966	114
* Dole Food Co. Inc.	11,993	114
* Diamond Foods Inc.	7,253	112
* Alliance One International Inc.	28,684	104
Village Super Market Inc. Class A	2,704	101
* Central Garden and Pet Co. Class A	12,772	97
* Pantry Inc.	7,549	94
Coca-Cola Bottling Co. Consolidated	1,510	90
Ingles Markets Inc. Class A	4,086	90
Nash Finch Co.	3,936	86
* Seneca Foods Corp. Class A	2,667	85
Pinnacle Foods Inc.	3,027	74
* Revlon Inc. Class A	3,680	73
* Star Scientific Inc.	47,316	70
* Natural Grocers by Vitamin Cottage Inc.	2,426	69

*	Omega Protein Corp.	6,214	68
*	Chefs' Warehouse Inc.	3,513	66
	National Beverage Corp.	3,952	65
	Female Health Co.	6,659	62
*	Annie's Inc.	1,579	61
	Limoneira Co.	3,145	61
	Nature's Sunshine Products Inc.	3,966	61
	Nutraceutical International Corp.	3,053	60
	Roundy's Inc.	6,841	52
	Alico Inc.	1,100	51
	John B Sanfilippo & Son Inc.	2,461	48
	Oil-Dri Corp. of America	1,732	47
*	Fairway Group Holdings Corp.	2,100	46
	Orchids Paper Products Co.	1,749	44
	Arden Group Inc.	400	43
*	Inventure Foods Inc.	4,485	34
*	Farmer Bros Co.	2,330	33
	Griffin Land & Nurseries Inc.	982	29
*	Synutra International Inc.	5,952	28
	Lifeway Foods Inc.	1,580	28
*	Craft Brew Alliance Inc.	3,574	27
			16,935
Energy (6.0%)
*	Dril-Quip Inc.	13,184	1,192
*	Gulfport Energy Corp.	24,990	1,192
*	Oasis Petroleum Inc.	26,212	974
	Lufkin Industries Inc.	11,025	973
*	Rosetta Resources Inc.	19,702	923
*	Helix Energy Solutions Group Inc.	34,651	827
*	Kodiak Oil & Gas Corp.	86,493	759
	Berry Petroleum Co. Class A	17,185	744
	Bristow Group Inc.	11,775	740
	SemGroup Corp. Class A	13,763	720
	Energy XXI Bermuda Ltd.	25,889	661
*	Exterran Holdings Inc.	21,271	615
	Targa Resources Corp.	9,512	613
*	Hornbeck Offshore Services Inc.	11,582	602
	Western Refining Inc.	17,777	593
*	McMoRan Exploration Co.	33,285	554
*	PDC Energy Inc.	9,792	501
*	Scorpio Tankers Inc.	47,051	447
	Gulfmark Offshore Inc.	8,773	402
*	Cloud Peak Energy Inc.	19,967	383
*	Stone Energy Corp.	16,183	364
*	Geospace Technologies Corp.	4,169	362
	Arch Coal Inc.	69,433	358
*	Hercules Offshore Inc.	51,834	358
*	Bill Barrett Corp.	15,738	355
	CVR Energy Inc.	5,423	341
*	Carrizo Oil & Gas Inc.	12,948	332
*	Newpark Resources Inc.	29,408	328
*	Key Energy Services Inc.	49,400	320
^,* Clean Energy Fuels Corp.		21,612	287
*	EPL Oil & Gas Inc.	9,073	276
*	ION Geophysical Corp.	43,165	276
*	Approach Resources Inc.	10,881	274
*	Northern Oil and Gas Inc.	20,776	274

*	C&J Energy Services Inc.	14,582	271
	Ship Finance International Ltd.	15,919	270
*	TETRA Technologies Inc.	25,376	264
	Crosstex Energy Inc.	13,336	254
	Comstock Resources Inc.	15,740	254
*	Forum Energy Technologies Inc.	8,006	238
*	Rex Energy Corp.	14,117	234
	Delek US Holdings Inc.	5,559	200
*	Halcon Resources Corp.	36,435	192
*	Swift Energy Co.	14,015	190
*	Diamondback Energy Inc.	5,376	182
*	Forest Oil Corp.	38,526	175
^,* Nuverra Environmental Solutions Inc.		46,034	175
	W&T Offshore Inc.	11,685	172
*	Parker Drilling Co.	38,474	172
	Nordic American Tankers Ltd.	20,303	170
*	Resolute Energy Corp.	19,673	166
*	Magnum Hunter Resources Corp.	47,888	164
	Rentech Inc.	74,356	164
*	PHI Inc.	4,364	153
	Contango Oil & Gas Co.	4,299	150
*	Matrix Service Co.	8,547	141
*	Pioneer Energy Services Corp.	20,082	140
*	Basic Energy Services Inc.	10,237	137
^,* Solazyme Inc.		10,702	132
*	Green Plains Renewable Energy Inc.	8,162	130
*	Tesco Corp.	10,044	128
*	Bonanza Creek Energy Inc.	3,287	122
*	Vantage Drilling Co.	62,536	120
*	Vaalco Energy Inc.	18,530	113
*	Goodrich Petroleum Corp.	8,636	108
	GasLog Ltd.	7,639	102
*	RigNet Inc.	3,999	100
	Gulf Island Fabrication Inc.	4,689	97
*	Dawson Geophysical Co.	2,563	92
*	Natural Gas Services Group Inc.	3,953	89
*	Synergy Resources Corp.	12,883	87
*	Willbros Group Inc.	12,901	87
*	Quicksilver Resources Inc.	38,262	85
*	PetroQuest Energy Inc.	18,189	83
*	Penn Virginia Corp.	17,818	83
*	Clayton Williams Energy Inc.	1,886	82
*	Sanchez Energy Corp.	3,709	81
*	Triangle Petroleum Corp.	14,469	78
*	Cal Dive International Inc.	33,514	69
*	FX Energy Inc.	16,629	68
*	Warren Resources Inc.	22,713	67
*	BPZ Resources Inc.	33,938	66
	Alon USA Energy Inc.	3,529	65
	Panhandle Oil and Gas Inc. Class A	2,211	65
*	Mitcham Industries Inc.	4,071	64
*	Abraxas Petroleum Corp.	26,025	61
*	Uranium Energy Corp.	26,663	57
*	Evolution Petroleum Corp.	5,187	55
	Teekay Tankers Ltd. Class A	19,520	55
^	Knightsbridge Tankers Ltd.	7,717	54
*	Endeavour International Corp.	16,431	54

*	Midstates Petroleum Co. Inc.	7,645	52
*	Emerald Oil Inc.	8,160	50
*	Matador Resources Co.	4,995	50
*	Gastar Exploration Ltd.	20,054	50
*	REX American Resources Corp.	1,716	48
*	Callon Petroleum Co.	12,540	47
	Adams Resources & Energy Inc.	722	45
*	Westmoreland Coal Co.	3,729	45
	TGC Industries Inc.	5,265	44
	Bolt Technology Corp.	2,630	43
*	Miller Energy Resources Inc.	10,098	41
*	Apco Oil and Gas International Inc.	3,149	39
*	KiOR Inc.	8,113	38
*	Isramco Inc.	370	36
*	Harvest Natural Resources Inc.	12,350	36
*	Renewable Energy Group Inc.	2,517	34
^,* Frontline Ltd.		18,163	34
*	Amyris Inc.	10,662	32
^,* Uranerz Energy Corp.		22,544	29
*	Global Geophysical Services Inc.	6,585	24
*	Crimson Exploration Inc.	7,288	21
*	Gevo Inc.	10,574	19
	Hallador Energy Co.	2,243	18
*	Forbes Energy Services Ltd.	5,008	17
*	Saratoga Resources Inc.	6,975	16
*	ZaZa Energy Corp.	8,736	12
*	Ceres Inc.	2,070	4
			27,271
Financials (22.8%)
*	Ocwen Financial Corp.	35,300	1,510
	Starwood Property Trust Inc.	54,573	1,385
	Two Harbors Investment Corp.	117,516	1,296
	Omega Healthcare Investors Inc.	36,758	1,191
	FirstMerit Corp.	53,982	1,019
	Highwoods Properties Inc.	25,760	938
	RLJ Lodging Trust	40,273	933
*	Portfolio Recovery Associates Inc.	5,615	855
	First American Financial Corp.	34,821	832
	LaSalle Hotel Properties	31,316	827
	CNO Financial Group Inc.	66,183	817
	Invesco Mortgage Capital Inc.	43,757	816
	Geo Group Inc.	23,331	812
	EPR Properties	15,357	805
	Prosperity Bancshares Inc.	15,631	783
	Healthcare Realty Trust Inc.	28,618	762
	Susquehanna Bancshares Inc.	61,868	743
	Prospect Capital Corp.	70,878	736
	Medical Properties Trust Inc.	49,218	730
	Radian Group Inc.	56,713	730
*	Stifel Financial Corp.	20,057	722
	Hancock Holding Co.	25,138	718
	Financial Engines Inc.	16,001	690
	CubeSmart	44,001	689
	DCT Industrial Trust Inc.	89,461	660
	Sovran Self Storage Inc.	10,007	649
*	Sunstone Hotel Investors Inc.	53,297	643
*	MGIC Investment Corp.	103,384	639

Colonial Properties Trust	28,838	638
ARMOUR Residential REIT Inc.	123,129	635
Lexington Realty Trust	50,179	632
Platinum Underwriters Holdings Ltd.	10,758	614
Apollo Investment Corp.	73,728	611
Washington REIT	21,755	605
Potlatch Corp.	13,231	601
First Industrial Realty Trust Inc.	35,254	595
CYS Investments Inc.	57,391	590
Sun Communities Inc.	11,760	588
DiamondRock Hospitality Co.	61,670	586
* Texas Capital Bancshares Inc.	13,159	581
EastGroup Properties Inc.	9,815	577
First Financial Bankshares Inc.	10,326	568
UMB Financial Corp.	10,590	562
Trustmark Corp.	21,983	560
Webster Financial Corp.	23,673	553
NorthStar Realty Finance Corp.	63,533	536
Glimcher Realty Trust	45,748	534
BancorpSouth Inc.	30,980	532
FNB Corp.	45,781	526
Cathay General Bancorp	25,820	524
Pebblebrook Hotel Trust	19,936	523
RLI Corp.	6,939	521
MarketAxess Holdings Inc.	11,973	519
Primerica Inc.	14,494	510
* First Cash Financial Services Inc.	9,385	505
National Health Investors Inc.	8,030	500
Iberiabank Corp.	9,658	498
Redwood Trust Inc.	25,942	497
Umpqua Holdings Corp.	36,605	495
DuPont Fabros Technology Inc.	20,116	487
* Strategic Hotels & Resorts Inc.	59,189	476
LTC Properties Inc.	11,396	474
Greenhill & Co. Inc.	9,508	474
Colony Financial Inc.	21,189	469
PS Business Parks Inc.	6,041	461
* Virtus Investment Partners Inc.	1,985	460
Cash America International Inc.	9,612	459
Glacier Bancorp Inc.	23,532	457
MB Financial Inc.	17,888	456
Acadia Realty Trust	17,546	455
Wintrust Financial Corp.	11,881	448
Pennsylvania REIT	22,310	444
Old National Bancorp	33,155	443
United Bankshares Inc.	16,439	428
* Walter Investment Management Corp.	11,721	427
Selective Insurance Group Inc.	17,924	425
Equity One Inc.	17,931	418
Bank of the Ozarks Inc.	9,553	417
PennyMac Mortgage Investment Trust	19,253	417
Fifth Street Finance Corp.	39,578	416
Westamerica Bancorporation	9,112	410
Ryman Hospitality Properties	10,715	410
American Capital Mortgage Investment Corp.	19,346	408
PrivateBancorp Inc.	21,047	407
National Penn Bancshares Inc.	40,337	399

Capstead Mortgage Corp.	32,274	396
Northwest Bancshares Inc.	31,928	396
Home Loan Servicing Solutions Ltd.	17,331	396
Franklin Street Properties Corp.	28,726	391
Montpelier Re Holdings Ltd.	15,582	389
Education Realty Trust Inc.	36,940	386
International Bancshares Corp.	17,423	379
Community Bank System Inc.	12,904	379
* PHH Corp.	18,530	374
Evercore Partners Inc. Class A	9,355	372
Columbia Banking System Inc.	16,890	369
Argo Group International Holdings Ltd.	9,280	368
Chesapeake Lodging Trust	15,890	358
Cousins Properties Inc.	34,591	357
Symetra Financial Corp.	25,323	354
* Western Alliance Bancorp	23,828	350
* Enstar Group Ltd.	2,760	349
American Assets Trust Inc.	10,811	348
Government Properties Income Trust	14,068	342
American Equity Investment Life Holding Co.	20,911	339
Solar Capital Ltd.	14,629	336
* National Financial Partners Corp.	13,282	335
CVB Financial Corp.	28,845	331
BBCN Bancorp Inc.	25,515	329
* iStar Financial Inc.	27,596	329
Sabra Health Care REIT Inc.	12,121	328
First Midwest Bancorp Inc.	24,502	322
Hersha Hospitality Trust Class A	56,253	322
Horace Mann Educators Corp.	12,974	315
Ramco-Gershenson Properties Trust	19,660	307
Retail Opportunity Investments Corp.	21,793	306
Nelnet Inc. Class A	7,816	305
Hudson Pacific Properties Inc.	14,077	304
Home BancShares Inc.	7,207	303
* Ezcorp Inc. Class A	15,690	300
Provident Financial Services Inc.	19,687	300
First Financial Bancorp	19,140	295
* World Acceptance Corp.	3,180	294
Investors Real Estate Trust	32,581	293
Main Street Capital Corp.	10,004	290
Amtrust Financial Services Inc.	8,777	290
Investors Bancorp Inc.	14,460	286
PacWest Bancorp	9,919	286
* Pinnacle Financial Partners Inc.	11,315	284
NBT Bancorp Inc.	14,281	284
Astoria Financial Corp.	28,501	281
Kennedy-Wilson Holdings Inc.	16,328	280
* Credit Acceptance Corp.	2,404	274
SCBT Financial Corp.	5,423	271
Hercules Technology Growth Capital Inc.	20,239	271
Anworth Mortgage Asset Corp.	48,075	271
Campus Crest Communities Inc.	21,350	270
Associated Estates Realty Corp.	16,191	266
OFG Bancorp	14,909	265
STAG Industrial Inc.	11,901	262
* Forestar Group Inc.	11,338	262
First Potomac Realty Trust	18,952	259

Resource Capital Corp.	41,573	257
Inland Real Estate Corp.	25,029	257
Park National Corp.	3,709	256
Employers Holdings Inc.	10,341	256
* Nationstar Mortgage Holdings Inc.	6,270	255
Triangle Capital Corp.	8,918	253
Boston Private Financial Holdings Inc.	25,568	252
* FelCor Lodging Trust Inc.	40,638	250
Tower Group International Ltd.	12,891	249
CapLease Inc.	28,858	249
* WisdomTree Investments Inc.	19,533	243
* Encore Capital Group Inc.	6,727	240
BlackRock Kelso Capital Corp.	24,062	240
Independent Bank Corp.	7,261	239
PennantPark Investment Corp.	21,432	239
First Commonwealth Financial Corp.	32,591	235
Chemical Financial Corp.	8,993	235
Ashford Hospitality Trust Inc.	17,454	231
Oritani Financial Corp.	14,869	228
Cohen & Steers Inc.	6,035	228
Infinity Property & Casualty Corp.	3,863	223
* Greenlight Capital Re Ltd. Class A	9,191	222
Spirit Realty Capital Inc.	10,910	219
Safety Insurance Group Inc.	4,127	216
Coresite Realty Corp.	6,719	216
* Knight Capital Group Inc. Class A	59,440	216
Berkshire Hills Bancorp Inc.	8,037	216
Banco Latinoamericano de Comercio Exterior SA	9,243	212
* Hilltop Holdings Inc.	13,193	211
Alexander's Inc.	686	209
ViewPoint Financial Group Inc.	11,023	209
WesBanco Inc.	8,303	208
Excel Trust Inc.	15,407	206
* Piper Jaffray Cos.	5,662	202
City Holding Co.	5,102	202
AG Mortgage Investment Trust Inc.	8,816	202
AMERISAFE Inc.	5,922	201
Renasant Corp.	8,427	201
Banner Corp.	6,257	201
HFF Inc. Class A	10,653	200
* DFC Global Corp.	13,283	198
Apollo Residential Mortgage Inc.	10,353	197
Silver Bay Realty Trust Corp.	11,048	197
Sterling Financial Corp.	8,681	196
* Navigators Group Inc.	3,357	196
Brookline Bancorp Inc.	22,912	194
Stewart Information Services Corp.	6,959	193
S&T Bancorp Inc.	9,696	188
BGC Partners Inc. Class A	33,937	187
* BofI Holding Inc.	3,886	182
United Fire Group Inc.	6,774	182
Summit Hotel Properties Inc.	18,343	181
Getty Realty Corp.	8,604	180
Dynex Capital Inc.	17,657	180
Maiden Holdings Ltd.	16,792	179
* Investment Technology Group Inc.	12,921	178
Universal Health Realty Income Trust	3,888	176

TrustCo Bank Corp. NY	31,380	175
Apollo Commercial Real Estate Finance Inc.	10,513	175
Urstadt Biddle Properties Inc. Class A	8,318	175
RAIT Financial Trust	22,717	174
Sandy Spring Bancorp Inc.	8,065	173
* PICO Holdings Inc.	7,634	172
TICC Capital Corp.	17,526	172
State Bank Financial Corp.	10,663	165
* United Community Banks Inc.	13,890	165
Community Trust Bancorp Inc.	4,667	164
Flushing Financial Corp.	10,382	162
* Hanmi Financial Corp.	10,196	160
* Eagle Bancorp Inc.	7,020	158
* eHealth Inc.	6,386	157
First Merchants Corp.	9,490	157
Medley Capital Corp.	10,782	157
Kite Realty Group Trust	25,560	155
* Bancorp Inc.	10,710	154
Tompkins Financial Corp.	3,703	154
Parkway Properties Inc.	8,921	153
Dime Community Bancshares Inc.	10,494	151
Lakeland Financial Corp.	5,452	150
Cardinal Financial Corp.	9,870	149
Simmons First National Corp. Class A	5,760	148
* NetSpend Holdings Inc.	9,190	147
Rouse Properties Inc.	7,301	147
Agree Realty Corp.	4,305	143
* First BanCorp	23,230	142
* Green Dot Corp. Class A	7,877	142
National Western Life Insurance Co. Class A	722	142
New York Mortgage Trust Inc.	20,908	141
Monmouth Real Estate Investment Corp. Class A	13,537	139
Southside Bancshares Inc.	5,976	135
Capital Southwest Corp.	979	135
* Wilshire Bancorp Inc.	20,429	135
Union First Market Bankshares Corp.	6,702	134
Meadowbrook Insurance Group Inc.	16,684	134
* ICG Group Inc.	12,005	133
CyrusOne Inc.	6,122	133
Washington Trust Bancorp Inc.	4,750	132
Heartland Financial USA Inc.	4,834	132
* Tejon Ranch Co.	4,345	131
FBL Financial Group Inc. Class A	3,170	130
* Central Pacific Financial Corp.	7,091	130
* Ameris Bancorp	7,811	129
TowneBank	8,825	128
Golub Capital BDC Inc.	7,278	127
Arlington Asset Investment Corp. Class A	4,628	126
WSFS Financial Corp.	2,505	126
Rockville Financial Inc.	9,383	122
New Mountain Finance Corp.	8,027	122
Terreno Realty Corp.	6,383	121
* Virginia Commerce Bancorp Inc.	8,896	121
Sterling Bancorp	10,101	121
Provident New York Bancorp	12,959	119
StellarOne Corp.	7,610	119
Winthrop Realty Trust	9,590	119

1st Source Corp.	4,869	118
MCG Capital Corp.	23,676	117
First Financial Holdings Inc.	5,496	116
EverBank Financial Corp.	7,359	116
Western Asset Mortgage Capital Corp.	6,283	115
Cedar Realty Trust Inc.	19,641	113
First Financial Corp.	3,665	113
* HomeTrust Bancshares Inc.	6,928	113
GAMCO Investors Inc.	2,101	112
Saul Centers Inc.	2,467	111
* NewStar Financial Inc.	8,572	110
* Safeguard Scientifics Inc.	6,795	107
First Busey Corp.	24,392	107
First Interstate Bancsystem Inc.	5,338	106
OneBeacon Insurance Group Ltd. Class A	7,360	105
Chatham Lodging Trust	5,618	104
Trico Bancshares	5,204	104
Select Income REIT	3,740	102
FXCM Inc. Class A	7,308	101
MVC Capital Inc.	7,801	99
United Financial Bancorp Inc.	6,479	99
CoBiz Financial Inc.	11,430	99
Federal Agricultural Mortgage Corp.	3,265	98
One Liberty Properties Inc.	3,700	98
Univest Corp. of Pennsylvania	5,441	97
Homeowners Choice Inc.	2,798	97
Lakeland Bancorp Inc.	9,613	95
SY Bancorp Inc.	3,916	94
Camden National Corp.	2,482	93
Westwood Holdings Group Inc.	2,168	93
KCAP Financial Inc.	8,378	92
MainSource Financial Group Inc.	6,612	92
* Beneficial Mutual Bancorp Inc.	10,732	92
GFI Group Inc.	22,269	91
Hudson Valley Holding Corp.	4,996	89
German American Bancorp Inc.	4,077	89
Bancfirst Corp.	2,074	89
* Metro Bancorp Inc.	4,564	88
Great Southern Bancorp Inc.	3,266	88
Enterprise Financial Services Corp.	5,752	88
Fidus Investment Corp.	4,615	88
Financial Institutions Inc.	4,492	88
State Auto Financial Corp.	4,787	87
* Cowen Group Inc. Class A	28,254	87
First Community Bancshares Inc.	5,730	87
* Taylor Capital Group Inc.	5,243	87
Manning & Napier Inc.	4,334	86
Bank Mutual Corp.	15,059	86
Medallion Financial Corp.	5,746	85
* Park Sterling Corp.	14,404	84
Bryn Mawr Bank Corp.	3,708	84
* Southwest Bancorp Inc.	6,286	84
Centerstate Banks Inc.	9,753	84
Territorial Bancorp Inc.	3,574	83
Arrow Financial Corp.	3,341	82
First Connecticut Bancorp Inc.	5,777	82
* OmniAmerican Bancorp Inc.	3,663	82

Gladstone Commercial Corp.	4,166	81
Whitestone REIT	4,853	80
First Bancorp	5,576	79
* Citizens Inc. Class A	12,969	79
Aviv REIT Inc.	3,039	79
* INTL. FCStone Inc.	4,429	79
* Phoenix Cos. Inc.	1,847	78
First of Long Island Corp.	2,474	78
Citizens & Northern Corp.	3,947	77
Franklin Financial Corp.	4,204	76
Northfield Bancorp Inc.	6,608	76
Republic Bancorp Inc. Class A	3,172	76
National Bankshares Inc.	2,239	75
* Global Indemnity plc	3,288	75
First Defiance Financial Corp.	3,370	74
THL Credit Inc.	4,821	73
* FBR & Co.	2,919	71
* American Safety Insurance Holdings Ltd.	2,899	69
Diamond Hill Investment Group Inc.	845	69
* Walker & Dunlop Inc.	3,633	69
Peoples Bancorp Inc.	3,431	69
Baldwin & Lyons Inc.	2,894	69
Heritage Financial Corp.	4,939	68
Washington Banking Co.	4,935	67
Fox Chase Bancorp Inc.	4,056	67
Solar Senior Capital Ltd.	3,606	67
Bank of Marin Bancorp	1,713	67
* Gramercy Property Trust Inc.	14,752	67
CNB Financial Corp.	3,980	66
JAVELIN Mortgage Investment Corp.	4,282	66
Oppenheimer Holdings Inc. Class A	3,293	65
Calamos Asset Management Inc. Class A	6,201	65
Pacific Continental Corp.	5,740	64
HomeStreet Inc.	2,773	63
OceanFirst Financial Corp.	4,554	63
1st United Bancorp Inc.	9,769	63
Marlin Business Services Corp.	2,585	60
* Preferred Bank	3,726	60
* First California Financial Group Inc.	7,055	60
Gladstone Investment Corp.	8,246	60
* Capital Bank Financial Corp.	3,320	59
Westfield Financial Inc.	7,718	58
Bridge Bancorp Inc.	2,703	58
National Interstate Corp.	1,984	58
* Ladenburg Thalmann Financial Services Inc.	36,217	57
West Bancorporation Inc.	4,911	57
Crawford & Co. Class B	8,320	57
Gladstone Capital Corp.	6,658	56
First Financial Northwest Inc.	5,582	55
* SWS Group Inc.	9,235	55
Home Federal Bancorp Inc.	4,521	55
Thomas Properties Group Inc.	10,118	55
ESB Financial Corp.	4,304	54
Penns Woods Bancorp Inc.	1,323	54
Center Bancorp Inc.	4,125	54
American National Bankshares Inc.	2,439	53
Ames National Corp.	2,572	53

C&F Financial Corp.	1,100	53
BankFinancial Corp.	6,596	53
Nicholas Financial Inc.	3,533	52
* Firsthand Technology Value Fund Inc.	2,673	52
Sierra Bancorp	3,766	52
Guaranty Bancorp	4,740	51
MidWestOne Financial Group Inc.	2,109	50
UMH Properties Inc.	4,728	50
* Suffolk Bancorp	3,259	49
Consolidated-Tomoka Land Co.	1,339	49
Peapack Gladstone Financial Corp.	3,175	49
* Seacoast Banking Corp. of Florida	23,023	49
Kansas City Life Insurance Co.	1,280	49
* GSV Capital Corp.	5,939	48
* MetroCorp Bancshares Inc.	4,918	48
* Meridian Interstate Bancorp Inc.	2,628	47
Bank of Kentucky Financial Corp.	1,807	47
First Bancorp Inc.	2,941	47
First Pactrust Bancorp Inc.	3,544	47
* Kearny Financial Corp.	4,686	46
Provident Financial Holdings Inc.	3,011	46
National Bank Holdings Corp. Class A	2,504	45
NGP Capital Resources Co.	6,591	45
Merchants Bancshares Inc.	1,575	45
Mercantile Bank Corp.	2,643	44
* Doral Financial Corp.	43,828	44
Century Bancorp Inc. Class A	1,241	44
Northrim BanCorp Inc.	1,974	44
Eastern Insurance Holdings Inc.	2,364	44
* Fidelity Southern Corp.	3,370	43
EMC Insurance Group Inc.	1,557	43
* Home Bancorp Inc.	2,463	43
* Bridge Capital Holdings	2,830	43
* Heritage Commerce Corp.	6,345	43
Roma Financial Corp.	2,507	43
Universal Insurance Holdings Inc.	6,407	43
Bar Harbor Bankshares	1,185	43
* Heritage Oaks Bancorp	7,181	43
Farmers National Banc Corp.	6,757	43
Heritage Financial Group Inc.	2,957	42
Stellus Capital Investment Corp.	2,780	42
* Hallmark Financial Services Inc.	4,489	41
Tree.com Inc.	2,066	41
* BSB Bancorp Inc.	2,970	41
* Capital City Bank Group Inc.	3,538	40
* AV Homes Inc.	3,034	40
Resource America Inc. Class A	4,121	40
Horizon Technology Finance Corp.	2,806	39
Ares Commercial Real Estate Corp.	2,422	39
* Regional Management Corp.	1,657	39
Simplicity Bancorp Inc.	2,756	39
Horizon Bancorp	1,964	38
SI Financial Group Inc.	3,629	38
Cape Bancorp Inc.	4,056	38
* Sun Bancorp Inc.	12,184	38
MidSouth Bancorp Inc.	2,529	37
* Harris & Harris Group Inc.	10,624	37

* Asset Acceptance Capital Corp.	5,467	37
* NASB Financial Inc.	1,448	36
Clifton Savings Bancorp Inc.	2,971	35
Middleburg Financial Corp.	1,840	35
JMP Group Inc.	5,051	35
Donegal Group Inc. Class A	2,336	35
Peoples Federal Bancshares Inc.	1,894	34
ESSA Bancorp Inc.	3,089	34
Enterprise Bancorp Inc.	2,033	34
WhiteHorse Finance Inc.	2,151	33
Access National Corp.	2,529	33
^ ZAIS Financial Corp.	1,824	33
TCP Capital Corp.	2,003	32
* FNB United Corp.	3,713	32
Independence Holding Co.	2,802	31
Asta Funding Inc.	3,374	31
Investors Title Co.	424	30
Gyrodyne Co. of America Inc.	409	30
AmREIT Inc.	1,496	30
Charter Financial Corp.	2,810	28
Hingham Institution for Savings	438	28
Gain Capital Holdings Inc.	5,095	27
OFS Capital Corp.	2,311	27
* First Marblehead Corp.	19,628	23
Pzena Investment Management Inc. Class A	3,359	23
MicroFinancial Inc.	2,907	21
* Pacific Mercantile Bancorp	3,658	20
* Waterstone Financial Inc.	2,456	20
* CIFC Corp.	2,207	17
* Fortegra Financial Corp.	2,286	17
* ConnectOne Bancorp Inc.	562	16
* Health Insurance Innovations Inc. Class A	1,431	14
California First National Bancorp	795	13
* Cascade Bancorp	2,076	12
Berkshire Bancorp Inc.	1,467	12
* First Federal Bancshares of Arkansas Inc.	1,166	11
* Crescent Financial Bancshares Inc.	827	3
		104,212
Health Care (12.5%)
* Pharmacyclics Inc.	18,847	1,727
* Alkermes plc	40,194	1,256
* Cubist Pharmaceuticals Inc.	20,792	1,143
* Seattle Genetics Inc.	31,191	1,070
* athenahealth Inc.	11,760	994
* Jazz Pharmaceuticals plc	13,662	929
STERIS Corp.	18,998	861
* PAREXEL International Corp.	18,649	852
* Align Technology Inc.	23,622	844
* HealthSouth Corp.	28,613	838
* Centene Corp.	16,908	837
* Isis Pharmaceuticals Inc.	36,643	793
West Pharmaceutical Services Inc.	11,161	765
* Cepheid Inc.	21,530	748
* WellCare Health Plans Inc.	14,141	737
Owens & Minor Inc.	20,850	713
* HMS Holdings Corp.	28,211	702
* Theravance Inc.	19,901	697

*	Haemonetics Corp.	16,631	687
*	Aegerion Pharmaceuticals Inc.	9,242	673
*	Arena Pharmaceuticals Inc.	71,150	629
	Questcor Pharmaceuticals Inc.	17,625	602
*	ViroPharma Inc.	21,586	594
*	Medicines Co.	18,073	582
*	Alnylam Pharmaceuticals Inc.	18,021	552
*	Medidata Solutions Inc.	7,674	530
*	Insulet Corp.	17,088	510
*	MWI Veterinary Supply Inc.	4,178	508
*	ImmunoGen Inc.	27,317	502
*	HeartWare International Inc.	5,360	489
*	Magellan Health Services Inc.	8,939	487
^,* Vivus Inc.		32,686	480
*	NPS Pharmaceuticals Inc.	30,454	480
	Air Methods Corp.	12,639	473
*	DexCom Inc.	22,417	467
	Chemed Corp.	6,290	440
*	Acorda Therapeutics Inc.	13,121	439
*	Cyberonics Inc.	9,003	430
*	Neogen Corp.	7,709	420
*	Impax Laboratories Inc.	21,920	415
*	Santarus Inc.	17,903	399
	PDL BioPharma Inc.	45,761	378
*	Molina Healthcare Inc.	9,795	370
*	Amsurg Corp. Class A	10,348	368
*	Ironwood Pharmaceuticals Inc. Class A	27,450	366
*	Team Health Holdings Inc.	9,284	363
*	Wright Medical Group Inc.	14,425	361
*	Hanger Inc.	11,160	356
*	Nektar Therapeutics	37,492	355
	Masimo Corp.	16,332	354
*	Celldex Therapeutics Inc.	26,365	337
*	Conceptus Inc.	10,853	336
*	Volcano Corp.	17,435	333
	Analogic Corp.	4,010	319
*	MedAssets Inc.	19,078	313
	Abaxis Inc.	7,095	312
*	ArthroCare Corp.	9,047	307
*	NuVasive Inc.	14,124	307
	CONMED Corp.	9,255	305
*	Acadia Healthcare Co. Inc.	8,818	294
*	MannKind Corp.	43,859	293
*	ICU Medical Inc.	4,093	292
	Meridian Bioscience Inc.	13,496	292
*	Exelixis Inc.	59,961	290
*	Neurocrine Biosciences Inc.	21,691	280
*	Emeritus Corp.	10,782	274
*	Akorn Inc.	18,603	270
*	Infinity Pharmaceuticals Inc.	9,851	265
*	IPC The Hospitalist Co. Inc.	5,421	264
*	InterMune Inc.	26,626	263
*	Luminex Corp.	13,639	263
*	Spectranetics Corp.	13,338	249
*	Greatbatch Inc.	7,735	249
*	Bio-Reference Labs Inc.	8,042	248
*	Endologix Inc.	18,099	243

*	Capital Senior Living Corp.	9,211	242
*	Integra LifeSciences Holdings Corp.	6,380	242
*	ABIOMED Inc.	11,188	241
*	NxStage Medical Inc.	16,932	236
*	Auxilium Pharmaceuticals Inc.	15,826	236
	Cantel Medical Corp.	6,928	236
*	Exact Sciences Corp.	20,827	234
*	Kindred Healthcare Inc.	17,194	232
	Quality Systems Inc.	12,938	231
^,* Opko Health Inc.		34,949	231
*	Optimer Pharmaceuticals Inc.	15,436	230
*	BioScrip Inc.	16,240	227
*	Array BioPharma Inc.	38,241	223
*	Quidel Corp.	9,221	220
*	Keryx Biopharmaceuticals Inc.	26,626	213
*	Halozyme Therapeutics Inc.	30,004	212
	Ensign Group Inc.	5,834	210
*	Accretive Health Inc.	18,428	210
*	Achillion Pharmaceuticals Inc.	24,451	204
*	Momenta Pharmaceuticals Inc.	15,319	202
*	Dendreon Corp.	50,376	202
*	Omnicell Inc.	10,961	199
*	AMN Healthcare Services Inc.	14,520	194
*	Genomic Health Inc.	5,306	194
*	Pacira Pharmaceuticals Inc.	6,212	182
*	ExamWorks Group Inc.	9,691	181
	Computer Programs & Systems Inc.	3,593	180
*	HealthStream Inc.	6,479	174
*	Ligand Pharmaceuticals Inc. Class B	5,760	172
*	Orthofix International NV	6,127	169
*	Lexicon Pharmaceuticals Inc.	70,591	169
*	Orexigen Therapeutics Inc.	26,591	168
	National Healthcare Corp.	3,529	168
	Invacare Corp.	10,631	165
*	Clovis Oncology Inc.	4,498	165
*	MAKO Surgical Corp.	13,187	163
	Landauer Inc.	3,049	162
*	Sequenom Inc.	38,663	160
*	AVANIR Pharmaceuticals Inc.	47,604	158
	Spectrum Pharmaceuticals Inc.	19,238	158
*	Dynavax Technologies Corp.	60,442	158
*	PharMerica Corp.	9,897	155
*	Synageva BioPharma Corp.	3,647	150
*	Healthways Inc.	11,087	149
*	Astex Pharmaceuticals	30,242	147
*	Antares Pharma Inc.	35,707	145
*	Idenix Pharmaceuticals Inc.	30,578	145
*	Sangamo Biosciences Inc.	17,669	141
*	Vanguard Health Systems Inc.	10,428	139
*	Raptor Pharmaceutical Corp.	18,185	138
*	Fluidigm Corp.	8,089	138
*	Natus Medical Inc.	9,732	137
*	Triple-S Management Corp. Class B	6,347	134
*	Cambrex Corp.	9,763	134
*	Merit Medical Systems Inc.	13,526	134
*	Cadence Pharmaceuticals Inc.	19,837	132
*	Endocyte Inc.	9,582	131

* AMAG Pharmaceuticals Inc.	7,075	131
* Rigel Pharmaceuticals Inc.	27,750	128
* Accuray Inc.	23,320	125
* Amedisys Inc.	9,936	122
* Cardiovascular Systems Inc.	5,950	122
* Emergent Biosolutions Inc.	8,512	121
* Cerus Corp.	22,871	118
Atrion Corp.	516	114
* Symmetry Medical Inc.	12,119	113
Hi-Tech Pharmacal Co. Inc.	3,535	113
* Dyax Corp.	35,818	112
Universal American Corp.	12,241	112
* XOMA Corp.	26,332	111
* Providence Service Corp.	4,169	110
US Physical Therapy Inc.	3,802	107
* Gentiva Health Services Inc.	10,015	107
* Repros Therapeutics Inc.	6,155	107
* LHC Group Inc.	4,775	105
* Depomed Inc.	18,199	105
* Corvel Corp.	1,987	103
* Staar Surgical Co.	11,570	103
* Unilife Corp.	30,581	101
* SurModics Inc.	4,226	100
* Cynosure Inc. Class A	4,016	100
* Curis Inc.	25,460	95
* Synta Pharmaceuticals Corp.	12,731	94
* Tornier NV	5,903	93
* Immunomedics Inc.	23,466	92
* Palomar Medical Technologies Inc.	6,772	92
Select Medical Holdings Corp.	11,507	91
* Vanda Pharmaceuticals Inc.	9,685	88
* Sciclone Pharmaceuticals Inc.	18,323	88
* Affymetrix Inc.	23,278	87
* Furiex Pharmaceuticals Inc.	2,349	87
* Vical Inc.	24,733	87
* Synergy Pharmaceuticals Inc.	16,892	86
* AngioDynamics Inc.	7,909	86
* NewLink Genetics Corp.	5,135	84
* Threshold Pharmaceuticals Inc.	14,387	82
* Navidea Biopharmaceuticals Inc.	33,796	82
* Repligen Corp.	9,802	81
* Trius Therapeutics Inc.	10,527	81
* Vascular Solutions Inc.	5,255	80
* Novavax Inc.	41,397	79
* OraSure Technologies Inc.	17,819	78
* XenoPort Inc.	14,145	78
* Assisted Living Concepts Inc. Class A	6,258	74
* RTI Biologics Inc.	17,777	72
* Five Star Quality Care Inc.	13,860	71
* PhotoMedex Inc.	4,181	68
* Merge Healthcare Inc.	20,545	68
* Coronado Biosciences Inc.	6,801	67
* Chindex International Inc.	4,030	65
* Lannett Co. Inc.	5,478	63
* TESARO Inc.	1,771	61
* Progenics Pharmaceuticals Inc.	14,733	59
* Osiris Therapeutics Inc.	5,112	57

*	AtriCure Inc.	6,170	56
*	Arqule Inc.	20,461	55
*	Anika Therapeutics Inc.	3,683	54
*	GTx Inc.	9,059	54
*	Derma Sciences Inc.	4,012	54
*	Rockwell Medical Inc.	12,879	53
	CryoLife Inc.	8,576	53
*	Targacept Inc.	9,362	53
*	Sagent Pharmaceuticals Inc.	2,926	53
*	Solta Medical Inc.	24,327	52
	Utah Medical Products Inc.	1,127	52
*	Omeros Corp.	9,781	52
*	Sunesis Pharmaceuticals Inc.	9,523	51
	Almost Family Inc.	2,573	51
*	Ampio Pharmaceuticals Inc.	8,781	50
*	Biotime Inc.	10,483	50
*	Globus Medical Inc.	3,395	50
*	Cross Country Healthcare Inc.	9,494	49
*	Skilled Healthcare Group Inc.	6,855	49
*	Exactech Inc.	2,670	49
*	Intercept Pharmaceuticals Inc.	1,453	49
*	Cytori Therapeutics Inc.	19,474	48
*	ZIOPHARM Oncology Inc.	21,853	48
*	Rochester Medical Corp.	3,320	47
*	OncoGenex Pharmaceutical Inc.	4,543	47
*	SIGA Technologies Inc.	12,000	45
*	Geron Corp.	40,769	44
*	Pozen Inc.	8,184	43
*	BioDelivery Sciences International Inc.	9,330	41
*	Regulus Therapeutics Inc.	4,489	40
*	Harvard Bioscience Inc.	7,599	39
*	ImmunoCellular Therapeutics Ltd.	15,728	38
*	AVEO Pharmaceuticals Inc.	14,955	38
*	National Research Corp. Class A	2,319	38
*	KYTHERA Biopharmaceuticals Inc.	1,754	38
*	Alphatec Holdings Inc.	18,738	37
*	Amicus Therapeutics Inc.	10,876	36
*	Oncothyreon Inc.	19,462	36
	Enzon Pharmaceuticals Inc.	11,648	36
*	Hansen Medical Inc.	20,475	35
*	Agenus Inc.	8,399	34
*	Pacific Biosciences of California Inc.	12,738	34
*	Vocera Communications Inc.	2,189	32
*	ChemoCentryx Inc.	2,347	32
*	Sucampo Pharmaceuticals Inc. Class A	3,718	32
	Pain Therapeutics Inc.	11,575	31
*	Corcept Therapeutics Inc.	16,891	31
*	Hyperion Therapeutics Inc.	1,525	31
*	Durata Therapeutics Inc.	4,139	30
*	Anacor Pharmaceuticals Inc.	5,545	30
*	Zeltiq Aesthetics Inc.	5,807	30
*	Zogenix Inc.	19,891	30
*	Merrimack Pharmaceuticals Inc.	5,214	29
^,* BioCryst Pharmaceuticals Inc.		16,870	29
*	Horizon Pharma Inc.	12,071	29
*	Greenway Medical Technologies	2,335	28
*	Biospecifics Technologies Corp.	1,705	27

* Discovery Laboratories Inc.	14,885	27
* Affymax Inc.	12,650	26
* Cornerstone Therapeutics Inc.	2,901	25
Maxygen Inc.	9,524	23
* Verastem Inc.	2,138	20
* Codexis Inc.	8,837	20
* Ventrus Biosciences Inc.	7,684	20
* Cumberland Pharmaceuticals Inc.	4,074	20
* KaloBios Pharmaceuticals Inc.	2,823	16
* PDI Inc.	3,438	15
* LipoScience Inc.	1,961	13
* National Research Corp. Class B	386	13
* Transcept Pharmaceuticals Inc.	4,323	13
* EnteroMedics Inc.	9,205	12
* Cempra Inc.	1,500	12
* Pernix Therapeutics Holdings	3,129	11
* Acura Pharmaceuticals Inc.	4,155	9
* Supernus Pharmaceuticals Inc.	1,202	8
* BG Medicine Inc.	3,762	7
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		57,164
Industrials (15.0%)
* Alaska Air Group Inc.	23,324	1,325
* Genesee & Wyoming Inc. Class A	14,553	1,296
* Avis Budget Group Inc.	34,844	1,155
* Hexcel Corp.	32,682	1,136
Acuity Brands Inc.	13,893	1,043
* Old Dominion Freight Line Inc.	23,390	1,007
* Middleby Corp.	6,145	1,005
AO Smith Corp.	25,556	1,002
* Chart Industries Inc.	9,860	959
* US Airways Group Inc.	53,258	936
* Teledyne Technologies Inc.	12,064	932
CLARCOR Inc.	16,486	894
Woodward Inc.	22,697	889
HEICO Corp.	17,338	877
EMCOR Group Inc.	21,897	870
Watsco Inc.	9,648	842
Actuant Corp. Class A	23,977	815
Belden Inc.	14,980	801
* EnerSys Inc.	15,792	787
* Moog Inc. Class A	14,849	743
* Esterline Technologies Corp.	10,088	740
Corporate Executive Board Co.	10,998	673
Applied Industrial Technologies Inc.	13,844	665
* USG Corp.	24,310	664
* Beacon Roofing Supply Inc.	15,378	634
Deluxe Corp.	16,729	626
* Advisory Board Co.	11,259	595
* Tetra Tech Inc.	20,814	574
* MasTec Inc.	17,969	571
Curtiss-Wright Corp.	15,391	560
HNI Corp.	14,905	548
Barnes Group Inc.	17,795	538
Herman Miller Inc.	19,095	537
* DigitalGlobe Inc.	17,476	528
Brady Corp. Class A	16,090	524

* FTI Consulting Inc.	13,771	523
Franklin Electric Co. Inc.	15,377	520
Healthcare Services Group Inc.	22,036	500
AMERCO	2,835	489
* JetBlue Airways Corp.	76,432	475
United Stationers Inc.	13,304	459
Allegiant Travel Co. Class A	4,891	452
Mine Safety Appliances Co.	9,030	451
UniFirst Corp.	4,743	450
* Hub Group Inc. Class A	12,127	440
Watts Water Technologies Inc. Class A	9,185	437
* Swift Transportation Co.	25,819	435
ABM Industries Inc.	17,577	425
* Mobile Mini Inc.	12,502	421
Brink's Co.	15,462	415
* Spirit Airlines Inc.	13,608	414
Titan International Inc.	17,574	410
Acacia Research Corp.	16,258	406
TAL International Group Inc.	9,551	404
* Atlas Air Worldwide Holdings Inc.	8,643	401
Granite Construction Inc.	12,643	390
Mueller Water Products Inc. Class A	51,252	390
Simpson Manufacturing Co. Inc.	13,085	383
Briggs & Stratton Corp.	15,915	372
Forward Air Corp.	9,514	369
* On Assignment Inc.	14,048	366
Werner Enterprises Inc.	14,467	362
Raven Industries Inc.	11,857	359
* RBC Bearings Inc.	7,256	355
Mueller Industries Inc.	6,486	353
* Orbital Sciences Corp.	19,295	351
Steelcase Inc. Class A	24,886	344
AZZ Inc.	8,259	343
* Trimas Corp.	10,533	340
* EnPro Industries Inc.	6,733	339
Lindsay Corp.	4,157	338
* Huron Consulting Group Inc.	7,498	335
Generac Holdings Inc.	8,091	328
Knight Transportation Inc.	18,920	324
Interface Inc. Class A	19,161	322
* TrueBlue Inc.	13,215	311
Tennant Co.	6,164	304
G&K Services Inc. Class A	6,162	298
* Aegion Corp. Class A	12,842	293
Kaman Corp.	8,632	293
CIRCOR International Inc.	5,693	291
Aircastle Ltd.	18,343	290
Albany International Corp.	9,033	287
* II-VI Inc.	17,200	286
Kaydon Corp.	10,482	283
ESCO Technologies Inc.	8,744	281
* Rush Enterprises Inc. Class A	10,881	280
* Korn/Ferry International	15,642	274
* Trex Co. Inc.	4,879	271
McGrath RentCorp	8,100	268
* GenCorp Inc.	19,529	267
AAR Corp.	13,179	264

*	ACCO Brands Corp.	36,960	264
	Universal Forest Products Inc.	6,449	255
*	Saia Inc.	5,321	254
	Altra Holdings Inc.	8,811	254
*	Dycom Industries Inc.	10,996	250
	Cubic Corp.	5,203	248
	Apogee Enterprises Inc.	9,252	247
	Exponent Inc.	4,387	246
	Knoll Inc.	15,681	246
*	Team Inc.	6,512	235
*	Wabash National Corp.	22,351	235
	SkyWest Inc.	16,665	234
*	Meritor Inc.	32,182	233
	Astec Industries Inc.	6,565	232
	Heartland Express Inc.	15,698	225
	Insperity Inc.	7,421	224
*	Navigant Consulting Inc.	16,959	223
	Quanex Building Products Corp.	12,028	223
	Hyster-Yale Materials Handling Inc.	3,577	221
	Sun Hydraulics Corp.	6,759	219
	Standex International Corp.	4,129	215
*	Tutor Perini Corp.	11,628	215
*	Blount International Inc.	16,010	215
	H&E Equipment Services Inc.	9,323	209
	Primoris Services Corp.	9,753	208
	AAON Inc.	6,153	205
	John Bean Technologies Corp.	9,409	203
^,* SolarCity Corp.		4,413	200
*	ICF International Inc.	6,463	195
	Encore Wire Corp.	5,562	192
	Quad/Graphics Inc.	8,239	192
*	Rexnord Corp.	9,387	187
*	Federal Signal Corp.	20,776	182
*	Greenbrier Cos. Inc.	7,674	180
*	Nortek Inc.	2,509	177
	Griffon Corp.	15,325	177
	Comfort Systems USA Inc.	12,613	174
*	Republic Airways Holdings Inc.	16,235	174
	American Science & Engineering Inc.	2,833	170
*	DXP Enterprises Inc.	2,877	170
	Textainer Group Holdings Ltd.	4,510	169
	US Ecology Inc.	6,142	168
*	Gibraltar Industries Inc.	9,956	162
	Viad Corp.	6,539	161
	Arkansas Best Corp.	8,382	160
	Kelly Services Inc. Class A	9,001	159
	Great Lakes Dredge & Dock Corp.	19,092	158
*	Taser International Inc.	16,590	157
	Resources Connection Inc.	13,721	150
	Ennis Inc.	8,752	150
	Gorman-Rupp Co.	4,955	145
*	Layne Christensen Co.	6,596	142
*	Powell Industries Inc.	2,993	141
*	MYR Group Inc.	6,938	140
	Kforce Inc.	9,125	136
	LB Foster Co. Class A	3,051	135
*	Columbus McKinnon Corp.	6,382	135

	Barrett Business Services Inc.	2,307	135
	Multi-Color Corp.	4,416	130
	Celadon Group Inc.	6,639	130
*	Roadrunner Transportation Systems Inc.	4,634	128
*	CAI International Inc.	4,790	123
*	Pendrell Corp.	49,561	122
	Marten Transport Ltd.	5,098	122
*	Astronics Corp.	3,397	122
	National Presto Industries Inc.	1,582	122
*	GP Strategies Corp.	4,846	121
*	KEYW Holding Corp.	8,152	120
*	InnerWorkings Inc.	10,941	119
*	Titan Machinery Inc.	5,700	117
*	American Woodmark Corp.	3,189	116
*	Ply Gem Holdings Inc.	5,000	115
*	EnerNOC Inc.	8,622	115
	Kadant Inc.	3,805	114
*	Aerovironment Inc.	5,668	114
*	Standard Parking Corp.	5,092	114
*	Consolidated Graphics Inc.	2,405	112
*	Capstone Turbine Corp.	96,172	112
	Aceto Corp.	8,750	111
*	Mistras Group Inc.	5,139	110
	American Railcar Industries Inc.	3,193	109
*	Orion Marine Group Inc.	8,853	106
*	RPX Corp.	6,924	106
*	Air Transport Services Group Inc.	17,536	106
	Kimball International Inc. Class B	10,710	105
*	Park-Ohio Holdings Corp.	2,803	104
	Insteel Industries Inc.	5,819	104
	Douglas Dynamics Inc.	7,226	101
*	Wesco Aircraft Holdings Inc.	5,719	100
*	Hawaiian Holdings Inc.	16,652	99
*	Builders FirstSource Inc.	14,585	98
^,* ExOne Co.		1,967	98
*	Proto Labs Inc.	1,753	97
*	XPO Logistics Inc.	5,776	96
	Alamo Group Inc.	2,254	96
*	Thermon Group Holdings Inc.	4,802	95
	Graham Corp.	3,213	90
	Global Power Equipment Group Inc.	5,631	90
*	Echo Global Logistics Inc.	4,808	86
*	NCI Building Systems Inc.	5,938	86
*	Odyssey Marine Exploration Inc.	26,147	86
	Heidrick & Struggles International Inc.	5,830	84
*	Accuride Corp.	16,255	83
*	Northwest Pipe Co.	3,006	83
*	CBIZ Inc.	12,272	82
*	Kratos Defense & Security Solutions Inc.	13,811	80
*	Lydall Inc.	5,544	80
*	Furmanite Corp.	12,099	80
	Houston Wire & Cable Co.	5,675	79
	Michael Baker Corp.	2,781	73
*	Pacer International Inc.	11,759	72
*	WageWorks Inc.	2,454	71
	FreightCar America Inc.	3,863	70
	Dynamic Materials Corp.	4,350	70

Twin Disc Inc.	2,744	68
Met-Pro Corp.	5,074	68
Pike Electric Corp.	5,584	68
* FuelCell Energy Inc.	52,197	66
* Flow International Corp.	16,049	64
* Hurco Cos. Inc.	2,213	63
* Quality Distribution Inc.	6,785	62
TMS International Corp. Class A	4,043	61
* Commercial Vehicle Group Inc.	7,745	61
* CRA International Inc.	3,356	60
CDI Corp.	4,390	60
* Franklin Covey Co.	4,338	60
* Ameresco Inc. Class A	7,117	59
* Patriot Transportation Holding Inc.	1,993	58
Miller Industries Inc.	3,484	57
* Energy Recovery Inc.	13,761	57
LSI Industries Inc.	6,905	56
Coleman Cable Inc.	2,981	55
* PGT Inc.	6,702	55
^ Acorn Energy Inc.	6,243	55
* LMI Aerospace Inc.	2,835	54
* Sterling Construction Co. Inc.	5,135	53
Preformed Line Products Co.	730	51
Argan Inc.	3,059	50
* NN Inc.	5,323	49
* ARC Document Solutions Inc.	12,810	49
Ampco-Pittsburgh Corp.	2,624	48
VSE Corp.	1,416	48
* Universal Truckload Services Inc.	1,878	48
Hardinge Inc.	3,637	46
* AT Cross Co. Class A	3,300	46
* Casella Waste Systems Inc. Class A	11,464	46
Schawk Inc. Class A	3,660	43
Courier Corp.	3,133	42
* Cenveo Inc.	19,024	42
* Swisher Hygiene Inc.	39,103	41
* PMFG Inc.	6,346	41
* Heritage-Crystal Clean Inc.	2,643	40
* Vicor Corp.	6,736	36
* American Superconductor Corp.	13,445	36
International Shipholding Corp.	1,876	35
* Performant Financial Corp.	3,086	34
* Edgen Group Inc.	5,134	34
Eastern Co.	2,133	32
* TRC Cos. Inc.	5,186	31
* API Technologies Corp.	11,040	31
Ceco Environmental Corp.	2,462	30
* Rand Logistics Inc.	5,291	30
* BlueLinx Holdings Inc.	11,162	27
Intersections Inc.	2,883	27
* Patrick Industries Inc.	1,355	26
NL Industries Inc.	2,254	26
* Willis Lease Finance Corp.	1,864	25
* Hill International Inc.	7,809	23
* Hudson Global Inc.	9,976	23
* CPI Aerostructures Inc.	2,277	22
* Enphase Energy Inc.	2,809	22

*	Astronics Corp. Class B	577	20
*	Metalico Inc.	13,768	20
*	Dolan Co.	10,472	16
*	Genco Shipping & Trading Ltd.	8,592	14
	SIFCO Industries Inc.	869	13
	Omega Flex Inc.	944	13
	Sypris Solutions Inc.	3,631	12
	Compx International Inc.	377	5
			68,820
Information Technology (16.5%)
^,* 3D Systems Corp.		27,886	1,353
*	First Solar Inc.	19,754	1,074
*	Ultimate Software Group Inc.	9,394	1,046
*	CoStar Group Inc.	9,256	1,035
*	CommVault Systems Inc.	14,652	1,026
*	PTC Inc.	39,245	985
*	WEX Inc.	12,755	942
*	Aspen Technology Inc.	30,707	940
	FEI Co.	12,464	898
*	ViaSat Inc.	12,312	863
*	QLIK Technologies Inc.	28,016	862
	MAXIMUS Inc.	11,139	831
*	Semtech Corp.	21,499	786
*	Anixter International Inc.	9,255	710
*	Tyler Technologies Inc.	9,878	682
*	ValueClick Inc.	24,760	652
	Convergys Corp.	35,829	651
	Plantronics Inc.	13,948	644
*	Microsemi Corp.	29,143	639
	Cognex Corp.	14,050	631
	InterDigital Inc.	13,432	618
*	MEMC Electronic Materials Inc.	75,621	610
*	ACI Worldwide Inc.	13,047	607
	Mentor Graphics Corp.	30,554	580
*	Sourcefire Inc.	10,219	572
*	Hittite Microwave Corp.	10,342	561
*	ARRIS Group Inc.	37,095	561
*	Acxiom Corp.	25,196	554
	Fair Isaac Corp.	11,247	552
*	Aruba Networks Inc.	36,707	548
*	Ciena Corp.	32,527	545
	j2 Global Inc.	13,291	543
*	Veeco Instruments Inc.	12,730	540
*	Cavium Inc.	16,315	534
*	TiVo Inc.	40,815	528
	ASML Holding NV	6,470	526
	Littelfuse Inc.	7,108	522
*	Sapient Corp.	40,330	519
*	VistaPrint NV	11,209	515
*	Euronet Worldwide Inc.	16,647	508
*	RF Micro Devices Inc.	91,246	504
*	Manhattan Associates Inc.	6,646	499
*	International Rectifier Corp.	22,634	498
*	OpenTable Inc.	7,386	493
*	WebMD Health Corp.	16,619	491
	MKS Instruments Inc.	17,187	484
*	CACI International Inc. Class A	7,414	476

*	Entegris Inc.	44,904	468
*	Synaptics Inc.	11,017	455
	ADTRAN Inc.	19,445	450
	Blackbaud Inc.	14,761	448
*	Dealertrack Technologies Inc.	13,879	447
*	Cornerstone OnDemand Inc.	11,007	447
*	Progress Software Corp.	18,923	445
	Coherent Inc.	7,744	445
*	Verint Systems Inc.	12,888	433
*	Take-Two Interactive Software Inc.	25,942	432
*	Electronics for Imaging Inc.	15,183	423
*	NETGEAR Inc.	12,424	413
*	Cardtronics Inc.	14,428	412
*	Infinera Corp.	38,080	401
*	Integrated Device Technology Inc.	46,541	397
	Power Integrations Inc.	9,281	396
*	Finisar Corp.	29,859	391
*	Cirrus Logic Inc.	21,424	391
	Heartland Payment Systems Inc.	12,120	389
*	TriQuint Semiconductor Inc.	55,130	388
*	Universal Display Corp.	12,994	387
*	OSI Systems Inc.	6,494	376
*	Sanmina Corp.	26,661	362
	NIC Inc.	21,086	353
	Tessera Technologies Inc.	16,976	352
*	SS&C Technologies Holdings Inc.	11,081	351
*	SYNNEX Corp.	8,600	349
*	Benchmark Electronics Inc.	17,835	348
*	Advent Software Inc.	10,324	343
	Intersil Corp. Class A	41,690	342
*	Bottomline Technologies de Inc.	12,289	340
*	Ultratech Inc.	9,220	336
*	Plexus Corp.	11,443	334
^,* VirnetX Holding Corp.		13,726	325
	Syntel Inc.	5,048	323
	MTS Systems Corp.	5,259	317
*	OmniVision Technologies Inc.	17,129	316
*	Liquidity Services Inc.	7,707	308
*	Websense Inc.	12,346	307
*	Unisys Corp.	14,336	296
*	Netscout Systems Inc.	12,013	293
*	QLogic Corp.	29,736	290
*	ScanSource Inc.	9,022	288
*	Rambus Inc.	35,981	284
*	Synchronoss Technologies Inc.	9,041	283
*	Insight Enterprises Inc.	14,527	280
*	Cabot Microelectronics Corp.	7,706	275
*	Diodes Inc.	11,612	274
*	Guidewire Software Inc.	6,688	274
*	Angie's List Inc.	11,638	273
	Monotype Imaging Holdings Inc.	11,962	272
*	Harmonic Inc.	44,448	271
	Monolithic Power Systems Inc.	10,707	263
*	SunPower Corp. Class A	13,246	256
*	MicroStrategy Inc. Class A	2,787	255
*	Rofin-Sinar Technologies Inc.	9,338	250
*	ATMI Inc.	10,442	249

* BroadSoft Inc.	8,990	249
Tellabs Inc.	119,799	248
* Rogers Corp.	5,321	246
* Interactive Intelligence Group Inc.	4,802	241
* CSG Systems International Inc.	11,114	240
* Cray Inc.	13,164	240
* Web.com Group Inc.	11,405	239
* Advanced Energy Industries Inc.	12,998	239
* Blucora Inc.	13,064	238
Brooks Automation Inc.	21,694	231
* comScore Inc.	11,508	228
* Ixia	14,459	227
* Measurement Specialties Inc.	5,062	225
* ExlService Holdings Inc.	7,640	224
* Sonus Networks Inc.	69,784	224
* RealPage Inc.	11,722	223
* SPS Commerce Inc.	4,114	222
* Bankrate Inc.	15,478	222
* Monster Worldwide Inc.	39,654	219
* Digital River Inc.	12,346	216
* Spansion Inc. Class A	15,683	215
* Comverse Inc.	7,127	213
Badger Meter Inc.	4,747	212
United Online Inc.	30,429	207
* FARO Technologies Inc.	5,535	207
* PROS Holdings Inc.	7,145	207
EarthLink Inc.	34,743	206
* RealD Inc.	13,530	204
ManTech International Corp. Class A	7,508	203
* Sykes Enterprises Inc.	12,647	200
* Lattice Semiconductor Corp.	38,244	197
Methode Electronics Inc.	12,318	194
* Intermec Inc.	19,494	192
* Ellie Mae Inc.	8,418	188
* LogMeIn Inc.	7,312	186
Pegasystems Inc.	5,739	186
Ebix Inc.	9,321	185
* Checkpoint Systems Inc.	13,058	178
* Emulex Corp.	28,172	176
* GT Advanced Technologies Inc.	39,018	174
Park Electrochemical Corp.	7,008	169
* Silicon Graphics International Corp.	11,096	168
* LivePerson Inc.	18,001	166
* Stamps.com Inc.	4,357	166
* Applied Micro Circuits Corp.	21,367	165
* Newport Corp.	12,481	164
* TeleTech Holdings Inc.	7,258	163
Micrel Inc.	16,333	163
* InvenSense Inc.	12,546	162
* Accelrys Inc.	18,749	156
* Envestnet Inc.	6,782	156
Cass Information Systems Inc.	3,423	154
* CalAmp Corp.	11,651	153
* Photronics Inc.	19,965	152
* iGATE Corp.	10,491	152
Forrester Research Inc.	4,195	152
* Silicon Image Inc.	24,901	152

* Constant Contact Inc.	10,097	151
* Move Inc.	13,020	148
* Tangoe Inc.	9,934	148
* PDF Solutions Inc.	7,965	146
* Global Cash Access Holdings Inc.	22,003	145
* Virtusa Corp.	6,176	145
Comtech Telecommunications Corp.	5,463	144
Black Box Corp.	5,330	143
* TTM Technologies Inc.	17,670	143
* Internap Network Services Corp.	17,778	142
* Exar Corp.	12,515	141
* MoneyGram International Inc.	7,081	139
* Immersion Corp.	9,021	139
* Power-One Inc.	21,829	138
* Calix Inc.	13,000	136
* Imperva Inc.	3,408	136
* SciQuest Inc.	5,895	135
CTS Corp.	11,201	135
* ServiceSource International Inc.	16,333	133
* Perficient Inc.	10,534	133
* Rudolph Technologies Inc.	10,595	130
* Ceva Inc.	7,631	128
EPIQ Systems Inc.	10,429	127
* Tableau Software Inc. Class A	2,448	125
* Entropic Communications Inc.	29,076	124
* Dice Holdings Inc.	13,672	123
Daktronics Inc.	11,923	122
* DTS Inc.	6,039	119
* Volterra Semiconductor Corp.	8,444	119
* Quantum Corp.	76,291	118
* Parkervision Inc.	26,300	115
* Responsys Inc.	11,708	115
Computer Task Group Inc.	5,020	112
* Nanometrics Inc.	7,730	112
* Extreme Networks	30,808	110
* Amkor Technology Inc.	24,037	109
* Actuate Corp.	16,153	109
* Anaren Inc.	4,427	106
* Fabrinet	7,313	106
* Oplink Communications Inc.	6,208	106
Electro Rent Corp.	6,151	105
* Seachange International Inc.	9,375	101
* Procera Networks Inc.	6,811	101
* Super Micro Computer Inc.	9,589	99
* CIBER Inc.	24,228	99
* Jive Software Inc.	5,776	98
* Higher One Holdings Inc.	8,928	97
* Globecomm Systems Inc.	7,487	96
* Integrated Silicon Solution Inc.	8,817	95
* FormFactor Inc.	16,087	95
IXYS Corp.	7,961	91
* LTX-Credence Corp.	15,899	90
* Active Network Inc.	13,382	90
* Yelp Inc.	2,953	88
* XO Group Inc.	8,431	87
Cohu Inc.	7,806	86
* Mercury Systems Inc.	9,857	86

*	FleetMatics Group plc	2,853	85
*	Zix Corp.	21,080	84
	Electro Scientific Industries Inc.	7,356	84
*	Zygo Corp.	5,221	83
*	Market Leader Inc.	7,712	83
*	Demand Media Inc.	9,626	83
*	QuinStreet Inc.	10,452	81
*	NVE Corp.	1,560	81
*	Digi International Inc.	8,317	80
*	Trulia Inc.	2,560	79
*	GSI Group Inc.	9,524	78
*	Inphi Corp.	7,584	77
*	ExactTarget Inc.	3,364	77
*	Kopin Corp.	21,489	76
*	VASCO Data Security International Inc.	9,074	76
	Supertex Inc.	3,327	74
*	Callidus Software Inc.	12,222	73
*	support.com Inc.	15,309	73
*	IntraLinks Holdings Inc.	11,669	72
	Telular Corp.	5,580	70
*	Demandware Inc.	2,257	69
*	Travelzoo Inc.	2,388	69
	Keynote Systems Inc.	5,429	68
*	Kemet Corp.	14,829	68
*	Maxwell Technologies Inc.	9,411	68
*	Zillow Inc. Class A	1,211	68
*	Infoblox Inc.	2,773	67
*	KVH Industries Inc.	5,089	67
*	PLX Technology Inc.	14,310	65
*	Symmetricom Inc.	13,062	65
*	Rosetta Stone Inc.	3,719	63
	American Software Inc. Class A	7,406	63
	ePlus Inc.	1,256	62
*	Unwired Planet Inc.	30,154	62
*	ShoreTel Inc.	15,149	61
*	MoSys Inc.	13,319	61
*	Avid Technology Inc.	9,494	61
	Ubiquiti Networks Inc.	3,199	61
*	EVERTEC Inc.	2,971	59
*	Axcelis Technologies Inc.	37,052	59
*	Vocus Inc.	6,626	58
	Digimarc Corp.	2,488	57
*	Ultra Clean Holdings	9,736	57
*	Vishay Precision Group Inc.	3,831	55
*	Datalink Corp.	4,786	55
*	DSP Group Inc.	6,860	54
*	ANADIGICS Inc.	26,373	54
*	Agilysys Inc.	4,667	53
*	Lionbridge Technologies Inc.	17,953	53
^,* Glu Mobile Inc.		19,560	53
	Bel Fuse Inc. Class B	3,312	53
*	Aviat Networks Inc.	19,736	52
*	Pericom Semiconductor Corp.	7,334	51
	PC Connection Inc.	3,045	51
*	AVG Technologies NV	2,757	50
^,* Rubicon Technology Inc.		5,839	49
*	RealNetworks Inc.	6,801	49

* Aeroflex Holding Corp.	6,219	49
* Multi-Fineline Electronix Inc.	3,028	48
* MaxLinear Inc.	7,600	48
Richardson Electronics Ltd.	3,944	47
* Sigma Designs Inc.	10,196	47
PC-Tel Inc.	6,344	47
* Imation Corp.	11,058	45
Marchex Inc. Class B	7,763	45
* Proofpoint Inc.	2,201	44
Tessco Technologies Inc.	1,934	44
* Xoom Corp.	2,347	44
Hackett Group Inc.	8,426	42
* Qualys Inc.	3,022	42
* Neonode Inc.	7,738	42
Mesa Laboratories Inc.	792	42
* PRGX Global Inc.	7,566	41
* Alpha & Omega Semiconductor Ltd.	5,245	41
* Limelight Networks Inc.	17,312	41
* Carbonite Inc.	3,878	41
* Intermolecular Inc.	4,776	41
* Guidance Software Inc.	4,347	40
* Radisys Corp.	7,999	40
* STEC Inc.	11,243	40
* GSI Technology Inc.	7,084	40
* EPAM Systems Inc.	1,694	39
* Mattson Technology Inc.	19,819	39
* NeoPhotonics Corp.	6,053	39
* Key Tronic Corp.	3,396	39
* Numerex Corp. Class A	3,504	39
* Marketo Inc.	1,539	36
* Mindspeed Technologies Inc.	11,178	36
* QuickLogic Corp.	15,007	35
* Intevac Inc.	7,336	35
* ModusLink Global Solutions Inc.	11,937	34
* Ambarella Inc.	2,094	34
* Cyan Inc.	2,445	33
* Ruckus Wireless Inc.	2,597	33
* Spark Networks Inc.	3,935	32
* Millennial Media Inc.	4,063	32
* Ipass Inc.	18,853	32
* AXT Inc.	11,080	31
* STR Holdings Inc.	10,382	31
* Echelon Corp.	13,045	31
* OCZ Technology Group Inc.	20,443	30
* Westell Technologies Inc. Class A	13,434	29
* M/A-COM Technology Solutions Holdings Inc.	2,083	29
* Audience Inc.	2,052	29
* Oclaro Inc.	27,382	28
QAD Inc. Class A	2,145	27
* Bazaarvoice Inc.	3,573	27
* Telenav Inc.	4,791	24
* Innodata Inc.	7,712	24
Sapiens International Corp. NV	4,702	24
* TechTarget Inc.	5,374	24
* ChannelAdvisor Corp.	1,400	24
* E2open Inc.	1,609	24
* Peregrine Semiconductor Corp.	2,165	23

	Aware Inc.	4,135	23
*	Exa Corp.	2,145	18
*	Blackhawk Network Holdings Inc.	730	17
*	Viasystems Group Inc.	1,291	16
*	Rally Software Development Corp.	735	16
*	Brightcove Inc.	1,992	15
*	FalconStor Software Inc.	10,737	14
*	Mattersight Corp.	3,461	11
*	Model N Inc.	500	10
^,* MeetMe Inc.		6,397	10
*	Synacor Inc.	2,285	9
*	Marin Software Inc.	588	7
*	Envivio Inc.	2,660	4
*	Ambient Corp.	818	1
			75,644
Materials (5.0%)
	Eagle Materials Inc.	16,037	1,183
	Axiall Corp.	22,796	984
	PolyOne Corp.	32,613	838
*	Louisiana-Pacific Corp.	45,104	792
*	Chemtura Corp.	32,371	742
	HB Fuller Co.	16,373	681
	Sensient Technologies Corp.	16,382	676
	Olin Corp.	26,282	655
	Worthington Industries Inc.	17,138	589
*	Texas Industries Inc.	7,407	529
	Minerals Technologies Inc.	11,613	495
	Schweitzer-Mauduit International Inc.	10,218	491
	Buckeye Technologies Inc.	12,891	480
*	Coeur Mining Inc.	33,500	475
	Balchem Corp.	9,572	460
*	Stillwater Mining Co.	37,974	455
	Hecla Mining Co.	112,097	429
*	Resolute Forest Products Inc.	26,481	403
	Kaiser Aluminum Corp.	6,308	400
	KapStone Paper and Packaging Corp.	13,216	383
*	Graphic Packaging Holding Co.	48,012	369
	Innophos Holdings Inc.	7,129	361
*	SunCoke Energy Inc.	22,903	355
*	Clearwater Paper Corp.	7,284	348
	PH Glatfelter Co.	13,988	346
*	Calgon Carbon Corp.	17,830	322
	Stepan Co.	5,896	319
*	OM Group Inc.	10,596	311
	Innospec Inc.	7,546	310
*	RTI International Metals Inc.	9,917	288
*	Flotek Industries Inc.	16,182	281
	Koppers Holdings Inc.	6,789	279
	A Schulman Inc.	9,655	279
	American Vanguard Corp.	9,106	277
	Quaker Chemical Corp.	4,237	275
	Boise Inc.	32,873	265
	AMCOL International Corp.	8,251	264
*	Headwaters Inc.	23,834	253
	Globe Specialty Metals Inc.	20,106	247
	Deltic Timber Corp.	3,564	225
*	Kraton Performance Polymers Inc.	10,547	219

* LSB Industries Inc.	6,138	207
Schnitzer Steel Industries Inc.	8,258	204
* Berry Plastics Group Inc.	9,621	202
Materion Corp.	6,679	199
Tredegar Corp.	7,901	197
Haynes International Inc.	4,018	197
* Ferro Corp.	28,119	193
* McEwen Mining Inc.	70,341	179
Wausau Paper Corp.	14,683	171
* Century Aluminum Co.	17,092	169
* Horsehead Holding Corp.	14,604	168
Neenah Paper Inc.	5,325	167
Myers Industries Inc.	11,222	165
* AK Steel Holding Corp.	44,273	154
* Boise Cascade Co.	4,366	131
Zep Inc.	7,283	121
Hawkins Inc.	3,014	120
* Landec Corp.	8,359	117
* Zoltek Cos. Inc.	9,101	116
* AEP Industries Inc.	1,366	114
* OMNOVA Solutions Inc.	15,281	113
* ADA-ES Inc.	2,932	110
* AM Castle & Co.	5,449	96
Gold Resource Corp.	9,881	95
FutureFuel Corp.	6,223	87
US Silica Holdings Inc.	3,872	86
Olympic Steel Inc.	2,915	74
* Universal Stainless & Alloy Products Inc.	2,220	70
* Paramount Gold and Silver Corp.	42,201	63
* Golden Star Resources Ltd.	85,995	61
KMG Chemicals Inc.	2,689	60
* Arabian American Development Co.	6,176	46
* General Moly Inc.	20,971	45
Chase Corp.	2,281	45
* Midway Gold Corp.	39,435	43
Noranda Aluminum Holding Corp.	10,142	41
* UFP Technologies Inc.	1,887	36
* Vista Gold Corp.	20,771	31
* Handy & Harman Ltd.	1,847	30
* United States Lime & Minerals Inc.	597	30
* US Antimony Corp.	18,408	26
* Golden Minerals Co.	11,412	20
* GSE Holding Inc.	2,760	18
* Revett Minerals Inc.	8,748	8
		22,958
Telecommunication Services (0.6%)
Cogent Communications Group Inc.	15,315	421
* Cincinnati Bell Inc.	68,213	235
Consolidated Communications Holdings Inc.	13,092	223
* Premiere Global Services Inc.	16,815	203
* 8x8 Inc.	23,585	195
Atlantic Tele-Network Inc.	2,977	148
* Vonage Holdings Corp.	50,014	137
Shenandoah Telecommunications Co.	7,848	131
* Iridium Communications Inc.	16,210	115
* General Communication Inc. Class A	12,084	105
* Leap Wireless International Inc.	17,463	99

	USA Mobility Inc.	7,202	97
	IDT Corp. Class B	5,173	90
*	inContact Inc.	12,216	89
*	Hawaiian Telcom Holdco Inc.	3,267	84
*	Cbeyond Inc.	9,378	80
	NTELOS Holdings Corp.	4,663	76
^,* magicJack VocalTec Ltd.		4,745	71
	Lumos Networks Corp.	4,825	66
	Neutral Tandem Inc.	9,622	56
*	Fairpoint Communications Inc.	6,421	54
*	Towerstream Corp.	19,793	51
	Primus Telecommunications Group Inc.	4,291	51
	HickoryTech Corp.	4,177	44
*	ORBCOMM Inc.	10,884	43
*	Boingo Wireless Inc.	5,427	39
			3,003
Utilities (3.2%)
	Cleco Corp.	19,986	910
	Piedmont Natural Gas Co. Inc.	24,772	837
	IDACORP Inc.	16,472	778
	Portland General Electric Co.	24,837	756
	WGL Holdings Inc.	16,962	728
	Southwest Gas Corp.	15,178	719
	Black Hills Corp.	14,461	686
	UIL Holdings Corp.	16,616	647
	UNS Energy Corp.	13,207	619
	New Jersey Resources Corp.	13,632	619
	South Jersey Industries Inc.	10,485	612
	ALLETE Inc.	12,511	592
	PNM Resources Inc.	26,139	586
	Avista Corp.	19,248	514
	NorthWestern Corp.	11,937	491
	Laclede Group Inc.	10,283	487
	El Paso Electric Co.	13,134	470
	MGE Energy Inc.	7,559	403
	Northwest Natural Gas Co.	8,767	375
	American States Water Co.	6,169	328
	Otter Tail Corp.	11,830	323
	CH Energy Group Inc.	4,879	316
	California Water Service Group	15,511	306
	Empire District Electric Co.	13,791	300
	Atlantic Power Corp.	39,056	185
	Chesapeake Utilities Corp.	3,210	170
	SJW Corp.	4,967	134
	Ormat Technologies Inc.	5,856	134
	Unitil Corp.	4,532	127
	Connecticut Water Service Inc.	3,476	99
	Middlesex Water Co.	5,088	98
	York Water Co.	4,120	79
	Consolidated Water Co. Ltd.	4,999	54
	Delta Natural Gas Co. Inc.	2,345	51
	Artesian Resources Corp. Class A	2,302	51
	Genie Energy Ltd. Class B	4,971	43
*	Cadiz Inc.	4,448	26

* American DG Energy Inc.			8,824	14
				14,667
Total Common Stocks (Cost $371,583)				457,545
	Coupon		Shares
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.136%		1,601,412	1,601

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.120%	6/5/13	200	200
Total Temporary Cash Investments (Cost $1,801)				1,801
Total Investments (100.3%) (Cost $373,384)				459,346
Other Assets and Liabilities-Net (-0.3%)[3]				(1,490)
Net Assets (100%)				457,856

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,459,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,591,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 2000 Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	457,544	—	1
Temporary Cash Investments	1,601	200	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	459,141	200	1
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	4	393	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $373,385,000. Net unrealized appreciation of investment securities for tax purposes was $85,961,000, consisting of unrealized gains of $101,354,000 on securities that had risen in value since their purchase and $15,393,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.9%)
Dana Holding Corp.	18,590	352
* Fifth & Pacific Cos. Inc.	15,878	341
Rent-A-Center Inc.	8,354	306
* Live Nation Entertainment Inc.	19,688	268
KB Home	11,617	257
* Iconix Brand Group Inc.	8,029	242
Sotheby's	6,181	230
Sinclair Broadcast Group Inc. Class A	8,115	219
* Saks Inc.	14,581	216
Vail Resorts Inc.	3,293	211
Meredith Corp.	5,109	209
Men's Wearhouse Inc.	5,683	206
Group 1 Automotive Inc.	3,235	206
* New York Times Co. Class A	19,211	203
MDC Holdings Inc.	5,396	200
* WMS Industries Inc.	7,775	197
* Shutterfly Inc.	4,008	195
* Helen of Troy Ltd.	4,481	178
* Office Depot Inc.	40,129	177
* American Axle & Manufacturing Holdings Inc.	9,430	168
Jones Group Inc.	11,442	167
* Marriott Vacations Worldwide Corp.	3,761	166
Bob Evans Farms Inc.	3,562	164
* Orient-Express Hotels Ltd. Class A	13,492	160
Lithia Motors Inc. Class A	3,020	157
OfficeMax Inc.	12,064	157
* Meritage Homes Corp.	3,231	153
* Pinnacle Entertainment Inc.	7,660	151
Regis Corp.	8,021	148
* Ascent Capital Group Inc. Class A	1,979	144
* Krispy Kreme Doughnuts Inc.	8,284	143
* Quiksilver Inc.	18,191	143
* Standard Pacific Corp.	16,115	143
Penske Automotive Group Inc.	4,389	141
Stewart Enterprises Inc. Class A	10,413	135
International Speedway Corp. Class A	3,860	134
Sonic Automotive Inc. Class A	5,599	127
Brown Shoe Co. Inc.	5,970	124
Ryland Group Inc.	2,710	123
* Skechers U.S.A. Inc. Class A	5,273	119
* Children's Place Retail Stores Inc.	2,103	112
Scholastic Corp.	3,613	109
* Conn's Inc.	2,130	105
Stage Stores Inc.	4,551	105
Columbia Sportswear Co.	1,708	103
Churchill Downs Inc.	1,216	102
La-Z-Boy Inc.	5,081	94
* Boyd Gaming Corp.	7,181	94
Standard Motor Products Inc.	2,766	93

Belo Corp. Class A	8,264	93
* Pep Boys-Manny Moe & Jack	7,365	91
* Hovnanian Enterprises Inc. Class A	14,673	90
Finish Line Inc. Class A	4,167	88
National CineMedia Inc.	5,195	86
* G-III Apparel Group Ltd.	2,023	85
* M/I Homes Inc.	3,365	84
* Ruby Tuesday Inc.	8,889	82
Movado Group Inc.	2,275	82
* Barnes & Noble Inc.	3,623	82
Fred's Inc. Class A	5,132	81
Matthews International Corp. Class A	2,062	79
Core-Mark Holding Co. Inc.	1,332	79
American Greetings Corp. Class A	4,106	76
* Beazer Homes USA Inc.	3,431	71
* Scientific Games Corp. Class A	6,305	69
* Modine Manufacturing Co.	6,511	67
Haverty Furniture Cos. Inc.	2,673	66
* Wet Seal Inc. Class A	12,606	63
Callaway Golf Co.	9,062	62
* Winnebago Industries Inc.	2,928	61
* Biglari Holdings Inc.	150	60
* Red Robin Gourmet Burgers Inc.	1,133	59
Superior Industries International Inc.	3,201	58
* EW Scripps Co. Class A	4,161	57
Valassis Communications Inc.	2,144	56
* Universal Electronics Inc.	2,080	56
Harte-Hanks Inc.	6,206	55
Drew Industries Inc.	1,415	53
* Tuesday Morning Corp.	5,830	52
* LIN TV Corp. Class A	4,246	52
* RadioShack Corp.	13,855	51
Fisher Communications Inc.	1,235	51
Stein Mart Inc.	3,843	50
Shoe Carnival Inc.	1,991	48
Big 5 Sporting Goods Corp.	2,317	46
* Stoneridge Inc.	3,941	44
* Jack in the Box Inc.	1,184	43
NACCO Industries Inc. Class A	760	43
Carriage Services Inc. Class A	2,187	41
* Cabela's Inc.	611	41
MDC Partners Inc. Class A	2,250	40
CSS Industries Inc.	1,369	38
* Journal Communications Inc. Class A	5,681	38
Bon-Ton Stores Inc.	1,764	38
* Unifi Inc.	1,978	37
Perry Ellis International Inc.	1,652	35
* Shutterstock Inc.	721	34
Nexstar Broadcasting Group Inc. Class A	1,192	33
* TRI Pointe Homes Inc.	1,980	33
Marcus Corp.	2,566	33
* MarineMax Inc.	2,869	33
* Restoration Hardware Holdings Inc.	587	33
Entravision Communications Corp. Class A	7,067	33
* Cumulus Media Inc. Class A	8,612	32
* Entercom Communications Corp. Class A	3,403	32
JAKKS Pacific Inc.	3,107	31

Cooper Tire & Rubber Co.	1,163	30
Saga Communications Inc. Class A	651	30
* Carmike Cinemas Inc.	1,683	30
Speedway Motorsports Inc.	1,623	29
* Destination XL Group Inc.	5,849	29
* Five Below Inc.	755	29
Spartan Motors Inc.	4,721	29
* Corinthian Colleges Inc.	10,909	28
* Kirkland's Inc.	1,893	28
* VOXX International Corp. Class A	2,541	28
* hhgregg Inc.	1,769	28
* Steinway Musical Instruments Inc.	963	27
* Digital Generation Inc.	3,842	27
Hooker Furniture Corp.	1,505	26
* Black Diamond Inc.	2,925	26
Destination Maternity Corp.	1,044	26
* Federal-Mogul Corp.	2,601	25
* Citi Trends Inc.	1,906	25
* Fuel Systems Solutions Inc.	1,616	25
* West Marine Inc.	2,116	25
* Education Management Corp.	3,761	24
bebe stores inc	4,350	24
* Luby's Inc.	2,788	24
* Central European Media Enterprises Ltd. Class A	7,014	23
Lincoln Educational Services Corp.	3,345	23
* Bright Horizons Family Solutions Inc.	627	23
* Isle of Capri Casinos Inc.	2,864	22
* Life Time Fitness Inc.	438	22
Bassett Furniture Industries Inc.	1,570	22
* Career Education Corp.	7,140	21
Culp Inc.	1,216	21
* 1-800-Flowers.com Inc. Class A	3,422	21
Weyco Group Inc.	847	20
* McClatchy Co. Class A	8,077	20
* Sonic Corp.	1,530	20
Mac-Gray Corp.	1,415	20
* Johnson Outdoors Inc. Class A	786	19
* Monarch Casino & Resort Inc.	1,223	19
* Asbury Automotive Group Inc.	442	18
Lifetime Brands Inc.	1,348	18
* Denny's Corp.	2,958	18
* Maidenform Brands Inc.	955	17
* Bloomin' Brands Inc.	682	16
Ameristar Casinos Inc.	597	16
* Global Sources Ltd.	2,255	15
* Daily Journal Corp.	135	15
* Delta Apparel Inc.	983	14
Ethan Allen Interiors Inc.	455	14
Flexsteel Industries Inc.	627	14
* Reading International Inc. Class A	2,330	14
Systemax Inc.	1,445	14
* Rentrak Corp.	525	12
* Jos A Bank Clothiers Inc.	268	12
* Red Lion Hotels Corp.	1,920	12
Universal Technical Institute Inc.	1,013	12
* Morgans Hotel Group Co.	1,698	11
Salem Communications Corp. Class A	1,410	11

* Martha Stewart Living Omnimedia Class A	3,871	9
* Chuy's Holdings Inc.	248	9
* New York & Co. Inc.	1,470	8
Shiloh Industries Inc.	813	8
* Caesars Entertainment Corp.	547	8
* Fiesta Restaurant Group Inc.	221	8
* Crown Media Holdings Inc. Class A	3,661	8
Frisch's Restaurants Inc.	437	7
Loral Space & Communications Inc.	87	5
* Exide Technologies	10,278	5
Marine Products Corp.	616	5
* Cavco Industries Inc.	94	5
* Perfumania Holdings Inc.	707	4
Beasley Broadcasting Group Inc. Class A	566	4
* Del Frisco's Restaurant Group Inc.	215	4
* Carrols Restaurant Group Inc.	638	4
World Wrestling Entertainment Inc. Class A	314	3
National American University Holdings Inc.	713	3
* LifeLock Inc.	211	2
RG Barry Corp.	108	2
Cherokee Inc.	96	1
Einstein Noah Restaurant Group Inc.	90	1
* Orchard Supply Hardware Stores Corp. Class A	128	—
Value Line Inc.	8	—
		12,927
Consumer Staples (2.7%)
Harris Teeter Supermarkets Inc.	5,317	250
* Rite Aid Corp.	84,804	249
* Darling International Inc.	11,534	226
Universal Corp.	3,284	192
Fresh Del Monte Produce Inc.	5,310	142
Andersons Inc.	2,591	132
Seaboard Corp.	43	118
* TreeHouse Foods Inc.	1,633	107
* Boulder Brands Inc.	8,213	86
* Prestige Brands Holdings Inc.	2,382	70
* Chiquita Brands International Inc.	6,402	65
Weis Markets Inc.	1,533	63
Spartan Stores Inc.	3,019	54
* Harbinger Group Inc.	5,740	49
* Diamond Foods Inc.	3,082	48
* Dole Food Co. Inc.	4,995	47
* SUPERVALU Inc.	7,255	47
* Post Holdings Inc.	1,082	46
* Alliance One International Inc.	12,176	44
Village Super Market Inc. Class A	1,174	44
* Susser Holdings Corp.	895	42
Ingles Markets Inc. Class A	1,740	38
Nash Finch Co.	1,719	37
* Pantry Inc.	2,949	37
* Seneca Foods Corp. Class A	1,149	37
* Central Garden and Pet Co. Class A	4,615	35
* Revlon Inc. Class A	1,591	32
Spectrum Brands Holdings Inc.	521	31
Vector Group Ltd.	1,912	31
* Omega Protein Corp.	2,731	30
Nutraceutical International Corp.	1,214	24

* Elizabeth Arden Inc.	503	24
John B Sanfilippo & Son Inc.	1,109	21
Inter Parfums Inc.	654	20
* Pilgrim's Pride Corp.	1,630	19
Oil-Dri Corp. of America	693	19
Snyders-Lance Inc.	685	18
* Natural Grocers by Vitamin Cottage Inc.	591	17
Alico Inc.	273	13
Cal-Maine Foods Inc.	279	12
* Farmer Bros Co.	886	12
Griffin Land & Nurseries Inc.	390	12
Orchids Paper Products Co.	419	10
Nature's Sunshine Products Inc.	643	10
* Annie's Inc.	195	8
Tootsie Roll Industries Inc.	219	7
* Craft Brew Alliance Inc.	865	7
Arden Group Inc.	52	6
		2,688
Energy (6.5%)
* Helix Energy Solutions Group Inc.	14,824	354
* Gulfport Energy Corp.	7,099	339
Bristow Group Inc.	5,023	316
SemGroup Corp. Class A	5,871	307
* Exterran Holdings Inc.	9,118	264
* Hornbeck Offshore Services Inc.	4,968	258
* McMoRan Exploration Co.	14,272	237
* PDC Energy Inc.	4,220	216
* Scorpio Tankers Inc.	20,249	192
* Cloud Peak Energy Inc.	8,633	166
* Stone Energy Corp.	6,894	155
Arch Coal Inc.	29,577	153
* Hercules Offshore Inc.	22,080	153
* Bill Barrett Corp.	6,704	151
* Newpark Resources Inc.	12,527	140
* Key Energy Services Inc.	21,044	136
Gulfmark Offshore Inc.	2,927	134
* EPL Oil & Gas Inc.	3,865	118
Ship Finance International Ltd.	6,781	115
* TETRA Technologies Inc.	10,809	113
Comstock Resources Inc.	6,705	108
Western Refining Inc.	3,075	103
* Rex Energy Corp.	6,014	100
Delek US Holdings Inc.	2,368	85
* Swift Energy Co.	5,970	81
* C&J Energy Services Inc.	4,304	80
Energy XXI Bermuda Ltd.	2,989	76
* Forest Oil Corp.	16,411	75
* Parker Drilling Co.	16,389	73
Nordic American Tankers Ltd.	8,711	73
* Resolute Energy Corp.	8,357	70
* Nuverra Environmental Solutions Inc.	18,276	69
W&T Offshore Inc.	4,500	66
* PHI Inc.	1,672	59
* Basic Energy Services Inc.	4,298	57
* Green Plains Renewable Energy Inc.	3,476	55
* Tesco Corp.	4,229	54
* Vantage Drilling Co.	26,683	51

* Matrix Service Co.	2,898	48
* Pioneer Energy Services Corp.	6,838	48
CVR Energy Inc.	740	47
* Magnum Hunter Resources Corp.	13,326	46
* Bonanza Creek Energy Inc.	1,171	44
Gulf Island Fabrication Inc.	2,005	41
* Diamondback Energy Inc.	1,211	41
* Dawson Geophysical Co.	1,116	40
* Natural Gas Services Group Inc.	1,732	39
* PetroQuest Energy Inc.	7,958	36
* Quicksilver Resources Inc.	16,365	36
* Penn Virginia Corp.	7,749	36
* Synergy Resources Corp.	5,229	35
* Triangle Petroleum Corp.	6,223	34
* Clayton Williams Energy Inc.	744	33
* Willbros Group Inc.	4,159	28
* Cal Dive International Inc.	13,393	28
GasLog Ltd.	1,960	26
Teekay Tankers Ltd. Class A	8,778	25
Knightsbridge Tankers Ltd.	3,404	24
* Warren Resources Inc.	8,033	24
Rentech Inc.	10,504	23
* Emerald Oil Inc.	3,466	21
* Gastar Exploration Ltd.	8,352	21
* Callon Petroleum Co.	5,497	20
* BPZ Resources Inc.	10,202	20
* REX American Resources Corp.	702	20
* Carrizo Oil & Gas Inc.	756	19
Bolt Technology Corp.	1,179	19
Adams Resources & Energy Inc.	298	19
* Westmoreland Coal Co.	1,517	18
* Miller Energy Resources Inc.	4,412	18
* Harvest Natural Resources Inc.	5,198	15
* Frontline Ltd.	7,359	14
* Uranium Energy Corp.	6,258	13
* Amyris Inc.	4,215	13
* Midstates Petroleum Co. Inc.	1,814	12
* Renewable Energy Group Inc.	762	10
* Halcon Resources Corp.	1,941	10
* Mitcham Industries Inc.	648	10
Crosstex Energy Inc.	457	9
* Crimson Exploration Inc.	2,962	9
Hallador Energy Co.	906	7
* Forbes Energy Services Ltd.	2,056	7
Contango Oil & Gas Co.	148	5
Alon USA Energy Inc.	277	5
* Matador Resources Co.	334	3
* ZaZa Energy Corp.	1,875	3
* Endeavour International Corp.	442	1
* Gevo Inc.	248	—
		6,475
Financials (37.1%)
* Ocwen Financial Corp.	14,143	605
Starwood Property Trust Inc.	23,263	590
Two Harbors Investment Corp.	50,148	553
FirstMerit Corp.	23,055	435
RLJ Lodging Trust	17,211	399

LaSalle Hotel Properties	13,398	354
Invesco Mortgage Capital Inc.	18,727	349
CNO Financial Group Inc.	28,232	348
Geo Group Inc.	9,982	348
EPR Properties	6,572	345
Prosperity Bancshares Inc.	6,662	334
Healthcare Realty Trust Inc.	12,246	326
First American Financial Corp.	13,550	324
Susquehanna Bancshares Inc.	26,419	317
Prospect Capital Corp.	30,344	315
Radian Group Inc.	24,311	313
Medical Properties Trust Inc.	21,031	312
Hancock Holding Co.	10,730	306
CubeSmart	18,801	294
DCT Industrial Trust Inc.	38,395	283
* Sunstone Hotel Investors Inc.	22,806	275
* MGIC Investment Corp.	44,311	274
Colonial Properties Trust	12,375	274
ARMOUR Residential REIT Inc.	52,642	272
Lexington Realty Trust	21,497	271
Platinum Underwriters Holdings Ltd.	4,611	263
Apollo Investment Corp.	31,618	262
First Industrial Realty Trust Inc.	15,127	255
CYS Investments Inc.	24,624	253
DiamondRock Hospitality Co.	26,441	251
First Financial Bankshares Inc.	4,428	244
UMB Financial Corp.	4,540	241
Trustmark Corp.	9,426	240
Webster Financial Corp.	10,146	237
NorthStar Realty Finance Corp.	27,246	230
BancorpSouth Inc.	13,284	228
FNB Corp.	19,629	226
Cathay General Bancorp	11,067	225
RLI Corp.	2,990	224
Pebblebrook Hotel Trust	8,553	224
Primerica Inc.	6,245	220
Iberiabank Corp.	4,163	215
Umpqua Holdings Corp.	15,775	213
Redwood Trust Inc.	11,128	213
Colony Financial Inc.	9,113	202
Glacier Bancorp Inc.	10,151	197
MB Financial Inc.	7,717	197
Wintrust Financial Corp.	5,128	194
Old National Bancorp	14,304	191
Pennsylvania REIT	9,604	191
United Bankshares Inc.	7,100	185
* Walter Investment Management Corp.	5,047	184
Selective Insurance Group Inc.	7,742	184
Equity One Inc.	7,751	181
PennyMac Mortgage Investment Trust	8,321	180
Washington REIT	6,410	178
Fifth Street Finance Corp.	16,918	178
* Stifel Financial Corp.	4,916	177
PrivateBancorp Inc.	9,099	176
American Capital Mortgage Investment Corp.	8,333	176
National Penn Bancshares Inc.	17,450	172
Capstead Mortgage Corp.	13,948	171

Northwest Bancshares Inc.	13,801	171
Home Loan Servicing Solutions Ltd.	7,491	171
Franklin Street Properties Corp.	12,203	166
Education Realty Trust Inc.	15,749	165
Community Bank System Inc.	5,581	164
International Bancshares Corp.	7,422	162
* PHH Corp.	7,893	159
LTC Properties Inc.	3,776	157
Argo Group International Holdings Ltd.	3,953	157
Columbia Banking System Inc.	7,094	155
Chesapeake Lodging Trust	6,768	153
Symetra Financial Corp.	10,787	151
Cousins Properties Inc.	14,548	150
* Western Alliance Bancorp	10,150	149
* Enstar Group Ltd.	1,176	148
American Assets Trust Inc.	4,605	148
Government Properties Income Trust	5,992	146
Montpelier Re Holdings Ltd.	5,766	144
Evercore Partners Inc. Class A	3,622	144
Solar Capital Ltd.	6,231	143
American Equity Investment Life Holding Co.	8,829	143
* National Financial Partners Corp.	5,658	143
CVB Financial Corp.	12,287	141
BBCN Bancorp Inc.	10,869	140
* iStar Financial Inc.	11,755	140
Sabra Health Care REIT Inc.	5,163	140
First Midwest Bancorp Inc.	10,437	137
Hersha Hospitality Trust Class A	23,963	137
Horace Mann Educators Corp.	5,527	134
Nelnet Inc. Class A	3,329	130
Retail Opportunity Investments Corp.	9,258	130
Ramco-Gershenson Properties Trust	8,305	130
Hudson Pacific Properties Inc.	5,996	129
Home BancShares Inc.	3,070	129
Provident Financial Services Inc.	8,386	128
First Financial Bancorp	8,153	126
Investors Real Estate Trust	13,644	123
PacWest Bancorp	4,225	122
* Pinnacle Financial Partners Inc.	4,820	121
NBT Bancorp Inc.	6,083	121
Astoria Financial Corp.	12,141	120
Kennedy-Wilson Holdings Inc.	6,865	118
SCBT Financial Corp.	2,310	116
Cash America International Inc.	2,390	114
Hercules Technology Growth Capital Inc.	8,495	114
Main Street Capital Corp.	3,916	114
Campus Crest Communities Inc.	8,975	114
Anworth Mortgage Asset Corp.	20,092	113
OFG Bancorp	6,351	113
STAG Industrial Inc.	5,069	112
* Forestar Group Inc.	4,830	111
First Potomac Realty Trust	8,051	110
DuPont Fabros Technology Inc.	4,520	110
Park National Corp.	1,579	109
Triangle Capital Corp.	3,799	108
Resource Capital Corp.	17,354	107
Boston Private Financial Holdings Inc.	10,891	107

CapLease Inc.	12,381	107
Amtrust Financial Services Inc.	3,171	105
BlackRock Kelso Capital Corp.	10,250	102
Independent Bank Corp.	3,093	102
PennantPark Investment Corp.	9,129	102
Investors Bancorp Inc.	5,131	101
First Commonwealth Financial Corp.	13,883	100
Chemical Financial Corp.	3,830	100
Ashford Hospitality Trust Inc.	7,435	98
Infinity Property & Casualty Corp.	1,645	95
Potlatch Corp.	2,085	95
Safety Insurance Group Inc.	1,767	93
* Virtus Investment Partners Inc.	398	92
Berkshire Hills Bancorp Inc.	3,437	92
* Knight Capital Group Inc. Class A	25,320	92
Banco Latinoamericano de Comercio Exterior SA	3,937	90
WesBanco Inc.	3,550	89
ViewPoint Financial Group Inc.	4,695	89
* Hilltop Holdings Inc.	5,529	88
Excel Trust Inc.	6,542	87
Employers Holdings Inc.	3,528	87
City Holding Co.	2,173	86
AG Mortgage Investment Trust Inc.	3,755	86
* Piper Jaffray Cos.	2,406	86
Banner Corp.	2,678	86
AMERISAFE Inc.	2,529	86
Sterling Financial Corp.	3,731	84
Renasant Corp.	3,498	83
Brookline Bancorp Inc.	9,760	83
Stewart Information Services Corp.	2,956	82
Westamerica Bancorporation	1,743	78
S&T Bancorp Inc.	4,029	78
Summit Hotel Properties Inc.	7,814	77
Dynex Capital Inc.	7,573	77
Spirit Realty Capital Inc.	3,778	76
United Fire Group Inc.	2,804	75
Highwoods Properties Inc.	2,057	75
Getty Realty Corp.	3,574	75
RAIT Financial Trust	9,746	75
* Investment Technology Group Inc.	5,408	75
Maiden Holdings Ltd.	6,988	75
Apollo Residential Mortgage Inc.	3,897	74
TrustCo Bank Corp. NY	13,053	73
Apollo Commercial Real Estate Finance Inc.	4,361	73
* BofI Holding Inc.	1,549	73
Sandy Spring Bancorp Inc.	3,365	72
* PICO Holdings Inc.	3,172	72
TICC Capital Corp.	7,247	71
* Hanmi Financial Corp.	4,388	69
* United Community Banks Inc.	5,812	69
Community Trust Bancorp Inc.	1,946	68
State Bank Financial Corp.	4,420	68
* Greenlight Capital Re Ltd. Class A	2,823	68
Flushing Financial Corp.	4,308	67
Medley Capital Corp.	4,625	67
Silver Bay Realty Trust Corp.	3,745	67
Kite Realty Group Trust	10,966	67

First Merchants Corp.	3,988	66
* Bancorp Inc.	4,514	65
Tompkins Financial Corp.	1,545	64
Associated Estates Realty Corp.	3,876	64
Parkway Properties Inc.	3,685	63
* Eagle Bancorp Inc.	2,812	63
Oritani Financial Corp.	4,129	63
Dime Community Bancshares Inc.	4,380	63
Lakeland Financial Corp.	2,274	63
Rouse Properties Inc.	3,086	62
Cardinal Financial Corp.	4,072	62
Simmons First National Corp. Class A	2,384	61
Agree Realty Corp.	1,834	61
New York Mortgage Trust Inc.	8,882	60
Inland Real Estate Corp.	5,842	60
* First BanCorp	9,795	60
National Western Life Insurance Co. Class A	305	60
Ryman Hospitality Properties	1,507	58
Southside Bancshares Inc.	2,536	57
Capital Southwest Corp.	414	57
* Wilshire Bancorp Inc.	8,612	57
Union First Market Bankshares Corp.	2,823	57
Washington Trust Bancorp Inc.	2,006	56
* Central Pacific Financial Corp.	3,012	55
Heartland Financial USA Inc.	2,024	55
FBL Financial Group Inc. Class A	1,340	55
* Ameris Bancorp	3,318	55
Arlington Asset Investment Corp. Class A	1,998	54
Golub Capital BDC Inc.	3,092	54
TowneBank	3,668	53
WSFS Financial Corp.	1,061	53
* ICG Group Inc.	4,769	53
New Mountain Finance Corp.	3,466	53
Meadowbrook Insurance Group Inc.	6,532	52
Rockville Financial Inc.	3,983	52
Sterling Bancorp	4,308	51
Terreno Realty Corp.	2,672	51
* Virginia Commerce Bancorp Inc.	3,736	51
Provident New York Bancorp	5,506	51
Winthrop Realty Trust	4,064	50
StellarOne Corp.	3,216	50
MCG Capital Corp.	10,143	50
1st Source Corp.	2,062	50
Tower Group International Ltd.	2,532	49
EverBank Financial Corp.	3,112	49
First Financial Holdings Inc.	2,304	49
Cedar Realty Trust Inc.	8,353	48
Bank of the Ozarks Inc.	1,100	48
* HomeTrust Bancshares Inc.	2,949	48
First Financial Corp.	1,557	48
Western Asset Mortgage Capital Corp.	2,604	48
CyrusOne Inc.	2,170	47
* Navigators Group Inc.	805	47
* NewStar Financial Inc.	3,638	47
Coresite Realty Corp.	1,439	46
* Safeguard Scientifics Inc.	2,898	46
First Busey Corp.	10,370	45

Chatham Lodging Trust	2,427	45
OneBeacon Insurance Group Ltd. Class A	3,163	45
First Interstate Bancsystem Inc.	2,263	45
Trico Bancshares	2,227	44
Select Income REIT	1,615	44
* FelCor Lodging Trust Inc.	6,994	43
FXCM Inc. Class A	3,104	43
United Financial Bancorp Inc.	2,780	42
MVC Capital Inc.	3,333	42
CoBiz Financial Inc.	4,863	42
One Liberty Properties Inc.	1,584	42
Univest Corp. of Pennsylvania	2,339	42
Federal Agricultural Mortgage Corp.	1,386	42
KCAP Financial Inc.	3,738	41
Lakeland Bancorp Inc.	4,126	41
SY Bancorp Inc.	1,694	41
* Ezcorp Inc. Class A	2,086	40
Camden National Corp.	1,060	40
GFI Group Inc.	9,703	39
Hudson Valley Holding Corp.	2,184	39
MainSource Financial Group Inc.	2,788	39
Great Southern Bancorp Inc.	1,432	39
* Metro Bancorp Inc.	1,988	38
Enterprise Financial Services Corp.	2,509	38
Bancfirst Corp.	888	38
German American Bancorp Inc.	1,741	38
Manning & Napier Inc.	1,912	38
* Cowen Group Inc. Class A	12,305	38
* Taylor Capital Group Inc.	2,252	37
Medallion Financial Corp.	2,517	37
First Community Bancshares Inc.	2,445	37
Financial Institutions Inc.	1,905	37
Bank Mutual Corp.	6,516	37
* Park Sterling Corp.	6,268	37
Fidus Investment Corp.	1,924	37
* Southwest Bancorp Inc.	2,736	37
Bryn Mawr Bank Corp.	1,607	36
Centerstate Banks Inc.	4,230	36
Territorial Bancorp Inc.	1,553	36
First Bancorp	2,474	35
Gladstone Commercial Corp.	1,770	35
* Beneficial Mutual Bancorp Inc.	4,031	34
* OmniAmerican Bancorp Inc.	1,546	34
* INTL. FCStone Inc.	1,938	34
First of Long Island Corp.	1,088	34
* Phoenix Cos. Inc.	811	34
PS Business Parks Inc.	443	34
Arrow Financial Corp.	1,369	34
First Connecticut Bancorp Inc.	2,366	34
Monmouth Real Estate Investment Corp. Class A	3,271	34
Citizens & Northern Corp.	1,719	34
Republic Bancorp Inc. Class A	1,406	33
* Citizens Inc. Class A	5,475	33
Whitestone REIT	2,026	33
Northfield Bancorp Inc.	2,901	33
* Global Indemnity plc	1,445	33
National Bankshares Inc.	977	33

Homeowners Choice Inc.	936	33
THL Credit Inc.	2,122	32
State Auto Financial Corp.	1,754	32
Franklin Financial Corp.	1,765	32
* Texas Capital Bancshares Inc.	709	31
* Strategic Hotels & Resorts Inc.	3,858	31
Peoples Bancorp Inc.	1,510	30
Baldwin & Lyons Inc.	1,270	30
* Walker & Dunlop Inc.	1,585	30
Heritage Financial Corp.	2,156	30
First Defiance Financial Corp.	1,355	30
Solar Senior Capital Ltd.	1,602	30
* FBR & Co.	1,218	29
Aviv REIT Inc.	1,133	29
Fox Chase Bancorp Inc.	1,769	29
Washington Banking Co.	2,148	29
Bank of Marin Bancorp	746	29
* Gramercy Property Trust Inc.	6,396	29
CNB Financial Corp.	1,733	29
Universal Health Realty Income Trust	634	29
Oppenheimer Holdings Inc. Class A	1,433	28
Pacific Continental Corp.	2,536	28
Calamos Asset Management Inc. Class A	2,680	28
OceanFirst Financial Corp.	2,005	28
HomeStreet Inc.	1,213	28
Marlin Business Services Corp.	1,145	27
1st United Bancorp Inc.	4,161	27
* First California Financial Group Inc.	3,129	27
* Preferred Bank	1,636	26
Gladstone Investment Corp.	3,634	26
* American Safety Insurance Holdings Ltd.	1,085	26
Bridge Bancorp Inc.	1,199	26
West Bancorporation Inc.	2,181	25
National Interstate Corp.	868	25
Crawford & Co. Class B	3,651	25
Home Federal Bancorp Inc.	2,026	25
Gladstone Capital Corp.	2,926	25
* SWS Group Inc.	4,065	24
Thomas Properties Group Inc.	4,487	24
Sovran Self Storage Inc.	374	24
* Capital Bank Financial Corp.	1,336	24
American National Bankshares Inc.	1,092	24
Ames National Corp.	1,145	24
BankFinancial Corp.	2,937	23
* Firsthand Technology Value Fund Inc.	1,193	23
Westfield Financial Inc.	3,074	23
Sierra Bancorp	1,685	23
Guaranty Bancorp	2,123	23
JAVELIN Mortgage Investment Corp.	1,479	23
Glimcher Realty Trust	1,944	23
MidWestOne Financial Group Inc.	947	22
First Financial Northwest Inc.	2,222	22
* GSV Capital Corp.	2,693	22
Consolidated-Tomoka Land Co.	599	22
Kansas City Life Insurance Co.	576	22
* Seacoast Banking Corp. of Florida	10,243	22
* MetroCorp Bancshares Inc.	2,203	22

Center Bancorp Inc.	1,657	22
First Bancorp Inc.	1,344	21
ESB Financial Corp.	1,705	21
C&F Financial Corp.	445	21
Bank of Kentucky Financial Corp.	817	21
* Encore Capital Group Inc.	592	21
* Kearny Financial Corp.	2,110	21
Nicholas Financial Inc.	1,386	21
NGP Capital Resources Co.	3,014	20
* Suffolk Bancorp	1,337	20
Provident Financial Holdings Inc.	1,303	20
Mercantile Bank Corp.	1,177	20
Merchants Bancshares Inc.	696	20
Northrim BanCorp Inc.	886	20
Penns Woods Bancorp Inc.	483	20
First Pactrust Bancorp Inc.	1,487	20
Bar Harbor Bankshares	535	19
* Meridian Interstate Bancorp Inc.	1,064	19
* Heritage Commerce Corp.	2,830	19
Peapack Gladstone Financial Corp.	1,226	19
* Capital City Bank Group Inc.	1,601	18
* DFC Global Corp.	1,218	18
National Bank Holdings Corp. Class A	998	18
* Doral Financial Corp.	17,901	18
UMH Properties Inc.	1,699	18
* AV Homes Inc.	1,345	18
Roma Financial Corp.	1,044	18
Horizon Bancorp	900	18
* Fidelity Southern Corp.	1,369	18
Urstadt Biddle Properties Inc. Class A	831	18
EMC Insurance Group Inc.	631	17
Ares Commercial Real Estate Corp.	1,063	17
Eastern Insurance Holdings Inc.	931	17
MidSouth Bancorp Inc.	1,159	17
Century Bancorp Inc. Class A	480	17
* Heritage Oaks Bancorp	2,874	17
* Hallmark Financial Services Inc.	1,863	17
* Sun Bancorp Inc.	5,455	17
* Home Bancorp Inc.	952	17
Farmers National Banc Corp.	2,618	16
Simplicity Bancorp Inc.	1,170	16
Resource America Inc. Class A	1,692	16
EastGroup Properties Inc.	270	16
Universal Insurance Holdings Inc.	2,371	16
Donegal Group Inc. Class A	1,053	16
* BSB Bancorp Inc.	1,142	16
TCP Capital Corp.	971	16
* Harris & Harris Group Inc.	4,420	15
SI Financial Group Inc.	1,471	15
Horizon Technology Finance Corp.	1,098	15
JMP Group Inc.	2,230	15
Stellus Capital Investment Corp.	1,013	15
Heritage Financial Group Inc.	1,050	15
* Asset Acceptance Capital Corp.	2,209	15
Cape Bancorp Inc.	1,572	15
Peoples Federal Bancshares Inc.	804	15
* NASB Financial Inc.	584	14

Middleburg Financial Corp.	748	14
ESSA Bancorp Inc.	1,299	14
* Bridge Capital Holdings	925	14
Enterprise Bancorp Inc.	826	14
Access National Corp.	1,029	13
Independence Holding Co.	1,138	13
HFF Inc. Class A	668	13
Asta Funding Inc.	1,367	13
Clifton Savings Bancorp Inc.	1,058	13
Investors Title Co.	172	12
WhiteHorse Finance Inc.	760	12
ZAIS Financial Corp.	641	11
Charter Financial Corp.	1,141	11
Gain Capital Holdings Inc.	2,070	11
Hingham Institution for Savings	163	10
* First Marblehead Corp.	7,957	9
AmREIT Inc.	440	9
OFS Capital Corp.	760	9
* Pacific Mercantile Bancorp	1,485	8
* Waterstone Financial Inc.	963	8
* Fortegra Financial Corp.	933	7
* CIFC Corp.	867	7
* ConnectOne Bancorp Inc.	228	7
Tree.com Inc.	330	7
* Health Insurance Innovations Inc. Class A	579	6
MicroFinancial Inc.	778	6
California First National Bancorp	315	5
Berkshire Bancorp Inc.	595	5
* Cascade Bancorp	778	4
* First Federal Bancshares of Arkansas Inc.	324	3
* FNB United Corp.	360	3
Pzena Investment Management Inc. Class A	450	3
* Crescent Financial Bancshares Inc.	489	2
Gyrodyne Co. of America Inc.	5	—
		37,071
Health Care (4.4%)
* ViroPharma Inc.	9,265	255
* Magellan Health Services Inc.	3,654	199
* WellCare Health Plans Inc.	3,151	164
* Hanger Inc.	4,754	152
* Molina Healthcare Inc.	3,830	145
* Wright Medical Group Inc.	5,641	141
CONMED Corp.	3,942	130
West Pharmaceutical Services Inc.	1,708	117
* Greatbatch Inc.	3,295	106
* Amsurg Corp. Class A	2,962	105
* Kindred Healthcare Inc.	7,371	99
* NuVasive Inc.	4,530	98
STERIS Corp.	2,118	96
* MedAssets Inc.	5,412	89
* Omnicell Inc.	4,127	75
* BioScrip Inc.	5,065	71
National Healthcare Corp.	1,469	70
Invacare Corp.	4,434	69
* NPS Pharmaceuticals Inc.	4,334	68
* PharMerica Corp.	4,110	64
* Astex Pharmaceuticals	12,975	63

* Healthways Inc.	4,655	63
* ExamWorks Group Inc.	3,296	61
* Triple-S Management Corp. Class B	2,702	57
* HealthSouth Corp.	1,896	56
* Merit Medical Systems Inc.	5,520	54
* Momenta Pharmaceuticals Inc.	4,008	53
* Amedisys Inc.	4,199	52
* InterMune Inc.	5,002	49
Universal American Corp.	5,236	48
* ImmunoGen Inc.	2,570	47
* Gentiva Health Services Inc.	4,241	45
* Integra LifeSciences Holdings Corp.	1,164	44
Owens & Minor Inc.	1,284	44
* Nektar Therapeutics	4,632	44
* LHC Group Inc.	1,950	43
* Emergent Biosolutions Inc.	2,873	41
* Lexicon Pharmaceuticals Inc.	16,953	40
* Palomar Medical Technologies Inc.	2,877	39
Select Medical Holdings Corp.	4,875	38
* AMN Healthcare Services Inc.	2,778	37
* AngioDynamics Inc.	3,397	37
* Affymetrix Inc.	9,762	37
* Providence Service Corp.	1,368	36
Ensign Group Inc.	916	33
* Symmetry Medical Inc.	3,490	33
* SurModics Inc.	1,371	33
* Assisted Living Concepts Inc. Class A	2,732	32
* Five Star Quality Care Inc.	5,998	31
* Arena Pharmaceuticals Inc.	3,474	31
Hi-Tech Pharmacal Co. Inc.	929	30
* RTI Biologics Inc.	7,298	30
* Cambrex Corp.	1,994	27
* Chindex International Inc.	1,608	26
* Lannett Co. Inc.	2,226	26
CryoLife Inc.	3,840	24
Almost Family Inc.	1,150	23
* ArthroCare Corp.	667	23
* Natus Medical Inc.	1,588	22
PDL BioPharma Inc.	2,619	22
* Derma Sciences Inc.	1,611	21
* Targacept Inc.	3,817	21
* Cynosure Inc. Class A	856	21
* Solta Medical Inc.	9,543	20
* Geron Corp.	18,407	20
* Cross Country Healthcare Inc.	3,787	20
* Exactech Inc.	925	17
Enzon Pharmaceuticals Inc.	5,410	17
* Harvard Bioscience Inc.	3,206	16
* Sequenom Inc.	3,812	16
* Pacific Biosciences of California Inc.	5,653	15
* Alphatec Holdings Inc.	7,677	15
* Orthofix International NV	512	14
* Capital Senior Living Corp.	533	14
* Tornier NV	755	12
* ICU Medical Inc.	165	12
* AMAG Pharmaceuticals Inc.	598	11
* Cornerstone Therapeutics Inc.	1,197	10

* Rigel Pharmaceuticals Inc.	2,187	10
Maxygen Inc.	3,968	9
* Curis Inc.	2,388	9
* Codexis Inc.	3,835	9
* Vocera Communications Inc.	578	9
* Dynavax Technologies Corp.	3,135	8
* Zeltiq Aesthetics Inc.	1,472	8
* Vanguard Health Systems Inc.	564	7
* Idenix Pharmaceuticals Inc.	1,457	7
* Merge Healthcare Inc.	1,891	6
* Horizon Pharma Inc.	2,438	6
* Globus Medical Inc.	393	6
* XOMA Corp.	1,340	6
* Cerus Corp.	1,085	6
* PDI Inc.	1,275	6
* Agenus Inc.	1,334	5
* AVANIR Pharmaceuticals Inc.	1,617	5
* TESARO Inc.	148	5
* Transcept Pharmaceuticals Inc.	1,668	5
* Cytori Therapeutics Inc.	1,969	5
* PhotoMedex Inc.	283	5
* XenoPort Inc.	832	5
* Intercept Pharmaceuticals Inc.	128	4
* Supernus Pharmaceuticals Inc.	598	4
* Repligen Corp.	429	4
* GTx Inc.	579	3
* Cumberland Pharmaceuticals Inc.	691	3
* Vical Inc.	900	3
* Regulus Therapeutics Inc.	351	3
* KYTHERA Biopharmaceuticals Inc.	138	3
* Greenway Medical Technologies	235	3
* Rochester Medical Corp.	182	3
* Durata Therapeutics Inc.	340	2
* Hyperion Therapeutics Inc.	115	2
* AVEO Pharmaceuticals Inc.	632	2
* LipoScience Inc.	212	1
* Skilled Healthcare Group Inc.	187	1
* KaloBios Pharmaceuticals Inc.	224	1
* Rockwell Medical Inc.	274	1
		4,369
Industrials (12.3%)
EMCOR Group Inc.	9,363	372
* Esterline Technologies Corp.	4,305	316
AO Smith Corp.	7,942	311
* Moog Inc. Class A	5,646	283
Actuant Corp. Class A	8,269	281
* Teledyne Technologies Inc.	3,371	260
Curtiss-Wright Corp.	6,598	240
Barnes Group Inc.	7,629	231
* FTI Consulting Inc.	5,916	225
Brady Corp. Class A	6,901	225
* EnerSys Inc.	4,301	214
AMERCO	1,223	211
* JetBlue Airways Corp.	32,968	205
UniFirst Corp.	2,046	194
Watts Water Technologies Inc. Class A	3,967	189
United Stationers Inc.	5,418	187

ABM Industries Inc.	7,591	184
* Mobile Mini Inc.	5,399	182
* Atlas Air Worldwide Holdings Inc.	3,736	173
Granite Construction Inc.	5,465	169
Briggs & Stratton Corp.	6,779	159
* Orbital Sciences Corp.	8,219	149
Simpson Manufacturing Co. Inc.	5,005	146
G&K Services Inc. Class A	2,625	127
Steelcase Inc. Class A	9,138	126
Mueller Industries Inc.	2,313	126
Albany International Corp.	3,847	122
Aircastle Ltd.	7,714	122
Kaydon Corp.	4,465	121
* DigitalGlobe Inc.	3,950	119
* Rush Enterprises Inc. Class A	4,635	119
* Korn/Ferry International	6,663	117
CIRCOR International Inc.	2,245	115
AAR Corp.	5,614	113
Universal Forest Products Inc.	2,747	108
* Aegion Corp. Class A	4,699	107
Apogee Enterprises Inc.	3,941	105
Astec Industries Inc.	2,796	99
* Navigant Consulting Inc.	7,224	95
Hyster-Yale Materials Handling Inc.	1,535	95
Quanex Building Products Corp.	5,123	95
SkyWest Inc.	6,637	93
* Tutor Perini Corp.	4,977	92
Deluxe Corp.	2,337	87
* Saia Inc.	1,818	87
TAL International Group Inc.	2,026	86
* ICF International Inc.	2,774	84
Quad/Graphics Inc.	3,509	82
ESCO Technologies Inc.	2,533	81
Encore Wire Corp.	2,305	80
Generac Holdings Inc.	1,871	76
* Greenbrier Cos. Inc.	3,183	75
* Meritor Inc.	10,272	74
Griffon Corp.	6,340	73
Standex International Corp.	1,356	71
Viad Corp.	2,822	70
* Gibraltar Industries Inc.	4,255	69
* EnPro Industries Inc.	1,362	69
* Federal Signal Corp.	7,816	69
Arkansas Best Corp.	3,548	68
Kelly Services Inc. Class A	3,734	66
Resources Connection Inc.	5,922	65
Primoris Services Corp.	3,042	65
* Rexnord Corp.	3,138	63
Ennis Inc.	3,644	62
* ACCO Brands Corp.	8,517	61
Great Lakes Dredge & Dock Corp.	7,323	61
* Layne Christensen Co.	2,765	59
Mueller Water Products Inc. Class A	7,575	58
American Science & Engineering Inc.	955	57
* Columbus McKinnon Corp.	2,703	57
LB Foster Co. Class A	1,269	56
McGrath RentCorp	1,673	55

* Pendrell Corp.	21,780	54
Marten Transport Ltd.	2,171	52
Multi-Color Corp.	1,767	52
Comfort Systems USA Inc.	3,677	51
Altra Holdings Inc.	1,701	49
Cubic Corp.	1,029	49
Kadant Inc.	1,628	49
* Consolidated Graphics Inc.	1,041	49
National Presto Industries Inc.	601	46
* Orion Marine Group Inc.	3,780	45
* Tetra Tech Inc.	1,636	45
* Air Transport Services Group Inc.	7,407	45
American Railcar Industries Inc.	1,318	45
Kimball International Inc. Class B	4,543	44
* SolarCity Corp.	964	44
Douglas Dynamics Inc.	3,085	43
Insteel Industries Inc.	2,323	42
Alamo Group Inc.	966	41
* American Woodmark Corp.	1,129	41
H&E Equipment Services Inc.	1,788	40
Belden Inc.	705	38
Global Power Equipment Group Inc.	2,366	38
Aceto Corp.	2,899	37
* NCI Building Systems Inc.	2,524	36
Heidrick & Struggles International Inc.	2,530	36
* Northwest Pipe Co.	1,319	36
* TrueBlue Inc.	1,535	36
* CBIZ Inc.	5,344	36
* Lydall Inc.	2,403	35
* Furmanite Corp.	5,240	35
* Accuride Corp.	6,657	34
* Powell Industries Inc.	706	33
* Republic Airways Holdings Inc.	3,081	33
* Kratos Defense & Security Solutions Inc.	5,591	32
* Wesco Aircraft Holdings Inc.	1,842	32
Knoll Inc.	2,050	32
Michael Baker Corp.	1,205	32
* CAI International Inc.	1,229	31
FreightCar America Inc.	1,685	31
* EnerNOC Inc.	2,247	30
* Alaska Air Group Inc.	525	30
Twin Disc Inc.	1,188	30
* KEYW Holding Corp.	1,994	29
Pike Electric Corp.	2,420	29
* Pacer International Inc.	4,324	26
* Roadrunner Transportation Systems Inc.	946	26
US Ecology Inc.	953	26
* CRA International Inc.	1,447	26
* MYR Group Inc.	1,279	26
* Hurco Cos. Inc.	898	26
* Patriot Transportation Holding Inc.	887	26
* Energy Recovery Inc.	6,123	25
Miller Industries Inc.	1,543	25
Met-Pro Corp.	1,870	25
* GenCorp Inc.	1,714	23
Houston Wire & Cable Co.	1,574	22
* NN Inc.	2,373	22

Applied Industrial Technologies Inc.	455	22
LSI Industries Inc.	2,678	22
Ampco-Pittsburgh Corp.	1,187	22
Heartland Express Inc.	1,518	22
CDI Corp.	1,592	22
* Sterling Construction Co. Inc.	2,043	21
Werner Enterprises Inc.	842	21
* LMI Aerospace Inc.	1,106	21
Hardinge Inc.	1,627	21
* Flow International Corp.	5,222	21
* FuelCell Energy Inc.	15,940	20
Preformed Line Products Co.	287	20
* Universal Truckload Services Inc.	779	20
VSE Corp.	580	20
Schawk Inc. Class A	1,653	20
* Aerovironment Inc.	958	19
* Casella Waste Systems Inc. Class A	4,776	19
* Hawaiian Holdings Inc.	3,175	19
Dynamic Materials Corp.	1,165	19
Courier Corp.	1,345	18
* PMFG Inc.	2,841	18
* II-VI Inc.	1,072	18
Argan Inc.	1,073	17
* Quality Distribution Inc.	1,879	17
* Cenveo Inc.	7,510	16
* Swisher Hygiene Inc.	15,697	16
* ARC Document Solutions Inc.	4,211	16
International Shipholding Corp.	764	14
* ExOne Co.	282	14
TMS International Corp. Class A	898	14
* Dycom Industries Inc.	595	13
* Rand Logistics Inc.	2,340	13
Eastern Co.	883	13
* American Superconductor Corp.	4,891	13
HNI Corp.	343	13
* API Technologies Corp.	4,507	12
* Vicor Corp.	2,246	12
* WageWorks Inc.	400	12
Franklin Electric Co. Inc.	340	11
* Trimas Corp.	355	11
* PGT Inc.	1,375	11
* Hudson Global Inc.	4,595	11
* Edgen Group Inc.	1,569	10
NL Industries Inc.	876	10
* Willis Lease Finance Corp.	710	9
* BlueLinx Holdings Inc.	3,739	9
* Hill International Inc.	2,979	9
* Metalico Inc.	5,690	8
* Franklin Covey Co.	560	8
* Genco Shipping & Trading Ltd.	4,141	6
* Performant Financial Corp.	576	6
* Dolan Co.	3,960	6
* Ameresco Inc. Class A	672	6
Kforce Inc.	335	5
* GP Strategies Corp.	188	5
Intersections Inc.	420	4
* RPX Corp.	239	4

SIFCO Industries Inc.	210	3
* Park-Ohio Holdings Corp.	59	2
* TRC Cos. Inc.	329	2
* Enphase Energy Inc.	235	2
Compx International Inc.	143	2
Sypris Solutions Inc.	493	2
Ceco Environmental Corp.	131	2
* AT Cross Co. Class A	90	1
		12,294
Information Technology (12.1%)
* First Solar Inc.	8,437	459
Convergys Corp.	15,348	279
* Acxiom Corp.	10,796	237
* Euronet Worldwide Inc.	7,139	218
* International Rectifier Corp.	9,756	214
* WebMD Health Corp.	7,145	211
* ARRIS Group Inc.	13,853	210
MKS Instruments Inc.	7,411	209
* MEMC Electronic Materials Inc.	25,356	205
* Entegris Inc.	19,372	202
* Progress Software Corp.	8,169	192
* RF Micro Devices Inc.	34,451	190
* CACI International Inc. Class A	2,941	189
Plantronics Inc.	3,993	184
* Veeco Instruments Inc.	4,082	173
* Integrated Device Technology Inc.	20,122	171
* Finisar Corp.	12,908	169
* Electronics for Imaging Inc.	5,957	166
* TriQuint Semiconductor Inc.	23,485	165
ASML Holding NV	1,903	155
* Sanmina Corp.	11,357	154
Tessera Technologies Inc.	7,231	150
* SYNNEX Corp.	3,663	149
* Benchmark Electronics Inc.	7,576	148
Intersil Corp. Class A	17,759	146
* OmniVision Technologies Inc.	7,297	135
Coherent Inc.	2,338	134
* ScanSource Inc.	3,843	123
* Insight Enterprises Inc.	6,188	119
* Anixter International Inc.	1,532	118
* Diodes Inc.	4,946	117
* Harmonic Inc.	18,923	115
Mentor Graphics Corp.	5,970	113
* Rambus Inc.	14,278	112
* TiVo Inc.	8,688	112
* ValueClick Inc.	4,175	110
* SS&C Technologies Holdings Inc.	3,426	108
* Rofin-Sinar Technologies Inc.	3,978	106
Tellabs Inc.	51,033	106
* Bottomline Technologies de Inc.	3,727	103
* Advanced Energy Industries Inc.	5,536	102
* ATMI Inc.	4,168	99
Brooks Automation Inc.	9,241	98
* NETGEAR Inc.	2,921	97
* Monster Worldwide Inc.	16,896	93
* QLogic Corp.	9,564	93
* Spansion Inc. Class A	6,720	92

* Digital River Inc.	5,143	90
EarthLink Inc.	14,800	88
ManTech International Corp. Class A	3,219	87
* Sonus Networks Inc.	27,035	87
* Blucora Inc.	4,719	86
United Online Inc.	12,625	86
* Sykes Enterprises Inc.	5,424	86
* Lattice Semiconductor Corp.	16,439	85
Methode Electronics Inc.	5,159	81
* Plexus Corp.	2,744	80
* Checkpoint Systems Inc.	5,632	77
* Emulex Corp.	12,094	75
* Intermec Inc.	7,297	72
* Applied Micro Circuits Corp.	9,102	70
* Newport Corp.	5,324	70
Park Electrochemical Corp.	2,898	70
* TeleTech Holdings Inc.	3,020	68
* Silicon Graphics International Corp.	4,464	67
* Accelrys Inc.	7,736	65
* Photronics Inc.	8,414	64
Black Box Corp.	2,304	62
Comtech Telecommunications Corp.	2,344	62
* Unisys Corp.	2,992	62
* Rogers Corp.	1,308	61
* TTM Technologies Inc.	7,407	60
* Power-One Inc.	9,347	59
* SunPower Corp. Class A	2,986	58
CTS Corp.	4,746	57
* Ciena Corp.	3,385	57
* Rudolph Technologies Inc.	4,479	55
* Entropic Communications Inc.	12,261	52
* Exar Corp.	4,503	51
EPIQ Systems Inc.	4,046	49
* Quantum Corp.	30,692	48
* Nanometrics Inc.	3,274	47
* Amkor Technology Inc.	10,289	47
* Oplink Communications Inc.	2,657	45
* Fabrinet	3,075	45
* CSG Systems International Inc.	2,008	43
* Seachange International Inc.	3,983	43
* MoneyGram International Inc.	2,142	42
* Integrated Silicon Solution Inc.	3,842	42
* CIBER Inc.	10,152	41
* FormFactor Inc.	6,978	41
Electro Rent Corp.	2,358	40
j2 Global Inc.	977	40
IXYS Corp.	3,451	39
* LTX-Credence Corp.	6,830	39
Daktronics Inc.	3,766	39
* Anaren Inc.	1,610	39
* Mercury Systems Inc.	4,355	38
* Calix Inc.	3,631	38
Cohu Inc.	3,427	38
Electro Scientific Industries Inc.	3,224	37
* QuinStreet Inc.	4,554	35
* Digi International Inc.	3,623	35
* Kopin Corp.	9,427	33

Supertex Inc.	1,456	32
* GSI Group Inc.	3,880	32
* IntraLinks Holdings Inc.	5,080	31
* Zygo Corp.	1,847	29
* Internap Network Services Corp.	3,651	29
Keynote Systems Inc.	2,307	29
* Symmetricom Inc.	5,799	29
* Kemet Corp.	6,153	28
ePlus Inc.	552	27
* Avid Technology Inc.	4,160	27
* MoSys Inc.	5,658	26
* Vishay Precision Group Inc.	1,715	25
* Axcelis Technologies Inc.	15,194	24
* DSP Group Inc.	3,047	24
Bel Fuse Inc. Class B	1,478	24
* ANADIGICS Inc.	11,390	23
FEI Co.	323	23
* Pericom Semiconductor Corp.	3,292	23
* Agilysys Inc.	2,010	23
* Aviat Networks Inc.	8,538	23
* Ultra Clean Holdings	3,881	23
* Aspen Technology Inc.	731	22
* RealNetworks Inc.	3,047	22
* Aeroflex Holding Corp.	2,755	22
Richardson Electronics Ltd.	1,792	21
* Sigma Designs Inc.	4,586	21
Littelfuse Inc.	283	21
PC Connection Inc.	1,225	21
* Dealertrack Technologies Inc.	626	20
* Rubicon Technology Inc.	2,371	20
Ebix Inc.	992	20
* Inphi Corp.	1,906	19
* Imation Corp.	4,640	19
PC-Tel Inc.	2,563	19
* Limelight Networks Inc.	7,914	19
* Alpha & Omega Semiconductor Ltd.	2,350	19
Marchex Inc. Class B	3,158	18
* VASCO Data Security International Inc.	2,150	18
* NeoPhotonics Corp.	2,724	18
* STEC Inc.	4,940	17
* Infinera Corp.	1,624	17
* MaxLinear Inc.	2,610	16
* Mindspeed Technologies Inc.	5,034	16
* Mattson Technology Inc.	8,149	16
* Radisys Corp.	3,189	16
* GSI Technology Inc.	2,842	16
* ModusLink Global Solutions Inc.	5,535	16
* Intevac Inc.	3,241	16
* Multi-Fineline Electronix Inc.	968	15
* Westell Technologies Inc. Class A	6,392	14
* Key Tronic Corp.	1,200	14
* Rosetta Stone Inc.	800	14
* OCZ Technology Group Inc.	9,290	14
* Ceva Inc.	788	13
* Perficient Inc.	1,020	13
* AXT Inc.	4,504	13
* STR Holdings Inc.	4,217	13

* RealD Inc.	808	12
* Telenav Inc.	2,360	12
Telular Corp.	946	12
* Bankrate Inc.	786	11
Computer Task Group Inc.	493	11
* GT Advanced Technologies Inc.	2,471	11
* Measurement Specialties Inc.	247	11
* Silicon Image Inc.	1,764	11
* Oclaro Inc.	10,177	10
* FleetMatics Group plc	345	10
Sapiens International Corp. NV	1,904	10
* Audience Inc.	701	10
* M/A-COM Technology Solutions Holdings Inc.	703	10
* support.com Inc.	2,030	10
* TechTarget Inc.	2,150	10
* Trulia Inc.	304	9
* Globecomm Systems Inc.	729	9
* Ambarella Inc.	577	9
* Demand Media Inc.	1,016	9
Tessco Technologies Inc.	369	8
* Ruckus Wireless Inc.	662	8
* Viasystems Group Inc.	524	7
* Peregrine Semiconductor Corp.	575	6
* Echelon Corp.	2,406	6
* Market Leader Inc.	497	5
* Qualys Inc.	333	5
* Super Micro Computer Inc.	426	4
* KVH Industries Inc.	318	4
* Immersion Corp.	263	4
* MeetMe Inc.	2,444	4
* ShoreTel Inc.	820	3
* Actuate Corp.	440	3
* E2open Inc.	180	3
* PLX Technology Inc.	443	2
* QuickLogic Corp.	767	2
* Xoom Corp.	94	2
* Unwired Planet Inc.	782	2
* Exa Corp.	184	2
* Demandware Inc.	50	2
* Infoblox Inc.	62	1
* Glu Mobile Inc.	504	1
* Envivio Inc.	783	1
Aware Inc.	222	1
QAD Inc. Class A	91	1
* AVG Technologies NV	61	1
* Proofpoint Inc.	48	1
* Ipass Inc.	529	1
* Millennial Media Inc.	31	—
* Bazaarvoice Inc.	28	—
* Brightcove Inc.	15	—
* Mattersight Corp.	31	—
* Synacor Inc.	20	—
		12,092
Materials (5.2%)
* Louisiana-Pacific Corp.	19,302	339
Sensient Technologies Corp.	7,020	290
Worthington Industries Inc.	7,348	253

* Texas Industries Inc.	3,182	227
Minerals Technologies Inc.	5,006	213
* Stillwater Mining Co.	16,328	196
* Resolute Forest Products Inc.	11,452	174
Kaiser Aluminum Corp.	2,727	173
KapStone Paper and Packaging Corp.	5,630	163
* Graphic Packaging Holding Co.	20,452	157
Hecla Mining Co.	39,760	152
* OM Group Inc.	4,514	132
PH Glatfelter Co.	4,957	123
* RTI International Metals Inc.	4,224	123
A Schulman Inc.	4,113	119
* Coeur Mining Inc.	8,330	118
Innospec Inc.	2,816	116
Boise Inc.	14,003	113
PolyOne Corp.	4,028	103
Globe Specialty Metals Inc.	7,965	98
* Chemtura Corp.	4,193	96
* Kraton Performance Polymers Inc.	4,492	93
Olin Corp.	3,504	87
Schnitzer Steel Industries Inc.	3,518	87
Buckeye Technologies Inc.	2,284	85
Quaker Chemical Corp.	1,299	84
Tredegar Corp.	3,365	84
* Ferro Corp.	12,063	83
Materion Corp.	2,592	77
* McEwen Mining Inc.	30,226	77
Axiall Corp.	1,752	76
* Century Aluminum Co.	7,173	71
* Horsehead Holding Corp.	6,104	70
* AK Steel Holding Corp.	15,835	55
Schweitzer-Mauduit International Inc.	1,136	55
* Berry Plastics Group Inc.	2,438	51
* Zoltek Cos. Inc.	3,834	49
* SunCoke Energy Inc.	2,869	44
* AM Castle & Co.	2,327	41
* Landec Corp.	2,703	38
FutureFuel Corp.	2,714	38
* LSB Industries Inc.	1,119	38
* Boise Cascade Co.	1,121	34
Olympic Steel Inc.	1,270	32
* Universal Stainless & Alloy Products Inc.	964	31
* Clearwater Paper Corp.	628	30
Zep Inc.	1,811	30
Neenah Paper Inc.	876	27
* Golden Star Resources Ltd.	36,074	25
* Calgon Carbon Corp.	1,210	22
Chase Corp.	894	18
* General Moly Inc.	7,914	17
* UFP Technologies Inc.	766	15
Haynes International Inc.	297	15
* Vista Gold Corp.	8,602	13
* Golden Minerals Co.	4,606	8
Stepan Co.	128	7
AMCOL International Corp.	204	6
Wausau Paper Corp.	314	4
* Revett Minerals Inc.	3,529	3

* Handy & Harman Ltd.	87	1
* United States Lime & Minerals Inc.	15	1
		5,200
Telecommunication Services (0.5%)
* Premiere Global Services Inc.	5,363	65
* Cincinnati Bell Inc.	18,545	64
* Vonage Holdings Corp.	20,974	57
Shenandoah Telecommunications Co.	3,323	55
* Iridium Communications Inc.	5,958	42
USA Mobility Inc.	3,049	41
* Hawaiian Telcom Holdco Inc.	1,427	37
Consolidated Communications Holdings Inc.	1,976	34
* Leap Wireless International Inc.	5,583	32
* Cbeyond Inc.	3,532	30
Neutral Tandem Inc.	3,914	23
* ORBCOMM Inc.	2,511	10
* magicJack VocalTec Ltd.	596	9
* Fairpoint Communications Inc.	403	3
* inContact Inc.	344	3
IDT Corp. Class B	115	2
		507
Utilities (6.0%)
Cleco Corp.	8,544	389
IDACORP Inc.	7,034	332
Piedmont Natural Gas Co. Inc.	9,712	328
Portland General Electric Co.	10,604	323
WGL Holdings Inc.	7,239	311
Southwest Gas Corp.	6,488	307
Black Hills Corp.	6,203	294
UIL Holdings Corp.	7,127	278
UNS Energy Corp.	5,665	266
New Jersey Resources Corp.	5,845	265
ALLETE Inc.	5,367	254
PNM Resources Inc.	11,206	251
Avista Corp.	8,256	221
NorthWestern Corp.	5,133	211
Laclede Group Inc.	4,368	207
South Jersey Industries Inc.	3,526	206
El Paso Electric Co.	5,650	202
MGE Energy Inc.	3,268	174
Northwest Natural Gas Co.	3,734	160
CH Energy Group Inc.	2,078	134
Otter Tail Corp.	4,732	129
Empire District Electric Co.	5,874	128
American States Water Co.	2,352	125
Atlantic Power Corp.	15,206	72
Chesapeake Utilities Corp.	1,334	71
California Water Service Group	3,268	64
Unitil Corp.	1,916	54
Middlesex Water Co.	2,190	42
Ormat Technologies Inc.	1,780	41
SJW Corp.	1,469	40
Artesian Resources Corp. Class A	1,041	23
Consolidated Water Co. Ltd.	2,005	22
Delta Natural Gas Co. Inc.	930	20
Genie Energy Ltd. Class B	1,935	17

	Connecticut Water Service Inc.			532	15
	York Water Co.			444	8
*	Cadiz Inc.			45	—
*	American DG Energy Inc.			127	—
					5,984
	Total Common Stocks (Cost $90,318)				99,607
		Coupon
	Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.136%		232,308	232

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[3,4] Fannie Mae Discount Notes	0.110%	8/21/13	100	100
	Total Temporary Cash Investments (Cost $333)				332
	Total Investments (100.1%) (Cost $90,651)				99,939
	Other Assets and Liabilities-Net (-0.1%)				(55)
	Net Assets (100%)				99,884

* Non-income-producing security.
Securities with a market value of less than $500 are displayed with a dash.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 2000 Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	99,607	—	—
Temporary Cash Investments	232	100	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	99,836	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	3	295	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $90,651,000. Net unrealized appreciation of investment securities for tax purposes was $9,288,000, consisting of unrealized gains of $11,075,000 on securities that had risen in value since their purchase and $1,787,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.2%)
Domino's Pizza Inc.	19,651	1,165
Brunswick Corp.	30,309	1,017
* Cabela's Inc.	14,358	963
* Tenneco Inc.	20,599	914
Six Flags Entertainment Corp.	11,890	887
Wolverine World Wide Inc.	16,515	865
Pool Corp.	16,117	829
* Lions Gate Entertainment Corp.	26,979	777
* Lumber Liquidators Holdings Inc.	9,344	767
Pier 1 Imports Inc.	32,965	764
Cheesecake Factory Inc.	18,329	732
HSN Inc.	12,122	690
* Life Time Fitness Inc.	13,479	672
* Express Inc.	30,331	661
* Steven Madden Ltd.	13,316	646
* Buffalo Wild Wings Inc.	6,295	604
Cracker Barrel Old Country Store Inc.	6,524	584
* Genesco Inc.	8,299	561
* Coinstar Inc.	9,465	551
* Crocs Inc.	30,491	538
* Hibbett Sports Inc.	8,951	510
* ANN Inc.	16,543	507
Buckle Inc.	9,408	503
Texas Roadhouse Inc. Class A	21,160	500
Monro Muffler Brake Inc.	10,477	493
Cooper Tire & Rubber Co.	18,299	473
Hillenbrand Inc.	18,698	446
* Jack in the Box Inc.	12,115	442
* Vitamin Shoppe Inc.	9,983	437
* Grand Canyon Education Inc.	13,547	435
* Select Comfort Corp.	19,230	427
Arbitron Inc.	8,970	421
* Aeropostale Inc.	27,554	403
DineEquity Inc.	5,480	397
* Jos A Bank Clothiers Inc.	8,769	394
Ryland Group Inc.	8,531	386
Dorman Products Inc.	8,304	370
* Papa John's International Inc.	5,736	370
* Asbury Automotive Group Inc.	8,363	345
* Francesca's Holdings Corp.	11,796	337
Sturm Ruger & Co. Inc.	6,493	326
* SHFL Entertainment Inc.	18,635	321
* iRobot Corp.	9,314	315
* BJ's Restaurants Inc.	8,319	312
Oxford Industries Inc.	4,751	312
* AFC Enterprises Inc.	8,259	301
Sotheby's	8,063	300
Interval Leisure Group Inc.	13,159	284
True Religion Apparel Inc.	8,746	278

Vail Resorts Inc.	4,299	275
* K12 Inc.	9,047	269
* Steiner Leisure Ltd.	5,180	263
Ameristar Casinos Inc.	9,727	255
* Multimedia Games Holding Co. Inc.	9,790	250
CEC Entertainment Inc.	6,204	248
* Zumiez Inc.	7,426	236
* American Public Education Inc.	6,114	233
Cato Corp. Class A	9,297	231
Ethan Allen Interiors Inc.	7,104	223
* rue21 inc	5,249	220
Valassis Communications Inc.	8,268	215
Loral Space & Communications Inc.	3,500	211
* Sonic Corp.	15,450	203
Strayer Education Inc.	3,771	202
Arctic Cat Inc.	4,269	200
* Smith & Wesson Holding Corp.	21,901	199
Hot Topic Inc.	14,238	199
* Capella Education Co.	4,291	187
* Gentherm Inc.	9,974	184
* Tumi Holdings Inc.	7,285	177
* Fiesta Restaurant Group Inc.	4,949	176
Matthews International Corp. Class A	4,521	173
* Children's Place Retail Stores Inc.	3,096	165
* LeapFrog Enterprises Inc.	17,030	163
* Caesars Entertainment Corp.	11,104	161
* Vera Bradley Inc.	6,800	160
* Shutterfly Inc.	3,208	156
* Denny's Corp.	25,477	154
* Blue Nile Inc.	4,192	149
* Libbey Inc.	6,927	147
* Mattress Firm Holding Corp.	3,716	134
Ruth's Hospitality Group Inc.	11,892	133
Finish Line Inc. Class A	6,189	130
Men's Wearhouse Inc.	3,592	130
Belo Corp. Class A	11,556	130
* America's Car-Mart Inc.	2,700	122
Churchill Downs Inc.	1,445	121
Penske Automotive Group Inc.	3,697	119
* Bravo Brio Restaurant Group Inc.	6,595	119
* Meritage Homes Corp.	2,499	118
* Red Robin Gourmet Burgers Inc.	2,211	116
Drew Industries Inc.	3,066	116
* Bloomin' Brands Inc.	4,558	106
National CineMedia Inc.	6,340	105
* Overstock.com Inc.	3,991	103
* Maidenform Brands Inc.	5,665	103
* Cavco Industries Inc.	2,099	101
Dana Holding Corp.	5,135	97
La-Z-Boy Inc.	5,151	95
PetMed Express Inc.	6,864	92
* Bright Horizons Family Solutions Inc.	2,465	89
Nutrisystem Inc.	9,593	87
Town Sports International Holdings Inc.	7,853	87
* Jamba Inc.	27,831	83
World Wrestling Entertainment Inc. Class A	8,392	82
* Bridgepoint Education Inc.	5,965	76

* Five Below Inc.	1,904	73
* Body Central Corp.	5,459	67
Bob Evans Farms Inc.	1,343	62
* William Lyon Homes Class A	2,353	61
* Vitacost.com Inc.	7,487	61
* Orbitz Worldwide Inc.	7,801	59
* Chuy's Holdings Inc.	1,670	58
* LifeLock Inc.	5,609	58
* Winnebago Industries Inc.	2,786	58
MDC Partners Inc. Class A	3,254	57
Universal Technical Institute Inc.	4,720	56
* Tilly's Inc. Class A	3,117	51
Destination Maternity Corp.	1,994	50
* Fifth & Pacific Cos. Inc.	2,276	49
* ReachLocal Inc.	3,427	48
Sinclair Broadcast Group Inc. Class A	1,744	47
* Nathan's Famous Inc.	921	47
Winmark Corp.	783	47
Blyth Inc.	3,271	46
* Zagg Inc.	8,741	44
* Rentrak Corp.	1,889	44
* Ignite Restaurant Group Inc.	2,273	42
RG Barry Corp.	2,704	39
Core-Mark Holding Co. Inc.	631	37
* Gordmans Stores Inc.	2,907	37
* Tower International Inc.	1,912	36
Cherokee Inc.	2,556	35
* Carmike Cinemas Inc.	1,909	34
* Skullcandy Inc.	5,517	32
* New York & Co. Inc.	5,731	32
* G-III Apparel Group Ltd.	704	30
* MTR Gaming Group Inc.	7,640	29
* Del Frisco's Restaurant Group Inc.	1,444	27
* Conn's Inc.	537	26
Nexstar Broadcasting Group Inc. Class A	935	26
Einstein Noah Restaurant Group Inc.	1,867	26
* Restoration Hardware Holdings Inc.	461	26
* Pinnacle Entertainment Inc.	1,307	26
* Scientific Games Corp. Class A	2,239	24
* Morgans Hotel Group Co.	3,408	23
Collectors Universe	1,746	23
* Geeknet Inc.	1,516	22
* Carrols Restaurant Group Inc.	3,470	20
* Biglari Holdings Inc.	47	19
* Barnes & Noble Inc.	797	18
* Boyd Gaming Corp.	1,376	18
* Premier Exhibitions Inc.	8,428	17
* Taylor Morrison Home Corp. Class A	650	17
* Fuel Systems Solutions Inc.	1,050	16
Movado Group Inc.	450	16
Marine Products Corp.	2,017	15
* SeaWorld Entertainment Inc.	413	15
American Greetings Corp. Class A	728	13
* CafePress Inc.	1,557	10
* TRI Pointe Homes Inc.	560	9
Mac-Gray Corp.	574	8
* US Auto Parts Network Inc.	5,416	7

* Global Sources Ltd.	953	6
* Crown Media Holdings Inc. Class A	2,857	6
bebe stores inc	1,026	6
National American University Holdings Inc.	1,236	5
* hhgregg Inc.	289	4
* Citi Trends Inc.	339	4
Value Line Inc.	315	3
Weyco Group Inc.	118	3
* 1-800-Flowers.com Inc. Class A	397	2
Systemax Inc.	193	2
* priceline.com Inc.	2	2
Beasley Broadcasting Group Inc. Class A	49	—
		37,646
Consumer Staples (4.7%)
* Hain Celestial Group Inc.	13,204	880
* United Natural Foods Inc.	16,574	877
Casey's General Stores Inc.	12,923	785
* TreeHouse Foods Inc.	8,217	538
Sanderson Farms Inc.	7,788	537
PriceSmart Inc.	6,164	520
Lancaster Colony Corp.	6,262	516
B&G Foods Inc.	17,823	513
* Boston Beer Co. Inc. Class A	2,640	403
Spectrum Brands Holdings Inc.	6,516	393
J&J Snack Foods Corp.	5,020	381
* SUPERVALU Inc.	54,486	352
Snyders-Lance Inc.	13,305	345
* Elizabeth Arden Inc.	7,298	344
* Prestige Brands Holdings Inc.	11,256	331
WD-40 Co.	5,400	293
* Post Holdings Inc.	6,263	264
Tootsie Roll Industries Inc.	7,757	244
* Darling International Inc.	12,124	238
Vector Group Ltd.	14,186	228
* Pilgrim's Pride Corp.	16,413	196
Cal-Maine Foods Inc.	4,199	188
* USANA Health Sciences Inc.	1,828	128
* Medifast Inc.	4,150	120
Calavo Growers Inc.	4,013	119
Inter Parfums Inc.	3,957	119
Harris Teeter Supermarkets Inc.	2,044	96
Coca-Cola Bottling Co. Consolidated	1,574	94
* Susser Holdings Corp.	1,609	76
* Star Scientific Inc.	48,946	73
* Chefs' Warehouse Inc.	3,730	70
Limoneira Co.	3,267	63
National Beverage Corp.	3,829	63
Female Health Co.	6,401	60
* Rite Aid Corp.	19,260	57
Roundy's Inc.	6,748	51
* Annie's Inc.	1,180	46
* Fairway Group Holdings Corp.	2,069	45
Pinnacle Foods Inc.	1,588	39
Nature's Sunshine Products Inc.	2,333	36
* Inventure Foods Inc.	4,433	33
* Synutra International Inc.	5,868	28
* Natural Grocers by Vitamin Cottage Inc.	965	27

	Lifeway Foods Inc.	1,560	27
	Arden Group Inc.	253	27
	Alico Inc.	525	24
	Orchids Paper Products Co.	910	23
*	Central Garden and Pet Co. Class A	1,998	15
*	Craft Brew Alliance Inc.	1,573	12
*	Pantry Inc.	666	8
*	Farmer Bros Co.	124	2
			10,947
Energy (5.4%)
*	Dril-Quip Inc.	13,628	1,233
*	Oasis Petroleum Inc.	27,109	1,007
	Lufkin Industries Inc.	11,401	1,006
*	Rosetta Resources Inc.	20,375	955
*	Kodiak Oil & Gas Corp.	89,430	785
	Berry Petroleum Co. Class A	17,768	770
	Targa Resources Corp.	9,843	634
	Energy XXI Bermuda Ltd.	19,470	497
*	Gulfport Energy Corp.	8,679	414
*	Geospace Technologies Corp.	4,322	375
	Western Refining Inc.	10,816	361
*	Clean Energy Fuels Corp.	22,404	297
*	Carrizo Oil & Gas Inc.	11,571	297
*	ION Geophysical Corp.	44,746	286
*	Approach Resources Inc.	11,280	284
*	Northern Oil and Gas Inc.	21,537	284
*	Forum Energy Technologies Inc.	8,136	242
	Crosstex Energy Inc.	12,665	241
	CVR Energy Inc.	3,824	240
*	Halcon Resources Corp.	32,895	174
	Contango Oil & Gas Co.	3,950	138
^,* Solazyme Inc.		11,045	136
*	Vaalco Energy Inc.	19,525	120
	Rentech Inc.	51,655	114
*	Goodrich Petroleum Corp.	8,771	110
*	RigNet Inc.	4,217	105
	Gulfmark Offshore Inc.	1,966	90
*	Diamondback Energy Inc.	2,612	88
*	Sanchez Energy Corp.	3,930	86
*	C&J Energy Services Inc.	4,619	86
*	FX Energy Inc.	17,947	73
	Panhandle Oil and Gas Inc. Class A	2,356	69
*	Abraxas Petroleum Corp.	28,255	66
*	Magnum Hunter Resources Corp.	17,537	60
*	Evolution Petroleum Corp.	5,612	60
	Alon USA Energy Inc.	2,973	54
*	Endeavour International Corp.	14,717	48
	TGC Industries Inc.	5,190	44
	GasLog Ltd.	3,168	42
*	Mitcham Industries Inc.	2,694	42
*	KiOR Inc.	8,950	41
*	Matador Resources Co.	4,034	40
*	Apco Oil and Gas International Inc.	3,143	39
*	Isramco Inc.	348	34
*	Pioneer Energy Services Corp.	4,344	30
*	Uranerz Energy Corp.	22,370	29
*	Uranium Energy Corp.	13,503	29

* Matrix Service Co.	1,676	28
* Midstates Petroleum Co. Inc.	3,731	25
* Global Geophysical Services Inc.	6,583	24
* BPZ Resources Inc.	10,638	21
* Willbros Group Inc.	2,958	20
* Bonanza Creek Energy Inc.	531	20
* Gevo Inc.	8,952	16
* Saratoga Resources Inc.	6,563	15
* Warren Resources Inc.	4,764	14
W&T Offshore Inc.	875	13
* Nuverra Environmental Solutions Inc.	3,244	12
* PHI Inc.	348	12
* Clayton Williams Energy Inc.	188	8
* Renewable Energy Group Inc.	586	8
* REX American Resources Corp.	220	6
* ZaZa Energy Corp.	3,855	5
* Synergy Resources Corp.	542	4
* Ceres Inc.	1,601	3
* Harvest Natural Resources Inc.	557	2
		12,511
Financials (7.7%)
Omega Healthcare Investors Inc.	38,025	1,232
* Portfolio Recovery Associates Inc.	5,805	884
Highwoods Properties Inc.	21,640	788
Financial Engines Inc.	16,533	713
Sovran Self Storage Inc.	9,449	613
Sun Communities Inc.	12,179	609
EastGroup Properties Inc.	9,508	559
MarketAxess Holdings Inc.	12,376	537
* Texas Capital Bancshares Inc.	11,875	524
* First Cash Financial Services Inc.	9,701	522
National Health Investors Inc.	8,300	517
Glimcher Realty Trust	42,560	497
Greenhill & Co. Inc.	9,854	491
Acadia Realty Trust	18,131	470
* Strategic Hotels & Resorts Inc.	51,981	418
PS Business Parks Inc.	5,177	395
Potlatch Corp.	8,602	391
* Stifel Financial Corp.	8,936	322
Bank of the Ozarks Inc.	7,232	316
* World Acceptance Corp.	3,298	305
Ryman Hospitality Properties	7,450	285
* Credit Acceptance Corp.	2,494	284
* Nationstar Mortgage Holdings Inc.	6,501	265
* Virtus Investment Partners Inc.	1,082	251
* WisdomTree Investments Inc.	19,863	247
DuPont Fabros Technology Inc.	9,794	237
Cohen & Steers Inc.	6,258	236
Westamerica Bancorporation	5,207	234
Alexander's Inc.	709	216
* Ezcorp Inc. Class A	11,191	214
Cash America International Inc.	4,125	197
Washington REIT	7,074	197
* Encore Capital Group Inc.	5,506	196
BGC Partners Inc. Class A	35,080	193
HFF Inc. Class A	9,393	177
* eHealth Inc.	6,601	162

* DFC Global Corp.	10,764	160
* FelCor Lodging Trust Inc.	24,991	154
* NetSpend Holdings Inc.	9,559	153
* Green Dot Corp. Class A	8,096	145
Tower Group International Ltd.	7,170	139
Urstadt Biddle Properties Inc. Class A	6,383	134
* Tejon Ranch Co.	4,452	134
Associated Estates Realty Corp.	7,317	120
Inland Real Estate Corp.	11,673	120
GAMCO Investors Inc.	2,176	116
Saul Centers Inc.	2,554	114
Universal Health Realty Income Trust	2,492	113
Coresite Realty Corp.	3,446	111
LTC Properties Inc.	2,592	108
Westwood Holdings Group Inc.	2,244	96
* Ocwen Financial Corp.	2,177	93
* Navigators Group Inc.	1,423	83
Oritani Financial Corp.	5,340	82
First American Financial Corp.	3,261	78
Diamond Hill Investment Group Inc.	908	74
Monmouth Real Estate Investment Corp. Class A	6,434	66
* Greenlight Capital Re Ltd. Class A	2,673	65
* Ladenburg Thalmann Financial Services Inc.	34,764	55
Employers Holdings Inc.	2,132	53
Montpelier Re Holdings Ltd.	2,041	51
Investors Bancorp Inc.	2,492	49
Amtrust Financial Services Inc.	1,383	46
Spirit Realty Capital Inc.	2,080	42
* Regional Management Corp.	1,638	39
Silver Bay Realty Trust Corp.	2,078	37
Evercore Partners Inc. Class A	904	36
Gyrodyne Co. of America Inc.	379	28
CyrusOne Inc.	1,192	26
Main Street Capital Corp.	840	24
Tree.com Inc.	1,199	24
* FNB United Corp.	2,517	21
Homeowners Choice Inc.	575	20
Apollo Residential Mortgage Inc.	1,021	19
Pzena Investment Management Inc. Class A	2,223	15
* Bridge Capital Holdings	900	14
State Auto Financial Corp.	741	14
* Beneficial Mutual Bancorp Inc.	1,523	13
JAVELIN Mortgage Investment Corp.	828	13
* BofI Holding Inc.	249	12
* ICG Group Inc.	1,022	11
Meadowbrook Insurance Group Inc.	1,232	10
UMH Properties Inc.	919	10
* Eagle Bancorp Inc.	398	9
Stellus Capital Investment Corp.	551	8
MicroFinancial Inc.	1,067	8
ZAIS Financial Corp.	355	6
WhiteHorse Finance Inc.	410	6
* American Safety Insurance Holdings Ltd.	242	6
AmREIT Inc.	260	5
OFS Capital Corp.	414	5
Arrow Financial Corp.	175	4
Universal Insurance Holdings Inc.	606	4

	Heritage Financial Group Inc.	240	3
	Penns Woods Bancorp Inc.	82	3
*	Meridian Interstate Bancorp Inc.	183	3
	Clifton Savings Bancorp Inc.	257	3
*	First Federal Bancshares of Arkansas Inc.	305	3
*	Hallmark Financial Services Inc.	265	2
	Hingham Institution for Savings	32	2
	Donegal Group Inc. Class A	134	2
*	Cascade Bancorp	158	1
			17,917
Health Care (20.9%)
*	Pharmacyclics Inc.	19,447	1,782
*	Alkermes plc	41,514	1,297
*	Cubist Pharmaceuticals Inc.	21,494	1,181
*	Seattle Genetics Inc.	32,255	1,107
*	athenahealth Inc.	12,165	1,029
*	Jazz Pharmaceuticals plc	14,093	958
*	PAREXEL International Corp.	19,277	881
*	Align Technology Inc.	24,380	872
*	Centene Corp.	17,465	865
*	Isis Pharmaceuticals Inc.	37,876	820
*	Cepheid Inc.	22,265	774
*	HealthSouth Corp.	24,963	731
*	HMS Holdings Corp.	29,172	726
*	Theravance Inc.	20,587	721
*	Haemonetics Corp.	17,207	710
*	Aegerion Pharmaceuticals Inc.	9,553	696
	STERIS Corp.	14,447	655
	Owens & Minor Inc.	18,419	630
	Questcor Pharmaceuticals Inc.	18,243	623
*	Medicines Co.	18,716	603
*	Arena Pharmaceuticals Inc.	65,068	575
*	Alnylam Pharmaceuticals Inc.	18,659	572
*	Medidata Solutions Inc.	7,929	547
*	Insulet Corp.	17,706	529
*	MWI Veterinary Supply Inc.	4,316	524
*	HeartWare International Inc.	5,538	505
	West Pharmaceutical Services Inc.	7,329	502
^,* Vivus Inc.		33,808	497
	Air Methods Corp.	13,053	489
*	DexCom Inc.	23,245	484
	Chemed Corp.	6,520	457
*	Acorda Therapeutics Inc.	13,596	455
*	Cyberonics Inc.	9,338	446
*	Neogen Corp.	7,987	435
*	Impax Laboratories Inc.	22,722	431
*	Santarus Inc.	18,558	413
*	ImmunoGen Inc.	22,041	405
*	Ironwood Pharmaceuticals Inc. Class A	28,375	379
*	Team Health Holdings Inc.	9,624	376
*	WellCare Health Plans Inc.	7,057	368
	Masimo Corp.	16,929	367
*	Celldex Therapeutics Inc.	27,329	350
*	Conceptus Inc.	11,219	348
*	Volcano Corp.	18,073	345
	PDL BioPharma Inc.	40,985	338
	Analogic Corp.	4,158	331

* NPS Pharmaceuticals Inc.	20,934	330
Abaxis Inc.	7,356	324
* Acadia Healthcare Co. Inc.	9,142	305
* MannKind Corp.	45,623	304
Meridian Bioscience Inc.	13,991	302
* Exelixis Inc.	62,156	301
* Neurocrine Biosciences Inc.	22,485	291
* Akorn Inc.	19,284	280
* Emeritus Corp.	10,953	278
* ICU Medical Inc.	3,858	275
* IPC The Hospitalist Co. Inc.	5,620	274
* Infinity Pharmaceuticals Inc.	10,114	273
* Luminex Corp.	14,139	272
* ArthroCare Corp.	7,757	263
* Nektar Therapeutics	27,595	261
* Spectranetics Corp.	13,787	258
* Bio-Reference Labs Inc.	8,337	257
* Endologix Inc.	18,762	252
* NxStage Medical Inc.	17,553	245
* Auxilium Pharmaceuticals Inc.	16,406	245
Cantel Medical Corp.	7,187	245
* ABIOMED Inc.	11,334	244
* Exact Sciences Corp.	21,589	243
Quality Systems Inc.	13,412	240
* Opko Health Inc.	36,228	239
* Optimer Pharmaceuticals Inc.	15,957	237
* Array BioPharma Inc.	39,381	230
* Quidel Corp.	9,559	229
* Keryx Biopharmaceuticals Inc.	27,602	221
* Accretive Health Inc.	19,103	217
* Capital Senior Living Corp.	8,251	217
* Halozyme Therapeutics Inc.	30,428	215
* Dendreon Corp.	51,978	208
* Achillion Pharmaceuticals Inc.	24,538	205
* Genomic Health Inc.	5,417	198
Computer Programs & Systems Inc.	3,735	187
* Pacira Pharmaceuticals Inc.	6,228	182
* HealthStream Inc.	6,592	177
* Orexigen Therapeutics Inc.	27,817	176
* Ligand Pharmaceuticals Inc. Class B	5,875	176
Landauer Inc.	3,191	170
* Clovis Oncology Inc.	4,613	169
Spectrum Pharmaceuticals Inc.	20,091	165
* MAKO Surgical Corp.	13,294	164
* Synageva BioPharma Corp.	3,800	157
* InterMune Inc.	15,358	152
* AVANIR Pharmaceuticals Inc.	45,271	150
* Antares Pharma Inc.	36,100	147
* Integra LifeSciences Holdings Corp.	3,766	143
* Raptor Pharmaceutical Corp.	18,798	143
* Dynavax Technologies Corp.	54,506	142
* Sangamo Biosciences Inc.	17,750	142
* Orthofix International NV	5,058	140
* Fluidigm Corp.	8,200	140
* Endocyte Inc.	9,992	137
* Cadence Pharmaceuticals Inc.	20,297	135
Ensign Group Inc.	3,652	132

* Accuray Inc.	24,066	129
* Cardiovascular Systems Inc.	6,225	128
* Idenix Pharmaceuticals Inc.	26,883	127
* Amsurg Corp. Class A	3,503	124
* Vanguard Health Systems Inc.	9,281	124
* Sequenom Inc.	29,460	122
Atrion Corp.	534	118
* Dyax Corp.	37,024	116
US Physical Therapy Inc.	3,972	112
* AMN Healthcare Services Inc.	8,256	111
* Staar Surgical Co.	12,313	110
* Repros Therapeutics Inc.	6,293	109
* Rigel Pharmaceuticals Inc.	23,489	109
* Depomed Inc.	18,810	108
* MedAssets Inc.	6,575	108
* Cerus Corp.	20,946	108
* Corvel Corp.	2,065	107
* AMAG Pharmaceuticals Inc.	5,725	106
* XOMA Corp.	24,245	102
* Unilife Corp.	30,503	101
* Synta Pharmaceuticals Corp.	13,418	99
* Immunomedics Inc.	24,341	95
* Sciclone Pharmaceuticals Inc.	19,171	92
* Furiex Pharmaceuticals Inc.	2,485	92
* Synergy Pharmaceuticals Inc.	17,539	89
* Vanda Pharmaceuticals Inc.	9,571	87
* Navidea Biopharmaceuticals Inc.	36,055	87
* NewLink Genetics Corp.	5,348	87
* Threshold Pharmaceuticals Inc.	15,246	87
* Natus Medical Inc.	6,098	86
* Novavax Inc.	43,793	84
* Vascular Solutions Inc.	5,511	84
* Vical Inc.	23,458	82
* Momenta Pharmaceuticals Inc.	6,109	80
* OraSure Technologies Inc.	18,313	80
* Trius Therapeutics Inc.	10,428	80
* NuVasive Inc.	3,616	79
* Repligen Corp.	9,371	78
* Curis Inc.	20,589	77
* Lexicon Pharmaceuticals Inc.	30,690	73
* Cambrex Corp.	5,224	72
* XenoPort Inc.	12,466	69
* Tornier NV	4,265	67
* Coronado Biosciences Inc.	6,818	67
* BioScrip Inc.	4,603	64
* Osiris Therapeutics Inc.	5,582	63
* Progenics Pharmaceuticals Inc.	15,412	61
* PhotoMedex Inc.	3,755	61
* Anika Therapeutics Inc.	3,994	59
* Sagent Pharmaceuticals Inc.	3,182	57
* AtriCure Inc.	6,107	55
* Biotime Inc.	11,416	54
* Arqule Inc.	19,975	54
* Sunesis Pharmaceuticals Inc.	9,999	54
* Omeros Corp.	10,110	54
* Cynosure Inc. Class A	2,100	52
* Rockwell Medical Inc.	12,647	52

*	OncoGenex Pharmaceutical Inc.	5,007	52
	Utah Medical Products Inc.	1,113	51
*	TESARO Inc.	1,485	51
*	Merge Healthcare Inc.	15,264	50
*	Ampio Pharmaceuticals Inc.	8,711	49
*	ZIOPHARM Oncology Inc.	22,277	49
*	Pozen Inc.	9,019	48
*	Rochester Medical Corp.	3,153	45
	Hi-Tech Pharmacal Co. Inc.	1,398	45
*	GTx Inc.	7,558	45
*	SIGA Technologies Inc.	11,924	44
*	ImmunoCellular Therapeutics Ltd.	17,587	43
*	Skilled Healthcare Group Inc.	6,035	43
*	Intercept Pharmaceuticals Inc.	1,274	43
*	National Research Corp. Class A	2,550	42
*	BioDelivery Sciences International Inc.	9,211	41
*	Cytori Therapeutics Inc.	16,247	40
*	AVEO Pharmaceuticals Inc.	14,301	37
*	Oncothyreon Inc.	19,185	35
*	ExamWorks Group Inc.	1,893	35
*	Symmetry Medical Inc.	3,786	35
*	Globus Medical Inc.	2,410	35
*	Anacor Pharmaceuticals Inc.	6,248	34
*	Amicus Therapeutics Inc.	10,221	34
	Pain Therapeutics Inc.	12,534	33
*	Discovery Laboratories Inc.	18,063	32
*	Molina Healthcare Inc.	833	31
*	Corcept Therapeutics Inc.	17,213	31
*	Hansen Medical Inc.	18,276	31
*	Regulus Therapeutics Inc.	3,431	31
*	Wright Medical Group Inc.	1,226	31
^,* BioCryst Pharmaceuticals Inc.		17,733	30
*	Sucampo Pharmaceuticals Inc. Class A	3,577	30
*	KYTHERA Biopharmaceuticals Inc.	1,382	30
*	ChemoCentryx Inc.	2,169	29
*	Merrimack Pharmaceuticals Inc.	5,239	29
*	Providence Service Corp.	1,087	29
*	Zogenix Inc.	18,486	28
*	Biospecifics Technologies Corp.	1,681	27
*	Magellan Health Services Inc.	482	26
*	Emergent Biosolutions Inc.	1,790	25
*	Greenway Medical Technologies	2,109	25
*	Durata Therapeutics Inc.	3,397	25
*	Affymax Inc.	11,638	24
*	Omnicell Inc.	1,297	24
*	SurModics Inc.	982	23
*	Hyperion Therapeutics Inc.	1,159	23
*	Verastem Inc.	2,053	20
*	Agenus Inc.	4,855	20
*	Horizon Pharma Inc.	7,340	17
*	EnteroMedics Inc.	12,795	17
*	Ventrus Biosciences Inc.	6,309	16
*	National Research Corp. Class B	425	15
*	Vocera Communications Inc.	938	14
*	KaloBios Pharmaceuticals Inc.	2,367	13
*	Zeltiq Aesthetics Inc.	2,447	13
*	Pernix Therapeutics Holdings	3,420	12

* Exactech Inc.	669	12
* Cempra Inc.	1,434	12
* LipoScience Inc.	1,498	10
* Cumberland Pharmaceuticals Inc.	2,079	10
* BG Medicine Inc.	5,215	9
* Acura Pharmaceuticals Inc.	4,105	9
* Merit Medical Systems Inc.	827	8
* LHC Group Inc.	282	6
* RTI Biologics Inc.	939	4
* Harvard Bioscience Inc.	458	2
* Derma Sciences Inc.	169	2
* Transcept Pharmaceuticals Inc.	421	1
* PDI Inc.	258	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		48,441
Industrials (17.8%)
* Genesee & Wyoming Inc. Class A	15,034	1,339
* Alaska Air Group Inc.	22,831	1,297
* Avis Budget Group Inc.	36,020	1,194
* Hexcel Corp.	33,792	1,175
Acuity Brands Inc.	14,369	1,079
* Old Dominion Freight Line Inc.	24,182	1,041
* Middleby Corp.	6,354	1,039
* Chart Industries Inc.	10,147	987
* US Airways Group Inc.	55,087	968
CLARCOR Inc.	17,050	925
Woodward Inc.	23,466	919
HEICO Corp.	17,877	904
Watsco Inc.	9,979	871
Belden Inc.	13,748	735
Corporate Executive Board Co.	11,379	696
* USG Corp.	25,151	687
* Beacon Roofing Supply Inc.	15,890	655
Applied Industrial Technologies Inc.	13,178	633
* Advisory Board Co.	11,634	614
* MasTec Inc.	18,574	591
Herman Miller Inc.	19,779	556
HNI Corp.	14,606	537
Healthcare Services Group Inc.	22,770	517
Franklin Electric Co. Inc.	15,068	509
* Tetra Tech Inc.	17,529	483
Allegiant Travel Co. Class A	5,069	469
Mine Safety Appliances Co.	9,359	467
* Hub Group Inc. Class A	12,579	457
* Swift Transportation Co.	26,780	451
Deluxe Corp.	11,602	434
Brink's Co.	16,025	430
* Spirit Airlines Inc.	14,105	429
Titan International Inc.	18,142	423
Acacia Research Corp.	16,853	421
Forward Air Corp.	9,862	382
* On Assignment Inc.	14,562	379
Raven Industries Inc.	12,301	373
* RBC Bearings Inc.	7,521	368
AZZ Inc.	8,562	355
Lindsay Corp.	4,311	350
* Huron Consulting Group Inc.	7,774	348

Knight Transportation Inc.	19,613	336
* Teledyne Technologies Inc.	4,338	335
Interface Inc. Class A	19,862	334
* Trimas Corp.	10,058	324
Werner Enterprises Inc.	12,912	323
Tennant Co.	6,390	315
Kaman Corp.	8,955	304
* EnerSys Inc.	5,919	295
AO Smith Corp.	7,263	285
* Trex Co. Inc.	5,059	281
Mueller Water Products Inc. Class A	34,693	264
* DigitalGlobe Inc.	8,491	257
Exponent Inc.	4,548	255
* II-VI Inc.	15,191	252
* Team Inc.	6,751	244
* Wabash National Corp.	23,169	243
* TrueBlue Inc.	10,001	235
Insperity Inc.	7,694	232
Sun Hydraulics Corp.	7,007	227
* Dycom Industries Inc.	9,952	226
* Blount International Inc.	16,597	223
* GenCorp Inc.	16,075	220
John Bean Technologies Corp.	9,764	211
TAL International Group Inc.	4,972	210
AAON Inc.	6,301	209
* Nortek Inc.	2,615	185
* EnPro Industries Inc.	3,648	184
Heartland Express Inc.	12,521	180
Knoll Inc.	11,261	176
* DXP Enterprises Inc.	2,970	175
Textainer Group Holdings Ltd.	4,667	175
* Taser International Inc.	17,355	165
Actuant Corp. Class A	4,746	161
Generac Holdings Inc.	3,815	155
Gorman-Rupp Co.	5,130	150
Altra Holdings Inc.	5,001	144
McGrath RentCorp	4,305	142
Barrett Business Services Inc.	2,360	138
Cubic Corp.	2,879	137
Celadon Group Inc.	6,766	132
* Astronics Corp.	3,673	132
Kforce Inc.	8,417	125
* ACCO Brands Corp.	17,504	125
* InnerWorkings Inc.	11,309	123
H&E Equipment Services Inc.	5,396	121
* Standard Parking Corp.	5,286	118
* Capstone Turbine Corp.	101,228	117
* Titan Machinery Inc.	5,703	117
* GP Strategies Corp.	4,537	114
* Mistras Group Inc.	5,272	113
US Ecology Inc.	3,878	106
* Park-Ohio Holdings Corp.	2,759	103
* Builders FirstSource Inc.	15,175	102
* RPX Corp.	6,563	101
* XPO Logistics Inc.	5,950	99
* Proto Labs Inc.	1,781	98
* Thermon Group Holdings Inc.	4,966	98

^,* SolarCity Corp.		2,142	97
*	Republic Airways Holdings Inc.	8,975	96
	Graham Corp.	3,355	94
	ESCO Technologies Inc.	2,887	93
*	Echo Global Logistics Inc.	5,006	89
*	Moog Inc. Class A	1,729	87
*	Odyssey Marine Exploration Inc.	26,362	87
*	MYR Group Inc.	3,821	77
*	Aerovironment Inc.	3,551	71
*	Roadrunner Transportation Systems Inc.	2,544	71
^,* ExOne Co.		1,369	68
*	Commercial Vehicle Group Inc.	8,286	65
*	Ply Gem Holdings Inc.	2,800	65
*	Powell Industries Inc.	1,311	62
	Mueller Industries Inc.	1,095	60
	Primoris Services Corp.	2,752	59
*	Meritor Inc.	7,811	57
*	Hawaiian Holdings Inc.	9,437	56
	Coleman Cable Inc.	2,978	55
	Acorn Energy Inc.	6,067	54
*	KEYW Holding Corp.	3,589	53
	Standex International Corp.	980	51
	Comfort Systems USA Inc.	3,677	51
*	CAI International Inc.	1,924	49
	Steelcase Inc. Class A	3,495	48
*	Saia Inc.	1,004	48
*	EnerNOC Inc.	3,362	45
*	WageWorks Inc.	1,522	44
*	AT Cross Co. Class A	3,091	43
*	Aegion Corp. Class A	1,876	43
*	Rexnord Corp.	2,130	43
*	Ameresco Inc. Class A	5,138	42
*	Franklin Covey Co.	3,022	42
	Simpson Manufacturing Co. Inc.	1,379	40
*	Heritage-Crystal Clean Inc.	2,598	39
	TMS International Corp. Class A	2,182	33
	American Science & Engineering Inc.	534	32
	Houston Wire & Cable Co.	2,165	30
	United Stationers Inc.	787	27
*	PGT Inc.	3,278	27
	Aceto Corp.	2,119	27
	Dynamic Materials Corp.	1,669	27
*	Patrick Industries Inc.	1,344	26
*	TRC Cos. Inc.	4,388	26
	Ceco Environmental Corp.	2,148	26
*	Wesco Aircraft Holdings Inc.	1,468	26
*	Quality Distribution Inc.	2,605	24
*	CPI Aerostructures Inc.	2,251	22
	CIRCOR International Inc.	430	22
*	Performant Financial Corp.	1,813	20
*	American Woodmark Corp.	549	20
*	Federal Signal Corp.	2,140	19
	Intersections Inc.	1,983	18
	Great Lakes Dredge & Dock Corp.	2,173	18
*	FuelCell Energy Inc.	13,956	18
*	Enphase Energy Inc.	2,120	16
	SkyWest Inc.	1,122	16

* Astronics Corp. Class B	425	15
* Flow International Corp.	3,440	14
National Presto Industries Inc.	169	13
Omega Flex Inc.	934	13
Argan Inc.	727	12
CDI Corp.	841	12
* Pacer International Inc.	1,381	8
* Edgen Group Inc.	1,266	8
Multi-Color Corp.	280	8
* ARC Document Solutions Inc.	2,144	8
Sypris Solutions Inc.	2,391	8
* LMI Aerospace Inc.	364	7
* Vicor Corp.	1,200	7
Insteel Industries Inc.	348	6
Preformed Line Products Co.	86	6
* Sterling Construction Co. Inc.	565	6
Met-Pro Corp.	374	5
* BlueLinx Holdings Inc.	2,025	5
SIFCO Industries Inc.	283	4
* American Superconductor Corp.	1,352	4
* Casella Waste Systems Inc. Class A	582	2
* Rand Logistics Inc.	260	1
* Hill International Inc.	316	1
Compx International Inc.	48	1
		41,276
Information Technology (21.0%)
* 3D Systems Corp.	28,825	1,399
* Ultimate Software Group Inc.	9,716	1,081
* CoStar Group Inc.	9,572	1,070
* CommVault Systems Inc.	15,157	1,061
* PTC Inc.	40,579	1,019
* WEX Inc.	13,188	974
* Aspen Technology Inc.	29,977	918
* ViaSat Inc.	12,732	892
* QLIK Technologies Inc.	28,967	891
FEI Co.	12,090	871
MAXIMUS Inc.	11,520	860
* Semtech Corp.	22,235	812
* Tyler Technologies Inc.	10,208	704
* Microsemi Corp.	30,129	661
Cognex Corp.	14,525	653
InterDigital Inc.	13,907	640
* ACI Worldwide Inc.	13,481	627
* Sourcefire Inc.	10,563	591
* Hittite Microwave Corp.	10,686	580
Fair Isaac Corp.	11,625	571
* Aruba Networks Inc.	37,966	567
* Cavium Inc.	16,859	552
* Sapient Corp.	41,772	538
* VistaPrint NV	11,587	532
* Manhattan Associates Inc.	6,889	517
* OpenTable Inc.	7,652	510
Littelfuse Inc.	6,650	489
* Synaptics Inc.	11,420	471
ADTRAN Inc.	20,099	465
Blackbaud Inc.	15,305	464
* Cornerstone OnDemand Inc.	11,409	464

j2 Global Inc.	11,329	463
* Anixter International Inc.	5,834	448
* Verint Systems Inc.	13,227	444
* Take-Two Interactive Software Inc.	26,515	441
* Cardtronics Inc.	14,960	427
* Ciena Corp.	25,385	425
* Dealertrack Technologies Inc.	12,851	414
Power Integrations Inc.	9,624	411
* ValueClick Inc.	15,303	403
* Universal Display Corp.	13,469	401
* Cirrus Logic Inc.	21,864	399
Heartland Payment Systems Inc.	12,410	398
* OSI Systems Inc.	6,732	389
* Infinera Corp.	35,179	370
NIC Inc.	21,874	366
* Advent Software Inc.	10,703	355
* Ultratech Inc.	9,403	343
* VirnetX Holding Corp.	14,230	337
Syntel Inc.	5,234	334
MTS Systems Corp.	5,452	329
Mentor Graphics Corp.	17,056	324
* Liquidity Services Inc.	7,990	320
* Websense Inc.	12,619	314
* Netscout Systems Inc.	12,454	303
* Synchronoss Technologies Inc.	9,372	294
* Cabot Microelectronics Corp.	7,989	286
* Guidewire Software Inc.	6,933	284
* Angie's List Inc.	12,065	283
Monotype Imaging Holdings Inc.	12,401	282
* TiVo Inc.	21,142	274
Monolithic Power Systems Inc.	10,930	269
* MicroStrategy Inc. Class A	2,890	264
* BroadSoft Inc.	9,320	258
* Interactive Intelligence Group Inc.	4,979	250
* Web.com Group Inc.	11,887	250
* Cray Inc.	13,368	243
* Ixia	15,097	237
* comScore Inc.	11,983	237
* ExlService Holdings Inc.	7,920	232
* RealPage Inc.	12,152	231
* SPS Commerce Inc.	4,202	227
Plantronics Inc.	4,829	223
* Comverse Inc.	7,428	222
Badger Meter Inc.	4,922	219
* FARO Technologies Inc.	5,738	215
* PROS Holdings Inc.	7,373	213
* Measurement Specialties Inc.	4,529	201
* Bankrate Inc.	13,690	196
* NETGEAR Inc.	5,743	191
* Ellie Mae Inc.	8,491	190
* LogMeIn Inc.	7,449	190
Pegasystems Inc.	5,803	188
* RealD Inc.	12,026	181
* Stamps.com Inc.	4,530	173
* LivePerson Inc.	18,574	172
* InvenSense Inc.	12,968	167
ASML Holding NV	2,049	167

Micrel Inc.	16,389	163
* Envestnet Inc.	7,005	161
* iGATE Corp.	10,850	157
Forrester Research Inc.	4,336	157
* Unisys Corp.	7,544	156
* CalAmp Corp.	11,818	156
Cass Information Systems Inc.	3,452	155
* Constant Contact Inc.	10,265	153
* Move Inc.	13,252	151
* GT Advanced Technologies Inc.	33,873	151
* Plexus Corp.	5,160	151
* Tangoe Inc.	10,065	150
* PDF Solutions Inc.	8,144	149
* Virtusa Corp.	6,285	147
* Global Cash Access Holdings Inc.	22,197	146
* CSG Systems International Inc.	6,607	143
* Veeco Instruments Inc.	3,371	143
Ebix Inc.	7,156	142
* Imperva Inc.	3,491	139
* MEMC Electronic Materials Inc.	17,218	139
* SciQuest Inc.	6,029	138
* ServiceSource International Inc.	16,755	137
* Immersion Corp.	8,854	136
Coherent Inc.	2,325	133
* Silicon Image Inc.	21,778	133
* Dice Holdings Inc.	14,271	129
* Tableau Software Inc. Class A	2,447	125
* DTS Inc.	6,173	122
* Volterra Semiconductor Corp.	8,562	120
* SunPower Corp. Class A	6,207	120
* Responsys Inc.	12,061	118
* Parkervision Inc.	26,998	118
* Extreme Networks	31,778	113
* Rogers Corp.	2,323	107
* Actuate Corp.	15,570	105
* Perficient Inc.	8,312	105
* Procera Networks Inc.	6,932	102
* Bottomline Technologies de Inc.	3,652	101
* Higher One Holdings Inc.	9,245	101
* Ceva Inc.	5,921	99
* SS&C Technologies Holdings Inc.	3,133	99
* Jive Software Inc.	5,819	98
* Active Network Inc.	13,889	93
* XO Group Inc.	8,840	91
* Super Micro Computer Inc.	8,798	91
* Yelp Inc.	3,012	90
Computer Task Group Inc.	3,968	89
* NVE Corp.	1,629	84
* Zix Corp.	20,578	82
* ExactTarget Inc.	3,477	80
* Globecomm Systems Inc.	6,040	77
* Callidus Software Inc.	12,630	76
* ARRIS Group Inc.	4,999	76
* QLogic Corp.	7,517	73
* Internap Network Services Corp.	9,061	72
* Maxwell Technologies Inc.	9,878	71
* Market Leader Inc.	6,645	71

*	Zillow Inc. Class A	1,255	70
*	Travelzoo Inc.	2,419	70
	American Software Inc. Class A	7,910	67
*	FleetMatics Group plc	2,208	66
*	Demand Media Inc.	7,556	65
*	RF Micro Devices Inc.	11,730	65
*	Demandware Inc.	2,097	64
*	Infoblox Inc.	2,633	64
	Ubiquiti Networks Inc.	3,361	64
*	PLX Technology Inc.	14,030	63
*	Vocus Inc.	7,095	62
*	Unwired Planet Inc.	29,269	60
*	Trulia Inc.	1,942	60
*	Datalink Corp.	5,173	59
*	KVH Industries Inc.	4,487	59
*	ShoreTel Inc.	14,550	59
*	Lionbridge Technologies Inc.	19,088	56
	Digimarc Corp.	2,406	55
*	support.com Inc.	11,400	54
^,* Glu Mobile Inc.		18,556	50
*	Calix Inc.	4,578	48
	Mesa Laboratories Inc.	884	47
*	AVG Technologies NV	2,542	46
*	Guidance Software Inc.	4,846	45
*	PRGX Global Inc.	7,902	43
*	Intermolecular Inc.	5,030	43
*	Numerex Corp. Class A	3,880	43
	Telular Corp.	3,390	43
	Hackett Group Inc.	8,333	42
*	Proofpoint Inc.	2,031	41
*	Xoom Corp.	2,202	41
*	Neonode Inc.	7,520	41
*	Carbonite Inc.	3,860	41
*	MoneyGram International Inc.	2,066	41
*	EPAM Systems Inc.	1,750	41
*	CACI International Inc. Class A	622	40
*	Blucora Inc.	2,090	38
*	VASCO Data Security International Inc.	4,341	36
*	Spark Networks Inc.	4,371	36
*	Marketo Inc.	1,474	35
*	Electronics for Imaging Inc.	1,243	35
*	Rosetta Stone Inc.	1,937	33
*	Inphi Corp.	3,202	33
*	Cyan Inc.	2,436	33
*	QuickLogic Corp.	13,060	31
	Daktronics Inc.	2,976	31
*	Qualys Inc.	2,141	30
*	ChannelAdvisor Corp.	1,750	30
*	EVERTEC Inc.	1,485	30
*	Millennial Media Inc.	3,760	30
*	Ipass Inc.	16,522	28
*	Bazaarvoice Inc.	3,509	26
*	Intermec Inc.	2,584	25
	QAD Inc. Class A	1,900	24
*	Innodata Inc.	7,526	24
*	Rambus Inc.	2,695	21
*	Sonus Networks Inc.	6,484	21

Tessco Technologies Inc.	903	21
Aware Inc.	3,463	19
* Exar Corp.	1,650	19
* Blackhawk Network Holdings Inc.	725	17
* Zygo Corp.	1,071	17
* Echelon Corp.	7,178	17
* ATMI Inc.	681	16
* E2open Inc.	1,097	16
* Rally Software Development Corp.	713	16
* Ruckus Wireless Inc.	1,207	15
* FalconStor Software Inc.	10,735	14
* Brightcove Inc.	1,899	14
* Anaren Inc.	584	14
* Exa Corp.	1,635	14
* Ambarella Inc.	746	12
* Model N Inc.	544	11
* Mattersight Corp.	3,405	11
Electro Rent Corp.	623	11
EPIQ Systems Inc.	845	10
* Multi-Fineline Electronix Inc.	614	10
* Silicon Graphics International Corp.	608	9
* MaxLinear Inc.	1,321	8
* Synacor Inc.	2,165	8
* Peregrine Semiconductor Corp.	744	8
* Marin Software Inc.	640	8
* Quantum Corp.	4,768	7
* Key Tronic Corp.	629	7
* Audience Inc.	349	5
* M/A-COM Technology Solutions Holdings Inc.	350	5
* GSI Group Inc.	534	4
* Ambient Corp.	693	1
* MeetMe Inc.	783	1
* Envivio Inc.	607	1
		48,809
Materials (4.8%)
Eagle Materials Inc.	16,590	1,224
Axiall Corp.	19,314	833
HB Fuller Co.	16,942	704
PolyOne Corp.	23,885	614
* Chemtura Corp.	23,253	533
Balchem Corp.	9,923	476
Olin Corp.	18,631	464
Schweitzer-Mauduit International Inc.	7,822	376
Innophos Holdings Inc.	7,390	374
Stepan Co.	5,716	309
* Flotek Industries Inc.	16,775	292
Buckeye Technologies Inc.	7,805	291
Koppers Holdings Inc.	7,038	290
American Vanguard Corp.	9,440	288
* Clearwater Paper Corp.	6,001	287
* Calgon Carbon Corp.	15,398	278
* Headwaters Inc.	24,707	262
* SunCoke Energy Inc.	16,762	260
AMCOL International Corp.	8,059	258
Deltic Timber Corp.	3,695	233
* Coeur Mining Inc.	14,145	201
Haynes International Inc.	3,426	168

	Myers Industries Inc.	11,313	166
	Wausau Paper Corp.	14,120	165
	Hawkins Inc.	3,091	123
*	LSB Industries Inc.	3,649	123
*	AEP Industries Inc.	1,408	118
*	OMNOVA Solutions Inc.	15,592	116
*	ADA-ES Inc.	3,059	114
	Neenah Paper Inc.	3,222	101
	Gold Resource Corp.	10,073	97
	US Silica Holdings Inc.	3,967	88
*	Berry Plastics Group Inc.	4,039	85
	Quaker Chemical Corp.	1,224	79
	Hecla Mining Co.	19,119	73
*	Paramount Gold and Silver Corp.	46,729	70
	PH Glatfelter Co.	2,435	60
	KMG Chemicals Inc.	2,647	59
*	Boise Cascade Co.	1,850	56
	Zep Inc.	3,088	51
*	Arabian American Development Co.	6,770	50
*	Midway Gold Corp.	43,345	47
	Noranda Aluminum Holding Corp.	11,254	45
	Innospec Inc.	985	40
*	Landec Corp.	2,149	30
*	United States Lime & Minerals Inc.	554	28
*	US Antimony Corp.	18,674	27
*	AK Steel Holding Corp.	7,559	26
*	Handy & Harman Ltd.	1,614	26
	Materion Corp.	635	19
	Globe Specialty Metals Inc.	1,399	17
*	GSE Holding Inc.	2,663	17
*	General Moly Inc.	3,479	7
			11,138
Telecommunication Services (0.8%)
	Cogent Communications Group Inc.	15,878	437
*	8x8 Inc.	23,867	197
	Atlantic Tele-Network Inc.	3,038	151
	Consolidated Communications Holdings Inc.	8,768	149
*	General Communication Inc. Class A	12,449	108
*	Cincinnati Bell Inc.	25,384	87
*	inContact Inc.	11,784	86
	IDT Corp. Class B	4,805	84
	NTELOS Holdings Corp.	5,028	82
	Lumos Networks Corp.	5,151	71
*	Fairpoint Communications Inc.	6,028	51
*	Towerstream Corp.	19,542	50
^,* magicJack VocalTec Ltd.		3,319	50
	Primus Telecommunications Group Inc.	4,122	49
	HickoryTech Corp.	4,577	48
*	Premiere Global Services Inc.	3,908	47
*	Boingo Wireless Inc.	5,356	39
*	Leap Wireless International Inc.	4,675	26
*	ORBCOMM Inc.	6,012	24
*	Iridium Communications Inc.	2,452	17
*	Cbeyond Inc.	502	4
			1,857

Utilities (0.3%)
California Water Service Group			7,917	156
South Jersey Industries Inc.			2,363	138
Piedmont Natural Gas Co. Inc.			2,141	72
Connecticut Water Service Inc.			2,353	67
York Water Co.			3,272	62
SJW Corp.			1,622	44
Ormat Technologies Inc.			1,710	39
American States Water Co.			678	36
* Cadiz Inc.			4,104	24
Otter Tail Corp.			723	20
Atlantic Power Corp.			3,482	17
* American DG Energy Inc.			7,755	13
				688
Total Common Stocks (Cost $194,400)				231,230
	Coupon		Shares
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.136%		1,132,860	1,133

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.100%	9/16/13	100	100
Total Temporary Cash Investments (Cost $1,233)				1,233
Total Investments (100.1%) (Cost $195,633)				232,463
Other Assets and Liabilities-Net (-0.1%)[3]				(301)
Net Assets (100%)				232,162

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $392,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $422,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Russell 2000 Growth Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	231,230	—	—
Temporary Cash Investments	1,133	100	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	232,357	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Russell 2000 Growth Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	6	590	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $195,633,000. Net unrealized appreciation of investment securities for tax purposes was $36,830,000, consisting of unrealized gains of $43,781,000 on securities that had risen in value since their purchase and $6,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments

As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.8%)
Home Depot Inc.	36,634	2,882
Walt Disney Co.	42,778	2,698
Comcast Corp. Class A	64,271	2,580
McDonald's Corp.	24,323	2,349
* Amazon.com Inc.	8,659	2,330
News Corp. Class A	50,133	1,610
Ford Motor Co.	89,786	1,408
Time Warner Inc.	22,975	1,341
Starbucks Corp.	18,154	1,145
Lowe's Cos. Inc.	26,918	1,134
Target Corp.	15,825	1,100
NIKE Inc. Class B	17,312	1,067
* priceline.com Inc.	1,194	960
TJX Cos. Inc.	17,734	898
* DIRECTV	13,717	839
Viacom Inc. Class B	11,847	781
Yum! Brands Inc.	11,023	747
CBS Corp. Class B	14,671	726
Time Warner Cable Inc.	7,073	676
* General Motors Co.	18,326	621
Johnson Controls Inc.	16,280	608
Las Vegas Sands Corp.	9,517	551
* Liberty Global Inc. Class A	6,305	465
* Discovery Communications Inc. Class A	5,751	454
Macy's Inc.	9,336	451
Coach Inc.	6,883	401
Omnicom Group Inc.	6,189	385
VF Corp.	2,086	384
Delphi Automotive plc	7,823	382
Mattel Inc.	8,110	363
* Bed Bath & Beyond Inc.	5,270	360
* AutoZone Inc.	860	352
Ross Stores Inc.	5,401	347
Virgin Media Inc.	6,626	329
Carnival Corp.	9,909	328
* Liberty Media Corp. Class A	2,592	324
Starwood Hotels & Resorts Worldwide Inc.	4,721	322
Sirius XM Radio Inc.	90,815	316
Harley-Davidson Inc.	5,529	302
* Netflix Inc.	1,327	300
Thomson Reuters Corp.	8,871	296
Genuine Parts Co.	3,731	290
* O'Reilly Automotive Inc.	2,663	290
L Brands Inc.	5,774	289
* Liberty Interactive Corp. Class A	12,686	285
Kohl's Corp.	5,514	283
Gap Inc.	6,901	280
* Chipotle Mexican Grill Inc. Class A	759	274
* Dollar Tree Inc.	5,557	267

Wynn Resorts Ltd.	1,910	260
Ralph Lauren Corp. Class A	1,477	259
* CarMax Inc.	5,474	256
Staples Inc.	16,563	248
Marriott International Inc. Class A	5,757	242
Whirlpool Corp.	1,857	237
Tiffany & Co.	3,047	237
* Dollar General Corp.	4,439	234
* BorgWarner Inc.	2,757	224
PVH Corp.	1,874	216
Nordstrom Inc.	3,589	211
Tractor Supply Co.	1,743	195
H&R Block Inc.	6,633	194
Wyndham Worldwide Corp.	3,301	192
DISH Network Corp. Class A	4,939	190
Newell Rubbermaid Inc.	7,007	189
Best Buy Co. Inc.	6,535	180
* PulteGroup Inc.	8,270	179
* LKQ Corp.	6,974	171
PetSmart Inc.	2,502	169
* Tesla Motors Inc.	1,716	168
DR Horton Inc.	6,734	164
Darden Restaurants Inc.	3,128	162
* TRW Automotive Holdings Corp.	2,461	156
Lennar Corp. Class A	3,928	154
* Mohawk Industries Inc.	1,386	154
Polaris Industries Inc.	1,550	148
Advance Auto Parts Inc.	1,793	146
Family Dollar Stores Inc.	2,359	144
* MGM Resorts International	9,407	143
Signet Jewelers Ltd.	2,080	142
Interpublic Group of Cos. Inc.	9,848	140
Scripps Networks Interactive Inc. Class A	2,078	140
* Fossil Inc.	1,294	137
* Ulta Salon Cosmetics & Fragrance Inc.	1,483	135
* TripAdvisor Inc.	2,083	134
Lear Corp.	2,174	130
* Charter Communications Inc. Class A	1,154	129
* Panera Bread Co. Class A	672	129
* Michael Kors Holdings Ltd.	2,050	129
Royal Caribbean Cruises Ltd.	3,587	126
Foot Locker Inc.	3,641	125
Dick's Sporting Goods Inc.	2,353	123
Hasbro Inc.	2,766	123
Gannett Co. Inc.	5,650	121
Expedia Inc.	2,059	118
* NVR Inc.	120	118
* Jarden Corp.	2,529	118
* Toll Brothers Inc.	3,433	117
Hanesbrands Inc.	2,341	117
* Under Armour Inc. Class A	1,871	116
International Game Technology	6,425	115
Williams-Sonoma Inc.	2,117	114
* Sally Beauty Holdings Inc.	3,705	113
Tupperware Brands Corp.	1,340	109
* Urban Outfitters Inc.	2,568	108
Leggett & Platt Inc.	3,352	107

Abercrombie & Fitch Co.	1,938	97
Service Corp. International	5,336	96
American Eagle Outfitters Inc.	4,791	95
Garmin Ltd.	2,668	93
GameStop Corp. Class A	2,772	92
* AMC Networks Inc. Class A	1,402	90
Harman International Industries Inc.	1,689	90
* Penn National Gaming Inc.	1,618	89
* Goodyear Tire & Rubber Co.	5,861	89
* Lamar Advertising Co. Class A	1,893	88
* Madison Square Garden Co. Class A	1,496	88
Cinemark Holdings Inc.	2,853	84
Carter's Inc.	1,132	82
Domino's Pizza Inc.	1,366	81
* Visteon Corp.	1,225	78
Gentex Corp.	3,386	77
* Cabela's Inc.	1,093	73
GNC Holdings Inc. Class A	1,618	73
* Liberty Ventures Class A	882	72
Cablevision Systems Corp. Class A	4,698	71
Chico's FAS Inc.	3,908	71
Brunswick Corp.	2,087	70
Dunkin' Brands Group Inc.	1,697	67
* JC Penney Co. Inc.	3,795	67
Dana Holding Corp.	3,512	66
Brinker International Inc.	1,673	66
Six Flags Entertainment Corp.	874	65
* Tenneco Inc.	1,463	65
Dillard's Inc. Class A	703	65
* Fifth & Pacific Cos. Inc.	2,880	62
* Starz - Liberty Capital	2,671	62
Wolverine World Wide Inc.	1,164	61
Sotheby's	1,617	60
* Ascena Retail Group Inc.	2,950	60
* Tempur-Pedic International Inc.	1,397	59
DSW Inc. Class A	796	59
Pool Corp.	1,139	59
* Bally Technologies Inc.	999	57
* Lumber Liquidators Holdings Inc.	688	56
* Lions Gate Entertainment Corp.	1,952	56
Vail Resorts Inc.	867	56
Pier 1 Imports Inc.	2,342	54
Cheesecake Factory Inc.	1,324	53
Rent-A-Center Inc.	1,436	53
* Life Time Fitness Inc.	1,051	52
Aaron's Inc.	1,833	51
Ryland Group Inc.	1,125	51
Washington Post Co. Class B	108	50
DeVry Inc.	1,609	50
Guess? Inc.	1,578	50
HSN Inc.	878	50
* Express Inc.	2,289	50
* Big Lots Inc.	1,442	49
* Live Nation Entertainment Inc.	3,558	48
* Apollo Group Inc. Class A	2,394	48
* Steven Madden Ltd.	983	48
Men's Wearhouse Inc.	1,309	47

* Deckers Outdoor Corp.	881	47
Thor Industries Inc.	1,104	47
John Wiley & Sons Inc. Class A	1,177	47
* Iconix Brand Group Inc.	1,546	47
* Hyatt Hotels Corp. Class A	1,119	46
* Buffalo Wild Wings Inc.	473	45
* Sears Holdings Corp.	919	45
KB Home	2,005	44
* Pandora Media Inc.	2,597	44
* CST Brands Inc.	1,439	44
* Shutterfly Inc.	892	43
Wendy's Co.	7,211	43
* Genesco Inc.	632	43
* AutoNation Inc.	908	42
Cooper Tire & Rubber Co.	1,609	42
* Crocs Inc.	2,338	41
* Coinstar Inc.	706	41
Sinclair Broadcast Group Inc. Class A	1,502	41
Morningstar Inc.	565	39
* Hibbett Sports Inc.	681	39
* DreamWorks Animation SKG Inc. Class A	1,770	39
* Jack in the Box Inc.	1,060	39
Cracker Barrel Old Country Store Inc.	432	39
Monro Muffler Brake Inc.	808	38
* Saks Inc.	2,496	37
* ANN Inc.	1,206	37
MDC Holdings Inc.	996	37
* New York Times Co. Class A	3,462	37
* WMS Industries Inc.	1,370	35
* Grand Canyon Education Inc.	1,070	34
Buckle Inc.	627	34
* Helen of Troy Ltd.	843	33
* Select Comfort Corp.	1,505	33
Meredith Corp.	809	33
* Vitamin Shoppe Inc.	755	33
Texas Roadhouse Inc. Class A	1,391	33
* Office Depot Inc.	7,453	33
Regal Entertainment Group Class A	1,852	33
Group 1 Automotive Inc.	511	32
* Meritage Homes Corp.	685	32
Weight Watchers International Inc.	705	32
* Jos A Bank Clothiers Inc.	704	32
* Aeropostale Inc.	2,128	31
Jones Group Inc.	2,126	31
* Pinnacle Entertainment Inc.	1,563	31
* Asbury Automotive Group Inc.	744	31
* Orient-Express Hotels Ltd. Class A	2,588	31
Bob Evans Farms Inc.	656	30
Penske Automotive Group Inc.	942	30
* Children's Place Retail Stores Inc.	552	29
Hillenbrand Inc.	1,228	29
Matthews International Corp. Class A	759	29
Finish Line Inc. Class A	1,379	29
Regis Corp.	1,533	28
* Ascent Capital Group Inc. Class A	387	28
DineEquity Inc.	387	28
Arbitron Inc.	597	28

Choice Hotels International Inc.	688	27
* Marriott Vacations Worldwide Corp.	604	27
* Francesca's Holdings Corp.	930	27
* American Axle & Manufacturing Holdings Inc.	1,474	26
Sturm Ruger & Co. Inc.	521	26
Lithia Motors Inc. Class A	472	25
OfficeMax Inc.	1,880	24
Churchill Downs Inc.	287	24
Dorman Products Inc.	536	24
* Papa John's International Inc.	368	24
Belo Corp. Class A	2,069	23
* Krispy Kreme Doughnuts Inc.	1,337	23
Stewart Enterprises Inc. Class A	1,765	23
* Quiksilver Inc.	2,877	23
Valassis Communications Inc.	859	22
* Standard Pacific Corp.	2,503	22
* HomeAway Inc.	719	22
Sonic Automotive Inc. Class A	945	22
International Speedway Corp. Class A	619	21
La-Z-Boy Inc.	1,153	21
Oxford Industries Inc.	324	21
* iRobot Corp.	625	21
* SHFL Entertainment Inc.	1,206	21
Ameristar Casinos Inc.	790	21
National CineMedia Inc.	1,232	20
* Zumiez Inc.	640	20
* BJ's Restaurants Inc.	542	20
* AFC Enterprises Inc.	549	20
* Boyd Gaming Corp.	1,534	20
Stage Stores Inc.	866	20
* Conn's Inc.	397	20
* Skechers U.S.A. Inc. Class A	859	19
Brown Shoe Co. Inc.	918	19
True Religion Apparel Inc.	591	19
Interval Leisure Group Inc.	867	19
* K12 Inc.	610	18
* Steiner Leisure Ltd.	350	18
* Norwegian Cruise Line Holdings Ltd.	576	18
Scholastic Corp.	583	18
CEC Entertainment Inc.	437	18
* Capella Education Co.	401	17
Ethan Allen Interiors Inc.	556	17
* Red Robin Gourmet Burgers Inc.	332	17
Columbia Sportswear Co.	287	17
American Greetings Corp. Class A	926	17
* Sonic Corp.	1,272	17
Drew Industries Inc.	438	17
* G-III Apparel Group Ltd.	393	17
Core-Mark Holding Co. Inc.	276	16
Standard Motor Products Inc.	474	16
* Multimedia Games Holding Co. Inc.	626	16
* Caesars Entertainment Corp.	1,087	16
* American Public Education Inc.	412	16
Cato Corp. Class A	626	16
* Pep Boys-Manny Moe & Jack	1,251	15
* Barnes & Noble Inc.	686	15
* rue21 inc	366	15

Haverty Furniture Cos. Inc.	610	15
Loral Space & Communications Inc.	245	15
Allison Transmission Holdings Inc.	616	15
* Hovnanian Enterprises Inc. Class A	2,387	15
Movado Group Inc.	405	15
Strayer Education Inc.	270	14
Hot Topic Inc.	1,019	14
MDC Partners Inc. Class A	807	14
* Winnebago Industries Inc.	676	14
* Smith & Wesson Holding Corp.	1,537	14
Arctic Cat Inc.	296	14
* ITT Educational Services Inc.	577	14
* Ruby Tuesday Inc.	1,483	14
Fred's Inc. Class A	850	13
* Denny's Corp.	2,204	13
* Gentherm Inc.	712	13
* M/I Homes Inc.	500	12
* Beazer Homes USA Inc.	599	12
* Scientific Games Corp. Class A	1,124	12
* Tumi Holdings Inc.	497	12
* Vera Bradley Inc.	491	12
* Fiesta Restaurant Group Inc.	317	11
Nexstar Broadcasting Group Inc. Class A	401	11
* Libbey Inc.	511	11
Callaway Golf Co.	1,551	11
* Five Below Inc.	276	11
* EW Scripps Co. Class A	772	11
* Maidenform Brands Inc.	574	10
Harte-Hanks Inc.	1,152	10
Superior Industries International Inc.	542	10
* Biglari Holdings Inc.	24	10
Fisher Communications Inc.	226	9
* LeapFrog Enterprises Inc.	970	9
* Bright Horizons Family Solutions Inc.	252	9
* Modine Manufacturing Co.	885	9
* Wet Seal Inc. Class A	1,714	8
* Blue Nile Inc.	235	8
* Bloomin' Brands Inc.	352	8
* Sears Hometown and Outlet Stores Inc.	143	8
* TRI Pointe Homes Inc.	454	8
* Universal Electronics Inc.	284	8
* Mattress Firm Holding Corp.	210	8
* LIN TV Corp. Class A	616	7
Ruth's Hospitality Group Inc.	662	7
Stein Mart Inc.	563	7
* Tuesday Morning Corp.	814	7
* RadioShack Corp.	1,913	7
* Bravo Brio Restaurant Group Inc.	390	7
* America's Car-Mart Inc.	148	7
Shoe Carnival Inc.	269	7
* Clear Channel Outdoor Holdings Inc. Class A	758	6
* Overstock.com Inc.	249	6
Big 5 Sporting Goods Corp.	321	6
Carriage Services Inc. Class A	335	6
* Cavco Industries Inc.	130	6
* Stoneridge Inc.	554	6
* Groupon Inc.	792	6

Destination Maternity Corp.	241	6
PetMed Express Inc.	438	6
* Carmike Cinemas Inc.	321	6
NACCO Industries Inc. Class A	99	6
CSS Industries Inc.	200	6
Bon-Ton Stores Inc.	259	6
World Wrestling Entertainment Inc. Class A	540	5
* Unifi Inc.	277	5
* Restoration Hardware Holdings Inc.	91	5
* hhgregg Inc.	324	5
* MarineMax Inc.	429	5
Perry Ellis International Inc.	231	5
Universal Technical Institute Inc.	403	5
Town Sports International Holdings Inc.	427	5
* Entercom Communications Corp. Class A	503	5
* Shutterstock Inc.	98	5
* William Lyon Homes Class A	176	5
* Journal Communications Inc. Class A	690	5
Nutrisystem Inc.	498	4
Saga Communications Inc. Class A	97	4
* Destination XL Group Inc.	881	4
Entravision Communications Corp. Class A	943	4
* Chuy's Holdings Inc.	124	4
* VOXX International Corp. Class A	383	4
* Taylor Morrison Home Corp. Class A	160	4
Marcus Corp.	319	4
JAKKS Pacific Inc.	404	4
* Corinthian Colleges Inc.	1,566	4
* SeaWorld Entertainment Inc.	114	4
* Jamba Inc.	1,345	4
* Fuel Systems Solutions Inc.	256	4
bebe stores inc	712	4
* Rentrak Corp.	167	4
* Cumulus Media Inc. Class A	1,033	4
Spartan Motors Inc.	632	4
* Citi Trends Inc.	276	4
Speedway Motorsports Inc.	198	4
* Bridgepoint Education Inc.	279	4
* Steinway Musical Instruments Inc.	128	4
* Digital Generation Inc.	507	4
* LifeLock Inc.	343	4
* Federal-Mogul Corp.	363	4
* Luby's Inc.	409	3
* Kirkland's Inc.	224	3
* West Marine Inc.	287	3
* Black Diamond Inc.	363	3
Mac-Gray Corp.	227	3
* Body Central Corp.	259	3
Weyco Group Inc.	130	3
* Nathan's Famous Inc.	61	3
Hooker Furniture Corp.	178	3
* Vitacost.com Inc.	375	3
* ReachLocal Inc.	218	3
* Johnson Outdoors Inc. Class A	122	3
Culp Inc.	169	3
* Orbitz Worldwide Inc.	367	3
* McClatchy Co. Class A	1,096	3

* Ignite Restaurant Group Inc.	149	3
* Global Sources Ltd.	397	3
Bassett Furniture Industries Inc.	195	3
* Zagg Inc.	528	3
Lincoln Educational Services Corp.	380	3
Blyth Inc.	186	3
* Education Management Corp.	397	3
* Isle of Capri Casinos Inc.	329	3
* Del Frisco's Restaurant Group Inc.	136	3
* Tilly's Inc. Class A	152	3
* Career Education Corp.	842	3
* Gordmans Stores Inc.	191	2
Systemax Inc.	249	2
* Monarch Casino & Resort Inc.	151	2
* New York & Co. Inc.	412	2
* 1-800-Flowers.com Inc. Class A	374	2
* Daily Journal Corp.	20	2
Lifetime Brands Inc.	166	2
* Morgans Hotel Group Co.	332	2
Winmark Corp.	37	2
Flexsteel Industries Inc.	96	2
Salem Communications Corp. Class A	288	2
Einstein Noah Restaurant Group Inc.	148	2
* Reading International Inc. Class A	339	2
* Central European Media Enterprises Ltd. Class A	610	2
* MTR Gaming Group Inc.	528	2
* Tower International Inc.	105	2
Collectors Universe	150	2
RG Barry Corp.	135	2
* Skullcandy Inc.	321	2
Cherokee Inc.	125	2
* Red Lion Hotels Corp.	268	2
* Delta Apparel Inc.	113	2
Marine Products Corp.	197	1
* Carrols Restaurant Group Inc.	250	1
Frisch's Restaurants Inc.	84	1
* Crown Media Holdings Inc. Class A	676	1
* Martha Stewart Living Omnimedia Class A	541	1
* Premier Exhibitions Inc.	635	1
* Geeknet Inc.	79	1
Shiloh Industries Inc.	110	1
National American University Holdings Inc.	282	1
* Exide Technologies	1,533	1
* US Auto Parts Network Inc.	291	—
Beasley Broadcasting Group Inc. Class A	44	—
* CafePress Inc.	46	—
* Perfumania Holdings Inc.	50	—
Value Line Inc.	17	—
* Orchard Supply Hardware Stores Corp. Class A	13	—
		55,263
Consumer Staples (9.2%)
Procter & Gamble Co.	65,626	5,037
Coca-Cola Co.	93,040	3,721
Philip Morris International Inc.	40,849	3,714
Wal-Mart Stores Inc.	40,451	3,027
PepsiCo Inc.	37,431	3,023
CVS Caremark Corp.	30,671	1,766

Altria Group Inc.	48,701	1,758
Colgate-Palmolive Co.	22,845	1,321
Mondelez International Inc. Class A	42,434	1,250
Costco Wholesale Corp.	10,369	1,137
Walgreen Co.	20,649	986
Kimberly-Clark Corp.	9,385	909
Kraft Foods Group Inc.	14,145	780
General Mills Inc.	15,493	729
HJ Heinz Co.	7,661	554
Archer-Daniels-Midland Co.	15,778	509
Sysco Corp.	14,071	476
Whole Foods Market Inc.	8,838	458
Kroger Co.	12,708	428
Lorillard Inc.	9,378	398
Mead Johnson Nutrition Co.	4,853	393
Reynolds American Inc.	7,839	377
Estee Lauder Cos. Inc. Class A	5,477	371
Kellogg Co.	5,755	357
ConAgra Foods Inc.	9,901	334
Hershey Co.	3,584	319
JM Smucker Co.	2,682	271
Clorox Co.	3,117	259
Coca-Cola Enterprises Inc.	6,700	249
Brown-Forman Corp. Class B	3,594	247
Beam Inc.	3,781	245
Avon Products Inc.	10,368	244
Bunge Ltd.	3,504	244
* Green Mountain Coffee Roasters Inc.	3,303	242
Dr Pepper Snapple Group Inc.	5,086	234
McCormick & Co. Inc.	3,188	220
Church & Dwight Co. Inc.	3,349	204
* Constellation Brands Inc. Class A	3,573	189
Campbell Soup Co.	4,220	181
* Monster Beverage Corp.	3,279	179
Tyson Foods Inc. Class A	7,051	176
Molson Coors Brewing Co. Class B	3,115	154
Energizer Holdings Inc.	1,510	145
Safeway Inc.	5,650	130
Hormel Foods Corp.	3,196	127
Ingredion Inc.	1,814	124
Herbalife Ltd.	2,623	122
* Smithfield Foods Inc.	3,416	113
Hillshire Brands Co.	2,881	100
Flowers Foods Inc.	2,753	92
Nu Skin Enterprises Inc. Class A	1,277	75
* Hain Celestial Group Inc.	933	62
* United Natural Foods Inc.	1,173	62
* TreeHouse Foods Inc.	863	57
* Darling International Inc.	2,863	56
Casey's General Stores Inc.	924	56
Harris Teeter Supermarkets Inc.	1,095	51
* Rite Aid Corp.	16,899	50
* Dean Foods Co.	4,556	48
Sanderson Farms Inc.	574	40
PriceSmart Inc.	466	39
B&G Foods Inc.	1,349	39
* Prestige Brands Holdings Inc.	1,257	37

Lancaster Colony Corp.	412	34
Spectrum Brands Holdings Inc.	522	32
* Elizabeth Arden Inc.	668	31
* Boston Beer Co. Inc. Class A	204	31
Universal Corp.	524	31
Snyders-Lance Inc.	1,176	31
* SUPERVALU Inc.	4,718	31
* Fresh Market Inc.	612	30
J&J Snack Foods Corp.	386	29
* Post Holdings Inc.	685	29
* WhiteWave Foods Co. Class A	1,599	28
* WhiteWave Foods Co. Class B	1,657	27
Fresh Del Monte Produce Inc.	1,011	27
Vector Group Ltd.	1,539	25
Andersons Inc.	397	20
Seaboard Corp.	7	19
WD-40 Co.	352	19
Tootsie Roll Industries Inc.	566	18
* Pilgrim's Pride Corp.	1,365	16
Cal-Maine Foods Inc.	341	15
* Boulder Brands Inc.	1,329	14
* Chiquita Brands International Inc.	1,221	12
* Susser Holdings Corp.	260	12
Inter Parfums Inc.	405	12
Pinnacle Foods Inc.	443	11
Weis Markets Inc.	261	11
* Medifast Inc.	359	10
Spartan Stores Inc.	552	10
* USANA Health Sciences Inc.	123	9
Village Super Market Inc. Class A	229	9
* Alliance One International Inc.	2,296	8
* Dole Food Co. Inc.	867	8
* Harbinger Group Inc.	745	6
* Diamond Foods Inc.	404	6
Calavo Growers Inc.	209	6
* Central Garden and Pet Co. Class A	741	6
* Pantry Inc.	421	5
Nash Finch Co.	238	5
Coca-Cola Bottling Co. Consolidated	84	5
Ingles Markets Inc. Class A	228	5
* Omega Protein Corp.	413	5
* Seneca Foods Corp. Class A	140	5
* Revlon Inc. Class A	203	4
* Annie's Inc.	103	4
* Natural Grocers by Vitamin Cottage Inc.	136	4
* Star Scientific Inc.	2,494	4
Nutraceutical International Corp.	185	4
Roundy's Inc.	470	4
National Beverage Corp.	213	4
* Chefs' Warehouse Inc.	182	3
* Fairway Group Holdings Corp.	153	3
Nature's Sunshine Products Inc.	206	3
Limoneira Co.	157	3
Female Health Co.	318	3
John B Sanfilippo & Son Inc.	136	3
Orchids Paper Products Co.	105	3
Lifeway Foods Inc.	143	3

Alico Inc.	52	2
Oil-Dri Corp. of America	86	2
* Inventure Foods Inc.	294	2
Arden Group Inc.	18	2
* Farmer Bros Co.	128	2
* Craft Brew Alliance Inc.	195	2
Griffin Land & Nurseries Inc.	45	1
* Synutra International Inc.	264	1
		40,064
Energy (9.6%)
Exxon Mobil Corp.	111,995	10,132
Chevron Corp.	47,246	5,799
Schlumberger Ltd.	31,917	2,331
ConocoPhillips	30,266	1,857
Occidental Petroleum Corp.	19,412	1,787
Anadarko Petroleum Corp.	11,957	1,046
Phillips 66	14,965	996
Halliburton Co.	22,091	925
EOG Resources Inc.	6,453	833
Apache Corp.	9,354	768
National Oilwell Varco Inc.	10,201	717
Marathon Petroleum Corp.	8,155	673
Marathon Oil Corp.	16,881	581
Williams Cos. Inc.	16,133	568
Devon Energy Corp.	9,680	550
Valero Energy Corp.	13,257	539
Hess Corp.	7,305	492
Noble Energy Inc.	8,534	492
Spectra Energy Corp.	15,676	479
Baker Hughes Inc.	10,530	479
Pioneer Natural Resources Co.	3,219	446
Kinder Morgan Inc.	11,747	446
* Cameron International Corp.	5,865	357
Cabot Oil & Gas Corp.	5,007	352
Chesapeake Energy Corp.	15,809	345
* FMC Technologies Inc.	5,710	318
* Southwestern Energy Co.	8,345	315
Murphy Oil Corp.	4,645	294
Range Resources Corp.	3,880	292
EQT Corp.	3,161	253
HollyFrontier Corp.	4,968	246
* Concho Resources Inc.	2,511	210
Tesoro Corp.	3,386	209
CONSOL Energy Inc.	5,509	191
Oceaneering International Inc.	2,618	190
* Denbury Resources Inc.	9,485	174
* Cheniere Energy Inc.	5,089	149
Cimarex Energy Co.	2,094	147
Helmerich & Payne Inc.	2,340	144
* Oil States International Inc.	1,322	130
Peabody Energy Corp.	6,537	129
* Whiting Petroleum Corp.	2,765	127
QEP Resources Inc.	4,208	119
* Cobalt International Energy Inc.	4,417	115
Diamond Offshore Drilling Inc.	1,642	113
Nabors Industries Ltd.	6,974	112
* Dresser-Rand Group Inc.	1,836	111

* Superior Energy Services Inc.	3,838	102
* Rowan Cos. plc Class A	3,022	100
Energen Corp.	1,775	96
SM Energy Co.	1,571	95
* WPX Energy Inc.	4,760	92
* Dril-Quip Inc.	994	90
* Continental Resources Inc.	1,044	85
* Gulfport Energy Corp.	1,775	85
* Ultra Petroleum Corp.	3,583	82
* Newfield Exploration Co.	3,148	75
Patterson-UTI Energy Inc.	3,398	71
* Atwood Oceanics Inc.	1,334	70
Lufkin Industries Inc.	788	70
* Oasis Petroleum Inc.	1,871	70
World Fuel Services Corp.	1,690	69
Tidewater Inc.	1,211	67
* Rosetta Resources Inc.	1,413	66
* SandRidge Energy Inc.	11,730	61
* Helix Energy Solutions Group Inc.	2,538	61
* Kodiak Oil & Gas Corp.	6,388	56
Bristow Group Inc.	862	54
Berry Petroleum Co. Class A	1,247	54
* McDermott International Inc.	5,592	53
SemGroup Corp. Class A	1,018	53
* Unit Corp.	1,179	53
Energy XXI Bermuda Ltd.	1,981	51
* Exterran Holdings Inc.	1,653	48
* Hornbeck Offshore Services Inc.	896	47
Targa Resources Corp.	723	47
* McMoRan Exploration Co.	2,596	43
Western Refining Inc.	1,269	42
* PDC Energy Inc.	763	39
Golar LNG Ltd.	1,120	38
* Alpha Natural Resources Inc.	5,564	37
SEACOR Holdings Inc.	461	35
CARBO Ceramics Inc.	507	33
Gulfmark Offshore Inc.	713	33
* Scorpio Tankers Inc.	3,435	33
Teekay Corp.	816	32
* Stone Energy Corp.	1,352	30
* Bill Barrett Corp.	1,305	29
* Hercules Offshore Inc.	4,154	29
* Cloud Peak Energy Inc.	1,462	28
EXCO Resources Inc.	3,362	27
* Carrizo Oil & Gas Inc.	1,064	27
* Geospace Technologies Corp.	287	25
Arch Coal Inc.	4,804	25
* Northern Oil and Gas Inc.	1,787	24
* C&J Energy Services Inc.	1,234	23
CVR Energy Inc.	364	23
* Newpark Resources Inc.	2,021	23
* Key Energy Services Inc.	3,400	22
* EPL Oil & Gas Inc.	637	19
* Clean Energy Fuels Corp.	1,452	19
* Approach Resources Inc.	739	19
* TETRA Technologies Inc.	1,775	18
* ION Geophysical Corp.	2,856	18

Ship Finance International Ltd.	1,073	18
Comstock Resources Inc.	1,127	18
* Rex Energy Corp.	1,034	17
RPC Inc.	1,325	17
Crosstex Energy Inc.	872	17
* Forum Energy Technologies Inc.	531	16
* Kosmos Energy Ltd.	1,475	15
PBF Energy Inc.	503	15
* Swift Energy Co.	992	13
Delek US Holdings Inc.	371	13
* Diamondback Energy Inc.	393	13
* Halcon Resources Corp.	2,468	13
* Nuverra Environmental Solutions Inc.	3,346	13
Nordic American Tankers Ltd.	1,471	12
* Resolute Energy Corp.	1,437	12
* Magnum Hunter Resources Corp.	3,526	12
W&T Offshore Inc.	820	12
* Forest Oil Corp.	2,618	12
Rentech Inc.	5,280	12
* PHI Inc.	325	11
* Parker Drilling Co.	2,549	11
Contango Oil & Gas Co.	310	11
* Era Group Inc.	419	11
* Solazyme Inc.	875	11
* Pioneer Energy Services Corp.	1,461	10
* Basic Energy Services Inc.	760	10
* Laredo Petroleum Holdings Inc.	519	10
* Vaalco Energy Inc.	1,377	8
* Bonanza Creek Energy Inc.	214	8
* Matrix Service Co.	476	8
* Green Plains Renewable Energy Inc.	488	8
* Tesco Corp.	570	7
* Synergy Resources Corp.	1,068	7
* Vantage Drilling Co.	3,591	7
GasLog Ltd.	508	7
* Goodrich Petroleum Corp.	519	7
* RigNet Inc.	231	6
* Willbros Group Inc.	839	6
Gulf Island Fabrication Inc.	272	6
* BPZ Resources Inc.	2,789	5
* Natural Gas Services Group Inc.	227	5
* Dawson Geophysical Co.	139	5
* Sanchez Energy Corp.	224	5
* Quicksilver Resources Inc.	2,125	5
* Triangle Petroleum Corp.	846	5
* Penn Virginia Corp.	958	4
* Clayton Williams Energy Inc.	100	4
* PetroQuest Energy Inc.	940	4
* FX Energy Inc.	1,022	4
* Warren Resources Inc.	1,348	4
Alon USA Energy Inc.	211	4
* Cal Dive International Inc.	1,850	4
* Evolution Petroleum Corp.	351	4
Teekay Tankers Ltd. Class A	1,318	4
Panhandle Oil and Gas Inc. Class A	126	4
* Abraxas Petroleum Corp.	1,462	3
* Mitcham Industries Inc.	213	3

Adams Resources & Energy Inc.	53	3
* REX American Resources Corp.	114	3
* Matador Resources Co.	308	3
* Callon Petroleum Co.	818	3
Knightsbridge Tankers Ltd.	419	3
* Uranium Energy Corp.	1,374	3
* Westmoreland Coal Co.	245	3
* Harvest Natural Resources Inc.	1,004	3
* Renewable Energy Group Inc.	214	3
* Endeavour International Corp.	868	3
* Midstates Petroleum Co. Inc.	413	3
* Miller Energy Resources Inc.	678	3
* KiOR Inc.	561	3
Bolt Technology Corp.	153	3
TGC Industries Inc.	289	2
* Apco Oil and Gas International Inc.	197	2
* Amyris Inc.	728	2
* Gastar Exploration Ltd.	864	2
* Frontline Ltd.	862	2
* Isramco Inc.	15	1
* Emerald Oil Inc.	225	1
* Uranerz Energy Corp.	1,042	1
* Crimson Exploration Inc.	431	1
* Global Geophysical Services Inc.	284	1
Hallador Energy Co.	127	1
* ZaZa Energy Corp.	676	1
* Saratoga Resources Inc.	383	1
* Gevo Inc.	467	1
* Forbes Energy Services Ltd.	145	1
* Ceres Inc.	41	—
		41,472
Financials (17.6%)
JPMorgan Chase & Co.	91,170	4,977
* Berkshire Hathaway Inc. Class B	42,652	4,865
Wells Fargo & Co.	117,342	4,758
Citigroup Inc.	70,177	3,649
Bank of America Corp.	257,923	3,523
American Express Co.	23,965	1,814
Goldman Sachs Group Inc.	11,142	1,806
US Bancorp	45,335	1,589
Simon Property Group Inc.	7,257	1,208
Morgan Stanley	36,874	955
PNC Financial Services Group Inc.	12,656	907
MetLife Inc.	20,360	900
Bank of New York Mellon Corp.	28,546	858
BlackRock Inc.	3,048	851
Capital One Financial Corp.	13,890	846
Travelers Cos. Inc.	9,312	780
Prudential Financial Inc.	11,180	771
American Tower Corporation	9,444	735
ACE Ltd.	8,107	727
State Street Corp.	10,935	724
* American International Group Inc.	15,431	686
Aflac Inc.	11,192	623
Allstate Corp.	11,740	566
Discover Financial Services	11,916	565
Chubb Corp.	6,461	563

BB&T Corp.	16,743	551
CME Group Inc.	7,975	542
Marsh & McLennan Cos. Inc.	13,096	524
Public Storage	3,416	519
Franklin Resources Inc.	3,335	516
Charles Schwab Corp.	25,815	513
HCP Inc.	10,820	513
Ventas Inc.	6,922	494
Prologis Inc.	11,933	481
Aon plc	7,404	471
T. Rowe Price Group Inc.	6,134	465
Health Care REIT Inc.	6,813	463
Equity Residential	7,807	441
SunTrust Banks Inc.	12,890	414
Ameriprise Financial Inc.	4,968	405
Fifth Third Bancorp	22,036	401
Weyerhaeuser Co.	12,787	381
Boston Properties Inc.	3,565	380
Progressive Corp.	14,553	371
McGraw Hill Financial Inc.	6,662	363
AvalonBay Communities Inc.	2,725	362
Invesco Ltd.	10,678	360
Vornado Realty Trust	4,419	353
Loews Corp.	7,440	341
Hartford Financial Services Group Inc.	10,529	323
M&T Bank Corp.	3,024	317
Annaly Capital Management Inc.	23,242	316
Moody's Corp.	4,689	312
Regions Financial Corp.	33,769	308
Host Hotels & Resorts Inc.	17,173	306
Northern Trust Corp.	5,160	300
* IntercontinentalExchange Inc.	1,739	298
Principal Financial Group Inc.	7,193	272
SLM Corp.	11,093	263
General Growth Properties Inc.	12,634	259
KeyCorp	22,890	247
NYSE Euronext	6,098	245
American Capital Agency Corp.	9,495	245
Leucadia National Corp.	7,498	235
Lincoln National Corp.	6,485	231
* CIT Group Inc.	4,841	223
XL Group plc Class A	7,093	223
Kimco Realty Corp.	9,783	217
Realty Income Corp.	4,709	214
Macerich Co.	3,193	207
* Affiliated Managers Group Inc.	1,240	203
Digital Realty Trust Inc.	3,105	189
SL Green Realty Corp.	2,167	188
Unum Group	6,533	186
Plum Creek Timber Co. Inc.	3,896	186
* CBRE Group Inc. Class A	7,930	184
Comerica Inc.	4,470	177
* Arch Capital Group Ltd.	3,287	168
Cincinnati Financial Corp.	3,543	168
Federal Realty Investment Trust	1,550	167
* Markel Corp.	317	166
Rayonier Inc.	2,970	165

Huntington Bancshares Inc.	21,037	163
* Alleghany Corp.	413	161
Everest Re Group Ltd.	1,196	155
UDR Inc.	6,023	147
Essex Property Trust Inc.	927	146
Fidelity National Financial Inc. Class A	5,456	144
Torchmark Corp.	2,197	142
New York Community Bancorp Inc.	10,726	140
Camden Property Trust	1,992	138
PartnerRe Ltd.	1,454	132
TD Ameritrade Holding Corp.	5,623	132
Duke Realty Corp.	7,850	130
* Genworth Financial Inc. Class A	11,737	127
Zions Bancorporation	4,470	125
Arthur J Gallagher & Co.	2,846	124
Raymond James Financial Inc.	2,688	118
Reinsurance Group of America Inc. Class A	1,776	117
Senior Housing Properties Trust	4,498	116
Eaton Vance Corp.	2,800	116
DDR Corp.	6,622	116
Alexandria Real Estate Equities Inc.	1,687	116
Taubman Centers Inc.	1,403	113
* Ocwen Financial Corp.	2,622	112
Legg Mason Inc.	3,198	112
Regency Centers Corp.	2,169	112
People's United Financial Inc.	8,076	111
Extra Space Storage Inc.	2,645	111
WR Berkley Corp.	2,664	109
Hudson City Bancorp Inc.	12,826	109
Axis Capital Holdings Ltd.	2,488	108
Ares Capital Corp.	6,306	108
HCC Insurance Holdings Inc.	2,442	105
* MSCI Inc. Class A	2,956	104
Apartment Investment & Management Co. Class A	3,439	104
SEI Investments Co.	3,345	102
American Campus Communities Inc.	2,496	102
Liberty Property Trust	2,500	101
* American Capital Ltd.	7,574	101
Hospitality Properties Trust	3,401	99
Starwood Property Trust Inc.	3,910	99
Assurant Inc.	1,984	99
National Retail Properties Inc.	2,742	98
Jones Lang LaSalle Inc.	1,060	97
Waddell & Reed Financial Inc. Class A	2,114	97
Kilroy Realty Corp.	1,815	96
Corrections Corp. of America	2,724	96
Two Harbors Investment Corp.	8,647	95
Assured Guaranty Ltd.	4,201	95
Lazard Ltd. Class A	2,794	95
American Financial Group Inc.	1,946	95
Weingarten Realty Investors	2,948	94
BRE Properties Inc.	1,870	93
Brown & Brown Inc.	2,869	93
RenaissanceRe Holdings Ltd.	1,075	92
First Republic Bank	2,485	92
* Signature Bank	1,190	92
BioMed Realty Trust Inc.	4,383	92

Validus Holdings Ltd.	2,520	91
NASDAQ OMX Group Inc.	2,883	91
Omega Healthcare Investors Inc.	2,742	89
Douglas Emmett Inc.	3,427	87
East West Bancorp Inc.	3,314	87
Old Republic International Corp.	6,412	87
Cullen/Frost Bankers Inc.	1,324	85
CBOE Holdings Inc.	2,095	84
CBL & Associates Properties Inc.	3,649	84
Piedmont Office Realty Trust Inc. Class A	4,270	81
Allied World Assurance Co. Holdings AG	906	81
First Niagara Financial Group Inc.	8,197	80
Commerce Bancshares Inc.	1,830	80
* SVB Financial Group	1,028	80
Equity Lifestyle Properties Inc.	1,026	79
Tanger Factory Outlet Centers	2,292	79
Chimera Investment Corp.	25,564	78
MFA Financial Inc.	8,867	78
* E*TRADE Financial Corp.	6,673	78
White Mountains Insurance Group Ltd.	131	77
Home Properties Inc.	1,274	77
FirstMerit Corp.	4,000	75
Protective Life Corp.	1,896	73
* Popular Inc.	2,408	72
ProAssurance Corp.	1,438	72
First Horizon National Corp.	6,045	69
City National Corp.	1,098	69
* Forest City Enterprises Inc. Class A	3,594	67
RLJ Lodging Trust	2,879	67
Highwoods Properties Inc.	1,827	67
Mid-America Apartment Communities Inc.	966	66
* Howard Hughes Corp.	653	65
* Portfolio Recovery Associates Inc.	418	64
Associated Banc-Corp	4,116	63
Aspen Insurance Holdings Ltd.	1,680	62
Post Properties Inc.	1,285	61
Federated Investors Inc. Class B	2,218	61
* Realogy Holdings Corp.	1,176	61
First American Financial Corp.	2,523	60
Hatteras Financial Corp.	2,329	60
LaSalle Hotel Properties	2,268	60
CNO Financial Group Inc.	4,844	60
Invesco Mortgage Capital Inc.	3,131	58
EPR Properties	1,113	58
Geo Group Inc.	1,674	58
Prosperity Bancshares Inc.	1,145	57
Corporate Office Properties Trust	2,147	57
CommonWealth REIT	2,781	57
TCF Financial Corp.	3,868	56
Fulton Financial Corp.	4,844	56
Medical Properties Trust Inc.	3,727	55
Bank of Hawaii Corp.	1,095	55
Mack-Cali Realty Corp.	2,080	55
Hanover Insurance Group Inc.	1,095	55
Radian Group Inc.	4,272	55
Healthcare Realty Trust Inc.	2,065	55
Brandywine Realty Trust	3,870	55

* Stifel Financial Corp.	1,510	54
Susquehanna Bancshares Inc.	4,516	54
Prospect Capital Corp.	5,175	54
Endurance Specialty Holdings Ltd.	1,057	53
CubeSmart	3,380	53
Synovus Financial Corp.	19,137	52
Hancock Holding Co.	1,836	52
Financial Engines Inc.	1,192	51
* MBIA Inc.	3,574	51
StanCorp Financial Group Inc.	1,113	51
CapitalSource Inc.	5,286	50
DCT Industrial Trust Inc.	6,695	49
* MGIC Investment Corp.	7,965	49
Lexington Realty Trust	3,868	49
Erie Indemnity Co. Class A	635	48
* Sunstone Hotel Investors Inc.	3,994	48
LPL Financial Holdings Inc.	1,288	48
Platinum Underwriters Holdings Ltd.	833	48
Colonial Properties Trust	2,138	47
Washington Federal Inc.	2,664	47
ARMOUR Residential REIT Inc.	9,024	47
Sovran Self Storage Inc.	715	46
Potlatch Corp.	1,008	46
Washington REIT	1,639	46
Sun Communities Inc.	910	45
* Texas Capital Bancshares Inc.	1,027	45
Capitol Federal Financial Inc.	3,806	45
Valley National Bancorp	4,818	45
DiamondRock Hospitality Co.	4,710	45
First Financial Bankshares Inc.	811	45
Trustmark Corp.	1,709	44
CYS Investments Inc.	4,229	43
Kemper Corp.	1,270	43
Webster Financial Corp.	1,854	43
BOK Financial Corp.	660	43
EastGroup Properties Inc.	730	43
Apollo Investment Corp.	5,148	43
First Industrial Realty Trust Inc.	2,496	42
BancorpSouth Inc.	2,455	42
Janus Capital Group Inc.	4,771	42
Glimcher Realty Trust	3,557	42
Cathay General Bancorp	2,041	41
FNB Corp.	3,593	41
MarketAxess Holdings Inc.	940	41
NorthStar Realty Finance Corp.	4,833	41
Primerica Inc.	1,150	41
* First Cash Financial Services Inc.	736	40
Umpqua Holdings Corp.	2,898	39
National Health Investors Inc.	625	39
RLI Corp.	517	39
UMB Financial Corp.	727	39
Redwood Trust Inc.	1,992	38
Greenhill & Co. Inc.	751	37
Colony Financial Inc.	1,666	37
* Virtus Investment Partners Inc.	158	37
* Alexander & Baldwin Inc.	1,011	36
Pebblebrook Hotel Trust	1,358	36

Glacier Bancorp Inc.	1,803	35
Acadia Realty Trust	1,351	35
Selective Insurance Group Inc.	1,440	34
Retail Properties of America Inc.	2,237	34
Iberiabank Corp.	659	34
Bank of the Ozarks Inc.	777	34
DuPont Fabros Technology Inc.	1,381	33
LTC Properties Inc.	796	33
PennyMac Mortgage Investment Trust	1,522	33
* Strategic Hotels & Resorts Inc.	4,053	33
Pennsylvania REIT	1,629	32
American Capital Mortgage Investment Corp.	1,512	32
MB Financial Inc.	1,241	32
PS Business Parks Inc.	413	32
Mercury General Corp.	697	31
Cash America International Inc.	653	31
Community Bank System Inc.	1,053	31
International Bancshares Corp.	1,411	31
Evercore Partners Inc. Class A	769	31
Wintrust Financial Corp.	803	30
Old National Bancorp	2,244	30
* St. Joe Co.	1,455	30
Chesapeake Lodging Trust	1,300	29
United Bankshares Inc.	1,125	29
Home Loan Servicing Solutions Ltd.	1,269	29
Equity One Inc.	1,237	29
* Walter Investment Management Corp.	788	29
Franklin Street Properties Corp.	2,098	29
Fifth Street Finance Corp.	2,714	28
Symetra Financial Corp.	2,035	28
Westamerica Bancorporation	630	28
Montpelier Re Holdings Ltd.	1,134	28
American Equity Investment Life Holding Co.	1,736	28
Ryman Hospitality Properties	731	28
American Assets Trust Inc.	868	28
National Penn Bancshares Inc.	2,809	28
Capstead Mortgage Corp.	2,242	28
Columbia Banking System Inc.	1,257	27
Northwest Bancshares Inc.	2,212	27
Solar Capital Ltd.	1,191	27
PrivateBancorp Inc.	1,413	27
CVB Financial Corp.	2,381	27
First Midwest Bancorp Inc.	2,058	27
Government Properties Income Trust	1,113	27
Argo Group International Holdings Ltd.	680	27
Education Realty Trust Inc.	2,560	27
BBCN Bancorp Inc.	2,077	27
Hersha Hospitality Trust Class A	4,597	26
* PHH Corp.	1,268	26
Cousins Properties Inc.	2,457	25
Provident Financial Services Inc.	1,651	25
* Ezcorp Inc. Class A	1,311	25
BankUnited Inc.	999	25
* World Acceptance Corp.	265	24
* Credit Acceptance Corp.	207	24
* Western Alliance Bancorp	1,580	23
* National Financial Partners Corp.	918	23

* Enstar Group Ltd.	182	23
Hercules Technology Growth Capital Inc.	1,703	23
Investors Real Estate Trust	2,516	23
Retail Opportunity Investments Corp.	1,606	23
STAG Industrial Inc.	1,017	22
* iStar Financial Inc.	1,872	22
Ramco-Gershenson Properties Trust	1,426	22
CapLease Inc.	2,518	22
Sabra Health Care REIT Inc.	802	22
* Encore Capital Group Inc.	605	22
Horace Mann Educators Corp.	876	21
First Citizens BancShares Inc.Class A	107	21
Nelnet Inc. Class A	538	21
Home BancShares Inc.	497	21
Hudson Pacific Properties Inc.	929	20
CNA Financial Corp.	586	20
First Financial Bancorp	1,276	20
* Pinnacle Financial Partners Inc.	781	20
Investors Bancorp Inc.	983	19
* TFS Financial Corp.	1,770	19
Amtrust Financial Services Inc.	586	19
PacWest Bancorp	671	19
First Potomac Realty Trust	1,384	19
Astoria Financial Corp.	1,919	19
Main Street Capital Corp.	651	19
NBT Bancorp Inc.	948	19
OFG Bancorp	1,050	19
Campus Crest Communities Inc.	1,434	18
Resource Capital Corp.	2,930	18
Employers Holdings Inc.	730	18
Associated Estates Realty Corp.	1,097	18
Inland Real Estate Corp.	1,741	18
SCBT Financial Corp.	357	18
* Nationstar Mortgage Holdings Inc.	437	18
Park National Corp.	257	18
Kennedy-Wilson Holdings Inc.	1,030	18
* Forestar Group Inc.	763	18
Tower Group International Ltd.	908	18
Boston Private Financial Holdings Inc.	1,768	17
Triangle Capital Corp.	612	17
Anworth Mortgage Asset Corp.	3,034	17
* WisdomTree Investments Inc.	1,368	17
First Commonwealth Financial Corp.	2,355	17
* FelCor Lodging Trust Inc.	2,691	17
Dynex Capital Inc.	1,626	17
PennantPark Investment Corp.	1,483	17
Chemical Financial Corp.	633	17
BlackRock Kelso Capital Corp.	1,650	16
Independent Bank Corp.	498	16
Oritani Financial Corp.	1,047	16
American National Insurance Co.	160	16
RAIT Financial Trust	2,059	16
Apollo Residential Mortgage Inc.	827	16
Infinity Property & Casualty Corp.	272	16
Berkshire Hills Bancorp Inc.	584	16
Safety Insurance Group Inc.	299	16
Apollo Commercial Real Estate Finance Inc.	939	16

* Greenlight Capital Re Ltd. Class A	646	16
Coresite Realty Corp.	485	16
Ashford Hospitality Trust Inc.	1,174	16
Cohen & Steers Inc.	407	15
* Hilltop Holdings Inc.	959	15
* Eagle Bancorp Inc.	680	15
* Knight Capital Group Inc. Class A	4,192	15
WesBanco Inc.	604	15
Banco Latinoamericano de Comercio Exterior SA	650	15
Interactive Brokers Group Inc.	943	15
ViewPoint Financial Group Inc.	777	15
Banner Corp.	456	15
Sterling Financial Corp.	642	15
Spirit Realty Capital Inc.	722	14
Alexander's Inc.	47	14
* Navigators Group Inc.	240	14
Renasant Corp.	586	14
Brookline Bancorp Inc.	1,637	14
Excel Trust Inc.	1,029	14
HFF Inc. Class A	729	14
* DFC Global Corp.	920	14
* Green Dot Corp. Class A	753	14
AMERISAFE Inc.	393	13
BGC Partners Inc. Class A	2,382	13
City Holding Co.	331	13
* BofI Holding Inc.	274	13
* Investment Technology Group Inc.	928	13
S&T Bancorp Inc.	658	13
United Fire Group Inc.	473	13
Getty Realty Corp.	600	13
AG Mortgage Investment Trust Inc.	549	13
Silver Bay Realty Trust Corp.	704	13
Parkway Properties Inc.	727	12
Universal Health Realty Income Trust	276	12
Arlington Asset Investment Corp. Class A	457	12
New Mountain Finance Corp.	814	12
Maiden Holdings Ltd.	1,149	12
* Piper Jaffray Cos.	341	12
* PICO Holdings Inc.	536	12
Sandy Spring Bancorp Inc.	564	12
TrustCo Bank Corp. NY	2,160	12
Urstadt Biddle Properties Inc. Class A	569	12
Stewart Information Services Corp.	422	12
* United Community Banks Inc.	985	12
First Merchants Corp.	702	12
* Hanmi Financial Corp.	735	12
Community Trust Bancorp Inc.	326	11
* eHealth Inc.	464	11
Medley Capital Corp.	781	11
Kite Realty Group Trust	1,852	11
Flushing Financial Corp.	717	11
National Western Life Insurance Co. Class A	57	11
Lakeland Financial Corp.	404	11
Rouse Properties Inc.	549	11
Tompkins Financial Corp.	263	11
Summit Hotel Properties Inc.	1,101	11
Dime Community Bancshares Inc.	754	11

* First BanCorp	1,748	11
* Bancorp Inc.	743	11
Simmons First National Corp. Class A	414	11
State Bank Financial Corp.	684	11
Agree Realty Corp.	315	11
Cardinal Financial Corp.	685	10
New York Mortgage Trust Inc.	1,527	10
* Central Pacific Financial Corp.	559	10
FBL Financial Group Inc. Class A	249	10
Union First Market Bankshares Corp.	510	10
* Wilshire Bancorp Inc.	1,527	10
* ICG Group Inc.	894	10
Capital Southwest Corp.	72	10
Monmouth Real Estate Investment Corp. Class A	966	10
TICC Capital Corp.	1,004	10
* NetSpend Holdings Inc.	612	10
Sterling Bancorp	817	10
WSFS Financial Corp.	192	10
TowneBank	663	10
Rockville Financial Inc.	716	9
MCG Capital Corp.	1,885	9
1st Source Corp.	383	9
Cedar Realty Trust Inc.	1,552	9
First Financial Corp.	290	9
CyrusOne Inc.	405	9
Saul Centers Inc.	196	9
Washington Trust Bancorp Inc.	311	9
* Safeguard Scientifics Inc.	549	9
OneBeacon Insurance Group Ltd. Class A	607	9
* NewStar Financial Inc.	674	9
FXCM Inc. Class A	619	9
Western Asset Mortgage Capital Corp.	466	9
CoBiz Financial Inc.	937	8
Golub Capital BDC Inc.	458	8
Meadowbrook Insurance Group Inc.	997	8
Chatham Lodging Trust	430	8
Terreno Realty Corp.	414	8
Winthrop Realty Trust	629	8
Southside Bancshares Inc.	338	8
Federal Agricultural Mortgage Corp.	254	8
First Financial Holdings Inc.	357	8
GAMCO Investors Inc.	140	7
* Ameris Bancorp	452	7
* Tejon Ranch Co.	245	7
Heartland Financial USA Inc.	262	7
* Virginia Commerce Bancorp Inc.	507	7
Provident New York Bancorp	725	7
* HomeTrust Bancshares Inc.	398	6
StellarOne Corp.	412	6
First Interstate Bancsystem Inc.	322	6
Lakeland Bancorp Inc.	638	6
EverBank Financial Corp.	396	6
First Busey Corp.	1,402	6
Trico Bancshares	307	6
* Beneficial Mutual Bancorp Inc.	709	6
KCAP Financial Inc.	548	6
Solar Senior Capital Ltd.	317	6

Select Income REIT	214	6
Bank Mutual Corp.	999	6
Homeowners Choice Inc.	163	6
* Park Sterling Corp.	962	6
Centerstate Banks Inc.	650	6
State Auto Financial Corp.	304	6
Univest Corp. of Pennsylvania	309	6
United Financial Bancorp Inc.	362	6
Camden National Corp.	147	6
* Cowen Group Inc. Class A	1,778	5
First Connecticut Bancorp Inc.	385	5
Westwood Holdings Group Inc.	128	5
Bancfirst Corp.	126	5
Great Southern Bancorp Inc.	199	5
Medallion Financial Corp.	359	5
Enterprise Financial Services Corp.	349	5
German American Bancorp Inc.	243	5
MainSource Financial Group Inc.	381	5
Hudson Valley Holding Corp.	293	5
Financial Institutions Inc.	268	5
SY Bancorp Inc.	216	5
MVC Capital Inc.	406	5
Territorial Bancorp Inc.	222	5
One Liberty Properties Inc.	194	5
* Citizens Inc. Class A	839	5
* Metro Bancorp Inc.	259	5
First Community Bancshares Inc.	326	5
Manning & Napier Inc.	245	5
JAVELIN Mortgage Investment Corp.	313	5
Arrow Financial Corp.	195	5
* INTL. FCStone Inc.	268	5
* Southwest Bancorp Inc.	353	5
First of Long Island Corp.	150	5
Fidus Investment Corp.	246	5
* OmniAmerican Bancorp Inc.	210	5
GFI Group Inc.	1,144	5
* Phoenix Cos. Inc.	110	5
* Taylor Capital Group Inc.	277	5
Whitestone REIT	280	5
* American Safety Insurance Holdings Ltd.	189	5
Diamond Hill Investment Group Inc.	55	5
First Bancorp	312	4
THL Credit Inc.	290	4
* FBR & Co.	180	4
Bryn Mawr Bank Corp.	185	4
Northfield Bancorp Inc.	360	4
Marlin Business Services Corp.	176	4
Franklin Financial Corp.	225	4
* Walker & Dunlop Inc.	215	4
National Bankshares Inc.	119	4
* Global Indemnity plc	174	4
Citizens & Northern Corp.	201	4
Republic Bancorp Inc. Class A	164	4
Gladstone Commercial Corp.	197	4
First Defiance Financial Corp.	173	4
HomeStreet Inc.	166	4
Westfield Financial Inc.	499	4

West Bancorporation Inc.	322	4
Fox Chase Bancorp Inc.	222	4
Oppenheimer Holdings Inc. Class A	185	4
Pacific Continental Corp.	328	4
Bank of Marin Bancorp	94	4
Sierra Bancorp	266	4
* Gramercy Property Trust Inc.	806	4
Home Federal Bancorp Inc.	297	4
National Interstate Corp.	122	4
* Seacoast Banking Corp. of Florida	1,672	4
Heritage Financial Corp.	255	4
OceanFirst Financial Corp.	253	4
Baldwin & Lyons Inc.	147	3
Calamos Asset Management Inc. Class A	330	3
Peoples Bancorp Inc.	173	3
Washington Banking Co.	252	3
Gladstone Capital Corp.	407	3
* Ladenburg Thalmann Financial Services Inc.	2,157	3
CNB Financial Corp.	204	3
1st United Bancorp Inc.	527	3
Kansas City Life Insurance Co.	89	3
Center Bancorp Inc.	257	3
Penns Woods Bancorp Inc.	82	3
* SWS Group Inc.	549	3
* Capital Bank Financial Corp.	182	3
Nicholas Financial Inc.	217	3
BankFinancial Corp.	400	3
* First California Financial Group Inc.	369	3
Merchants Bancshares Inc.	110	3
Ames National Corp.	150	3
* Kearny Financial Corp.	311	3
NGP Capital Resources Co.	447	3
Gladstone Investment Corp.	416	3
* Preferred Bank	187	3
* Doral Financial Corp.	2,974	3
First Pactrust Bancorp Inc.	228	3
Bridge Bancorp Inc.	140	3
Bank of Kentucky Financial Corp.	115	3
First Bancorp Inc.	186	3
* Heritage Commerce Corp.	439	3
* Bridge Capital Holdings	189	3
* Hallmark Financial Services Inc.	315	3
UMH Properties Inc.	270	3
First Financial Northwest Inc.	286	3
Crawford & Co. Class B	417	3
Guaranty Bancorp	258	3
MidWestOne Financial Group Inc.	116	3
* Firsthand Technology Value Fund Inc.	140	3
C&F Financial Corp.	57	3
Thomas Properties Group Inc.	500	3
American National Bankshares Inc.	124	3
MidSouth Bancorp Inc.	180	3
* AV Homes Inc.	200	3
* Fidelity Southern Corp.	205	3
Resource America Inc. Class A	273	3
Donegal Group Inc. Class A	175	3
* Sun Bancorp Inc.	838	3

* GSV Capital Corp.	317	3
Mercantile Bank Corp.	152	3
* MetroCorp Bancshares Inc.	257	3
* Regional Management Corp.	106	3
National Bank Holdings Corp. Class A	137	2
Northrim BanCorp Inc.	111	2
Tree.com Inc.	125	2
Provident Financial Holdings Inc.	161	2
Bar Harbor Bankshares	68	2
* Harris & Harris Group Inc.	697	2
Peapack Gladstone Financial Corp.	159	2
* Asset Acceptance Capital Corp.	358	2
Consolidated-Tomoka Land Co.	66	2
ESB Financial Corp.	190	2
Heritage Financial Group Inc.	163	2
Universal Insurance Holdings Inc.	349	2
* Meridian Interstate Bancorp Inc.	129	2
Roma Financial Corp.	136	2
Eastern Insurance Holdings Inc.	125	2
Investors Title Co.	32	2
* Heritage Oaks Bancorp	387	2
Stellus Capital Investment Corp.	152	2
Ares Commercial Real Estate Corp.	136	2
WhiteHorse Finance Inc.	143	2
* Suffolk Bancorp	146	2
Peoples Federal Bancshares Inc.	121	2
* BSB Bancorp Inc.	161	2
* NASB Financial Inc.	89	2
Simplicity Bancorp Inc.	155	2
AmREIT Inc.	109	2
Farmers National Banc Corp.	344	2
* Home Bancorp Inc.	123	2
Middleburg Financial Corp.	113	2
ZAIS Financial Corp.	120	2
* Capital City Bank Group Inc.	188	2
JMP Group Inc.	312	2
Horizon Bancorp	109	2
Century Bancorp Inc. Class A	58	2
ESSA Bancorp Inc.	187	2
SI Financial Group Inc.	194	2
Asta Funding Inc.	221	2
Access National Corp.	153	2
EMC Insurance Group Inc.	70	2
TCP Capital Corp.	121	2
Independence Holding Co.	169	2
Charter Financial Corp.	187	2
Hingham Institution for Savings	29	2
Horizon Technology Finance Corp.	125	2
MicroFinancial Inc.	228	2
* FNB United Corp.	190	2
Cape Bancorp Inc.	171	2
* Waterstone Financial Inc.	201	2
Pzena Investment Management Inc. Class A	235	2
Clifton Savings Bancorp Inc.	133	2
Enterprise Bancorp Inc.	95	2
Gyrodyne Co. of America Inc.	21	2
Gain Capital Holdings Inc.	274	1

OFS Capital Corp.	127	1
* Pacific Mercantile Bancorp	261	1
* First Marblehead Corp.	1,152	1
* Cascade Bancorp	204	1
* Fortegra Financial Corp.	159	1
California First National Bancorp	67	1
* ConnectOne Bancorp Inc.	38	1
* Health Insurance Innovations Inc. Class A	95	1
* CIFC Corp.	70	1
Berkshire Bancorp Inc.	43	—
* First Federal Bancshares of Arkansas Inc.	34	—
* Crescent Financial Bancshares Inc.	27	—
		76,059
Health Care (12.2%)
Johnson & Johnson	65,776	5,537
Pfizer Inc.	169,882	4,626
Merck & Co. Inc.	72,795	3,400
* Gilead Sciences Inc.	36,251	1,975
Amgen Inc.	18,614	1,871
Bristol-Myers Squibb Co.	40,426	1,860
AbbVie Inc.	37,657	1,608
UnitedHealth Group Inc.	24,830	1,555
Abbott Laboratories	37,657	1,381
* Biogen Idec Inc.	5,734	1,362
Eli Lilly & Co.	24,524	1,304
Medtronic Inc.	24,824	1,266
* Celgene Corp.	9,990	1,235
* Express Scripts Holding Co.	19,278	1,198
Baxter International Inc.	13,178	927
Thermo Fisher Scientific Inc.	8,791	776
Covidien plc	11,543	734
Allergan Inc.	7,264	723
McKesson Corp.	5,634	641
WellPoint Inc.	7,271	560
Aetna Inc.	9,105	550
Stryker Corp.	7,432	493
Becton Dickinson and Co.	4,868	480
* Intuitive Surgical Inc.	956	476
Cigna Corp.	6,931	471
* Alexion Pharmaceuticals Inc.	4,617	450
* Regeneron Pharmaceuticals Inc.	1,854	448
* Vertex Pharmaceuticals Inc.	5,055	406
Cardinal Health Inc.	8,238	387
Agilent Technologies Inc.	8,284	377
* Actavis Inc.	3,035	374
* Cerner Corp.	3,458	340
* Life Technologies Corp.	4,266	316
Humana Inc.	3,899	315
Zimmer Holdings Inc.	4,007	315
AmerisourceBergen Corp. Class A	5,628	304
* Boston Scientific Corp.	32,495	300
St. Jude Medical Inc.	6,760	292
* DaVita HealthCare Partners Inc.	2,249	279
* Mylan Inc.	9,152	279
Perrigo Co.	2,239	260
* Forest Laboratories Inc.	6,382	254
* Catamaran Corp.	4,912	242

Quest Diagnostics Inc.	3,817	236
* Laboratory Corp. of America Holdings	2,330	232
* Illumina Inc.	2,977	209
* Henry Schein Inc.	2,169	209
CR Bard Inc.	2,023	209
* Waters Corp.	2,145	207
* CareFusion Corp.	5,375	198
* BioMarin Pharmaceutical Inc.	2,957	185
* Edwards Lifesciences Corp.	2,776	185
* Varian Medical Systems Inc.	2,700	181
* Onyx Pharmaceuticals Inc.	1,747	167
* Mettler-Toledo International Inc.	764	167
ResMed Inc.	3,465	166
HCA Holdings Inc.	4,020	157
Universal Health Services Inc. Class B	2,189	151
DENTSPLY International Inc.	3,464	145
* Hospira Inc.	3,951	137
* Hologic Inc.	6,485	135
Cooper Cos. Inc.	1,134	128
* Pharmacyclics Inc.	1,350	124
* Tenet Healthcare Corp.	2,490	118
Omnicare Inc.	2,537	117
* MEDNAX Inc.	1,189	110
* IDEXX Laboratories Inc.	1,322	109
Community Health Systems Inc.	2,213	107
* QIAGEN NV	5,664	106
* Covance Inc.	1,346	100
* Endo Health Solutions Inc.	2,658	96
* Sirona Dental Systems Inc.	1,350	96
* Salix Pharmaceuticals Ltd.	1,489	90
Patterson Cos. Inc.	2,302	90
* Alkermes plc	2,869	90
PerkinElmer Inc.	2,781	87
* Medivation Inc.	1,781	86
* Health Management Associates Inc. Class A	6,140	85
* Cubist Pharmaceuticals Inc.	1,486	82
Teleflex Inc.	1,015	80
* Ariad Pharmaceuticals Inc.	4,224	77
Warner Chilcott plc Class A	4,006	77
* Seattle Genetics Inc.	2,214	76
* United Therapeutics Corp.	1,135	75
Zoetis Inc.	2,298	74
* athenahealth Inc.	859	73
* HealthSouth Corp.	2,361	69
* Jazz Pharmaceuticals plc	993	68
* Brookdale Senior Living Inc. Class A	2,326	66
* PAREXEL International Corp.	1,428	65
* Health Net Inc.	1,989	63
STERIS Corp.	1,383	63
* Myriad Genetics Inc.	1,929	62
* Align Technology Inc.	1,724	62
* Centene Corp.	1,229	61
Techne Corp.	891	59
* LifePoint Hospitals Inc.	1,173	58
* Isis Pharmaceuticals Inc.	2,676	58
* Allscripts Healthcare Solutions Inc.	4,144	57
West Pharmaceutical Services Inc.	817	56

* VCA Antech Inc.	2,153	55
* Bio-Rad Laboratories Inc. Class A	479	54
* Cepheid Inc.	1,558	54
Hill-Rom Holdings Inc.	1,494	54
* Theravance Inc.	1,534	54
Owens & Minor Inc.	1,553	53
* WellCare Health Plans Inc.	1,015	53
* Aegerion Pharmaceuticals Inc.	724	53
* Incyte Corp. Ltd.	2,370	53
* HMS Holdings Corp.	2,064	51
* Charles River Laboratories International Inc.	1,185	51
* Alere Inc.	1,995	51
* Haemonetics Corp.	1,231	51
* Arena Pharmaceuticals Inc.	5,360	47
Questcor Pharmaceuticals Inc.	1,372	47
* ViroPharma Inc.	1,679	46
* Thoratec Corp.	1,415	44
* Alnylam Pharmaceuticals Inc.	1,433	44
* Medicines Co.	1,361	44
* Medidata Solutions Inc.	590	41
* Insulet Corp.	1,339	40
* Bruker Corp.	2,341	39
* DexCom Inc.	1,797	37
* MWI Veterinary Supply Inc.	305	37
Air Methods Corp.	973	36
* Magellan Health Services Inc.	655	36
* HeartWare International Inc.	389	36
* Vivus Inc.	2,388	35
* NPS Pharmaceuticals Inc.	2,224	35
* ImmunoGen Inc.	1,889	35
* Cyberonics Inc.	710	34
* Neogen Corp.	620	34
* Acorda Therapeutics Inc.	973	33
* Santarus Inc.	1,460	33
PDL BioPharma Inc.	3,730	31
* Molina Healthcare Inc.	805	30
* Amsurg Corp. Class A	836	30
Chemed Corp.	424	30
* Hanger Inc.	908	29
Masimo Corp.	1,332	29
* Nektar Therapeutics	3,021	29
* Impax Laboratories Inc.	1,475	28
* Wright Medical Group Inc.	1,057	26
Analogic Corp.	329	26
* Ironwood Pharmaceuticals Inc. Class A	1,951	26
Abaxis Inc.	589	26
* ArthroCare Corp.	750	25
* MedAssets Inc.	1,510	25
Meridian Bioscience Inc.	1,131	24
* Team Health Holdings Inc.	614	24
* Volcano Corp.	1,178	23
* Celldex Therapeutics Inc.	1,739	22
* Conceptus Inc.	716	22
* NuVasive Inc.	980	21
CONMED Corp.	628	21
* ICU Medical Inc.	283	20
* Acadia Healthcare Co. Inc.	595	20

* Exelixis Inc.	4,039	20
* Infinity Pharmaceuticals Inc.	722	19
* MannKind Corp.	2,902	19
* InterMune Inc.	1,896	19
* Akorn Inc.	1,289	19
* Neurocrine Biosciences Inc.	1,430	19
* Spectranetics Corp.	986	18
* IPC The Hospitalist Co. Inc.	378	18
* Luminex Corp.	945	18
* Achillion Pharmaceuticals Inc.	2,172	18
* Greatbatch Inc.	558	18
* Bio-Reference Labs Inc.	571	18
* AMN Healthcare Services Inc.	1,302	17
* Emeritus Corp.	677	17
* Kindred Healthcare Inc.	1,267	17
* Array BioPharma Inc.	2,861	17
Cantel Medical Corp.	488	17
* Integra LifeSciences Holdings Corp.	433	16
* Exact Sciences Corp.	1,459	16
* Optimer Pharmaceuticals Inc.	1,101	16
* Endologix Inc.	1,217	16
* Capital Senior Living Corp.	623	16
* NxStage Medical Inc.	1,171	16
Quality Systems Inc.	892	16
* ABIOMED Inc.	721	16
* Auxilium Pharmaceuticals Inc.	1,016	15
* Opko Health Inc.	2,287	15
* Quidel Corp.	621	15
Ensign Group Inc.	409	15
* Accretive Health Inc.	1,283	15
* BioScrip Inc.	1,043	15
* Halozyme Therapeutics Inc.	2,015	14
* Keryx Biopharmaceuticals Inc.	1,773	14
* Genomic Health Inc.	385	14
* Momenta Pharmaceuticals Inc.	1,043	14
* ExamWorks Group Inc.	732	14
* Omnicell Inc.	743	13
Computer Programs & Systems Inc.	267	13
* Dendreon Corp.	3,305	13
* Endocyte Inc.	956	13
* Cadence Pharmaceuticals Inc.	1,917	13
* Astex Pharmaceuticals	2,626	13
* Ligand Pharmaceuticals Inc. Class B	417	12
* Lexicon Pharmaceuticals Inc.	5,065	12
Landauer Inc.	227	12
* Orthofix International NV	428	12
* MAKO Surgical Corp.	954	12
* Pacira Pharmaceuticals Inc.	399	12
Invacare Corp.	753	12
National Healthcare Corp.	244	12
* Sequenom Inc.	2,740	11
* PharMerica Corp.	725	11
* Cerus Corp.	2,195	11
* Orexigen Therapeutics Inc.	1,774	11
Spectrum Pharmaceuticals Inc.	1,352	11
* Dynavax Technologies Corp.	4,246	11
* AVANIR Pharmaceuticals Inc.	3,331	11

* Repros Therapeutics Inc.	632	11
* Antares Pharma Inc.	2,633	11
* Natus Medical Inc.	742	10
* Idenix Pharmaceuticals Inc.	2,186	10
* Fluidigm Corp.	604	10
* Vanguard Health Systems Inc.	766	10
* Accuray Inc.	1,888	10
* Raptor Pharmaceutical Corp.	1,328	10
* AMAG Pharmaceuticals Inc.	543	10
* Synageva BioPharma Corp.	243	10
* HealthStream Inc.	371	10
* Merit Medical Systems Inc.	1,001	10
* Clovis Oncology Inc.	266	10
* Amedisys Inc.	772	10
* Rigel Pharmaceuticals Inc.	2,047	9
* Emergent Biosolutions Inc.	648	9
* Sangamo Biosciences Inc.	1,135	9
Universal American Corp.	963	9
* LHC Group Inc.	387	9
* Symmetry Medical Inc.	909	8
* Healthways Inc.	621	8
* Depomed Inc.	1,428	8
* Triple-S Management Corp. Class B	363	8
* Cardiovascular Systems Inc.	363	7
* Cambrex Corp.	542	7
Hi-Tech Pharmacal Co. Inc.	230	7
Select Medical Holdings Corp.	910	7
US Physical Therapy Inc.	254	7
* Tornier NV	431	7
* Providence Service Corp.	258	7
* Cynosure Inc. Class A	266	7
* Staar Surgical Co.	741	7
* Unilife Corp.	1,938	6
Atrion Corp.	29	6
* Synta Pharmaceuticals Corp.	859	6
* OraSure Technologies Inc.	1,422	6
* Quintiles Transnational Holdings Inc.	141	6
* Corvel Corp.	118	6
* XOMA Corp.	1,410	6
* Furiex Pharmaceuticals Inc.	160	6
* Gentiva Health Services Inc.	544	6
* Dyax Corp.	1,825	6
* Curis Inc.	1,515	6
* Navidea Biopharmaceuticals Inc.	2,305	6
* NewLink Genetics Corp.	339	6
* Vical Inc.	1,522	5
* SurModics Inc.	222	5
* Immunomedics Inc.	1,317	5
* AngioDynamics Inc.	457	5
* Palomar Medical Technologies Inc.	355	5
* Affymetrix Inc.	1,242	5
* Threshold Pharmaceuticals Inc.	810	5
* Sciclone Pharmaceuticals Inc.	962	5
* Novavax Inc.	2,294	4
* XenoPort Inc.	788	4
* RTI Biologics Inc.	1,058	4
* Synergy Pharmaceuticals Inc.	840	4

* Vascular Solutions Inc.	281	4
* Repligen Corp.	503	4
* Chindex International Inc.	254	4
* Five Star Quality Care Inc.	782	4
* Osiris Therapeutics Inc.	339	4
* Assisted Living Concepts Inc. Class A	313	4
* TESARO Inc.	107	4
* Vanda Pharmaceuticals Inc.	400	4
* PhotoMedex Inc.	212	3
* Merge Healthcare Inc.	1,030	3
* Trius Therapeutics Inc.	435	3
* Coronado Biosciences Inc.	334	3
* Lannett Co. Inc.	282	3
* Sunesis Pharmaceuticals Inc.	591	3
* SIGA Technologies Inc.	840	3
CryoLife Inc.	506	3
* Exactech Inc.	172	3
* AtriCure Inc.	345	3
* Arqule Inc.	1,150	3
* Progenics Pharmaceuticals Inc.	778	3
* OncoGenex Pharmaceutical Inc.	298	3
* Anika Therapeutics Inc.	205	3
* Intercept Pharmaceuticals Inc.	90	3
* Rochester Medical Corp.	206	3
* Sagent Pharmaceuticals Inc.	160	3
Utah Medical Products Inc.	61	3
* ZIOPHARM Oncology Inc.	1,286	3
* Ampio Pharmaceuticals Inc.	491	3
* Pozen Inc.	522	3
* AVEO Pharmaceuticals Inc.	1,059	3
* Cytori Therapeutics Inc.	1,062	3
* Globus Medical Inc.	178	3
* Geron Corp.	2,300	3
Almost Family Inc.	126	3
* Derma Sciences Inc.	184	2
* Omeros Corp.	455	2
* Solta Medical Inc.	1,120	2
* GTx Inc.	401	2
* Sucampo Pharmaceuticals Inc. Class A	273	2
* National Research Corp. Class A	141	2
Enzon Pharmaceuticals Inc.	747	2
* Corcept Therapeutics Inc.	1,245	2
* Targacept Inc.	399	2
* ImmunoCellular Therapeutics Ltd.	918	2
* Regulus Therapeutics Inc.	245	2
Pain Therapeutics Inc.	812	2
* Cross Country Healthcare Inc.	416	2
* Skilled Healthcare Group Inc.	302	2
* Greenway Medical Technologies	177	2
* Biotime Inc.	446	2
* Oncothyreon Inc.	1,125	2
* Cornerstone Therapeutics Inc.	238	2
* KYTHERA Biopharmaceuticals Inc.	96	2
* Vocera Communications Inc.	139	2
* Harvard Bioscience Inc.	388	2
* BioDelivery Sciences International Inc.	441	2
* Alphatec Holdings Inc.	927	2

* Agenus Inc.	444	2
* Amicus Therapeutics Inc.	526	2
* Affymax Inc.	846	2
* Verastem Inc.	179	2
* Cumberland Pharmaceuticals Inc.	341	2
* Discovery Laboratories Inc.	923	2
* Merrimack Pharmaceuticals Inc.	295	2
* ChemoCentryx Inc.	119	2
* Durata Therapeutics Inc.	215	2
* Hansen Medical Inc.	916	2
* Codexis Inc.	678	2
* Rockwell Medical Inc.	370	2
* BioCryst Pharmaceuticals Inc.	871	2
* Zogenix Inc.	934	1
* Anacor Pharmaceuticals Inc.	246	1
* Zeltiq Aesthetics Inc.	256	1
* Horizon Pharma Inc.	532	1
* Pacific Biosciences of California Inc.	449	1
* Biospecifics Technologies Corp.	74	1
* PDI Inc.	251	1
* KaloBios Pharmaceuticals Inc.	187	1
* LipoScience Inc.	130	1
* Hyperion Therapeutics Inc.	42	1
* EnteroMedics Inc.	632	1
Maxygen Inc.	351	1
* National Research Corp. Class B	23	1
* Pernix Therapeutics Holdings	148	1
* Transcept Pharmaceuticals Inc.	123	—
* Ventrus Biosciences Inc.	128	—
* BG Medicine Inc.	152	—
* Cempra Inc.	32	—
* Supernus Pharmaceuticals Inc.	35	—
* Acura Pharmaceuticals Inc.	51	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		52,989
Industrials (11.2%)
General Electric Co.	253,758	5,918
United Technologies Corp.	21,812	2,070
3M Co.	16,607	1,831
Boeing Co.	17,928	1,775
Union Pacific Corp.	11,398	1,762
United Parcel Service Inc. Class B	17,338	1,489
Honeywell International Inc.	18,649	1,463
Caterpillar Inc.	15,617	1,340
Emerson Electric Co.	17,558	1,009
Danaher Corp.	13,894	859
Deere & Co.	9,520	829
Precision Castparts Corp.	3,478	744
Eaton Corp. plc	11,032	729
FedEx Corp.	7,548	727
Illinois Tool Works Inc.	9,638	676
Lockheed Martin Corp.	6,240	660
CSX Corp.	24,871	627
Norfolk Southern Corp.	7,797	597
General Dynamics Corp.	7,604	586
Cummins Inc.	4,608	551
Raytheon Co.	7,994	533

Northrop Grumman Corp.	5,708	470
Waste Management Inc.	11,134	467
PACCAR Inc.	8,583	460
Ingersoll-Rand plc	7,155	412
Tyco International Ltd.	11,022	373
Fastenal Co.	7,055	368
* Delta Air Lines Inc.	20,242	365
Parker Hannifin Corp.	3,603	359
WW Grainger Inc.	1,392	358
Dover Corp.	4,108	321
Stanley Black & Decker Inc.	3,830	303
Rockwell Automation Inc.	3,412	300
Pentair Ltd.	5,030	293
Kansas City Southern	2,631	291
Roper Industries Inc.	2,332	290
* United Continental Holdings Inc.	7,962	258
Fluor Corp.	4,056	256
AMETEK Inc.	5,789	250
Republic Services Inc. Class A	7,277	248
Southwest Airlines Co.	17,479	248
* Stericycle Inc.	2,048	225
CH Robinson Worldwide Inc.	3,914	222
ADT Corp.	5,301	215
Rockwell Collins Inc.	3,291	213
* Verisk Analytics Inc. Class A	3,543	208
Expeditors International of Washington Inc.	5,133	200
Flowserve Corp.	1,164	196
Pall Corp.	2,799	191
L-3 Communications Holdings Inc.	2,185	186
Textron Inc.	6,781	183
Masco Corp.	8,632	181
TransDigm Group Inc.	1,238	181
* Jacobs Engineering Group Inc.	3,135	179
Equifax Inc.	2,917	178
Fortune Brands Home & Security Inc.	3,888	164
Chicago Bridge & Iron Co. NV	2,570	163
JB Hunt Transport Services Inc.	2,186	161
* Hertz Global Holdings Inc.	5,890	152
* B/E Aerospace Inc.	2,390	152
Hubbell Inc. Class B	1,450	146
Iron Mountain Inc.	4,055	145
* Quanta Services Inc.	5,096	145
Joy Global Inc.	2,586	140
Donaldson Co. Inc.	3,512	132
KBR Inc.	3,606	130
AGCO Corp.	2,312	128
Wabtec Corp.	1,161	128
Snap-on Inc.	1,400	128
* IHS Inc. Class A	1,207	127
* Owens Corning	2,901	127
* United Rentals Inc.	2,229	127
Xylem Inc.	4,382	123
Lincoln Electric Holdings Inc.	2,035	122
Timken Co.	2,113	120
Waste Connections Inc.	2,965	119
Robert Half International Inc.	3,379	117
* WABCO Holdings Inc.	1,556	117

Cintas Corp.	2,526	115
Towers Watson & Co. Class A	1,462	114
IDEX Corp.	2,024	111
Manpowergroup Inc.	1,932	111
Nordson Corp.	1,552	111
Avery Dennison Corp.	2,497	109
Copa Holdings SA Class A	806	106
* Kirby Corp.	1,353	106
Nielsen Holdings NV	2,932	99
Carlisle Cos. Inc.	1,507	99
* Terex Corp.	2,721	98
* Alaska Air Group Inc.	1,716	98
* Genesee & Wyoming Inc. Class A	1,084	97
Graco Inc.	1,489	96
Triumph Group Inc.	1,215	94
Dun & Bradstreet Corp.	954	94
Gardner Denver Inc.	1,224	92
MSC Industrial Direct Co. Inc. Class A	1,115	92
SPX Corp.	1,156	91
URS Corp.	1,874	91
* Oshkosh Corp.	2,258	90
Valmont Industries Inc.	579	88
Babcock & Wilcox Co.	2,947	87
* Copart Inc.	2,506	86
* Avis Budget Group Inc.	2,479	82
Trinity Industries Inc.	1,999	82
* Hexcel Corp.	2,344	82
Kennametal Inc.	1,861	81
* AECOM Technology Corp.	2,472	76
Lennox International Inc.	1,182	76
Ryder System Inc.	1,196	75
* WESCO International Inc.	1,012	75
Acuity Brands Inc.	985	74
* Old Dominion Freight Line Inc.	1,708	74
AO Smith Corp.	1,852	73
* Middleby Corp.	440	72
* Clean Harbors Inc.	1,248	71
* Chart Industries Inc.	716	70
Crane Co.	1,153	69
Toro Co.	1,422	68
* US Airways Group Inc.	3,838	67
* Teledyne Technologies Inc.	862	67
ITT Corp.	2,185	66
Manitowoc Co. Inc.	3,134	66
Regal-Beloit Corp.	969	65
Woodward Inc.	1,659	65
Huntington Ingalls Industries Inc.	1,170	65
CLARCOR Inc.	1,188	64
HEICO Corp.	1,265	64
EMCOR Group Inc.	1,575	63
Alliant Techsystems Inc.	791	62
* Navistar International Corp.	1,724	62
* Spirit Aerosystems Holdings Inc. Class A	2,839	61
Watsco Inc.	703	61
Actuant Corp. Class A	1,751	60
Landstar System Inc.	1,124	59
Pitney Bowes Inc.	4,032	59

RR Donnelley & Sons Co.	4,459	59
Belden Inc.	1,100	59
* EnerSys Inc.	1,162	58
* Colfax Corp.	1,132	56
GATX Corp.	1,119	56
Exelis Inc.	4,551	55
* Moog Inc. Class A	1,099	55
* Esterline Technologies Corp.	736	54
Covanta Holding Corp.	2,628	54
Con-way Inc.	1,387	53
Corporate Executive Board Co.	840	51
Applied Industrial Technologies Inc.	1,053	51
* USG Corp.	1,820	50
* Beacon Roofing Supply Inc.	1,192	49
Deluxe Corp.	1,247	47
Air Lease Corp. Class A	1,665	47
Harsco Corp.	1,990	47
* Advisory Board Co.	865	46
* General Cable Corp.	1,277	45
* MasTec Inc.	1,410	45
* Tetra Tech Inc.	1,607	44
Curtiss-Wright Corp.	1,215	44
* Polypore International Inc.	1,156	43
HNI Corp.	1,182	43
Herman Miller Inc.	1,519	43
UTi Worldwide Inc.	2,677	42
Rollins Inc.	1,646	42
* FTI Consulting Inc.	1,084	41
* DigitalGlobe Inc.	1,362	41
Brady Corp. Class A	1,256	41
Healthcare Services Group Inc.	1,749	40
Franklin Electric Co. Inc.	1,123	38
* JetBlue Airways Corp.	5,994	37
AMERCO	215	37
Barnes Group Inc.	1,216	37
* Swift Transportation Co.	2,082	35
Allegiant Travel Co. Class A	374	35
* Mobile Mini Inc.	996	34
ABM Industries Inc.	1,383	33
Titan International Inc.	1,404	33
UniFirst Corp.	329	31
United Stationers Inc.	902	31
Mine Safety Appliances Co.	618	31
Watts Water Technologies Inc. Class A	633	30
* Hub Group Inc. Class A	824	30
* On Assignment Inc.	1,147	30
Werner Enterprises Inc.	1,171	29
Mueller Water Products Inc. Class A	3,753	29
Mueller Industries Inc.	523	28
Raven Industries Inc.	938	28
* Spirit Airlines Inc.	928	28
Steelcase Inc. Class A	2,037	28
Brink's Co.	1,049	28
TAL International Group Inc.	662	28
* Atlas Air Worldwide Holdings Inc.	597	28
Acacia Research Corp.	1,106	28
AZZ Inc.	662	27

* GrafTech International Ltd.	3,272	27
CNH Global NV	627	27
Forward Air Corp.	697	27
Granite Construction Inc.	855	26
Simpson Manufacturing Co. Inc.	900	26
Interface Inc. Class A	1,548	26
Briggs & Stratton Corp.	1,106	26
* Armstrong World Industries Inc.	483	25
* Aegion Corp. Class A	1,095	25
* Huron Consulting Group Inc.	550	25
Kaman Corp.	724	25
* II-VI Inc.	1,449	24
Lindsay Corp.	290	24
* Orbital Sciences Corp.	1,288	23
* RBC Bearings Inc.	478	23
Matson Inc.	911	23
ESCO Technologies Inc.	706	23
* EnPro Industries Inc.	449	23
* Trimas Corp.	695	22
* TrueBlue Inc.	918	22
Knight Transportation Inc.	1,260	22
Generac Holdings Inc.	528	21
Aircastle Ltd.	1,307	21
G&K Services Inc. Class A	425	21
Tennant Co.	414	20
CIRCOR International Inc.	395	20
Albany International Corp.	627	20
Kaydon Corp.	715	19
* Trex Co. Inc.	347	19
* Rush Enterprises Inc. Class A	748	19
* GenCorp Inc.	1,386	19
* Saia Inc.	393	19
AAON Inc.	564	19
McGrath RentCorp	562	19
* Korn/Ferry International	1,056	18
AAR Corp.	905	18
* Dycom Industries Inc.	776	18
* ACCO Brands Corp.	2,455	18
Exponent Inc.	311	17
Apogee Enterprises Inc.	651	17
Universal Forest Products Inc.	439	17
Cubic Corp.	364	17
* Meritor Inc.	2,352	17
Altra Holdings Inc.	587	17
Knoll Inc.	1,072	17
SkyWest Inc.	1,180	17
* Navigant Consulting Inc.	1,233	16
Astec Industries Inc.	456	16
KAR Auction Services Inc.	685	16
Sun Hydraulics Corp.	495	16
Heartland Express Inc.	1,110	16
Insperity Inc.	527	16
Hyster-Yale Materials Handling Inc.	256	16
* Team Inc.	436	16
* Wabash National Corp.	1,497	16
* Republic Airways Holdings Inc.	1,460	16
Quanex Building Products Corp.	830	15

Standex International Corp.	290	15
* MRC Global Inc.	521	15
* Tutor Perini Corp.	784	15
* Blount International Inc.	1,081	15
* ICF International Inc.	476	14
H&E Equipment Services Inc.	640	14
John Bean Technologies Corp.	658	14
Primoris Services Corp.	663	14
Encore Wire Corp.	402	14
Quad/Graphics Inc.	582	14
* Rexnord Corp.	679	14
* Nortek Inc.	187	13
* Greenbrier Cos. Inc.	561	13
* Federal Signal Corp.	1,465	13
* SolarCity Corp.	283	13
Comfort Systems USA Inc.	910	13
American Science & Engineering Inc.	207	12
Griffon Corp.	1,048	12
US Ecology Inc.	439	12
* DXP Enterprises Inc.	203	12
Textainer Group Holdings Ltd.	316	12
* Gibraltar Industries Inc.	715	12
Viad Corp.	469	12
Ennis Inc.	652	11
* Engility Holdings Inc.	433	11
Great Lakes Dredge & Dock Corp.	1,329	11
Gorman-Rupp Co.	364	11
* Astronics Corp.	292	10
Kforce Inc.	695	10
* Columbus McKinnon Corp.	486	10
* Layne Christensen Co.	474	10
Resources Connection Inc.	918	10
LB Foster Co. Class A	224	10
* MYR Group Inc.	484	10
Arkansas Best Corp.	504	10
Celadon Group Inc.	489	10
* American Woodmark Corp.	255	9
* Ply Gem Holdings Inc.	400	9
* Taser International Inc.	971	9
* Standard Parking Corp.	408	9
Kelly Services Inc. Class A	501	9
* Aerovironment Inc.	436	9
* Roadrunner Transportation Systems Inc.	309	9
Kimball International Inc. Class B	873	9
* InnerWorkings Inc.	780	8
Insteel Industries Inc.	470	8
* Titan Machinery Inc.	399	8
* EnerNOC Inc.	606	8
* Powell Industries Inc.	169	8
Barrett Business Services Inc.	130	8
* Thermon Group Holdings Inc.	383	8
* CAI International Inc.	283	7
Multi-Color Corp.	246	7
National Presto Industries Inc.	90	7
* Pendrell Corp.	2,795	7
* KEYW Holding Corp.	465	7
Marten Transport Ltd.	284	7

* Hawaiian Holdings Inc.	1,101	7
* ExOne Co.	131	7
Kadant Inc.	217	7
* GP Strategies Corp.	258	6
American Railcar Industries Inc.	186	6
* Mistras Group Inc.	294	6
* Capstone Turbine Corp.	5,375	6
* RPX Corp.	402	6
Aceto Corp.	478	6
Alamo Group Inc.	142	6
* Consolidated Graphics Inc.	129	6
* Orion Marine Group Inc.	489	6
* Park-Ohio Holdings Corp.	152	6
* Air Transport Services Group Inc.	930	6
* XPO Logistics Inc.	326	5
Graham Corp.	192	5
Douglas Dynamics Inc.	383	5
* Echo Global Logistics Inc.	296	5
Global Power Equipment Group Inc.	330	5
* Wesco Aircraft Holdings Inc.	298	5
* Proto Labs Inc.	94	5
* Builders FirstSource Inc.	754	5
Heidrick & Struggles International Inc.	348	5
* NCI Building Systems Inc.	339	5
* Lydall Inc.	332	5
* Accuride Corp.	913	5
* Furmanite Corp.	697	5
* Northwest Pipe Co.	162	4
* Kratos Defense & Security Solutions Inc.	762	4
Twin Disc Inc.	171	4
FreightCar America Inc.	234	4
Met-Pro Corp.	314	4
* FuelCell Energy Inc.	3,275	4
* CBIZ Inc.	622	4
Houston Wire & Cable Co.	294	4
* Quality Distribution Inc.	452	4
* Flow International Corp.	1,015	4
* Odyssey Marine Exploration Inc.	1,228	4
TMS International Corp. Class A	265	4
Pike Electric Corp.	322	4
* PGT Inc.	470	4
* Franklin Covey Co.	281	4
Miller Industries Inc.	231	4
* Pacer International Inc.	614	4
Michael Baker Corp.	142	4
Preformed Line Products Co.	52	4
* Commercial Vehicle Group Inc.	456	4
Dynamic Materials Corp.	220	4
* WageWorks Inc.	121	4
* Patriot Transportation Holding Inc.	120	3
* Hurco Cos. Inc.	121	3
* CRA International Inc.	193	3
CDI Corp.	253	3
* NN Inc.	359	3
* Universal Truckload Services Inc.	129	3
* Sterling Construction Co. Inc.	318	3
Coleman Cable Inc.	174	3

Ampco-Pittsburgh Corp.	174	3
* LMI Aerospace Inc.	168	3
LSI Industries Inc.	388	3
* Casella Waste Systems Inc. Class A	764	3
Argan Inc.	184	3
* PMFG Inc.	437	3
VSE Corp.	82	3
* Energy Recovery Inc.	669	3
Hardinge Inc.	212	3
* Ameresco Inc. Class A	317	3
Acorn Energy Inc.	287	3
* American Superconductor Corp.	903	2
* Heritage-Crystal Clean Inc.	153	2
* Performant Financial Corp.	208	2
Schawk Inc. Class A	187	2
* AT Cross Co. Class A	155	2
* ARC Document Solutions Inc.	547	2
Ceco Environmental Corp.	171	2
Eastern Co.	135	2
* API Technologies Corp.	715	2
Courier Corp.	143	2
* Swisher Hygiene Inc.	1,860	2
* Edgen Group Inc.	285	2
* Cenveo Inc.	850	2
* Patrick Industries Inc.	95	2
* Rand Logistics Inc.	329	2
International Shipholding Corp.	98	2
* Vicor Corp.	324	2
NL Industries Inc.	145	2
* Willis Lease Finance Corp.	122	2
* CPI Aerostructures Inc.	155	2
* Hudson Global Inc.	623	1
* Hill International Inc.	459	1
* TRC Cos. Inc.	225	1
Omega Flex Inc.	94	1
Intersections Inc.	137	1
* BlueLinx Holdings Inc.	440	1
* Genco Shipping & Trading Ltd.	674	1
* Metalico Inc.	735	1
* Dolan Co.	528	1
* Astronics Corp. Class B	20	1
* Enphase Energy Inc.	78	1
SIFCO Industries Inc.	25	—
Sypris Solutions Inc.	103	—
Compx International Inc.	7	—
		48,411
Information Technology (17.3%)
Apple Inc.	22,395	10,071
Microsoft Corp.	180,276	6,288
International Business Machines Corp.	26,107	5,431
* Google Inc. Class A	6,200	5,397
Cisco Systems Inc.	128,209	3,087
Intel Corp.	120,409	2,924
Oracle Corp.	86,586	2,923
QUALCOMM Inc.	41,029	2,605
Visa Inc. Class A	12,507	2,228
* eBay Inc.	27,721	1,500

Mastercard Inc. Class A	2,596	1,480
Accenture plc Class A	15,410	1,265
* EMC Corp.	50,254	1,244
Hewlett-Packard Co.	47,325	1,156
Texas Instruments Inc.	27,389	983
Automatic Data Processing Inc.	11,706	804
* Yahoo! Inc.	26,358	693
* Salesforce.com Inc.	14,020	593
Corning Inc.	36,322	558
* Adobe Systems Inc.	11,896	510
Broadcom Corp. Class A	13,235	475
* Cognizant Technology Solutions Corp. Class A	7,322	473
Dell Inc.	35,436	473
Applied Materials Inc.	28,871	439
Intuit Inc.	7,081	414
* Symantec Corp.	17,381	389
Motorola Solutions Inc.	6,573	381
* SanDisk Corp.	5,813	343
Western Digital Corp.	5,297	335
Analog Devices Inc.	7,120	327
* NetApp Inc.	8,671	325
Amphenol Corp. Class A	3,872	302
Paychex Inc.	7,753	289
* Citrix Systems Inc.	4,454	287
* Fiserv Inc.	3,265	285
* Micron Technology Inc.	23,747	277
Fidelity National Information Services Inc.	6,015	270
Xerox Corp.	30,488	268
* LinkedIn Corp. Class A	1,565	262
Xilinx Inc.	6,337	258
Altera Corp.	7,741	257
* Facebook Inc. Class A	10,092	246
* Equinix Inc.	1,153	234
CA Inc.	8,532	233
KLA-Tencor Corp.	4,029	227
* Teradata Corp.	4,058	226
* Juniper Networks Inc.	12,749	226
Western Union Co.	13,766	226
* Red Hat Inc.	4,629	223
Avago Technologies Ltd. Class A	5,890	222
* Alliance Data Systems Corp.	1,214	215
* Autodesk Inc.	5,577	210
Linear Technology Corp.	5,553	208
Maxim Integrated Products Inc.	7,037	208
NVIDIA Corp.	13,841	201
* Akamai Technologies Inc.	4,326	200
* Lam Research Corp.	3,929	184
* VeriSign Inc.	3,826	180
* Cree Inc.	2,822	176
Microchip Technology Inc.	4,698	171
* Trimble Navigation Ltd.	6,070	169
* ANSYS Inc.	2,262	169
Computer Sciences Corp.	3,772	168
* Electronic Arts Inc.	7,171	165
* F5 Networks Inc.	1,902	158
* BMC Software Inc.	3,484	158
* VMware Inc. Class A	2,149	153

Activision Blizzard Inc.	10,327	149
Amdocs Ltd.	4,120	147
* Synopsys Inc.	3,772	138
Harris Corp.	2,697	135
* NCR Corp.	3,829	128
* Gartner Inc.	2,231	126
* Avnet Inc.	3,320	113
* Skyworks Solutions Inc.	4,613	110
* Nuance Communications Inc.	5,791	110
FactSet Research Systems Inc.	1,091	107
Marvell Technology Group Ltd.	9,678	105
* FleetCor Technologies Inc.	1,188	103
* LSI Corp.	13,926	103
* Arrow Electronics Inc.	2,568	102
* Cadence Design Systems Inc.	6,718	102
SAIC Inc.	6,912	100
Jack Henry & Associates Inc.	2,127	100
Molex Inc.	3,371	99
* 3D Systems Corp.	2,036	99
* Rackspace Hosting Inc.	2,578	97
* Informatica Corp.	2,655	97
* ON Semiconductor Corp.	11,171	96
IAC/InterActiveCorp	1,930	94
Solera Holdings Inc.	1,699	93
Global Payments Inc.	1,935	93
Total System Services Inc.	3,945	93
Jabil Circuit Inc.	4,567	92
* TIBCO Software Inc.	4,094	87
FLIR Systems Inc.	3,527	86
* Concur Technologies Inc.	1,061	86
* MICROS Systems Inc.	1,981	84
* Atmel Corp.	10,371	82
* First Solar Inc.	1,454	79
Broadridge Financial Solutions Inc.	2,911	79
* Teradyne Inc.	4,364	78
* CommVault Systems Inc.	1,113	78
* Ultimate Software Group Inc.	694	77
* NeuStar Inc. Class A	1,563	76
* CoStar Group Inc.	666	74
* JDS Uniphase Corp.	5,379	73
* PTC Inc.	2,805	70
* NetSuite Inc.	790	69
* Ingram Micro Inc.	3,574	68
Lender Processing Services Inc.	2,044	68
* Aspen Technology Inc.	2,198	67
* WEX Inc.	907	67
* ViaSat Inc.	935	66
FEI Co.	905	65
* Rovi Corp.	2,521	65
* SolarWinds Inc.	1,543	65
* QLIK Technologies Inc.	2,080	64
* Stratasys Ltd.	748	63
National Instruments Corp.	2,204	63
AOL Inc.	1,800	62
* CoreLogic Inc.	2,334	61
* VeriFone Systems Inc.	2,590	60
* Riverbed Technology Inc.	3,864	60

* Brocade Communications Systems Inc.	10,985	60
MAXIMUS Inc.	797	59
* Fortinet Inc.	3,048	59
Genpact Ltd.	3,028	59
* Semtech Corp.	1,586	58
* Compuware Corp.	5,147	58
* Advanced Micro Devices Inc.	14,434	58
* Zebra Technologies Corp.	1,239	57
DST Systems Inc.	798	54
* Anixter International Inc.	694	53
* Tyler Technologies Inc.	755	52
Diebold Inc.	1,555	50
Lexmark International Inc. Class A	1,635	50
Convergys Corp.	2,727	50
* Polycom Inc.	4,370	50
Plantronics Inc.	1,070	49
Cognex Corp.	1,092	49
* Vishay Intertechnology Inc.	3,367	49
* MEMC Electronic Materials Inc.	6,013	49
* Microsemi Corp.	2,206	48
* ValueClick Inc.	1,827	48
InterDigital Inc.	1,034	48
* Tech Data Corp.	947	47
* Silicon Laboratories Inc.	1,070	46
IPG Photonics Corp.	775	46
* Fairchild Semiconductor International Inc. Class A	3,163	46
* ACI Worldwide Inc.	985	46
Mentor Graphics Corp.	2,397	46
* Acxiom Corp.	1,982	44
Fair Isaac Corp.	883	43
* Ciena Corp.	2,561	43
* Hittite Microwave Corp.	780	42
* ARRIS Group Inc.	2,792	42
Dolby Laboratories Inc. Class A	1,206	42
* Workday Inc. Class A	657	42
j2 Global Inc.	1,030	42
* TiVo Inc.	3,235	42
* Itron Inc.	996	42
* Sourcefire Inc.	747	42
* Sapient Corp.	3,244	42
* Cavium Inc.	1,273	42
Littelfuse Inc.	558	41
* EchoStar Corp. Class A	1,011	40
* RF Micro Devices Inc.	7,216	40
* International Rectifier Corp.	1,798	40
* Aruba Networks Inc.	2,636	39
Cypress Semiconductor Corp.	3,497	39
* WebMD Health Corp.	1,319	39
MKS Instruments Inc.	1,367	38
* Veeco Instruments Inc.	882	37
ASML Holding NV	460	37
* OpenTable Inc.	560	37
* Manhattan Associates Inc.	487	37
Blackbaud Inc.	1,186	36
* Progress Software Corp.	1,526	36
* Cornerstone OnDemand Inc.	882	36
* VistaPrint NV	776	36

* Euronet Worldwide Inc.	1,144	35
* Take-Two Interactive Software Inc.	2,067	34
* NETGEAR Inc.	1,003	33
* Cardtronics Inc.	1,167	33
* CACI International Inc. Class A	510	33
ADTRAN Inc.	1,414	33
* Infinera Corp.	3,078	32
* Integrated Device Technology Inc.	3,781	32
* Entegris Inc.	3,066	32
* Synaptics Inc.	765	32
Power Integrations Inc.	734	31
* Electronics for Imaging Inc.	1,112	31
* Cirrus Logic Inc.	1,690	31
* Verint Systems Inc.	917	31
* Dealertrack Technologies Inc.	943	30
Coherent Inc.	529	30
* Benchmark Electronics Inc.	1,549	30
* Universal Display Corp.	1,013	30
* Sanmina Corp.	2,203	30
* SYNNEX Corp.	724	29
Tessera Technologies Inc.	1,386	29
Heartland Payment Systems Inc.	877	28
* PMC - Sierra Inc.	4,668	28
* Plexus Corp.	955	28
Intersil Corp. Class A	3,397	28
NIC Inc.	1,652	28
Syntel Inc.	413	26
* Liquidity Services Inc.	658	26
* TriQuint Semiconductor Inc.	3,725	26
* Finisar Corp.	1,998	26
* OSI Systems Inc.	450	26
* Ultratech Inc.	701	26
* Netscout Systems Inc.	1,018	25
* SS&C Technologies Holdings Inc.	760	24
* Vantiv Inc. Class A	876	23
* Advent Software Inc.	700	23
* Bottomline Technologies de Inc.	830	23
* Fusion-io Inc.	1,527	22
* SunPower Corp. Class A	1,144	22
* VirnetX Holding Corp.	921	22
* OmniVision Technologies Inc.	1,161	21
MTS Systems Corp.	355	21
* Websense Inc.	845	21
* Angie's List Inc.	841	20
* Harmonic Inc.	3,227	20
* Unisys Corp.	939	19
* Digital River Inc.	1,105	19
* Rambus Inc.	2,435	19
Monotype Imaging Holdings Inc.	843	19
* PROS Holdings Inc.	659	19
* QLogic Corp.	1,950	19
* Synchronoss Technologies Inc.	599	19
* Insight Enterprises Inc.	975	19
* ScanSource Inc.	585	19
* Guidewire Software Inc.	456	19
* Cabot Microelectronics Corp.	522	19
* BroadSoft Inc.	659	18

* Diodes Inc.	771	18
* ATMI Inc.	732	17
* Web.com Group Inc.	826	17
* Blucora Inc.	949	17
* Rofin-Sinar Technologies Inc.	642	17
* Freescale Semiconductor Ltd.	1,076	17
* CSG Systems International Inc.	784	17
* Rogers Corp.	366	17
Monolithic Power Systems Inc.	689	17
* Splunk Inc.	354	17
* Ellie Mae Inc.	736	16
* MicroStrategy Inc. Class A	179	16
* Interactive Intelligence Group Inc.	325	16
Tellabs Inc.	7,789	16
* comScore Inc.	809	16
* SPS Commerce Inc.	296	16
* Advanced Energy Industries Inc.	862	16
* Spansion Inc. Class A	1,152	16
* ExlService Holdings Inc.	537	16
* Cray Inc.	858	16
* Stamps.com Inc.	406	15
* Monster Worldwide Inc.	2,789	15
* Comverse Inc.	514	15
* Measurement Specialties Inc.	345	15
Brooks Automation Inc.	1,437	15
* Sonus Networks Inc.	4,745	15
* RealPage Inc.	792	15
* Bankrate Inc.	1,053	15
* RealD Inc.	990	15
ManTech International Corp. Class A	550	15
* FARO Technologies Inc.	398	15
Badger Meter Inc.	331	15
* Ixia	926	15
* Sykes Enterprises Inc.	920	15
EarthLink Inc.	2,400	14
Methode Electronics Inc.	890	14
United Online Inc.	2,013	14
* Lattice Semiconductor Corp.	2,645	14
* Intermec Inc.	1,356	13
Pegasystems Inc.	412	13
Ebix Inc.	660	13
* Imperva Inc.	328	13
* Checkpoint Systems Inc.	956	13
AVX Corp.	1,079	13
* LogMeIn Inc.	507	13
* Silicon Image Inc.	2,117	13
* ServiceNow Inc.	350	13
* Emulex Corp.	2,050	13
* TeleTech Holdings Inc.	554	12
Park Electrochemical Corp.	511	12
* Newport Corp.	878	12
* LivePerson Inc.	1,241	11
* Applied Micro Circuits Corp.	1,460	11
* PDF Solutions Inc.	611	11
Micrel Inc.	1,125	11
Cass Information Systems Inc.	248	11
* Silicon Graphics International Corp.	737	11

Black Box Corp.	413	11
Comtech Telecommunications Corp.	420	11
* Zynga Inc. Class A	3,204	11
* Constant Contact Inc.	724	11
* InvenSense Inc.	836	11
Forrester Research Inc.	294	11
* Accelrys Inc.	1,266	11
* Exar Corp.	931	11
* Tangoe Inc.	704	11
* iGATE Corp.	721	10
* GT Advanced Technologies Inc.	2,297	10
* TTM Technologies Inc.	1,261	10
Booz Allen Hamilton Holding Corp.	584	10
* Perficient Inc.	808	10
* Ceva Inc.	605	10
* Tableau Software Inc. Class A	197	10
* CalAmp Corp.	756	10
* Rudolph Technologies Inc.	810	10
* Move Inc.	846	10
* DTS Inc.	472	9
* Entropic Communications Inc.	2,169	9
Daktronics Inc.	897	9
* Envestnet Inc.	390	9
* Immersion Corp.	583	9
* Volterra Semiconductor Corp.	636	9
* Photronics Inc.	1,145	9
* Palo Alto Networks Inc.	178	9
* Virtusa Corp.	363	9
* MoneyGram International Inc.	425	8
* Global Cash Access Holdings Inc.	1,242	8
* Internap Network Services Corp.	1,006	8
* ServiceSource International Inc.	966	8
* Power-One Inc.	1,229	8
* Super Micro Computer Inc.	750	8
* SciQuest Inc.	328	8
CTS Corp.	620	7
* Procera Networks Inc.	504	7
* Calix Inc.	702	7
* Dice Holdings Inc.	800	7
* Parkervision Inc.	1,639	7
EPIQ Systems Inc.	581	7
* Seachange International Inc.	617	7
Computer Task Group Inc.	295	7
* Quantum Corp.	4,203	7
* Anaren Inc.	265	6
* Extreme Networks	1,776	6
* Amkor Technology Inc.	1,382	6
* Actuate Corp.	921	6
* Higher One Holdings Inc.	565	6
* Nanometrics Inc.	426	6
* Oplink Communications Inc.	355	6
* Responsys Inc.	614	6
* Fabrinet	406	6
* FormFactor Inc.	984	6
* Xoom Corp.	306	6
* Globecomm Systems Inc.	441	6
* Maxwell Technologies Inc.	779	6

* Integrated Silicon Solution Inc.	517	6
* CIBER Inc.	1,368	6
* EVERTEC Inc.	275	6
* Jive Software Inc.	325	6
* Active Network Inc.	816	5
Electro Rent Corp.	320	5
IXYS Corp.	476	5
Cohu Inc.	476	5
* FleetMatics Group plc	171	5
Electro Scientific Industries Inc.	438	5
* Zix Corp.	1,232	5
* LTX-Credence Corp.	863	5
* NVE Corp.	93	5
* Digi International Inc.	500	5
* Zygo Corp.	296	5
* Mercury Systems Inc.	528	5
* QuinStreet Inc.	595	5
* XO Group Inc.	442	5
* ExactTarget Inc.	195	5
Supertex Inc.	202	4
* Demand Media Inc.	514	4
* support.com Inc.	919	4
Ubiquiti Networks Inc.	228	4
Keynote Systems Inc.	340	4
American Software Inc. Class A	493	4
* VASCO Data Security International Inc.	500	4
* Demandware Inc.	136	4
* Yelp Inc.	139	4
* Symmetricom Inc.	833	4
* GSI Group Inc.	499	4
* Trulia Inc.	132	4
* Kemet Corp.	882	4
* Market Leader Inc.	375	4
* IntraLinks Holdings Inc.	652	4
* Zillow Inc. Class A	71	4
* Kopin Corp.	1,104	4
* Inphi Corp.	381	4
* Travelzoo Inc.	132	4
* PLX Technology Inc.	830	4
* Callidus Software Inc.	624	4
* DSP Group Inc.	472	4
* Rosetta Stone Inc.	218	4
* Axcelis Technologies Inc.	2,248	4
* KVH Industries Inc.	265	4
* Infoblox Inc.	138	3
Telular Corp.	265	3
* Rubicon Technology Inc.	390	3
* ShoreTel Inc.	816	3
* Avid Technology Inc.	511	3
* Vocus Inc.	373	3
* Proofpoint Inc.	159	3
* Pericom Semiconductor Corp.	455	3
ePlus Inc.	64	3
* Unwired Planet Inc.	1,544	3
Bel Fuse Inc. Class B	198	3
* Limelight Networks Inc.	1,327	3
* RealNetworks Inc.	431	3

* Datalink Corp.	266	3
* Marketo Inc.	128	3
Digimarc Corp.	131	3
* Radisys Corp.	602	3
* MaxLinear Inc.	476	3
* Vishay Precision Group Inc.	206	3
Richardson Electronics Ltd.	247	3
* NeoPhotonics Corp.	452	3
* Aeroflex Holding Corp.	367	3
* Guidance Software Inc.	309	3
* Lionbridge Technologies Inc.	959	3
* Aviat Networks Inc.	1,061	3
* Glu Mobile Inc.	1,037	3
* ChannelAdvisor Corp.	160	3
Marchex Inc. Class B	467	3
* Imation Corp.	656	3
* Carbonite Inc.	253	3
* Intermolecular Inc.	313	3
* Ultra Clean Holdings	457	3
* Neonode Inc.	486	3
* Agilysys Inc.	230	3
Hackett Group Inc.	511	3
PC-Tel Inc.	350	3
* AVG Technologies NV	140	3
* Multi-Fineline Electronix Inc.	159	3
* ANADIGICS Inc.	1,218	3
Mesa Laboratories Inc.	47	3
* Cyan Inc.	186	2
* Sigma Designs Inc.	539	2
* Alpha & Omega Semiconductor Ltd.	312	2
* Qualys Inc.	166	2
* Audience Inc.	163	2
* Key Tronic Corp.	199	2
* Spark Networks Inc.	276	2
PC Connection Inc.	134	2
Tessco Technologies Inc.	98	2
* MoSys Inc.	491	2
* STR Holdings Inc.	710	2
* OCZ Technology Group Inc.	1,467	2
* STEC Inc.	597	2
* PRGX Global Inc.	384	2
* Echelon Corp.	870	2
* Mindspeed Technologies Inc.	615	2
* ModusLink Global Solutions Inc.	672	2
* QuickLogic Corp.	805	2
* EPAM Systems Inc.	82	2
* Ruckus Wireless Inc.	150	2
* Ambarella Inc.	116	2
* GSI Technology Inc.	334	2
* Bazaarvoice Inc.	249	2
* E2open Inc.	126	2
* Numerex Corp. Class A	160	2
* Ipass Inc.	1,027	2
* Intevac Inc.	347	2
* Innodata Inc.	521	2
* Westell Technologies Inc. Class A	743	2
Sapiens International Corp. NV	294	2

Aware Inc.	277	2
* Oclaro Inc.	1,425	1
* TechTarget Inc.	324	1
* Peregrine Semiconductor Corp.	129	1
* Telenav Inc.	272	1
* Millennial Media Inc.	172	1
QAD Inc. Class A	108	1
* Exa Corp.	158	1
* AXT Inc.	466	1
* Blackhawk Network Holdings Inc.	52	1
* Rally Software Development Corp.	55	1
* M/A-COM Technology Solutions Holdings Inc.	83	1
* Mattson Technology Inc.	573	1
* Viasystems Group Inc.	84	1
* Brightcove Inc.	134	1
* Mattersight Corp.	302	1
* FalconStor Software Inc.	630	1
* MeetMe Inc.	347	1
* Synacor Inc.	67	—
* Envivio Inc.	76	—
* Ambient Corp.	27	—
		74,875
Materials (3.8%)
Monsanto Co.	12,767	1,285
EI du Pont de Nemours & Co.	22,427	1,251
Dow Chemical Co.	28,610	986
Praxair Inc.	7,149	817
Freeport-McMoRan Copper & Gold Inc.	24,750	768
Ecolab Inc.	6,230	526
PPG Industries Inc.	3,392	521
LyondellBasell Industries NV Class A	7,713	514
International Paper Co.	10,498	484
Air Products & Chemicals Inc.	5,085	480
Mosaic Co.	7,145	435
Newmont Mining Corp.	11,678	400
Sherwin-Williams Co.	2,067	390
Nucor Corp.	7,562	337
CF Industries Holdings Inc.	1,457	278
Eastman Chemical Co.	3,660	262
Sigma-Aldrich Corp.	2,905	243
Alcoa Inc.	25,692	218
FMC Corp.	3,309	207
Celanese Corp. Class A	3,793	187
Airgas Inc.	1,669	172
Rock Tenn Co. Class A	1,717	170
Ashland Inc.	1,907	170
Vulcan Materials Co.	3,141	168
Valspar Corp.	2,264	162
International Flavors & Fragrances Inc.	1,973	158
* WR Grace & Co.	1,824	154
Ball Corp.	3,562	154
* Crown Holdings Inc.	3,626	154
MeadWestvaco Corp.	4,220	148
Albemarle Corp.	2,137	143
Martin Marietta Materials Inc.	1,099	120
Southern Copper Corp.	3,813	119
Reliance Steel & Aluminum Co.	1,778	117

Packaging Corp. of America	2,363	116
Sealed Air Corp.	4,684	113
Rockwood Holdings Inc.	1,660	111
* Owens-Illinois Inc.	3,994	110
RPM International Inc.	3,198	106
Bemis Co. Inc.	2,495	98
Aptargroup Inc.	1,629	92
Huntsman Corp.	4,708	92
Sonoco Products Co.	2,486	87
Eagle Materials Inc.	1,171	86
Royal Gold Inc.	1,573	86
Cytec Industries Inc.	1,143	82
Steel Dynamics Inc.	5,248	80
Axiall Corp.	1,697	73
Allegheny Technologies Inc.	2,482	68
Cliffs Natural Resources Inc.	3,785	68
Compass Minerals International Inc.	782	68
Cabot Corp.	1,563	64
Domtar Corp.	850	62
United States Steel Corp.	3,406	60
PolyOne Corp.	2,334	60
NewMarket Corp.	211	58
* Louisiana-Pacific Corp.	3,225	57
* Chemtura Corp.	2,396	55
Carpenter Technology Corp.	1,077	52
Sensient Technologies Corp.	1,234	51
Silgan Holdings Inc.	1,086	51
HB Fuller Co.	1,221	51
Scotts Miracle-Gro Co. Class A	1,042	49
Olin Corp.	1,971	49
Westlake Chemical Corp.	508	47
Worthington Industries Inc.	1,338	46
Commercial Metals Co.	2,909	45
Minerals Technologies Inc.	926	39
Greif Inc. Class A	752	39
* Texas Industries Inc.	541	39
Buckeye Technologies Inc.	998	37
Balchem Corp.	743	36
Schweitzer-Mauduit International Inc.	707	34
* Coeur Mining Inc.	2,357	33
* Stillwater Mining Co.	2,723	33
* Resolute Forest Products Inc.	2,126	32
Hecla Mining Co.	8,184	31
Innophos Holdings Inc.	584	30
* Graphic Packaging Holding Co.	3,815	29
* Tahoe Resources Inc.	1,989	29
Walter Energy Inc.	1,654	28
KapStone Paper and Packaging Corp.	968	28
Kaiser Aluminum Corp.	436	28
* SunCoke Energy Inc.	1,592	25
* Clearwater Paper Corp.	505	24
Stepan Co.	445	24
PH Glatfelter Co.	963	24
American Vanguard Corp.	773	24
Intrepid Potash Inc.	1,226	23
* Calgon Carbon Corp.	1,241	22
* OM Group Inc.	712	21

Innospec Inc.	502	21
* Flotek Industries Inc.	1,147	20
* Allied Nevada Gold Corp.	2,489	19
* RTI International Metals Inc.	662	19
Quaker Chemical Corp.	292	19
Koppers Holdings Inc.	457	19
* Berry Plastics Group Inc.	884	19
A Schulman Inc.	638	18
* Headwaters Inc.	1,721	18
AMCOL International Corp.	568	18
Boise Inc.	2,218	18
Globe Specialty Metals Inc.	1,277	16
Deltic Timber Corp.	245	15
* Kraton Performance Polymers Inc.	707	15
* LSB Industries Inc.	423	14
* Ferro Corp.	2,075	14
Schnitzer Steel Industries Inc.	570	14
Haynes International Inc.	286	14
Materion Corp.	467	14
Tredegar Corp.	544	14
* Molycorp Inc.	2,066	14
Wausau Paper Corp.	1,058	12
* Century Aluminum Co.	1,238	12
Neenah Paper Inc.	389	12
* McEwen Mining Inc.	4,750	12
* Horsehead Holding Corp.	1,046	12
* AK Steel Holding Corp.	3,119	11
Myers Industries Inc.	723	11
* Boise Cascade Co.	289	9
Zep Inc.	478	8
* ADA-ES Inc.	195	7
* Landec Corp.	498	7
* AEP Industries Inc.	83	7
Hawkins Inc.	167	7
Kronos Worldwide Inc.	391	7
* Zoltek Cos. Inc.	514	7
* OMNOVA Solutions Inc.	865	6
* AM Castle & Co.	323	6
Gold Resource Corp.	567	5
US Silica Holdings Inc.	235	5
Olympic Steel Inc.	185	5
FutureFuel Corp.	334	5
* Paramount Gold and Silver Corp.	2,817	4
* Universal Stainless & Alloy Products Inc.	125	4
KMG Chemicals Inc.	163	4
* Golden Star Resources Ltd.	4,928	3
* Midway Gold Corp.	2,638	3
* General Moly Inc.	1,295	3
* Arabian American Development Co.	321	2
* UFP Technologies Inc.	116	2
Noranda Aluminum Holding Corp.	549	2
* United States Lime & Minerals Inc.	43	2
Chase Corp.	99	2
* Handy & Harman Ltd.	98	2
* Vista Gold Corp.	1,063	2
* US Antimony Corp.	1,056	2
* GSE Holding Inc.	195	1

* Golden Minerals Co.	658	1
* Revett Minerals Inc.	435	—
		16,367
Telecommunication Services (2.4%)
AT&T Inc.	131,525	4,602
Verizon Communications Inc.	67,996	3,296
* Sprint Nextel Corp.	71,916	525
CenturyLink Inc.	14,875	508
* Crown Castle International Corp.	7,020	500
* SBA Communications Corp. Class A	2,917	220
Windstream Corp.	13,936	112
* tw telecom inc Class A	3,659	104
Frontier Communications Corp.	24,205	100
* T-Mobile US Inc.	4,325	93
* Level 3 Communications Inc.	4,028	86
Telephone & Data Systems Inc.	2,304	54
* Clearwire Corp. Class A	8,392	38
Cogent Communications Group Inc.	1,226	34
* NII Holdings Inc.	3,951	30
* Cincinnati Bell Inc.	4,980	17
Consolidated Communications Holdings Inc.	919	16
* Premiere Global Services Inc.	1,194	14
* 8x8 Inc.	1,653	14
* United States Cellular Corp.	316	13
Atlantic Tele-Network Inc.	227	11
* Vonage Holdings Corp.	2,936	8
Shenandoah Telecommunications Co.	427	7
* Iridium Communications Inc.	885	6
* General Communication Inc. Class A	686	6
USA Mobility Inc.	423	6
IDT Corp. Class B	317	6
* Leap Wireless International Inc.	959	5
* inContact Inc.	681	5
NTELOS Holdings Corp.	275	5
* Hawaiian Telcom Holdco Inc.	164	4
* Cbeyond Inc.	463	4
* Fairpoint Communications Inc.	437	4
* magicJack VocalTec Ltd.	233	3
Neutral Tandem Inc.	578	3
Lumos Networks Corp.	243	3
* ORBCOMM Inc.	787	3
HickoryTech Corp.	282	3
* Towerstream Corp.	1,010	3
Primus Telecommunications Group Inc.	189	2
* Boingo Wireless Inc.	300	2
		10,475
Utilities (3.3%)
Duke Energy Corp.	16,845	1,127
Southern Co.	20,791	913
Dominion Resources Inc.	13,678	773
NextEra Energy Inc.	9,983	755
Exelon Corp.	20,402	639
American Electric Power Co. Inc.	11,593	531
Sempra Energy	5,792	471
PG&E Corp.	10,152	456
PPL Corp.	13,966	415

Consolidated Edison Inc.	7,062	403
Public Service Enterprise Group Inc.	12,198	403
FirstEnergy Corp.	10,077	393
Edison International	7,755	356
Xcel Energy Inc.	11,608	333
Northeast Utilities	7,485	312
Entergy Corp.	4,241	292
DTE Energy Co.	4,071	271
CenterPoint Energy Inc.	10,260	238
Wisconsin Energy Corp.	5,538	226
ONEOK Inc.	4,993	225
NiSource Inc.	7,460	214
Ameren Corp.	5,852	199
NRG Energy Inc.	7,753	198
AES Corp.	15,496	189
* Calpine Corp.	9,241	188
CMS Energy Corp.	6,337	171
American Water Works Co. Inc.	4,270	171
OGE Energy Corp.	2,395	163
Pinnacle West Capital Corp.	2,666	151
SCANA Corp.	2,985	151
Alliant Energy Corp.	2,714	134
NV Energy Inc.	5,669	133
Pepco Holdings Inc.	5,839	121
AGL Resources Inc.	2,816	119
MDU Resources Group Inc.	4,572	118
Integrys Energy Group Inc.	1,870	108
National Fuel Gas Co.	1,747	107
ITC Holdings Corp.	1,227	106
Questar Corp.	4,287	104
Aqua America Inc.	3,337	104
UGI Corp.	2,700	103
Westar Energy Inc.	3,047	97
Atmos Energy Corp.	2,196	93
TECO Energy Inc.	5,255	92
Great Plains Energy Inc.	3,163	71
Vectren Corp.	1,936	66
Cleco Corp.	1,445	66
Piedmont Natural Gas Co. Inc.	1,807	61
Hawaiian Electric Industries Inc.	2,312	60
IDACORP Inc.	1,195	56
Portland General Electric Co.	1,803	55
WGL Holdings Inc.	1,234	53
Southwest Gas Corp.	1,106	52
Black Hills Corp.	1,090	52
UIL Holdings Corp.	1,237	48
New Jersey Resources Corp.	1,033	47
UNS Energy Corp.	995	47
South Jersey Industries Inc.	773	45
ALLETE Inc.	951	45
PNM Resources Inc.	2,003	45
Avista Corp.	1,500	40
NorthWestern Corp.	872	36
Laclede Group Inc.	751	36
El Paso Electric Co.	892	32
MGE Energy Inc.	526	28
American States Water Co.	500	27

CH Energy Group Inc.	402	26
Northwest Natural Gas Co.	608	26
Otter Tail Corp.	944	26
Empire District Electric Co.	1,152	25
California Water Service Group	1,239	24
Chesapeake Utilities Corp.	228	12
Atlantic Power Corp.	2,541	12
SJW Corp.	350	9
Ormat Technologies Inc.	336	8
Unitil Corp.	252	7
Middlesex Water Co.	340	7
Connecticut Water Service Inc.	201	6
York Water Co.	261	5
Artesian Resources Corp. Class A	139	3
Genie Energy Ltd. Class B	341	3
Delta Natural Gas Co. Inc.	118	3
Consolidated Water Co. Ltd.	222	2
*	Cadiz Inc.	190	1
*	American DG Energy Inc.	641	1
14,140
Total Common Stocks (Cost $370,120)	430,115
Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund	0.136%	1,592,126	1,592

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.120%	6/5/13	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	100	100
200
Total Temporary Cash Investments (Cost $1,792)	1,792
Total Investments (99.8%) (Cost $371,912)	431,907
Other Assets and Liabilities-Net (0.2%)	905
Net Assets (100%)	432,812

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Russell 3000 Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	430,115	—	—
Temporary Cash Investments	1,592	200	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	431,671	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Russell 3000 Index Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	3	1,222	71
E-mini Russell 2000 Index	June 2013	6	590	6
E-mini S&P 500 Index	June 2013	9	733	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $371,912,000. Net unrealized appreciation of investment securities for tax purposes was $59,995,000, consisting of unrealized gains of $64,420,000 on securities that had risen in value since their purchase and $4,425,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 19, 2013
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.